1933 Act File No. 33-33852
                                   1940 Act File No. 811-6061

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   11  ............        X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   13   ..........................        X

                            FEDERATED INDEX TRUST

             (Exact Name of Registrant as Specified in Charter)

       Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire,
                         Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on December 31, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on December 15, 1995; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



Copies to:  Matthew G. Maloney, Esquire
            Dickstein, Shapiro & Morin, L.L.P.
            2101 L Street, N.W.
            Washington, D.C.  20037




CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of FEDERATED INDEX TRUST, which consists of three portfolios, (1) Federated Max-Cap Fund, consisting of two classes of shares, (a) Institutional Shares and (b) Institutional Service Shares; (2) Federated Mid-Cap Fund; and (3) Federated Mini-Cap Fund, is comprised of the following:


PART A.INFORMATION REQUIRED IN A PROSPECTUS.

                                     Prospectus Heading
                                     (Rule 404(c) Cross Reference)

Item 1.Cover Page .................. (1-3) Cover Page.

Item 2.Synopsis .................... Not applicable.

Item 3.Condensed Financial Information       (1-3) Summary of Fund Expenses;
                                     (1,2,3) Financial Highlights; (1-3)
                                     Performance Information.

Item 4.General Description of Registrant          (1-3) General Information;
                                     (1-3) Investment Objective; (1-3)
                                     Investment Policies; (1-3) Investment
                                     Limitations; (1a,1b) Other Classes of
                                     Shares.

Item 5.Management of the Fund ...... (1-3) Federated Index Trust Information;
                                     (1-3) Management of the Trust; (1a)
                                     Distribution of Institutional Shares;
                                     (1b) Distribution of Institutional
                                     Service Shares; (2,3) Distribution of
                                     Fund Shares; (1-3) Fund Administration;
                                     (1-3) Brokerage Transactions.

Item 6.Capital Stock and Other Securities    (1-3) Dividends; (1-3) Capital
                                     Gains; (1-3) Shareholder Information;
                                     (1-3) Voting Rights; (1-3) Tax
                                     Information; (1-3) Federal Income Tax;
                                     (1-3) State and Local Taxes.



Item 7.Purchase of Securities Being
       Offered ..................... (1a) Investing in Institutional Shares;
                                     (1b) Investing in Institutional Service
                                     Shares; (2,3) Investing in the Fund; (1-
                                     3) Share Purchases; (1-3) Minimum
                                     Investment Required; (1-3) What Shares
                                     Cost; (1-3) Sub-Accounting Services; (1-
                                     3) Certificates and Confirmations; (1-3)
                                     Net Asset Value.

Item 8.Redemption or Repurchase .... (1a) Redeeming Institutional Shares;
                                     (1b) Redeeming Institutional Service
                                     Shares; (2,3) Redeeming Shares; (1-3)
                                     Telephone Redemption; (1-3) Written
                                     Requests; (1-3) Signatures; (1-3)
                                     Receiving Payment; (1-3) Accounts with
                                     Low Balances; (2-3) Exchanging
                                     Securities for Fund Shares.

Item 9.Pending Legal Proceedings ... Not applicable.



PART B.INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.............................Cover Page         (1-3) Cover Page.

Item 11.............................Table of Contents       (1-3) Table of
                                     Contents.

Item 12.............................General Information and History
                                        (1-3) General Information About the
                                     Fund.

Item 13.............................Investment Objectives and
       Policies .................... (1-3) Investment Objective and Policies.

Item 14.............................Management of the Fund       (1-3)
                                     Federated Index Trust Management.

Item 15.............................Control Persons and Principal
       Holders of Securities ....... (1-3) Fund Ownership; (1-3) Trustees
                                     Compensation.

Item 16.............................Investment Advisory and Other
       Services .................... (1-3) Management Services; (1b)
                                     Distribution Plan; (1a,2,3) Shareholder
                                     Services; (1-3) Administrative Services.

Item 17.............................Brokerage Allocation         (1-3)
                                     Brokerage Transactions.

Item 18.............................Capital Stock and Other Securities
                                        Not Applicable.

Item 19.............................Purchase, Redemption and Pricing of
       Securities Being Offered .... (1-3) Purchasing Shares; (2,3)
                                     Exchanging Securities for Fund Shares;
                                     (1-3) Determining Net Asset Value; (1-3)
                                     Redeeming Shares.

Item 20.............................Tax Status         (1-3) Tax Status.

Item 21.............................Underwriters       Not applicable.

Item 22.............................Calculation of Performance Data
                                        (1-3) Total Return; (1-3) Yield; (1-
                                     3) Performance Comparisons.

Item 23.............................Financial Statements         (1-3) Filed
                                     in Part A.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERATED MAX-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Federated Max-Cap Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is an investment portfolio in Federated Index Trust (the "Trust"), an open-end, management investment company (a mutual fund). The investment objective of the Fund is to seek to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund is neither affiliated with nor sponsored by the Standard & Poor's Ratings Group.

THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Combined Statement of Additional Information for Institutional Service Shares and Institutional Shares dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1995


                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights--
  Institutional Service Shares.................................................2

General Information............................................................3

Investment Information.........................................................3
  Investment Objective.........................................................3
  Investment Policies..........................................................3
  Investment Limitations.......................................................7

Federated Index Trust Information..............................................7
  Management of the Trust......................................................7
  Distribution of Institutional Service Shares.................................9

  Fund Administration.........................................................10


Net Asset Value...............................................................10



Investing in Institutional Service Shares.....................................10


  Share Purchases.............................................................10

  Minimum Investment Required.................................................11
  What Shares Cost............................................................11

  Sub-Accounting Services.....................................................11


  Certificates and Confirmations..............................................11


  Dividends...................................................................11

  Capital Gains...............................................................12

Redeeming Institutional Service Shares........................................12
  Telephone Redemption........................................................12
  Written Requests............................................................12
  Accounts with Low Balances..................................................13

Shareholder Information.......................................................13
  Voting Rights...............................................................13

Tax Information...............................................................13
  Federal Income Tax..........................................................13

Performance Information.......................................................14

Other Classes of Shares.......................................................14


Financial Highlights--
  Institutional Shares........................................................15



Financial Statements..........................................................16



Report of Ernst & Young LLP,
  Independent Auditors........................................................44



Addresses......................................................Inside Back Cover


                            SUMMARY OF FUND EXPENSES

                             FEDERATED MAX-CAP FUND
                          INSTITUTIONAL SERVICE SHARES


                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................     None
Exchange Fee.............................................................................     None
                                    ANNUAL OPERATING EXPENSES
                             (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................    0.22%
12b-1 Fee (after waiver) (2).............................................................    0.05%
Total Other Expenses.....................................................................    0.34%
     Shareholder Services Fee...................................................    0.25%
          Total Fund Operating Expenses (3)..............................................    0.61%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.30%.

(2) The maximum 12b-1 fee is 0.30%.


(3) The total operating expenses would have been 0.94% absent the voluntary waivers of a portion of the management fee and a portion of the 12b-1 fee.


     Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Service Shares" and "Federated Index Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                        1 year    3 years    5 years    10 years
------------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end
  of each time period.......................................     $6        $20        $34        $ 76


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                             FEDERATED MAX-CAP FUND

                            (FORMERLY MAX-CAP FUND)



               FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 44.


                                                                                  YEAR ENDED OCTOBER 31,
                                                                             -------------------------------
                                                                              1995        1994       1993(A)
--------------------------------------------------------------------------   ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $12.02      $12.24      $12.12
--------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------
  Net investment income                                                        0.33        0.28(b)     0.07
--------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and futures contracts                                                        2.69        0.11        0.12
--------------------------------------------------------------------------   ------      ------      -------
  Total from investment operations                                             3.02        0.39        0.19
--------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------
  Distributions from net investment income                                    (0.30)      (0.27)      (0.07 )
--------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions
  and futures contracts                                                       (0.02)      (0.34)         --
--------------------------------------------------------------------------   ------      ------      -------
  Total distributions                                                         (0.32)      (0.61)      (0.07 )
--------------------------------------------------------------------------   ------      ------      -------
NET ASSET VALUE, END OF PERIOD                                               $14.72      $12.02      $12.24
--------------------------------------------------------------------------   ------      ------      -------
TOTAL RETURN (C)                                                              25.52%       3.30%       1.70 %
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Expenses                                                                     0.61%       0.62%       0.61 %*
--------------------------------------------------------------------------
  Net investment income                                                        2.55%       2.35%       1.52 %*
--------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                             0.33%       0.26%       0.09 %*
--------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $35,195     $8,617      $2,493
--------------------------------------------------------------------------
  Portfolio turnover                                                             57%          2%         13 %
--------------------------------------------------------------------------



  * Computed on an annualized basis.

(a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to October 31, 1993.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Fund's performance is contained in the Fund's annual report dated October 31, 1995 which can be obtained free of charge.



                              GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund known as Institutional Service Shares ("Shares") and Institutional Shares. This prospectus relates only to the Institutional Service Shares of the Fund. Institutional Service Shares are designed primarily for retail and private banking customers of financial institutions. A minimum initial investment of $25,000 over a 90-day period is required.


Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index. The investment objective cannot be changed without approval of shareholders. The Fund's ability to duplicate the Index will depend partly on the size and timing of cash flows into and out of the Fund. The Fund's performance is expected to closely mirror the performance of the Index. An investment in the Fund presents risks similar to those of investing in a portfolio comprised of the securities of the companies in the Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

The Fund pursues its investment objective by attempting to duplicate the investment results of the Index, while minimizing transaction costs and other expenses. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 of 1% or better; a figure of 1.00 would represent perfect correlation. The Fund will normally be invested in substantially all of the stocks that comprise the Index. Under normal circumstances, at least 80% of the value of the Fund's total assets will be invested in stocks represented in the Index. However, the Fund is not required to sell securities if the 80% investment level changes due to increases or decreases in the market value of portfolio securities.

The Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group ("S&P") designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. Inclusion of a particular stock in the Index in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund. The Fund utilizes the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.


The Fund will be managed passively, in that the traditional management functions of economic, financial, and market analysis will not be undertaken. Furthermore, a company's adverse financial circumstance will not trigger its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to duplicate, as much as possible, the composition of the Index. The Fund will include a stock in its investment portfolio in the order of the stock's weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in such stock is nearly identical to the percentage of the particular stock represented in the Index. On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be well below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to replicate the Index's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

The Fund believes that indexing, as described above, constitutes a reasonable and effective method of replicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that the Fund's performance will closely resemble the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, and changes in the securities markets and the Index itself, will account for the difference.

In order to accommodate cash flows, the Fund may enter into stock index futures contracts and options. The Fund may purchase futures contracts and options solely to maintain adequate liquidity to meet its redemption demands. This will allow the Fund to simultaneously maximize the level of the Fund assets which are tracking the performance of the Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.

                             ACCEPTABLE INVESTMENTS
The Fund will invest primarily in common stocks comprising the Index. In addition, the Fund may hold cash reserves which may be invested in the following:

U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:

- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


- notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit System including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, and the Student Loan Marketing Association.


REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

VARIABLE RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.

CASH ITEMS.  The Fund may also invest in cash items.

The Fund may also invest in commercial paper rated A-1 by S&P, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.

STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC").


Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

INDEX PARTICIPATION CONTRACTS. In addition to investing in stock index futures contracts, options and options on futures contracts, the Fund may also participate in the purchasing and selling of index participation contracts based on the Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.

The value of these contracts, together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the Index.

                        LENDING OF PORTFOLIO SECURITIES


The Fund may lend its portfolio securities on a short-term basis or long-term basis up to one-third of the value of its total assets to broker/ dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS
The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS

The Fund will not:

- borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Fund will not:

- invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or

- invest more than 15% of its net assets in securities that are illiquid.

                       FEDERATED INDEX TRUST INFORMATION

MANAGEMENT OF THE TRUST


The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Trustees handles the Trustees' responsibilities between meetings of the Trustees.


                                 FUND'S MANAGER

Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Fund's Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking error; monitoring and analyzing the appropriate futures contracts to purchase and the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager which method of indexing to use; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring func-


tions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.


Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


MANAGEMENT FEES.  The Fund's Manager receives an annual management fee equal to
 .30 of 1% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The
Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion. The Manager has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.


MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


                                  SUB-MANAGER

Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight, has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.

SUB MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager equal to .05 of 1% of the first $100 million of net assets under manage-


ment, .02 of 1% over $100 million but less than $200 million, and .01 of 1% of net assets over and above $200 million, on an annualized basis. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.


SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of September 30, 1995, placed approximately $20.6 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 331 nationwide non-financial institution clients invest. In total, ANB manages 77 commingled/common trust funds. Also, since 1990, ANB has served as Sub-Manager for the Federated Mini-Cap Fund and for the Federated Mid-Cap Fund, which are also portfolios of the Trust.



                            SUPPLEMENTAL PAYMENTS TO
                             FINANCIAL INSTITUTIONS



In addition to periodic payments to financial institutions under the Distribution Plan and Shareholder Services Agreement, certain financial institutions may be compensated by the Manager or its affiliates for the continued investment of customers' assets in certain funds, including the Fund, advised by those entities. These payments will be made directly by the distributor or Manager from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on Shares.


DISTRIBUTION OF INSTITUTIONAL
SERVICE SHARES

Federated Securities Corp. is the principal distributor for the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Federated Securities Corp. pays a licensing fee to S&P for the right to use the Index in connection with the management activities for the Fund. Federated Securities Corp. is not affiliated with S&P.

                   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES



Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund will pay to the distributor an amount, computed at an annual rate of 0.30 of 1% of the average daily net asset value of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.


The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.


In addition, the Fund has entered into a Shareholder Services Agreement with Federated Share-




holder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



FUND ADMINISTRATION


                             BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the managers look for prompt execution of the order at a favorable price. In working with dealers, the managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The managers make decisions on portfolio transactions and select brokers and dealers subject to review by the Trustees.


                            ADMINISTRATIVE SERVICES
Federated Administrative Services, Inc., a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.


                                NET ASSET VALUE



The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


                   INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

                                    BY WIRE


 To purchase Shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. However, in order to maximize the Fund's ability to track the Index, shareholders are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
                                 Federated Ser-




vices Company, c/o State Street Bank and Trust Company, Boston, Massachusetts;
Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Max-Cap Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


                                    BY MAIL


To purchase Shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Max-Cap Fund--Institutional Service Shares to the Fund's transfer agent, Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts that it maintains with the Fund.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



SUB-ACCOUNTING SERVICES



Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS
Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

                            REDEEMING INSTITUTIONAL
                                 SERVICE SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.

TELEPHONE REDEMPTION


Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). However, in order to maximize the Fund's ability to track the Index, shareholders are urged to telephone the Fund prior to 2:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

                                   SIGNATURES


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


- a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

- a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;


- a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or


- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.


The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

                               RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of December 4, 1995, Alltell Corp. Thrift Plan, San Francisco, CA, owned 26.63% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.


                                TAX INFORMATION


FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.


STATE AND LOCAL TAXES



In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties,




municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


                            PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in the Shares of the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of the Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Institutional Service Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


Shares are sold without any sales load or other similar non-recurring charges. Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


                            OTHER CLASSES OF SHARES

Institutional Shares of the Fund are sold to accounts for which financial institutions act in a fiduciary or agency capacity. Institutional Shares are sold at net asset value and investments in Institutional Shares are subject to a minimum initial investment of $25,000.

Institutional Shares of the Fund are distributed without a 12b-1 Plan. Financial institutions and brokers providing sales and administrative services may receive different compensation depending upon which class of shares of the Fund is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between Class Expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.


To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-235-4669.



                             FEDERATED MAX-CAP FUND

                            (FORMERLY, MAX-CAP FUND)



                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 44.


                                                                    YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------------------
                                               1995        1994        1993        1992        1991       1990(A)
                                              ------      ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD          $12.02      $12.24      $11.64      $11.07      $ 8.60      $10.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                         0.38        0.32        0.30        0.32        0.37        0.12
------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and futures contracts          2.70        0.10        1.29        0.71        2.46       (1.43)
------------------------------------------    ------      ------      ------      ------      ------      ------
  Total from investment operations              3.08        0.42        1.59        1.03        2.83       (1.31)
------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net investment income     (0.34)      (0.30)      (0.30)      (0.34)      (0.36)      (0.09)
------------------------------------------
  Distributions from net realized gain on
  investment transactions and futures
  contracts                                    (0.02)      (0.34)      (0.69)      (0.12)         --          --
------------------------------------------    ------      ------      ------      ------      ------      ------
  Total distributions                          (0.36)      (0.64)      (0.99)      (0.46)      (0.36)      (0.09)
------------------------------------------    ------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                $14.74      $12.02      $12.24      $11.64      $11.07      $ 8.60
------------------------------------------    ------      ------      ------      ------      ------      ------
TOTAL RETURN (B)                                  26%       3.59%      14.35%       9.51%      33.31%     (14.46)%
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                      0.31%       0.32%       0.31%       0.30%       0.24%       0.00%*
------------------------------------------
  Net investment income                         2.91%       2.70%       2.60%       2.92%       3.74%       5.19%*
------------------------------------------
  Expense waiver/reimbursement (c)              0.33%       0.07%       0.09%       0.18%       0.45%       0.94%*
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  Net assets, end of period (000 omitted)     $679,237    $443,815    $407,246    $309,614    $144,528    $25,129
------------------------------------------
  Portfolio turnover                              57%          2%         13%         46%          6%          0%
------------------------------------------



  * Computed on an annualized basis.


(a) Reflects operations for the period from July 5, 1990 (date of initial public offering) to October 31, 1990. For the period from the start of business June 26, 1990 to July 4, 1990, net investment income per share aggregating $0.02 per share ($155) was distributed to the Fund's manager. Such distribution represented the net income of the Fund prior to the initial public offering of Fund shares which commenced on July 5, 1990.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Fund's performance is contained in the Fund's annual report dated October 31, 1995 which can be obtained free of charge.



FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--82.9%
--------------------------------------------------------------------------------------
                    COMMERCIAL SERVICES--1.0%
                    ------------------------------------------------------------------
       7,500    (a) Alco Standard Corp.                                                  $    663,750
                    ------------------------------------------------------------------


      11,400        Deluxe Corp.                                                              306,375
                    ------------------------------------------------------------------
      20,900        Donnelley (R.R.) & Sons Co.                                               762,850
                    ------------------------------------------------------------------
      13,500        Dow Jones & Co.                                                           475,875
                    ------------------------------------------------------------------
      23,400        Dun & Bradstreet Corp.                                                  1,398,150
                    ------------------------------------------------------------------
       5,200        Fleming Cos., Inc.                                                        117,650
                    ------------------------------------------------------------------
       7,000        Grainger (W.W.), Inc.                                                     437,500
                    ------------------------------------------------------------------
       4,600        Handleman Co.                                                              35,650
                    ------------------------------------------------------------------
       4,200        Harland (John H.) Co.                                                      87,150
                    ------------------------------------------------------------------
      10,600        Interpublic Group Cos., Inc.                                              410,750
                    ------------------------------------------------------------------
       6,900        McGraw-Hill Cos., Inc.                                                    564,938
                    ------------------------------------------------------------------
      13,800        Moore Corp. Ltd.                                                          263,925
                    ------------------------------------------------------------------
       6,700        Ogden Corp.                                                               152,425
                    ------------------------------------------------------------------
       8,050        Safety-Kleen Corp.                                                        123,769
                    ------------------------------------------------------------------
       9,700        Super Valu Stores, Inc.                                                   298,275
                    ------------------------------------------------------------------
      25,200        Sysco Corp.                                                               765,450
                    ------------------------------------------------------------------   ------------
                    Total                                                                   6,864,482
                    ------------------------------------------------------------------   ------------
                    CONSUMER DURABLES--2.4%
                    ------------------------------------------------------------------
      10,300        American Greetings Corp., Class A                                         324,450
                    ------------------------------------------------------------------
       2,037        Bassett Furniture Industries, Inc.                                         40,995
                    ------------------------------------------------------------------
      11,700        Black & Decker Corp.                                                      396,337
                    ------------------------------------------------------------------
       4,000        Briggs & Stratton Corp.                                                   161,500
                    ------------------------------------------------------------------
      13,200        Brunswick Corp.                                                           257,400
                    ------------------------------------------------------------------
       3,900        Centex Corp.                                                              127,725
                    ------------------------------------------------------------------
      48,984        Chrysler Corp.                                                          2,528,799
                    ------------------------------------------------------------------



FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    CONSUMER DURABLES--CONTINUED
                    ------------------------------------------------------------------
      11,500        Cooper Tire & Rubber Co.                                             $    265,937
                    ------------------------------------------------------------------
      46,900        Eastman Kodak Co.                                                       2,937,112
                    ------------------------------------------------------------------
       8,200        Echlin, Inc.                                                              293,150
                    ------------------------------------------------------------------
       6,400        Fleetwood Enterprises, Inc.                                               131,200
                    ------------------------------------------------------------------
     141,400        Ford Motor Co.                                                          4,065,250
                    ------------------------------------------------------------------
      17,000        Genuine Parts Co.                                                         673,625
                    ------------------------------------------------------------------
      20,900        Goodyear Tire & Rubber Co.                                                794,200
                    ------------------------------------------------------------------
      12,200        Hasbro, Inc.                                                              372,100
                    ------------------------------------------------------------------
       5,653        Jostens, Inc.                                                             127,899
                    ------------------------------------------------------------------
       4,500        Kaufman & Broad Homes Corp.                                                52,312
                    ------------------------------------------------------------------
      30,740        Mattel, Inc.                                                              883,775
                    ------------------------------------------------------------------
      14,800        Maytag Corp.                                                              281,200
                    ------------------------------------------------------------------
      21,800        Newell Co.                                                                525,925
                    ------------------------------------------------------------------
       2,700        Outboard Marine Corp.                                                      56,025
                    ------------------------------------------------------------------
       6,400        Polaroid Corp.                                                            273,600
                    ------------------------------------------------------------------
       3,800        Pulte Corp.                                                               120,175
                    ------------------------------------------------------------------
      22,200        Rubbermaid, Inc.                                                          579,975
                    ------------------------------------------------------------------
       5,900        Snap-On Tools Corp.                                                       250,013
                    ------------------------------------------------------------------
       6,200        Stanley Works                                                             296,050
                    ------------------------------------------------------------------
      10,400        Whirlpool Corp.                                                           551,200
                    ------------------------------------------------------------------
       6,300    (a) Zenith Electronics Corp.                                                   52,763
                    ------------------------------------------------------------------   ------------
                    Total                                                                  17,420,692
                    ------------------------------------------------------------------   ------------
                    CONSUMER NON-DURABLES--9.7%
                    ------------------------------------------------------------------
       3,800        Alberto-Culver Co., Class B                                               119,225
                    ------------------------------------------------------------------
      26,300        American Brands, Inc.                                                   1,127,612
                    ------------------------------------------------------------------
      35,700        Anheuser-Busch Companies, Inc.                                          2,356,200
                    ------------------------------------------------------------------
       9,500        Avon Products, Inc.                                                       675,687
                    ------------------------------------------------------------------
       2,400        Brown Group, Inc.                                                          33,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    CONSUMER NON-DURABLES--CONTINUED
                    ------------------------------------------------------------------
       9,600        Brown-Forman Corp., Class B                                          $    366,000
                    ------------------------------------------------------------------
      20,300        CPC International, Inc.                                                 1,347,412
                    ------------------------------------------------------------------
      34,300        Campbell Soup Co.                                                       1,796,462
                    ------------------------------------------------------------------
       7,300        Clorox Co.                                                                523,775
                    ------------------------------------------------------------------
     177,200        Coca-Cola Co.                                                          12,736,250
                    ------------------------------------------------------------------
      20,100        Colgate-Palmolive Co.                                                   1,391,925
                    ------------------------------------------------------------------
      34,300        ConAgra, Inc.                                                           1,324,837
                    ------------------------------------------------------------------
       5,200        Coors Adolph Co., Class B                                                  92,950
                    ------------------------------------------------------------------
       9,700    (a) Fruit of the Loom, Inc., Class A                                          168,537
                    ------------------------------------------------------------------
      21,800        General Mills, Inc.                                                     1,250,775
                    ------------------------------------------------------------------
      61,100        Gillette Co.                                                            2,955,712
                    ------------------------------------------------------------------
      33,600        Heinz (H.J.) Co.                                                        1,562,400
                    ------------------------------------------------------------------
      11,900        Hershey Foods Corp.                                                       711,025
                    ------------------------------------------------------------------
      15,400        International Flavors & Fragrances, Inc.                                  743,050
                    ------------------------------------------------------------------
      30,600        Kellogg Co.                                                             2,210,850
                    ------------------------------------------------------------------
      10,700        Liz Claiborne, Inc.                                                       303,613
                    ------------------------------------------------------------------
      20,000        Nike, Inc., Class B                                                     1,135,000
                    ------------------------------------------------------------------
     109,200        PepsiCo, Inc.                                                           5,760,300
                    ------------------------------------------------------------------
     117,400        Philip Morris Cos., Inc.                                                9,920,300
                    ------------------------------------------------------------------
      94,700        Procter & Gamble Co.                                                    7,670,700
                    ------------------------------------------------------------------
      18,500        Quaker Oats Co.                                                           631,313
                    ------------------------------------------------------------------
      13,900        Ralston Purina Co.                                                        825,313
                    ------------------------------------------------------------------
      11,200        Reebok International Ltd.                                                 380,800
                    ------------------------------------------------------------------
       5,600        Russell Corp.                                                             138,600
                    ------------------------------------------------------------------
      66,100        Sara Lee Corp.                                                          1,941,688
                    ------------------------------------------------------------------
      51,400        Seagram Co. Ltd.                                                        1,850,400
                    ------------------------------------------------------------------
       6,700        Stride Rite Corp.                                                          75,375
                    ------------------------------------------------------------------
      27,700        UST, Inc.                                                                 831,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    CONSUMER NON-DURABLES--CONTINUED
                    ------------------------------------------------------------------
      22,100        Unilever N.V., ADR                                                   $  2,895,100
                    ------------------------------------------------------------------
       8,900        V.F. Corp.                                                                426,088
                    ------------------------------------------------------------------
      16,100        Wrigley (Wm.), Jr. Co.                                                    748,650
                    ------------------------------------------------------------------   ------------
                    Total                                                                  69,027,924
                    ------------------------------------------------------------------   ------------
                    CONSUMER SERVICES--3.5%
                    ------------------------------------------------------------------
       6,500    (a) Bally Entertainment Group                                                  71,500
                    ------------------------------------------------------------------
      14,500        Block (H&R), Inc.                                                         598,125
                    ------------------------------------------------------------------
       8,440        CBS, Inc.                                                                 681,530
                    ------------------------------------------------------------------
      23,050    (a) CUC International, Inc.                                                   798,106
                    ------------------------------------------------------------------
      21,300        Capital Cities/ABC, Inc.                                                2,526,712
                    ------------------------------------------------------------------
      33,050        Comcast Corp., Class A                                                    590,769
                    ------------------------------------------------------------------
      21,800        Darden Restaurants, Inc.                                                  247,975
                    ------------------------------------------------------------------
      71,600        Disney (Walt) Co.                                                       4,125,950
                    ------------------------------------------------------------------
      19,200        Gannett Co., Inc.                                                       1,044,000
                    ------------------------------------------------------------------
      14,150    (a) Harrah's Entertainment, Inc.                                              350,212
                    ------------------------------------------------------------------
       6,700        Hilton Hotels Corp.                                                       448,900
                    ------------------------------------------------------------------
       5,050    (a) King World Productions, Inc.                                              176,119
                    ------------------------------------------------------------------
       7,400        Knight-Ridder, Inc.                                                       410,700
                    ------------------------------------------------------------------
       3,350        Luby's Cafeterias, Inc.                                                    69,513
                    ------------------------------------------------------------------
      17,200        Marriott Corp.                                                            634,250
                    ------------------------------------------------------------------
      96,300        McDonald's Corp.                                                        3,948,300
                    ------------------------------------------------------------------
       3,800        Meredith Corp.                                                            135,850
                    ------------------------------------------------------------------
      13,700        New York Times Co., Class A                                               380,175
                    ------------------------------------------------------------------
       7,400    (a) Ryan's Family Steak Houses, Inc.                                           57,350
                    ------------------------------------------------------------------
      13,000        Service Corp. International                                               521,625
                    ------------------------------------------------------------------
       5,700    (a) Shoney's, Inc.                                                             63,413
                    ------------------------------------------------------------------
      87,400    (a) Tele-Communications, Inc., Class A                                      1,485,800
                    ------------------------------------------------------------------
      52,240        Time Warner, Inc.                                                       1,906,760
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    CONSUMER SERVICES--CONTINUED
                    ------------------------------------------------------------------
      15,400        Times Mirror Co., Class A                                            $    446,600
                    ------------------------------------------------------------------
       9,300        Tribune Co.                                                               587,063
                    ------------------------------------------------------------------
      49,268    (a) Viacom, Inc., Class B                                                   2,463,400
                    ------------------------------------------------------------------
      14,000        Wendy's International, Inc.                                               278,250
                    ------------------------------------------------------------------   ------------
                    Total                                                                  25,048,947
                    ------------------------------------------------------------------   ------------
                    ELECTRONIC TECHNOLOGY--8.7%
                    ------------------------------------------------------------------
      29,980        AMP, Inc.                                                               1,176,715
                    ------------------------------------------------------------------
      14,800    (a) Advanced Micro Devices, Inc.                                              353,350
                    ------------------------------------------------------------------
      16,100    (a) Amdahl Corp.                                                              148,925
                    ------------------------------------------------------------------
       5,250    (a) Andrew Corp.                                                              221,812
                    ------------------------------------------------------------------
      16,700        Apple Computer, Inc.                                                      606,419
                    ------------------------------------------------------------------
      23,200    (a) Applied Materials, Inc.                                                 1,162,900
                    ------------------------------------------------------------------
      46,900        Boeing Co.                                                              3,077,812
                    ------------------------------------------------------------------
       9,800    (a) Cabletron Systems, Inc.                                                   770,525
                    ------------------------------------------------------------------
       6,200    (a) Ceridian Corp.                                                            269,700
                    ------------------------------------------------------------------
      37,100    (a) Cisco Systems, Inc.                                                     2,875,250
                    ------------------------------------------------------------------
      36,100    (a) Compaq Computer Corp.                                                   2,012,575
                    ------------------------------------------------------------------
       7,600    (a) Computer Sciences Corp.                                                   508,250
                    ------------------------------------------------------------------
       3,500    (a) Cray Research, Inc.                                                        72,625
                    ------------------------------------------------------------------
      15,600    (a) DSC Communications Corp.                                                  577,200
                    ------------------------------------------------------------------
       5,100    (a) Data General Corp.                                                         58,650
                    ------------------------------------------------------------------
      20,200    (a) Digital Equipment Corp.                                                 1,093,325
                    ------------------------------------------------------------------
       7,600        EG & G, Inc.                                                              141,550
                    ------------------------------------------------------------------
       8,620        General Dynamics Corp.                                                    477,332
                    ------------------------------------------------------------------
       5,400        Harris Corp.                                                              313,875
                    ------------------------------------------------------------------
      70,400        Hewlett-Packard Co.                                                     6,520,800
                    ------------------------------------------------------------------
     114,300        Intel Corp.                                                             7,986,712
                    ------------------------------------------------------------------
       6,200    (a) Intergraph Corp.                                                           75,175
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    ELECTRONIC TECHNOLOGY--CONTINUED
                    ------------------------------------------------------------------
      81,000        International Business Machines Corp.                                $  7,877,250
                    ------------------------------------------------------------------
      31,488        Lockheed Martin Corp.                                                   2,145,120
                    ------------------------------------------------------------------
      23,600        Loral Corp.                                                               699,150
                    ------------------------------------------------------------------
      16,300        McDonnell-Douglas Corp.                                                 1,332,525
                    ------------------------------------------------------------------
      28,400        Micron Technology, Inc.                                                 2,005,750
                    ------------------------------------------------------------------
      80,900        Motorola, Inc.                                                          5,309,063
                    ------------------------------------------------------------------
      17,200    (a) National Semiconductor Corp.                                              419,250
                    ------------------------------------------------------------------
      34,900        Northern Telecom Ltd.                                                   1,256,400
                    ------------------------------------------------------------------
       6,800        Northrop Corp.                                                            389,300
                    ------------------------------------------------------------------
      50,600    (a) Novell, Inc.                                                              834,900
                    ------------------------------------------------------------------
       5,800        Perkin-Elmer Corp.                                                        203,725
                    ------------------------------------------------------------------
      34,000        Raytheon Co.                                                            1,483,250
                    ------------------------------------------------------------------
      29,900        Rockwell International Corp.                                            1,330,550
                    ------------------------------------------------------------------
      10,500        Scientific-Atlanta, Inc.                                                  129,938
                    ------------------------------------------------------------------
      19,900    (a) Silicon Graphics, Inc.                                                    661,675
                    ------------------------------------------------------------------
      13,200    (a) Sun Microsystems, Inc.                                                  1,029,600
                    ------------------------------------------------------------------
      16,000    (a) Tandem Computers, Inc.                                                    180,000
                    ------------------------------------------------------------------
       4,300        Tektronix, Inc.                                                           254,775
                    ------------------------------------------------------------------
      12,200    (a) Tellabs, Inc.                                                             414,800
                    ------------------------------------------------------------------
      25,500        Texas Instruments, Inc.                                                 1,740,375
                    ------------------------------------------------------------------
      23,700    (a) Unisys Corp.                                                              133,313
                    ------------------------------------------------------------------
      16,900        United Technologies Corp.                                               1,499,875
                    ------------------------------------------------------------------   ------------
                    Total                                                                  61,832,061
                    ------------------------------------------------------------------   ------------
                    ENERGY MINERALS--6.7%
                    ------------------------------------------------------------------
      12,900        Amerada-Hess Corp.                                                        582,112
                    ------------------------------------------------------------------
      68,600        Amoco Corp.                                                             4,381,825
                    ------------------------------------------------------------------
       8,400        Ashland, Inc.                                                             265,650
                    ------------------------------------------------------------------
      22,200        Atlantic Richfield Co.                                                  2,369,850
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    ENERGY MINERALS--CONTINUED
                    ------------------------------------------------------------------
      17,500        Burlington Resources, Inc.                                           $    630,000
                    ------------------------------------------------------------------
      89,900        Chevron Corp.                                                           4,202,825
                    ------------------------------------------------------------------
     171,300        Exxon Corp.                                                            13,083,037
                    ------------------------------------------------------------------
       7,100        Kerr-McGee Corp.                                                          391,388
                    ------------------------------------------------------------------
       4,600        Louisiana Land & Exploration Co.                                          162,725
                    ------------------------------------------------------------------
      54,600        Mobil Corp.                                                             5,500,950
                    ------------------------------------------------------------------
      43,100        Occidental Petroleum Corp.                                                926,650
                    ------------------------------------------------------------------
      13,600    (a) Oryx Energy Co.                                                           156,400
                    ------------------------------------------------------------------
       6,300        Pennzoil Co.                                                              237,825
                    ------------------------------------------------------------------
      36,100        Phillips Petroleum Co.                                                  1,164,225
                    ------------------------------------------------------------------
       5,700        Pittston Co.                                                              156,750
                    ------------------------------------------------------------------
      73,900        Royal Dutch Petroleum Co., ADR                                          9,080,463
                    ------------------------------------------------------------------
      12,412    (a) Santa Fe Energy Resource, Inc.                                            110,157
                    ------------------------------------------------------------------
      14,537        Sun Co., Inc.                                                             416,122
                    ------------------------------------------------------------------
      35,800        Texaco, Inc.                                                            2,438,875
                    ------------------------------------------------------------------
      39,600        USX Corp.                                                                 702,900
                    ------------------------------------------------------------------
      33,600        Unocal Corp.                                                              882,000
                    ------------------------------------------------------------------   ------------
                    Total                                                                  47,842,729
                    ------------------------------------------------------------------   ------------
                    FINANCE--10.3%
                    ------------------------------------------------------------------
      15,500        Aetna Life & Casualty Co.                                               1,090,812
                    ------------------------------------------------------------------
      16,100        Ahmanson (H.F.) & Co.                                                     402,500
                    ------------------------------------------------------------------
       6,100        Alexander & Alexander Services, Inc.                                      136,487
                    ------------------------------------------------------------------
      62,405        Allstate Corp.                                                          2,293,384
                    ------------------------------------------------------------------
      68,300        American Express Co.                                                    2,774,687
                    ------------------------------------------------------------------
      28,100        American General Corp.                                                    923,787
                    ------------------------------------------------------------------
      65,493        American International Group, Inc.                                      5,525,972
                    ------------------------------------------------------------------
      56,025        Banc One Corp.                                                          1,890,844
                    ------------------------------------------------------------------
      14,800        Bank of Boston Corp.                                                      658,600
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    FINANCE--CONTINUED
                    ------------------------------------------------------------------
      25,900        Bank of New York Co., Inc.                                           $  1,087,800
                    ------------------------------------------------------------------
      51,676        BankAmerica Corp.                                                       2,971,370
                    ------------------------------------------------------------------
      10,800        Bankers Trust New York Corp.                                              688,500
                    ------------------------------------------------------------------
      13,300        Barnett Banks, Inc.                                                       734,825
                    ------------------------------------------------------------------
       7,200        Beneficial Corp.                                                          352,800
                    ------------------------------------------------------------------
      17,600        Boatmen's Bancshares, Inc.                                                668,800
                    ------------------------------------------------------------------
      10,000        CIGNA Corp.                                                               991,250
                    ------------------------------------------------------------------
      24,500        Chase Manhattan Corp.                                                   1,396,500
                    ------------------------------------------------------------------
      33,690        Chemical Banking Corp.                                                  1,916,119
                    ------------------------------------------------------------------
      12,000        Chubb Corp.                                                             1,078,500
                    ------------------------------------------------------------------
      54,300        Citicorp                                                                3,522,712
                    ------------------------------------------------------------------
      20,000        Corestates Financial Corp.                                                727,500
                    ------------------------------------------------------------------
      23,521        Dean Witter, Discover & Co.                                             1,170,170
                    ------------------------------------------------------------------
      24,900        Federal Home Loan Mortgage Corp.                                        1,724,325
                    ------------------------------------------------------------------
      37,700        Federal National Mortgage Association                                   3,953,787
                    ------------------------------------------------------------------
      18,800        First Bank System, Inc.                                                   935,300
                    ------------------------------------------------------------------
      11,300        First Fidelity Bancorporation                                             738,737
                    ------------------------------------------------------------------
      10,900        First Interstate Bancorp                                                1,406,100
                    ------------------------------------------------------------------
      24,200        First Union Corp.                                                       1,200,925
                    ------------------------------------------------------------------
      19,400        Fleet Financial Group, Inc.                                               751,750
                    ------------------------------------------------------------------
      11,300        General RE Corp.                                                        1,637,087
                    ------------------------------------------------------------------
       8,300        Golden West Financial Corp.                                               416,037
                    ------------------------------------------------------------------
      18,500        Great Western Financial Corp.                                             418,562
                    ------------------------------------------------------------------
      13,200        Household International, Inc.                                             742,500
                    ------------------------------------------------------------------
      26,100        J.P. Morgan & Co., Inc.                                                 2,012,963
                    ------------------------------------------------------------------
       6,750        Jefferson-Pilot Corp.                                                     445,500
                    ------------------------------------------------------------------
      33,200        KeyCorp.                                                                1,120,500
                    ------------------------------------------------------------------
      13,100        Lincoln National Corp.                                                    584,588
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    FINANCE--CONTINUED
                    ------------------------------------------------------------------
      20,450        MBNA Corp.                                                           $    754,094
                    ------------------------------------------------------------------
      10,200        Marsh & McLennan Cos., Inc.                                               835,125
                    ------------------------------------------------------------------
      20,300        Mellon Bank Corp.                                                       1,017,538
                    ------------------------------------------------------------------
      25,900        Merrill Lynch & Co., Inc.                                               1,437,450
                    ------------------------------------------------------------------
      10,600        Morgan Stanley & Co., Inc.                                                922,200
                    ------------------------------------------------------------------
      22,050        NBD Bancorp, Inc.                                                         837,900
                    ------------------------------------------------------------------
      20,400        National City Corp.                                                       629,850
                    ------------------------------------------------------------------
      38,146        NationsBank Corp.                                                       2,508,100
                    ------------------------------------------------------------------
      42,600        Norwest Corp.                                                           1,256,700
                    ------------------------------------------------------------------
      32,400        PNC Financial Corp.                                                       850,500
                    ------------------------------------------------------------------
      13,300        Providian Corp.                                                           522,025
                    ------------------------------------------------------------------
       7,200        Republic New York Corp.                                                   422,100
                    ------------------------------------------------------------------
      10,900        Ryder Systems, Inc.                                                       262,963
                    ------------------------------------------------------------------
       8,600        SAFECO Corp.                                                              552,013
                    ------------------------------------------------------------------
      14,600        Salomon, Inc.                                                             527,425
                    ------------------------------------------------------------------
      16,600        Shawmut National Corp.                                                    562,325
                    ------------------------------------------------------------------
      11,600        St. Paul Companies, Inc.                                                  588,700
                    ------------------------------------------------------------------
      16,200        SunTrust Banks, Inc.                                                    1,044,900
                    ------------------------------------------------------------------
       9,750        Torchmark Corp.                                                           404,625
                    ------------------------------------------------------------------
       9,700        Transamerica Corp.                                                        657,175
                    ------------------------------------------------------------------
         221    (a) Transport Holdings, Inc., Class A                                           8,670
                    ------------------------------------------------------------------
      44,178        Travelers Group, Inc.                                                   2,230,989
                    ------------------------------------------------------------------
      13,550        U.S. Bancorp.                                                             401,419
                    ------------------------------------------------------------------
      10,000        UNUM Corp.                                                                526,250
                    ------------------------------------------------------------------
      13,100        USF&G Corp.                                                               219,425
                    ------------------------------------------------------------------
       4,800        USLIFE Corp.                                                              136,800
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    FINANCE--CONTINUED
                    ------------------------------------------------------------------
      23,600        Wachovia Corp.                                                       $  1,041,350
                    ------------------------------------------------------------------
       7,100        Wells Fargo & Co.                                                       1,491,888
                    ------------------------------------------------------------------   ------------
                    Total                                                                  73,743,079
                    ------------------------------------------------------------------   ------------
                    HEALTH SERVICES--0.9%
                    ------------------------------------------------------------------
      11,800    (a) Beverly Enterprises, Inc.                                                 138,650
                    ------------------------------------------------------------------
      60,938        Columbia/HCA Healthcare Corp.                                           2,993,579
                    ------------------------------------------------------------------
       6,100    (a) Community Psychiatric Centers                                              66,337
                    ------------------------------------------------------------------
       8,650        Manor Care, Inc.                                                          283,288
                    ------------------------------------------------------------------
       3,200        Shared Medical Systems Corp.                                              123,600
                    ------------------------------------------------------------------
      27,600    (a) Tenet Healthcare Corp.                                                    493,350
                    ------------------------------------------------------------------
      22,100        U.S. Healthcare, Inc.                                                     850,850
                    ------------------------------------------------------------------
      23,800        United Healthcare Corp.                                                 1,264,375
                    ------------------------------------------------------------------   ------------
                    Total                                                                   6,214,029
                    ------------------------------------------------------------------   ------------
                    HEALTH TECHNOLOGY--7.5%
                    ------------------------------------------------------------------
     110,600        Abbott Laboratories                                                     4,396,350
                    ------------------------------------------------------------------
       8,800        Allergan, Inc.                                                            258,500
                    ------------------------------------------------------------------
         268    (a) Allergan Ligand Retinoid Therapeutics, Inc.                                 3,986
                    ------------------------------------------------------------------
      11,300    (a) Alza Corp.                                                                248,600
                    ------------------------------------------------------------------
      42,100        American Home Products Corp.                                            3,731,112
                    ------------------------------------------------------------------
      36,600    (a) Amgen, Inc.                                                             1,756,800
                    ------------------------------------------------------------------
       7,200        Bard (C.R.), Inc.                                                         203,400
                    ------------------------------------------------------------------
       8,100        Bausch & Lomb, Inc.                                                       280,462
                    ------------------------------------------------------------------
      38,800        Baxter International, Inc.                                              1,498,650
                    ------------------------------------------------------------------
       9,200        Becton, Dickinson & Co.                                                   598,000
                    ------------------------------------------------------------------
      16,100    (a) Biomet, Inc.                                                              267,662
                    ------------------------------------------------------------------
      20,700    (a) Boston Scientific Corp.                                                   871,987
                    ------------------------------------------------------------------
      70,400        Bristol-Myers Squibb Co.                                                5,368,000
                    ------------------------------------------------------------------
      88,600        Johnson & Johnson                                                       7,220,900
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    HEALTH TECHNOLOGY--CONTINUED
                    ------------------------------------------------------------------
      40,300        Lilly (Eli) & Co.                                                    $  3,893,988
                    ------------------------------------------------------------------
      10,600        Mallinckrodt Group, Inc.                                                  368,350
                    ------------------------------------------------------------------
      31,800        Medtronic, Inc.                                                         1,836,450
                    ------------------------------------------------------------------
     173,500        Merck & Co., Inc.                                                       9,976,250
                    ------------------------------------------------------------------
      86,700        Pfizer, Inc.                                                            4,974,413
                    ------------------------------------------------------------------
      51,400        Schering Plough Corp.                                                   2,756,325
                    ------------------------------------------------------------------
       6,300    (a) St. Jude Medical, Inc.                                                    335,475
                    ------------------------------------------------------------------
       7,800        United States Surgical Corp.                                              191,100
                    ------------------------------------------------------------------
      23,900        Upjohn Co.                                                              1,212,925
                    ------------------------------------------------------------------
      18,600        Warner-Lambert Co.                                                      1,583,325
                    ------------------------------------------------------------------   ------------
                    Total                                                                  53,833,010
                    ------------------------------------------------------------------   ------------
                    INDUSTRIAL SERVICES--1.1%
                    ------------------------------------------------------------------
      19,400        Baker Hughes, Inc.                                                        380,725
                    ------------------------------------------------------------------
      27,300        Browning-Ferris Industries, Inc.                                          795,112
                    ------------------------------------------------------------------
      11,400        Fluor Corp.                                                               644,100
                    ------------------------------------------------------------------
       5,000        Foster Wheeler Corp.                                                      187,500
                    ------------------------------------------------------------------
      15,700        Halliburton Co.                                                           651,550
                    ------------------------------------------------------------------
       3,400        Helmerich & Payne, Inc.                                                    87,975
                    ------------------------------------------------------------------
      38,300        Laidlaw, Inc., Class B                                                    344,700
                    ------------------------------------------------------------------
       7,400        McDermott International, Inc.                                             117,475
                    ------------------------------------------------------------------
       4,500    (a) Morrison Knudsen Corp.                                                     29,250
                    ------------------------------------------------------------------
      11,600    (a) Rowan Companies, Inc.                                                      76,850
                    ------------------------------------------------------------------
      33,500        Schlumberger Ltd.                                                       2,085,375
                    ------------------------------------------------------------------
      66,700        WMX Technologies, Inc.                                                  1,875,938
                    ------------------------------------------------------------------
       7,300    (a) Western Atlas, Inc.                                                       320,288
                    ------------------------------------------------------------------   ------------
                    Total                                                                   7,596,838
                    ------------------------------------------------------------------   ------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    NON-ENERGY MINERALS--1.6%
                    ------------------------------------------------------------------
       5,800        ASARCO, Inc.                                                         $    187,050
                    ------------------------------------------------------------------
      31,000        Alcan Aluminum Ltd.                                                       980,375
                    ------------------------------------------------------------------
      24,700        Aluminum Co. of America                                                 1,259,700
                    ------------------------------------------------------------------
      14,500    (a) Armco, Inc.                                                                88,812
                    ------------------------------------------------------------------
      48,300        Barrick Gold Corp.                                                      1,116,937
                    ------------------------------------------------------------------
      15,100    (a) Bethlehem Steel Corp.                                                     198,188
                    ------------------------------------------------------------------
      12,850        Cyprus Amax Minerals                                                      335,706
                    ------------------------------------------------------------------
      15,500        Echo Bay Mines Ltd.                                                       139,500
                    ------------------------------------------------------------------
       1,984    (a) FirstMiss Gold, Inc.                                                       35,706
                    ------------------------------------------------------------------
      12,400        Georgia-Pacific Corp.                                                   1,023,000
                    ------------------------------------------------------------------
      19,000        Homestake Mining Co.                                                      292,125
                    ------------------------------------------------------------------
      16,100        Inco Ltd.                                                                 553,437
                    ------------------------------------------------------------------
       6,200        Inland Steel Industries, Inc.                                             144,925
                    ------------------------------------------------------------------
      15,500        Louisiana-Pacific Corp.                                                   370,063
                    ------------------------------------------------------------------
      11,911        Newmont Mining Corp.                                                      449,640
                    ------------------------------------------------------------------
      12,000        Nucor Corp.                                                               577,500
                    ------------------------------------------------------------------
       6,100    (a) Owens-Corning Fiberglass Corp.                                            258,488
                    ------------------------------------------------------------------
       9,800        Phelps Dodge Corp.                                                        621,075
                    ------------------------------------------------------------------
      32,900        Placer Dome, Inc.                                                         719,688
                    ------------------------------------------------------------------
       8,600        Reynolds Metals Co.                                                       433,225
                    ------------------------------------------------------------------
      18,135        Santa Fe Pacific Gold                                                     179,083
                    ------------------------------------------------------------------
      10,520        USX-U.S. Steel Group, Inc.                                                314,285
                    ------------------------------------------------------------------
      28,300        Weyerhaeuser Co.                                                        1,248,738
                    ------------------------------------------------------------------
      12,550        Worthington Industries, Inc.                                              208,644
                    ------------------------------------------------------------------   ------------
                    Total                                                                  11,735,890
                    ------------------------------------------------------------------   ------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    PROCESS INDUSTRIES--4.4%
                    ------------------------------------------------------------------
      15,400        Air Products & Chemicals, Inc.                                       $    795,025
                    ------------------------------------------------------------------
      74,680        Archer-Daniels-Midland Co.                                              1,204,214
                    ------------------------------------------------------------------
       7,400        Avery Dennison Corp.                                                      331,150
                    ------------------------------------------------------------------
       4,100        Ball Corp.                                                                113,262
                    ------------------------------------------------------------------
       7,100        Bemis Co., Inc.                                                           184,600
                    ------------------------------------------------------------------
       6,500        Boise Cascade Corp.                                                       235,625
                    ------------------------------------------------------------------
      12,800        Champion International Corp.                                              684,800
                    ------------------------------------------------------------------
      31,400        Corning, Inc.                                                             820,325
                    ------------------------------------------------------------------
      12,300    (a) Crown Cork & Seal Co., Inc.                                               428,962
                    ------------------------------------------------------------------
      38,300        Dow Chemical Co.                                                        2,628,337
                    ------------------------------------------------------------------
      72,600        Du Pont (E.I.) de Nemours & Co.                                         4,528,425
                    ------------------------------------------------------------------
      11,425        Eastman Chemical Co.                                                      679,787
                    ------------------------------------------------------------------
       9,040        Ecolab, Inc.                                                              262,160
                    ------------------------------------------------------------------
      19,663        Engelhard Corp.                                                           489,104
                    ------------------------------------------------------------------
       5,900        Federal Paper Board Co., Inc.                                             247,800
                    ------------------------------------------------------------------
      28,500    (a) Freeport-McMoRan Copper & Gold, Inc., Class B                             648,375
                    ------------------------------------------------------------------
       3,600        Goodrich (B.F.) Co.                                                       237,150
                    ------------------------------------------------------------------
      13,000        Grace (W.R.) & Co.                                                        724,750
                    ------------------------------------------------------------------
       9,500        Great Lakes Chemical Corp.                                                637,687
                    ------------------------------------------------------------------
      16,200        Hercules, Inc.                                                            864,675
                    ------------------------------------------------------------------
      34,400        International Paper Co.                                                 1,272,800
                    ------------------------------------------------------------------
      11,300        James River Corp. of Virginia                                             363,012
                    ------------------------------------------------------------------
      22,300        Kimberly-Clark Corp.                                                    1,619,538
                    ------------------------------------------------------------------
       7,900        Mead Corp.                                                                455,238
                    ------------------------------------------------------------------
       6,400        Millipore Corp.                                                           226,400
                    ------------------------------------------------------------------
      16,000        Monsanto Co.                                                            1,676,000
                    ------------------------------------------------------------------
      20,400        Morton International, Inc.                                                622,200
                    ------------------------------------------------------------------
       9,500        Nalco Chemical Co.                                                        285,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    PROCESS INDUSTRIES--CONTINUED
                    ------------------------------------------------------------------
      28,500        PPG Industries, Inc.                                                 $  1,211,250
                    ------------------------------------------------------------------
      16,033        Pall Corp.                                                                390,804
                    ------------------------------------------------------------------
      11,700        Pioneer Hi-Bred International                                             580,613
                    ------------------------------------------------------------------
       4,100        Potlatch Corp.                                                            172,713
                    ------------------------------------------------------------------
      18,900        Praxair, Inc.                                                             510,300
                    ------------------------------------------------------------------
       9,400        Rohm & Haas Co.                                                           519,350
                    ------------------------------------------------------------------
      20,800        Scott Paper Co.                                                         1,107,600
                    ------------------------------------------------------------------
      11,700        Sherwin-Williams Co.                                                      440,213
                    ------------------------------------------------------------------
       6,900        Sigma-Aldrich Corp.                                                       327,750
                    ------------------------------------------------------------------
       2,500        Springs Industries, Inc., Class A                                         107,188
                    ------------------------------------------------------------------
      12,508        Stone Container Corp.                                                     206,382
                    ------------------------------------------------------------------
       7,800        Temple-Inland, Inc.                                                       354,900
                    ------------------------------------------------------------------
       9,600        Union Camp Corp.                                                          488,400
                    ------------------------------------------------------------------
      20,400        Union Carbide Corp.                                                       772,650
                    ------------------------------------------------------------------
      13,950        Westvaco Corp.                                                            387,113
                    ------------------------------------------------------------------
       7,700        Willamette Industries, Inc.                                               446,600
                    ------------------------------------------------------------------   ------------
                    Total                                                                  31,290,227
                    ------------------------------------------------------------------   ------------
                    PRODUCER MANUFACTURING--6.2%
                    ------------------------------------------------------------------
      39,000        Allied-Signal, Inc.                                                     1,657,500
                    ------------------------------------------------------------------
       5,200        Armstrong World Industries, Inc.                                          308,750
                    ------------------------------------------------------------------
      27,700        Caterpillar, Inc.                                                       1,554,662
                    ------------------------------------------------------------------
       4,600        Cincinnati Milacron, Inc.                                                 118,450
                    ------------------------------------------------------------------
      16,100        Cooper Industries, Inc.                                                   543,375
                    ------------------------------------------------------------------
       4,100        Crane Co.                                                                 145,037
                    ------------------------------------------------------------------
       5,800        Cummins Engine Co., Inc.                                                  203,725
                    ------------------------------------------------------------------
      13,700        Dana Corp.                                                                351,062
                    ------------------------------------------------------------------
      11,900        Deere & Co.                                                             1,063,562
                    ------------------------------------------------------------------
      12,800        Dial Corp. Del.                                                           312,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    PRODUCER MANUFACTURING--CONTINUED
                    ------------------------------------------------------------------
      15,800        Dover Corp.                                                          $    624,100
                    ------------------------------------------------------------------
      25,200        Dresser Industries, Inc.                                                  522,900
                    ------------------------------------------------------------------
      10,800        Eaton Corp.                                                               553,500
                    ------------------------------------------------------------------
      30,900        Emerson Electric Co.                                                    2,201,625
                    ------------------------------------------------------------------
       5,000    (a) FMC Corp.                                                                 358,125
                    ------------------------------------------------------------------
     235,800        General Electric Co.                                                   14,914,350
                    ------------------------------------------------------------------
       6,500        General Signal Corp.                                                      207,187
                    ------------------------------------------------------------------
       4,700        Giddings & Lewis, Inc.                                                     75,787
                    ------------------------------------------------------------------
       6,378        Harnischfeger Industries, Inc.                                            200,907
                    ------------------------------------------------------------------
      17,800        Honeywell, Inc.                                                           747,600
                    ------------------------------------------------------------------
      14,700        ITT Corp.                                                               1,800,750
                    ------------------------------------------------------------------
      15,700        Illinois Tool Works, Inc.                                                 912,562
                    ------------------------------------------------------------------
      14,600        Ingersoll-Rand Co.                                                        516,475
                    ------------------------------------------------------------------
       5,700        Johnson Controls, Inc.                                                    332,025
                    ------------------------------------------------------------------
       8,000        Loews Corp.                                                             1,173,000
                    ------------------------------------------------------------------
      22,100        Masco Industries, Inc.                                                    621,563
                    ------------------------------------------------------------------
      58,000        Minnesota Mining & Manufacturing Co.                                    3,298,750
                    ------------------------------------------------------------------
       1,300        NACCO Industries, Inc., Class A                                            74,425
                    ------------------------------------------------------------------
       6,800        National Service Industries, Inc.                                         202,300
                    ------------------------------------------------------------------
      10,370    (a) Navistar International Corp.                                              106,293
                    ------------------------------------------------------------------
       5,440        PACCAR, Inc.                                                              227,120
                    ------------------------------------------------------------------
      10,200        Parker-Hannifin Corp.                                                     344,250
                    ------------------------------------------------------------------
      21,500        Pitney Bowes, Inc.                                                        937,938
                    ------------------------------------------------------------------
       6,100        Raychem Corp.                                                             282,888
                    ------------------------------------------------------------------
       8,900        TRW, Inc.                                                                 585,175
                    ------------------------------------------------------------------
       7,600        Teledyne, Inc.                                                            189,050
                    ------------------------------------------------------------------
      26,000        Tenneco, Inc.                                                           1,140,750
                    ------------------------------------------------------------------
      12,100        Textron, Inc.                                                             831,875
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    PRODUCER MANUFACTURING--CONTINUED
                    ------------------------------------------------------------------
       2,600        Thomas & Betts Corp.                                                 $    168,025
                    ------------------------------------------------------------------
       4,300        Timken Co.                                                                173,075
                    ------------------------------------------------------------------
       4,000        Trinova Corp.                                                             112,500
                    ------------------------------------------------------------------
      10,100        Tyco Laboratories, Inc.                                                   613,575
                    ------------------------------------------------------------------
       5,880    (a) Varity Corp.                                                              213,150
                    ------------------------------------------------------------------
      49,000        Westinghouse Electric Corp.                                               692,125
                    ------------------------------------------------------------------
      14,600        Whitman Corp.                                                             310,250
                    ------------------------------------------------------------------
      14,600        Xerox Corp.                                                             1,894,350
                    ------------------------------------------------------------------
       1,800        Zurn Industries, Inc.                                                      45,000
                    ------------------------------------------------------------------   ------------
                    Total                                                                  44,463,443
                    ------------------------------------------------------------------   ------------
                    RETAIL TRADE--3.8%
                    ------------------------------------------------------------------
      35,100        Albertsons, Inc.                                                        1,167,075
                    ------------------------------------------------------------------
      20,500        American Stores Co.                                                       612,437
                    ------------------------------------------------------------------
      14,200        Charming Shoppes, Inc.                                                     40,825
                    ------------------------------------------------------------------
      13,200        Circuit City Store, Inc.                                                  440,550
                    ------------------------------------------------------------------
       9,800        Dayton-Hudson Corp.                                                       673,750
                    ------------------------------------------------------------------
      15,700        Dillard Department Stores, Inc., Class A                                  425,862
                    ------------------------------------------------------------------
      20,000        Gap (The), Inc.                                                           787,500
                    ------------------------------------------------------------------
       8,200        Giant Foods, Inc., Class A                                                263,425
                    ------------------------------------------------------------------
       5,200        Great Atlantic & Pacific Tea Co., Inc.                                    105,300
                    ------------------------------------------------------------------
       9,400        Harcourt General, Inc.                                                    372,475
                    ------------------------------------------------------------------
      62,600        Home Depot, Inc.                                                        2,331,850
                    ------------------------------------------------------------------
      63,000        K Mart Corp.                                                              511,875
                    ------------------------------------------------------------------
      16,200    (a) Kroger Co., Inc.                                                          540,675
                    ------------------------------------------------------------------
      49,300        Limited, Inc.                                                             905,888
                    ------------------------------------------------------------------
       2,900        Longs Drug Stores Corp.                                                   116,000
                    ------------------------------------------------------------------
      22,000        Lowe's Cos., Inc.                                                         594,000
                    ------------------------------------------------------------------
      34,200        May Department Stores Co.                                               1,342,350
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    RETAIL TRADE--CONTINUED
                    ------------------------------------------------------------------
      14,500        Melville Corp.                                                       $    464,000
                    ------------------------------------------------------------------
       5,000        Mercantile Stores Co., Inc.                                               224,375
                    ------------------------------------------------------------------
      11,300        Nordstrom, Inc.                                                           418,806
                    ------------------------------------------------------------------
      32,000        Penney (J.C.) Co., Inc.                                                 1,348,000
                    ------------------------------------------------------------------
       8,400        Pep Boys-Manny Moe & Jack                                                 183,750
                    ------------------------------------------------------------------
       8,700        Premark International, Inc.                                               402,375
                    ------------------------------------------------------------------
      26,850    (a) Price Co.                                                                 456,450
                    ------------------------------------------------------------------
      11,600        Rite Aid Corp.                                                            313,200
                    ------------------------------------------------------------------
      53,400        Sears, Roebuck & Co.                                                    1,815,600
                    ------------------------------------------------------------------
      10,000        TJX Cos., Inc.                                                            135,000
                    ------------------------------------------------------------------
      10,065        Tandy Corp.                                                               496,959
                    ------------------------------------------------------------------
      38,300    (a) Toys "R" Us, Inc.                                                         837,813
                    ------------------------------------------------------------------
     317,000        Wal-Mart Stores, Inc.                                                   6,855,125
                    ------------------------------------------------------------------
      33,900        Walgreen Co.                                                              966,150
                    ------------------------------------------------------------------
      10,300        Winn-Dixie Stores, Inc.                                                   669,500
                    ------------------------------------------------------------------
      18,300    (a) Woolworth (F.W.) Co.                                                      267,638
                    ------------------------------------------------------------------   ------------
                    Total                                                                  27,086,578
                    ------------------------------------------------------------------   ------------
                    TECHNOLOGY SERVICES--2.8%
                    ------------------------------------------------------------------
       6,500        Autodesk, Inc.                                                            221,000
                    ------------------------------------------------------------------
      19,700        Automatic Data Processing, Inc.                                         1,408,550
                    ------------------------------------------------------------------
      37,850        Computer Associates International, Inc.                                 2,081,750
                    ------------------------------------------------------------------
      16,600        First Data Corp., Class                                                 1,097,675
                    ------------------------------------------------------------------
     103,900        General Motors Corp.                                                    4,545,625
                    ------------------------------------------------------------------
      80,100    (a) Microsoft Corp.                                                         8,010,000
                    ------------------------------------------------------------------
      59,300    (a) Oracle Corp.                                                            2,586,963
                    ------------------------------------------------------------------   ------------
                    Total                                                                  19,951,563
                    ------------------------------------------------------------------   ------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    TRANSPORTATION--1.4%
                    ------------------------------------------------------------------
      10,500    (a) AMR Corp.                                                            $    693,000
                    ------------------------------------------------------------------
      20,912        Burlington Northern Santa Fe                                            1,753,955
                    ------------------------------------------------------------------
      14,500        CSX Corp.                                                               1,214,375
                    ------------------------------------------------------------------
       5,900        Consolidated Freightways, Inc.                                            137,175
                    ------------------------------------------------------------------
      10,900        Consolidated Rail Corp.                                                   749,375
                    ------------------------------------------------------------------
       7,000        Delta Air Lines, Inc.                                                     459,375
                    ------------------------------------------------------------------
       7,800    (a) Federal Express Corp.                                                     640,575
                    ------------------------------------------------------------------
      18,600        Norfolk Southern Corp.                                                  1,436,850
                    ------------------------------------------------------------------
       5,500        Roadway Services, Inc.                                                    246,125
                    ------------------------------------------------------------------
      19,700        Southwest Airlines Co.                                                    394,000
                    ------------------------------------------------------------------
       8,300    (a) USAir Group, Inc.                                                         113,088
                    ------------------------------------------------------------------
      28,400        Union Pacific Corp.                                                     1,856,650
                    ------------------------------------------------------------------
       3,900    (a) Yellow Corp.                                                               51,188
                    ------------------------------------------------------------------   ------------
                    Total                                                                   9,745,731
                    ------------------------------------------------------------------   ------------
                    UTILITIES--10.9%
                    ------------------------------------------------------------------
     215,678        AT&T Corp.                                                             13,803,392
                    ------------------------------------------------------------------
      68,000        Airtouch Communications, Inc.                                           1,938,000
                    ------------------------------------------------------------------
      26,000        Alltel Corp.                                                              796,250
                    ------------------------------------------------------------------
      25,500        American Electric Power Co., Inc.                                         972,188
                    ------------------------------------------------------------------
      76,100        Ameritech Corp.                                                         4,109,400
                    ------------------------------------------------------------------
      20,350        Baltimore Gas & Electric Co.                                              544,362
                    ------------------------------------------------------------------
      60,200        Bell Atlantic Corp.                                                     3,830,225
                    ------------------------------------------------------------------
      68,500        BellSouth Corp.                                                         5,240,250
                    ------------------------------------------------------------------
      21,600        Carolina Power & Light Co.                                                707,400
                    ------------------------------------------------------------------
      26,200        Central & SouthWest Corp.                                                 700,850
                    ------------------------------------------------------------------
      21,340        Cinergy Corp.                                                             605,522
                    ------------------------------------------------------------------
      14,400        Coastal Corp.                                                             466,200
                    ------------------------------------------------------------------
       7,000    (a) Columbia Gas System, Inc.                                                 269,500
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    UTILITIES--CONTINUED
                    ------------------------------------------------------------------
      32,400        Consolidated Edison Co.                                              $    984,150
                    ------------------------------------------------------------------
      12,800        Consolidated Natural Gas Co.                                              486,400
                    ------------------------------------------------------------------
      20,000        Detroit Edison Co.                                                        675,000
                    ------------------------------------------------------------------
      23,750        Dominion Resources, Inc.                                                  944,062
                    ------------------------------------------------------------------
      28,300        Duke Power Co.                                                          1,266,425
                    ------------------------------------------------------------------
       2,900        Eastern Enterprises                                                        86,637
                    ------------------------------------------------------------------
      34,900        Enron Corp.                                                             1,199,687
                    ------------------------------------------------------------------
       9,300        Enserch Corp.                                                             134,850
                    ------------------------------------------------------------------
      31,300        Entergy Corp.                                                             892,050
                    ------------------------------------------------------------------
      25,800        FPL Group, Inc.                                                         1,080,375
                    ------------------------------------------------------------------
     132,800        GTE Corp.                                                               5,478,000
                    ------------------------------------------------------------------
      15,900        General Public Utilities                                                  496,875
                    ------------------------------------------------------------------
      18,100        Houston Industries, Inc.                                                  839,388
                    ------------------------------------------------------------------
      93,800        MCI Communications Corp.                                                2,339,138
                    ------------------------------------------------------------------
       7,200        NICOR, Inc.                                                               193,500
                    ------------------------------------------------------------------
      58,200        NYNEX Corp.                                                             2,735,400
                    ------------------------------------------------------------------
      19,800        Niagara Mohawk Power Corp.                                                212,850
                    ------------------------------------------------------------------
      16,800        Noram Energy Corp.                                                        130,200
                    ------------------------------------------------------------------
       9,300        Northern States Power Co.                                                 439,425
                    ------------------------------------------------------------------
      21,100        Ohio Edison Co.                                                           482,663
                    ------------------------------------------------------------------
       3,700        Oneok, Inc.                                                                90,188
                    ------------------------------------------------------------------
      11,300        Pacific Enterprises                                                       279,675
                    ------------------------------------------------------------------
      59,600        Pacific Gas & Electric Co.                                              1,750,750
                    ------------------------------------------------------------------
      58,500        Pacific Telesis Group                                                   1,776,938
                    ------------------------------------------------------------------
      39,100        Pacificorp                                                                738,013
                    ------------------------------------------------------------------
      20,600        Panhandle Eastern Corp.                                                   520,150
                    ------------------------------------------------------------------
      30,600        Peco Energy Co.                                                           895,050
                    ------------------------------------------------------------------
       4,800        Peoples Energy Corp.                                                      138,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    UTILITIES--CONTINUED
                    ------------------------------------------------------------------
      33,700        Public Service Enterprises Group, Inc.                               $    989,938
                    ------------------------------------------------------------------
      82,800        SBC Communications, Inc.                                                4,626,450
                    ------------------------------------------------------------------
      61,700        SCE Corp.                                                               1,048,900
                    ------------------------------------------------------------------
      12,000        Sonat, Inc.                                                               345,000
                    ------------------------------------------------------------------
      90,200        Southern Co.                                                            2,153,525
                    ------------------------------------------------------------------
      48,100        Sprint Corp.                                                            1,851,850
                    ------------------------------------------------------------------
      31,100        Texas Utilities Co.                                                     1,142,925
                    ------------------------------------------------------------------
      62,900        U.S. West, Inc.                                                         2,995,613
                    ------------------------------------------------------------------
      29,500        Unicom Corp.                                                              966,125
                    ------------------------------------------------------------------
      14,100        Union Electric Co.                                                        549,900
                    ------------------------------------------------------------------
      14,000        Williams Companies, Inc. (The)                                            540,750
                    ------------------------------------------------------------------   ------------
                    Total                                                                  78,480,354
                    ------------------------------------------------------------------   ------------
                    TOTAL COMMON STOCKS (IDENTIFIED COST $539,333,079)                    592,177,577
                    ------------------------------------------------------------------   ------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.6%
--------------------------------------------------------------------------------------
$  4,500,000        United States Treasury Bill, 11/30/1995 (at amortized cost)          $  4,483,080
                    ------------------------------------------------------------------   ------------
(B) REPURCHASE AGREEMENT--15.8%
--------------------------------------------------------------------------------------
 112,855,000        J.P. Morgan Securities, Inc., 5.90%, dated 10/31/1995, due
                    11/1/1995                                                             112,855,000
                    ------------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $656,671,159)(C)                  $709,515,657
                    ------------------------------------------------------------------   ------------



* The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $117,937,700 at October 31, 1995, which represents 16.5% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective, total exposure to the Index is 99.4%



(a) Non-income producing security.


(b) The repurchase agreement is fully collateralized by U.S. government obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.


(c) The cost of investments for federal tax purposes amounts to $660,350,985. The net unrealized appreciation of investments on a federal tax basis amounts to $49,164,672 which is comprised of $65,340,734 appreciation and $16,176,062 depreciation at October 31, 1995.



Note: The categories of investments are shown as a percentage of net assets
      ($714,432,451) at October 31, 1995.

The following acronym is used throughout this portfolio:

ADR -- American Depository Receipt

(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------


ASSETS:
--------------------------------------------------------------------
Investments in repurchase agreements                                   $112,855,000
--------------------------------------------------------------------
Investments in securities                                               596,660,657
--------------------------------------------------------------------   ------------
Total investments in securities, at value
(identified cost $656,671,159 and tax cost $660,350,985)                               $709,515,657
-----------------------------------------------------------------------------------
Income receivable                                                                           990,626
-----------------------------------------------------------------------------------
Receivable for shares sold                                                                6,040,960
-----------------------------------------------------------------------------------
Deferred expenses                                                                               250
-----------------------------------------------------------------------------------    ------------
     Total assets                                                                       716,547,493
-----------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------
Payable for shares redeemed                                                 433,930
--------------------------------------------------------------------
Payable to Bank                                                             966,946
--------------------------------------------------------------------
Payable for taxes withheld                                                    1,784
--------------------------------------------------------------------
Payable for daily variation margin                                          553,860
--------------------------------------------------------------------
Accrued expenses                                                            158,522
--------------------------------------------------------------------   ------------
     Total liabilities                                                                    2,115,042
-----------------------------------------------------------------------------------    ------------
Net Assets for 48,467,529 shares outstanding                                           $714,432,451
-----------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------
Paid in capital                                                                        $558,632,158
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments and futures contracts                         53,339,758
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                       99,397,047
-----------------------------------------------------------------------------------
Undistributed net investment income                                                       3,063,488
-----------------------------------------------------------------------------------    ------------
     Total Net Assets                                                                  $714,432,451
-----------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-----------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-----------------------------------------------------------------------------------
$679,237,383 / 46,076,825 shares outstanding                                                 $14.74
-----------------------------------------------------------------------------------    ------------
INSTITUTIONAL SERVICE SHARES:
-----------------------------------------------------------------------------------
$35,195,068 / 2,390,704 shares outstanding                                                   $14.72
-----------------------------------------------------------------------------------    ------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------


INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                              $ 12,163,449
---------------------------------------------------------------------------------------------------
Interest                                                                                                  6,393,059
---------------------------------------------------------------------------------------------------     -----------
    Total income                                                                                         18,556,508
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------
Management fee                                                                          $ 1,727,669
------------------------------------------------------------------------------------
Custodian fees                                                                              150,587
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    112,420
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     5,093
------------------------------------------------------------------------------------
Auditing fees                                                                                13,109
------------------------------------------------------------------------------------
Legal fees                                                                                    8,985
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    48,764
------------------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                                      67,923
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                            1,383,122
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                       56,603
------------------------------------------------------------------------------------
Share registration costs                                                                    113,689
------------------------------------------------------------------------------------
Printing and postage                                                                         42,190
------------------------------------------------------------------------------------
Insurance premiums                                                                           11,366
------------------------------------------------------------------------------------
Taxes                                                                                         1,984
------------------------------------------------------------------------------------
Miscellaneous                                                                                 6,788
------------------------------------------------------------------------------------     ----------
    Total expenses                                                                        3,750,292
------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------------
  Waiver of management fee                                               $  (433,282)
----------------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service Shares          (56,603)
----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                (1,383,122)
----------------------------------------------------------------------    ----------
    Total waivers                                                                        (1,873,007)
------------------------------------------------------------------------------------     ----------
        Net expenses                                                                                      1,877,285
---------------------------------------------------------------------------------------------------     -----------
             Net investment income                                                                       16,679,223
---------------------------------------------------------------------------------------------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                                   99,787,657
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments and futures contracts                               21,104,700
---------------------------------------------------------------------------------------------------     -----------
    Net realized and unrealized gain on investments and futures contracts                               120,892,357
---------------------------------------------------------------------------------------------------     -----------
        Change in net assets resulting from operations                                                 $137,571,580
---------------------------------------------------------------------------------------------------     -----------



(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                         YEAR ENDED OCTOBER 31,
                                                                     ------------------------------
                                                                         1995             1994
                                                                     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------
Net investment income                                                $  16,679,223    $  11,562,305
------------------------------------------------------------------
Net realized gain (loss) on investments and futures contracts
($103,347,377 and $741,350 net gains respectively, as computed for
federal tax purposes)                                                   99,787,657        1,155,375
------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    21,104,700        3,003,321
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from operations                    137,571,580       15,721,001
------------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------------
  Institutional Shares                                                 (14,071,338)     (10,781,243)
------------------------------------------------------------------
  Institutional Service Shares                                            (505,602)        (115,401)
------------------------------------------------------------------
Distributions from net realized gain on investment transactions and futures contracts
------------------------------------------------------------------
  Institutional Shares                                                    (729,209)     (11,507,864)
------------------------------------------------------------------
  Institutional Service Shares                                             (14,188)        (108,965)
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from distributions to
     shareholders                                                      (15,320,337)     (22,513,473)
------------------------------------------------------------------   -------------    -------------
SHARE TRANSACTIONS--
------------------------------------------------------------------
Proceeds from sale of shares                                           374,533,702      215,864,930
------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                   6,003,498        8,535,336
------------------------------------------------------------------
Cost of shares redeemed                                               (240,788,349)    (174,914,182)
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from share transactions            139,748,851       49,486,084
------------------------------------------------------------------   -------------    -------------
          Change in net assets                                         262,000,094       42,693,612
------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------
Beginning of period                                                    452,432,357      409,738,745
------------------------------------------------------------------   -------------    -------------
End of period (including undistributed net investment income of
$3,063,488 and $961,205, respectively)                               $ 714,432,451    $ 452,432,357
------------------------------------------------------------------   -------------    -------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three diversified portfolios. The financial statements included herein present only those of Federated Max-Cap Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of Shares: Institutional Shares and Institutional Service Shares.

Effective December 5, 1994, the Board of Trustees ("Trustees") changed the name of the Fund from Max-Cap Fund to Federated Max-Cap Fund

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at the prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.



     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account an amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.



     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended October 31, 1995, the Fund had realized gains of $24,549,912 on future contracts. At October 31, 1995, the Fund had outstanding futures contracts as set forth below:

                                                                                  UNREALIZED
                                    CONTRACTS TO                                 APPRECIATION
        EXPIRATION DATE           DELIVER/RECEIVE               POSITION        (DEPRECIATION)
        ----------------   ------------------------------   ----------------   ----------------
        December 1995        404 S&P 500 Index Futures            Long             $495,260


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.


FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                                    YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------
                                                            1995                              1994
                                                ----------------------------      ----------------------------
            INSTITUTIONAL SHARES                  SHARES          AMOUNT            SHARES          AMOUNT
---------------------------------------------   -----------    -------------      -----------    -------------
Shares sold                                      26,132,335    $ 343,592,917       17,555,003    $ 207,304,786
---------------------------------------------
Shares issued to shareholders in
payment of distributions declared                   420,935        5,512,947          718,661        8,439,495
---------------------------------------------
Shares redeemed                                 (17,407,051)    (230,818,438)     (14,617,884)    (172,243,416)
---------------------------------------------   -----------    -------------      -----------    -------------
  Net change resulting from Institutional
  Share transactions                              9,146,219    $ 118,287,426        3,655,780    $  43,500,865
---------------------------------------------   -----------    -------------      -----------    -------------

                                                                    YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------
                                                            1995                              1994
                                                ----------------------------      ----------------------------
        INSTITUTIONAL SERVICE SHARES              SHARES          AMOUNT            SHARES          AMOUNT
---------------------------------------------   -----------    -------------      -----------    -------------
Shares sold                                       2,368,216    $  30,940,785          734,647    $   8,560,144
---------------------------------------------
Shares issued to shareholders in payment of
distributions declared                               36,486          490,551            8,223           95,841
---------------------------------------------
Shares redeemed                                    (730,897)      (9,969,911)        (229,644)      (2,670,766)
---------------------------------------------   -----------    -------------      -----------    -------------
  Net change resulting from Institutional
  Service Share transactions                      1,673,805    $  21,461,425          513,226    $   5,985,219
---------------------------------------------   -----------    -------------      -----------    -------------
    Net change resulting from
    share transactions                           10,820,024    $ 139,748,851        4,169,006    $  49,486,084
---------------------------------------------   -----------    -------------      -----------    -------------


(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES


MANAGEMENT FEE--Federated Management, the Fund's manager (the "Manager"), receives for its services an annual management fee equal to .30 of 1% of the Fund's average daily net assets. The Manager has entered into a sub-management contract with ANB Investment Management and Trust Company ("Sub-Manager"). The Manager shall pay the Sub-Manager an investment advisory fee based on the average daily net assets of the Fund as follows: .05 of 1% on the first $100 million, .02 of 1% on the next $100 million, and .01 of 1% thereafter. The Manager may voluntarily choose to waive a portion of its fees. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver



FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)
--------------------------------------------------------------------------------


at any time at its sole discretion. For the fiscal year ended October 31, 1995, Institutional Shares fully waived its shareholder services fee.



DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp, ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to .30 of 1% of the average daily net assets of the Institutional Service Shares to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 1995, were as follows:


----------------------------------------------------------------------------------
PURCHASES                                                                            $406,176,148
----------------------------------------------------------------------------------   ------------
SALES                                                                                $271,130,091
----------------------------------------------------------------------------------   ------------




REPORT OF ERNST & YOUNG LLP,

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

FEDERATED INDEX TRUST:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Max-Cap Fund (a portfolio of Federated Index Trust), as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 15 of this prospectus) for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Fund of Federated Index Trust at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

December 8, 1995



ADDRESSES
--------------------------------------------------------------------------------


                Federated Max-Cap Fund                 Federated Investors Tower
                Institutional Service Shares           Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.             Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Manager
                Federated Management                   Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Sub-Manager
                ANB Investment Management              One North LaSalle Street
                and Trust Co.                          Chicago, Illinois 60690
------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                  P.O. Box 8600
                Trust Company                          Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company             P.O. Box 8600
                                                       Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                      One Oxford Centre
                                                       Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      FEDERATED MAX-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX TRUST)

                                      INSTITUTIONAL SERVICE SHARES

                                      PROSPECTUS

                                      An Open-End, Diversified
                                      Management Investment Company


                                      Prospectus dated December 31, 1995


      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779


      CUSIP 31420E403

      0032104A-SS (12/95)




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERATED MAX-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Federated Max-Cap Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is an investment portfolio in Federated Index Trust (the "Trust"), an open-end, management investment company (a mutual fund). The investment objective of the Fund is to seek to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund is neither affiliated with nor sponsored by the Standard & Poor's Ratings Group.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference. The Fund has also filed a Combined Statement of Additional Information for Institutional Shares and Institutional Service Shares dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1995


                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1


Financial Highlights--
  Institutional Shares.........................................................2


General Information............................................................3
Investment Information.........................................................3
  Investment Objective.........................................................3
  Investment Policies..........................................................3

  Investment Limitations.......................................................7


Federated Index Trust Information..............................................7
  Management of the Trust......................................................7
  Distribution of Institutional Shares.........................................9

  Fund Administration..........................................................9



Net Asset Value...............................................................10


Investing in the Institutional Shares.........................................10
  Share Purchases.............................................................10
  Minimum Investment Required.................................................11
  What Shares Cost............................................................11
  Sub-Accounting Services.....................................................11
  Certificates and Confirmations..............................................11
  Dividends...................................................................11
  Capital Gains...............................................................11

Redeeming Institutional Shares................................................11

  Telephone Redemption........................................................11

  Written Requests............................................................12
  Accounts with Low Balances..................................................12

Shareholder Information.......................................................13
  Voting Rights...............................................................13

Tax Information...............................................................13
  Federal Income Tax..........................................................13

Performance Information.......................................................13

Other Classes of Shares.......................................................14


Financial Highlights--
  Institutional Service Shares................................................15



Financial Statements..........................................................16



Report of Ernst & Young LLP,
  Independent Auditors........................................................44



Addresses......................................................Inside Back Cover


                            SUMMARY OF FUND EXPENSES


                             FEDERATED MAX-CAP FUND

                              INSTITUTIONAL SHARES


                                 Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................     None
Exchange Fee.............................................................................     None
                                    ANNUAL OPERATING EXPENSES
                             (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................    0.22%
12b-1 Fee................................................................................     None
Total Other Expenses.....................................................................    0.09%
     Shareholder Services Fee (after waiver) (2)................................    0.00%
          Total Fund Operating Expenses (3)..............................................    0.31%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.30%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.64% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Shares" and "Federated Index Trust Information." Wire transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                         1 year    3 years    5 years    10 years
------------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period.........................................     $3        $10        $17        $ 39


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                             FEDERATED MAX-CAP FUND


                            (FORMERLY, MAX-CAP FUND)


                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 44.


                                                                    YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------------------
                                               1995        1994        1993        1992        1991       1990(A)
                                              ------      ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD          $12.02      $12.24      $11.64      $11.07      $ 8.60      $10.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                         0.38        0.32        0.30        0.32        0.37        0.12
------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and futures contracts          2.70        0.10        1.29        0.71        2.46       (1.43)
------------------------------------------    ------      ------      ------      ------      ------      ------
  Total from investment operations              3.08        0.42        1.59        1.03        2.83       (1.31)
------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net investment income     (0.34)      (0.30)      (0.30)      (0.34)      (0.36)      (0.09)
------------------------------------------
  Distributions from net realized gain on
  investment transactions and futures
  contracts                                    (0.02)      (0.34)      (0.69)      (0.12)         --          --
------------------------------------------    ------      ------      ------      ------      ------      ------
  Total distributions                          (0.36)      (0.64)      (0.99)      (0.46)      (0.36)      (0.09)
------------------------------------------    ------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                $14.74      $12.02      $12.24      $11.64      $11.07      $ 8.60
------------------------------------------    ------      ------      ------      ------      ------      ------
TOTAL RETURN (B)                                  26%       3.59%      14.35%       9.51%      33.31%     (14.46)%
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                      0.31%       0.32%       0.31%       0.30%       0.24%       0.00%*
------------------------------------------
  Net investment income                         2.91%       2.70%       2.60%       2.92%       3.74%       5.19%*
------------------------------------------
  Expense waiver/reimbursement (c)              0.33%       0.07%       0.09%       0.18%       0.45%       0.94%*
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  Net assets, end of period (000 omitted)     $679,237    $443,815    $407,246    $309,614    $144,528    $25,129
------------------------------------------
  Portfolio turnover                              57%          2%         13%         46%          6%          0%
------------------------------------------



  * Computed on an annualized basis.


(a) Reflects operations for the period from July 5, 1990 (date of initial public offering) to October 31, 1990. For the period from the start of business June 26, 1990 to July 4, 1990, net investment income per share aggregating $0.02 per share ($155) was distributed to the Fund's manager. Such distribution represented the net income of the Fund prior to the initial public offering of Fund shares which commenced on July 5, 1990.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Fund's performance is contained in the Fund's annual report dated


October 31, 1995 which can be obtained free of charge.



                              GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Institutional Shares ("Shares") and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund. Institutional Shares are designed primarily for institutions investing on behalf of their customers. A minimum initial investment of $25,000 over a 90-day period is required.


Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index. The investment objective cannot be changed without approval of shareholders. The Fund's ability to duplicate the Index will depend partly on the size and timing of cash flows into and out of the Fund. The Fund's performance is expected to closely mirror the performance of the Index. An investment in the Fund presents risks similar to those of investing in a portfolio comprised of the securities of the companies in the Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
INVESTMENT POLICIES

The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

The Fund pursues its investment objective by attempting to duplicate the investment results of the Index, while minimizing transaction costs and other expenses. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 of 1% or better; a figure of 1.00 would represent perfect correlation. The Fund will normally be invested in substantially all of the stocks that comprise the Index. Under normal circumstances, at least 80% of the value of the Fund's total assets will be invested in stocks represented in the Index. However, the Fund is not required to sell securities if the 80% investment level changes due to increases or decreases in the market value of portfolio securities.

The Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group ("S&P") designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. Inclusion of a particular stock in the Index in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund. The Fund utilizes the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.


The Fund will be managed passively, in that the traditional management functions of economic, financial, and market analysis will not be undertaken. Furthermore, a company's adverse financial circumstance will not trigger its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to duplicate, as much as possible, the composition of the Index. The Fund will include a stock in its investment portfolio in the order of the stock's weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in such stock is nearly identical to the percentage of the particular stock represented in the Index. On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be well below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to replicate the Index's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

The Fund believes that indexing, as described above, constitutes a reasonable and effective method of replicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that the Fund's performance will closely resemble the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, and changes in the securities markets and the Index itself, will account for the difference.

In order to accommodate cash flows, the Fund may enter into stock index futures contracts and options. The Fund may purchase futures contracts and options solely to maintain adequate liquidity to meet its redemption demands. This will allow the Fund to simultaneously maximize the level of the Fund assets which are tracking the performance of the Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.

                             ACCEPTABLE INVESTMENTS

The Fund will invest primarily in common stocks comprising the Index. In addition, the Fund may hold cash reserves which may be invested in the following:

U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:

- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


- notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit System including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, and the Student Loan Marketing Association.


REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. govern-


ment securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

VARIABLE RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.

CASH ITEMS.  The Fund may also invest in cash items.

The Fund may also invest in commercial paper rated A-1 by S&P, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.

STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

INDEX PARTICIPATION CONTRACTS. In addition to investing in stock index futures contracts, options and options on futures contracts, the Fund may also participate in the purchasing and selling of index participation contracts based on the Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration date and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.

The value of these contracts, together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the Index.

                        LENDING OF PORTFOLIO SECURITIES


The Fund may lend its portfolio securities on a short-term basis or long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS

The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS

The Fund will not:

- borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Fund will not:

- invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or

- invest more than 15% of its net assets in securities that are illiquid.

                                FEDERATED INDEX
                               TRUST INFORMATION

MANAGEMENT OF THE TRUST


The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Trustees handles the Trustees' responsibilities between meetings of the Trustees.


                                 FUND'S MANAGER

Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Fund's Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking error; monitoring and analyzing the appropriate futures contracts to purchase and the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager which method of indexing to use; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the


Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.


Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


MANAGEMENT FEES.  The Fund's Manager receives an annual management fee equal to
 .30 of 1% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The
Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion. The Manager has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.


MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


                                  SUB-MANAGER

Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight, has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.

SUB-MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager equal to .05 of 1% of the first $100 million of net assets under manage-


ment, .02 of 1% over $100 million but less than $200 million, and .01 of 1% of net assets over and above $200 million, on an annualized basis. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.


SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of September 30, 1995, placed approximately $20.6 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 331 nationwide non-financial institution clients invest. In total, ANB manages 77 commingled/common trust funds. Also, since 1990, ANB has served as Sub-Manager for the Federated Mini-Cap Fund and for the Federated Mid-Cap Fund, which are also portfolios of the Trust.



                            SUPPLEMENTAL PAYMENTS TO

                             FINANCIAL INSTITUTIONS


In addition to periodic payments to financial institutions under the Shareholder Services Agreement, certain financial institutions may be compensated by the Manager or its affiliates for the continued investment of customers' assets in certain funds, including the Fund, advised by those entities. These payments will be made directly by the distributor or Manager from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on shares.


DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Federated Securities Corp. pays a licensing fee to S&P for the right to use the Index in connection with the sub-management activities for the Fund. Federated Securities Corp. is not affiliated with S&P.


FUND ADMINISTRATION


                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the managers look for prompt execution of the order at a favorable price. In working with dealers, the managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The managers make decisions on portfolio transactions and select brokers and dealers subject to review by the Trustees.

                            ADMINISTRATIVE SERVICES

Federated Administrative Services, Inc., a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.


                              SHAREHOLDER SERVICES



   The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of the
                                    Shares,




computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



                                NET ASSET VALUE



The Fund's net asset value per Share fluctuates. It is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Institutional Shares outstanding. The net asset value for Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


                                  INVESTING IN
                              INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

                                    BY WIRE


To purchase Shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. However, in order to maximize the Fund's ability to track the Index, shareholders are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Max-Cap Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

                                    BY MAIL


To purchase Shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Max-Cap Fund--Institutional Shares to the Fund's transfer agent, Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600.


Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An investor's minimum investment will be calculated by combining all accounts that the institution maintains with the Fund.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



SUB-ACCOUNTING SERVICES



Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company, maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.
DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

                                   REDEEMING
                              INSTITUTIONAL SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). However, in order to maximize the Fund's ability to track the Index, shareholders are urged to telephone the Fund prior to 2:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

                                   SIGNATURES


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


- a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

- a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;


- a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or


- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

                               RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required mini-


mum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.


                                TAX INFORMATION


FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.


STATE AND LOCAL TAXES



In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Shares over a thirty-day period by the offering price per share of the Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


Shares are sold without any sales load or other similar non-recurring charges. Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


                            OTHER CLASSES OF SHARES

Institutional Service Shares are sold at net asset value and are subject to a minimum initial investment of $25,000. Institutional Service Shares are distributed pursuant to a 12b-1 Plan adopted by the Trust whereby the distributor is paid a fee of .30 of 1% of the Institutional Service Shares' average daily net assets.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between Class Expenses and distribution expenses borne by shares of each respective class.

The stated management fee is the same for both classes of shares.


To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-235-4669.




                             FEDERATED MAX-CAP FUND


                            (FORMERLY, MAX-CAP FUND)



               FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 44.


                                                                                 YEAR ENDED OCTOBER 31,
                                                                             -------------------------------
                                                                              1995        1994       1993(A)
--------------------------------------------------------------------------   ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $12.02      $12.24      $12.12
--------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------
  Net investment income                                                        0.33        0.28(b)     0.07
--------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and futures
  contracts                                                                    2.69        0.11        0.12
--------------------------------------------------------------------------   ------      ------      -------
  Total from investment operations                                             3.02        0.39        0.19
--------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------
  Distributions from net investment income                                    (0.30)      (0.27)      (0.07 )
--------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions
  and futures contracts                                                       (0.02)      (0.34)         --
--------------------------------------------------------------------------   ------      ------      -------
  Total distributions                                                         (0.32)      (0.61)      (0.07 )
--------------------------------------------------------------------------   ------      ------      -------
NET ASSET VALUE, END OF PERIOD                                               $14.72      $12.02      $12.24
--------------------------------------------------------------------------   ------      ------      -------
TOTAL RETURN (C)                                                              25.52%       3.30%       1.70 %
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Expenses                                                                     0.61%       0.62%       0.61 %*
--------------------------------------------------------------------------
  Net investment income                                                        2.55%       2.35%       1.52 %*
--------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                             0.33%       0.26%       0.09 %*
--------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $35,195     $8,617      $2,493
--------------------------------------------------------------------------
  Portfolio turnover                                                             57%          2%         13 %
--------------------------------------------------------------------------



  * Computed on an annualized basis.

(a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to October 31, 1993.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Fund's performance is continued in the Fund's annual report dated October 31, 1995 which can be obtained free of charge.



FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
                                                                 *COMMON STOCKS--82.9%
--------------------------------------------------------------------------------------
                    COMMERCIAL SERVICES--1.0%
                    ------------------------------------------------------------------
       7,500    (a) Alco Standard Corp.                                                  $    663,750
                    ------------------------------------------------------------------


      11,400        Deluxe Corp.                                                              306,375
                    ------------------------------------------------------------------
      20,900        Donnelley (R.R.) & Sons Co.                                               762,850
                    ------------------------------------------------------------------
      13,500        Dow Jones & Co.                                                           475,875
                    ------------------------------------------------------------------
      23,400        Dun & Bradstreet Corp.                                                  1,398,150
                    ------------------------------------------------------------------
       5,200        Fleming Cos., Inc.                                                        117,650
                    ------------------------------------------------------------------
       7,000        Grainger (W.W.), Inc.                                                     437,500
                    ------------------------------------------------------------------
       4,600        Handleman Co.                                                              35,650
                    ------------------------------------------------------------------
       4,200        Harland (John H.) Co.                                                      87,150
                    ------------------------------------------------------------------
      10,600        Interpublic Group Cos., Inc.                                              410,750
                    ------------------------------------------------------------------
       6,900        McGraw-Hill Cos., Inc.                                                    564,938
                    ------------------------------------------------------------------
      13,800        Moore Corp. Ltd.                                                          263,925
                    ------------------------------------------------------------------
       6,700        Ogden Corp.                                                               152,425
                    ------------------------------------------------------------------
       8,050        Safety-Kleen Corp.                                                        123,769
                    ------------------------------------------------------------------
       9,700        Super Valu Stores, Inc.                                                   298,275
                    ------------------------------------------------------------------
      25,200        Sysco Corp.                                                               765,450
                    ------------------------------------------------------------------   ------------
                    Total                                                                   6,864,482
                    ------------------------------------------------------------------   ------------
                    CONSUMER DURABLES--2.4%
                    ------------------------------------------------------------------
      10,300        American Greetings Corp., Class A                                         324,450
                    ------------------------------------------------------------------
       2,037        Bassett Furniture Industries, Inc.                                         40,995
                    ------------------------------------------------------------------
      11,700        Black & Decker Corp.                                                      396,337
                    ------------------------------------------------------------------
       4,000        Briggs & Stratton Corp.                                                   161,500
                    ------------------------------------------------------------------
      13,200        Brunswick Corp.                                                           257,400
                    ------------------------------------------------------------------
       3,900        Centex Corp.                                                              127,725
                    ------------------------------------------------------------------
      48,984        Chrysler Corp.                                                          2,528,799
                    ------------------------------------------------------------------



FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
                                                             *COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    CONSUMER DURABLES--CONTINUED
                    ------------------------------------------------------------------
      11,500        Cooper Tire & Rubber Co.                                             $    265,937
                    ------------------------------------------------------------------
      46,900        Eastman Kodak Co.                                                       2,937,112
                    ------------------------------------------------------------------
       8,200        Echlin, Inc.                                                              293,150
                    ------------------------------------------------------------------
       6,400        Fleetwood Enterprises, Inc.                                               131,200
                    ------------------------------------------------------------------
     141,400        Ford Motor Co.                                                          4,065,250
                    ------------------------------------------------------------------
      17,000        Genuine Parts Co.                                                         673,625
                    ------------------------------------------------------------------
      20,900        Goodyear Tire & Rubber Co.                                                794,200
                    ------------------------------------------------------------------
      12,200        Hasbro, Inc.                                                              372,100
                    ------------------------------------------------------------------
       5,653        Jostens, Inc.                                                             127,899
                    ------------------------------------------------------------------
       4,500        Kaufman & Broad Homes Corp.                                                52,312
                    ------------------------------------------------------------------
      30,740        Mattel, Inc.                                                              883,775
                    ------------------------------------------------------------------
      14,800        Maytag Corp.                                                              281,200
                    ------------------------------------------------------------------
      21,800        Newell Co.                                                                525,925
                    ------------------------------------------------------------------
       2,700        Outboard Marine Corp.                                                      56,025
                    ------------------------------------------------------------------
       6,400        Polaroid Corp.                                                            273,600
                    ------------------------------------------------------------------
       3,800        Pulte Corp.                                                               120,175
                    ------------------------------------------------------------------
      22,200        Rubbermaid, Inc.                                                          579,975
                    ------------------------------------------------------------------
       5,900        Snap-On Tools Corp.                                                       250,013
                    ------------------------------------------------------------------
       6,200        Stanley Works                                                             296,050
                    ------------------------------------------------------------------
      10,400        Whirlpool Corp.                                                           551,200
                    ------------------------------------------------------------------
       6,300    (a) Zenith Electronics Corp.                                                   52,763
                    ------------------------------------------------------------------   ------------
                    Total                                                                  17,420,692
                    ------------------------------------------------------------------   ------------
                    CONSUMER NON-DURABLES--9.7%
                    ------------------------------------------------------------------
       3,800        Alberto-Culver Co., Class B                                               119,225
                    ------------------------------------------------------------------
      26,300        American Brands, Inc.                                                   1,127,612
                    ------------------------------------------------------------------
      35,700        Anheuser-Busch Companies, Inc.                                          2,356,200
                    ------------------------------------------------------------------
       9,500        Avon Products, Inc.                                                       675,687
                    ------------------------------------------------------------------
       2,400        Brown Group, Inc.                                                          33,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
                                                             *COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    CONSUMER NON-DURABLES--CONTINUED
                    ------------------------------------------------------------------
       9,600        Brown-Forman Corp., Class B                                          $    366,000
                    ------------------------------------------------------------------
      20,300        CPC International, Inc.                                                 1,347,412
                    ------------------------------------------------------------------
      34,300        Campbell Soup Co.                                                       1,796,462
                    ------------------------------------------------------------------
       7,300        Clorox Co.                                                                523,775
                    ------------------------------------------------------------------
     177,200        Coca-Cola Co.                                                          12,736,250
                    ------------------------------------------------------------------
      20,100        Colgate-Palmolive Co.                                                   1,391,925
                    ------------------------------------------------------------------
      34,300        ConAgra, Inc.                                                           1,324,837
                    ------------------------------------------------------------------
       5,200        Coors Adolph Co., Class B                                                  92,950
                    ------------------------------------------------------------------
       9,700    (a) Fruit of the Loom, Inc., Class A                                          168,537
                    ------------------------------------------------------------------
      21,800        General Mills, Inc.                                                     1,250,775
                    ------------------------------------------------------------------
      61,100        Gillette Co.                                                            2,955,712
                    ------------------------------------------------------------------
      33,600        Heinz (H.J.) Co.                                                        1,562,400
                    ------------------------------------------------------------------
      11,900        Hershey Foods Corp.                                                       711,025
                    ------------------------------------------------------------------
      15,400        International Flavors & Fragrances, Inc.                                  743,050
                    ------------------------------------------------------------------
      30,600        Kellogg Co.                                                             2,210,850
                    ------------------------------------------------------------------
      10,700        Liz Claiborne, Inc.                                                       303,613
                    ------------------------------------------------------------------
      20,000        Nike, Inc., Class B                                                     1,135,000
                    ------------------------------------------------------------------
     109,200        PepsiCo, Inc.                                                           5,760,300
                    ------------------------------------------------------------------
     117,400        Philip Morris Cos., Inc.                                                9,920,300
                    ------------------------------------------------------------------
      94,700        Procter & Gamble Co.                                                    7,670,700
                    ------------------------------------------------------------------
      18,500        Quaker Oats Co.                                                           631,313
                    ------------------------------------------------------------------
      13,900        Ralston Purina Co.                                                        825,313
                    ------------------------------------------------------------------
      11,200        Reebok International Ltd.                                                 380,800
                    ------------------------------------------------------------------
       5,600        Russell Corp.                                                             138,600
                    ------------------------------------------------------------------
      66,100        Sara Lee Corp.                                                          1,941,688
                    ------------------------------------------------------------------
      51,400        Seagram Co. Ltd.                                                        1,850,400
                    ------------------------------------------------------------------
       6,700        Stride Rite Corp.                                                          75,375
                    ------------------------------------------------------------------
      27,700        UST, Inc.                                                                 831,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
                                                             *COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    CONSUMER NON-DURABLES--CONTINUED
                    ------------------------------------------------------------------
      22,100        Unilever N.V., ADR                                                   $  2,895,100
                    ------------------------------------------------------------------
       8,900        V.F. Corp.                                                                426,088
                    ------------------------------------------------------------------
      16,100        Wrigley (Wm.), Jr. Co.                                                    748,650
                    ------------------------------------------------------------------   ------------
                    Total                                                                  69,027,924
                    ------------------------------------------------------------------   ------------
                    CONSUMER SERVICES--3.5%
                    ------------------------------------------------------------------
       6,500    (a) Bally Entertainment Group                                                  71,500
                    ------------------------------------------------------------------
      14,500        Block (H&R), Inc.                                                         598,125
                    ------------------------------------------------------------------
       8,440        CBS, Inc.                                                                 681,530
                    ------------------------------------------------------------------
      23,050    (a) CUC International, Inc.                                                   798,106
                    ------------------------------------------------------------------
      21,300        Capital Cities/ABC, Inc.                                                2,526,712
                    ------------------------------------------------------------------
      33,050        Comcast Corp., Class A                                                    590,769
                    ------------------------------------------------------------------
      21,800        Darden Restaurants, Inc.                                                  247,975
                    ------------------------------------------------------------------
      71,600        Disney (Walt) Co.                                                       4,125,950
                    ------------------------------------------------------------------
      19,200        Gannett Co., Inc.                                                       1,044,000
                    ------------------------------------------------------------------
      14,150    (a) Harrah's Entertainment, Inc.                                              350,212
                    ------------------------------------------------------------------
       6,700        Hilton Hotels Corp.                                                       448,900
                    ------------------------------------------------------------------
       5,050    (a) King World Productions, Inc.                                              176,119
                    ------------------------------------------------------------------
       7,400        Knight-Ridder, Inc.                                                       410,700
                    ------------------------------------------------------------------
       3,350        Luby's Cafeterias, Inc.                                                    69,513
                    ------------------------------------------------------------------
      17,200        Marriott Corp.                                                            634,250
                    ------------------------------------------------------------------
      96,300        McDonald's Corp.                                                        3,948,300
                    ------------------------------------------------------------------
       3,800        Meredith Corp.                                                            135,850
                    ------------------------------------------------------------------
      13,700        New York Times Co., Class A                                               380,175
                    ------------------------------------------------------------------
       7,400    (a) Ryan's Family Steak Houses, Inc.                                           57,350
                    ------------------------------------------------------------------
      13,000        Service Corp. International                                               521,625
                    ------------------------------------------------------------------
       5,700    (a) Shoney's, Inc.                                                             63,413
                    ------------------------------------------------------------------
      87,400    (a) Tele-Communications, Inc., Class A                                      1,485,800
                    ------------------------------------------------------------------
      52,240        Time Warner, Inc.                                                       1,906,760
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
                                                             *COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    CONSUMER SERVICES--CONTINUED
                    ------------------------------------------------------------------
      15,400        Times Mirror Co., Class A                                            $    446,600
                    ------------------------------------------------------------------
       9,300        Tribune Co.                                                               587,063
                    ------------------------------------------------------------------
      49,268    (a) Viacom, Inc., Class B                                                   2,463,400
                    ------------------------------------------------------------------
      14,000        Wendy's International, Inc.                                               278,250
                    ------------------------------------------------------------------   ------------
                    Total                                                                  25,048,947
                    ------------------------------------------------------------------   ------------
                    ELECTRONIC TECHNOLOGY--8.7%
                    ------------------------------------------------------------------
      29,980        AMP, Inc.                                                               1,176,715
                    ------------------------------------------------------------------
      14,800    (a) Advanced Micro Devices, Inc.                                              353,350
                    ------------------------------------------------------------------
      16,100    (a) Amdahl Corp.                                                              148,925
                    ------------------------------------------------------------------
       5,250    (a) Andrew Corp.                                                              221,812
                    ------------------------------------------------------------------
      16,700        Apple Computer, Inc.                                                      606,419
                    ------------------------------------------------------------------
      23,200    (a) Applied Materials, Inc.                                                 1,162,900
                    ------------------------------------------------------------------
      46,900        Boeing Co.                                                              3,077,812
                    ------------------------------------------------------------------
       9,800    (a) Cabletron Systems, Inc.                                                   770,525
                    ------------------------------------------------------------------
       6,200    (a) Ceridian Corp.                                                            269,700
                    ------------------------------------------------------------------
      37,100    (a) Cisco Systems, Inc.                                                     2,875,250
                    ------------------------------------------------------------------
      36,100    (a) Compaq Computer Corp.                                                   2,012,575
                    ------------------------------------------------------------------
       7,600    (a) Computer Sciences Corp.                                                   508,250
                    ------------------------------------------------------------------
       3,500    (a) Cray Research, Inc.                                                        72,625
                    ------------------------------------------------------------------
      15,600    (a) DSC Communications Corp.                                                  577,200
                    ------------------------------------------------------------------
       5,100    (a) Data General Corp.                                                         58,650
                    ------------------------------------------------------------------
      20,200    (a) Digital Equipment Corp.                                                 1,093,325
                    ------------------------------------------------------------------
       7,600        EG & G, Inc.                                                              141,550
                    ------------------------------------------------------------------
       8,620        General Dynamics Corp.                                                    477,332
                    ------------------------------------------------------------------
       5,400        Harris Corp.                                                              313,875
                    ------------------------------------------------------------------
      70,400        Hewlett-Packard Co.                                                     6,520,800
                    ------------------------------------------------------------------
     114,300        Intel Corp.                                                             7,986,712
                    ------------------------------------------------------------------
       6,200    (a) Intergraph Corp.                                                           75,175
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
                                                             *COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    ELECTRONIC TECHNOLOGY--CONTINUED
                    ------------------------------------------------------------------
      81,000        International Business Machines Corp.                                $  7,877,250
                    ------------------------------------------------------------------
      31,488        Lockheed Martin Corp.                                                   2,145,120
                    ------------------------------------------------------------------
      23,600        Loral Corp.                                                               699,150
                    ------------------------------------------------------------------
      16,300        McDonnell-Douglas Corp.                                                 1,332,525
                    ------------------------------------------------------------------
      28,400        Micron Technology, Inc.                                                 2,005,750
                    ------------------------------------------------------------------
      80,900        Motorola, Inc.                                                          5,309,063
                    ------------------------------------------------------------------
      17,200    (a) National Semiconductor Corp.                                              419,250
                    ------------------------------------------------------------------
      34,900        Northern Telecom Ltd.                                                   1,256,400
                    ------------------------------------------------------------------
       6,800        Northrop Corp.                                                            389,300
                    ------------------------------------------------------------------
      50,600    (a) Novell, Inc.                                                              834,900
                    ------------------------------------------------------------------
       5,800        Perkin-Elmer Corp.                                                        203,725
                    ------------------------------------------------------------------
      34,000        Raytheon Co.                                                            1,483,250
                    ------------------------------------------------------------------
      29,900        Rockwell International Corp.                                            1,330,550
                    ------------------------------------------------------------------
      10,500        Scientific-Atlanta, Inc.                                                  129,938
                    ------------------------------------------------------------------
      19,900    (a) Silicon Graphics, Inc.                                                    661,675
                    ------------------------------------------------------------------
      13,200    (a) Sun Microsystems, Inc.                                                  1,029,600
                    ------------------------------------------------------------------
      16,000    (a) Tandem Computers, Inc.                                                    180,000
                    ------------------------------------------------------------------
       4,300        Tektronix, Inc.                                                           254,775
                    ------------------------------------------------------------------
      12,200    (a) Tellabs, Inc.                                                             414,800
                    ------------------------------------------------------------------
      25,500        Texas Instruments, Inc.                                                 1,740,375
                    ------------------------------------------------------------------
      23,700    (a) Unisys Corp.                                                              133,313
                    ------------------------------------------------------------------
      16,900        United Technologies Corp.                                               1,499,875
                    ------------------------------------------------------------------   ------------
                    Total                                                                  61,832,061
                    ------------------------------------------------------------------   ------------
                    ENERGY MINERALS--6.7%
                    ------------------------------------------------------------------
      12,900        Amerada-Hess Corp.                                                        582,112
                    ------------------------------------------------------------------
      68,600        Amoco Corp.                                                             4,381,825
                    ------------------------------------------------------------------
       8,400        Ashland, Inc.                                                             265,650
                    ------------------------------------------------------------------
      22,200        Atlantic Richfield Co.                                                  2,369,850
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
                                                             *COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    ENERGY MINERALS--CONTINUED
                    ------------------------------------------------------------------
      17,500        Burlington Resources, Inc.                                           $    630,000
                    ------------------------------------------------------------------
      89,900        Chevron Corp.                                                           4,202,825
                    ------------------------------------------------------------------
     171,300        Exxon Corp.                                                            13,083,037
                    ------------------------------------------------------------------
       7,100        Kerr-McGee Corp.                                                          391,388
                    ------------------------------------------------------------------
       4,600        Louisiana Land & Exploration Co.                                          162,725
                    ------------------------------------------------------------------
      54,600        Mobil Corp.                                                             5,500,950
                    ------------------------------------------------------------------
      43,100        Occidental Petroleum Corp.                                                926,650
                    ------------------------------------------------------------------
      13,600    (a) Oryx Energy Co.                                                           156,400
                    ------------------------------------------------------------------
       6,300        Pennzoil Co.                                                              237,825
                    ------------------------------------------------------------------
      36,100        Phillips Petroleum Co.                                                  1,164,225
                    ------------------------------------------------------------------
       5,700        Pittston Co.                                                              156,750
                    ------------------------------------------------------------------
      73,900        Royal Dutch Petroleum Co., ADR                                          9,080,463
                    ------------------------------------------------------------------
      12,412    (a) Santa Fe Energy Resource, Inc.                                            110,157
                    ------------------------------------------------------------------
      14,537        Sun Co., Inc.                                                             416,122
                    ------------------------------------------------------------------
      35,800        Texaco, Inc.                                                            2,438,875
                    ------------------------------------------------------------------
      39,600        USX Corp.                                                                 702,900
                    ------------------------------------------------------------------
      33,600        Unocal Corp.                                                              882,000
                    ------------------------------------------------------------------   ------------
                    Total                                                                  47,842,729
                    ------------------------------------------------------------------   ------------
                    FINANCE--10.3%
                    ------------------------------------------------------------------
      15,500        Aetna Life & Casualty Co.                                               1,090,812
                    ------------------------------------------------------------------
      16,100        Ahmanson (H.F.) & Co.                                                     402,500
                    ------------------------------------------------------------------
       6,100        Alexander & Alexander Services, Inc.                                      136,487
                    ------------------------------------------------------------------
      62,405        Allstate Corp.                                                          2,293,384
                    ------------------------------------------------------------------
      68,300        American Express Co.                                                    2,774,687
                    ------------------------------------------------------------------
      28,100        American General Corp.                                                    923,787
                    ------------------------------------------------------------------
      65,493        American International Group, Inc.                                      5,525,972
                    ------------------------------------------------------------------
      56,025        Banc One Corp.                                                          1,890,844
                    ------------------------------------------------------------------
      14,800        Bank of Boston Corp.                                                      658,600
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
                                                             *COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    FINANCE--CONTINUED
                    ------------------------------------------------------------------
      25,900        Bank of New York Co., Inc.                                           $  1,087,800
                    ------------------------------------------------------------------
      51,676        BankAmerica Corp.                                                       2,971,370
                    ------------------------------------------------------------------
      10,800        Bankers Trust New York Corp.                                              688,500
                    ------------------------------------------------------------------
      13,300        Barnett Banks, Inc.                                                       734,825
                    ------------------------------------------------------------------
       7,200        Beneficial Corp.                                                          352,800
                    ------------------------------------------------------------------
      17,600        Boatmen's Bancshares, Inc.                                                668,800
                    ------------------------------------------------------------------
      10,000        CIGNA Corp.                                                               991,250
                    ------------------------------------------------------------------
      24,500        Chase Manhattan Corp.                                                   1,396,500
                    ------------------------------------------------------------------
      33,690        Chemical Banking Corp.                                                  1,916,119
                    ------------------------------------------------------------------
      12,000        Chubb Corp.                                                             1,078,500
                    ------------------------------------------------------------------
      54,300        Citicorp                                                                3,522,712
                    ------------------------------------------------------------------
      20,000        Corestates Financial Corp.                                                727,500
                    ------------------------------------------------------------------
      23,521        Dean Witter, Discover & Co.                                             1,170,170
                    ------------------------------------------------------------------
      24,900        Federal Home Loan Mortgage Corp.                                        1,724,325
                    ------------------------------------------------------------------
      37,700        Federal National Mortgage Association                                   3,953,787
                    ------------------------------------------------------------------
      18,800        First Bank System, Inc.                                                   935,300
                    ------------------------------------------------------------------
      11,300        First Fidelity Bancorporation                                             738,737
                    ------------------------------------------------------------------
      10,900        First Interstate Bancorp                                                1,406,100
                    ------------------------------------------------------------------
      24,200        First Union Corp.                                                       1,200,925
                    ------------------------------------------------------------------
      19,400        Fleet Financial Group, Inc.                                               751,750
                    ------------------------------------------------------------------
      11,300        General RE Corp.                                                        1,637,087
                    ------------------------------------------------------------------
       8,300        Golden West Financial Corp.                                               416,037
                    ------------------------------------------------------------------
      18,500        Great Western Financial Corp.                                             418,562
                    ------------------------------------------------------------------
      13,200        Household International, Inc.                                             742,500
                    ------------------------------------------------------------------
      26,100        J.P. Morgan & Co., Inc.                                                 2,012,963
                    ------------------------------------------------------------------
       6,750        Jefferson-Pilot Corp.                                                     445,500
                    ------------------------------------------------------------------
      33,200        KeyCorp.                                                                1,120,500
                    ------------------------------------------------------------------
      13,100        Lincoln National Corp.                                                    584,588
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
                                                             *COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    FINANCE--CONTINUED
                    ------------------------------------------------------------------
      20,450        MBNA Corp.                                                           $    754,094
                    ------------------------------------------------------------------
      10,200        Marsh & McLennan Cos., Inc.                                               835,125
                    ------------------------------------------------------------------
      20,300        Mellon Bank Corp.                                                       1,017,538
                    ------------------------------------------------------------------
      25,900        Merrill Lynch & Co., Inc.                                               1,437,450
                    ------------------------------------------------------------------
      10,600        Morgan Stanley & Co., Inc.                                                922,200
                    ------------------------------------------------------------------
      22,050        NBD Bancorp, Inc.                                                         837,900
                    ------------------------------------------------------------------
      20,400        National City Corp.                                                       629,850
                    ------------------------------------------------------------------
      38,146        NationsBank Corp.                                                       2,508,100
                    ------------------------------------------------------------------
      42,600        Norwest Corp.                                                           1,256,700
                    ------------------------------------------------------------------
      32,400        PNC Financial Corp.                                                       850,500
                    ------------------------------------------------------------------
      13,300        Providian Corp.                                                           522,025
                    ------------------------------------------------------------------
       7,200        Republic New York Corp.                                                   422,100
                    ------------------------------------------------------------------
      10,900        Ryder Systems, Inc.                                                       262,963
                    ------------------------------------------------------------------
       8,600        SAFECO Corp.                                                              552,013
                    ------------------------------------------------------------------
      14,600        Salomon, Inc.                                                             527,425
                    ------------------------------------------------------------------
      16,600        Shawmut National Corp.                                                    562,325
                    ------------------------------------------------------------------
      11,600        St. Paul Companies, Inc.                                                  588,700
                    ------------------------------------------------------------------
      16,200        SunTrust Banks, Inc.                                                    1,044,900
                    ------------------------------------------------------------------
       9,750        Torchmark Corp.                                                           404,625
                    ------------------------------------------------------------------
       9,700        Transamerica Corp.                                                        657,175
                    ------------------------------------------------------------------
         221    (a) Transport Holdings, Inc., Class A                                           8,670
                    ------------------------------------------------------------------
      44,178        Travelers Group, Inc.                                                   2,230,989
                    ------------------------------------------------------------------
      13,550        U.S. Bancorp.                                                             401,419
                    ------------------------------------------------------------------
      10,000        UNUM Corp.                                                                526,250
                    ------------------------------------------------------------------
      13,100        USF&G Corp.                                                               219,425
                    ------------------------------------------------------------------
       4,800        USLIFE Corp.                                                              136,800
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    FINANCE--CONTINUED
                    ------------------------------------------------------------------
      23,600        Wachovia Corp.                                                       $  1,041,350
                    ------------------------------------------------------------------
       7,100        Wells Fargo & Co.                                                       1,491,888
                    ------------------------------------------------------------------   ------------
                    Total                                                                  73,743,079
                    ------------------------------------------------------------------   ------------
                    HEALTH SERVICES--0.9%
                    ------------------------------------------------------------------
      11,800    (a) Beverly Enterprises, Inc.                                                 138,650
                    ------------------------------------------------------------------
      60,938        Columbia/HCA Healthcare Corp.                                           2,993,579
                    ------------------------------------------------------------------
       6,100    (a) Community Psychiatric Centers                                              66,337
                    ------------------------------------------------------------------
       8,650        Manor Care, Inc.                                                          283,288
                    ------------------------------------------------------------------
       3,200        Shared Medical Systems Corp.                                              123,600
                    ------------------------------------------------------------------
      27,600    (a) Tenet Healthcare Corp.                                                    493,350
                    ------------------------------------------------------------------
      22,100        U.S. Healthcare, Inc.                                                     850,850
                    ------------------------------------------------------------------
      23,800        United Healthcare Corp.                                                 1,264,375
                    ------------------------------------------------------------------   ------------
                    Total                                                                   6,214,029
                    ------------------------------------------------------------------   ------------
                    HEALTH TECHNOLOGY--7.5%
                    ------------------------------------------------------------------
     110,600        Abbott Laboratories                                                     4,396,350
                    ------------------------------------------------------------------
       8,800        Allergan, Inc.                                                            258,500
                    ------------------------------------------------------------------
         268    (a) Allergan Ligand Retinoid Therapeutics, Inc.                                 3,986
                    ------------------------------------------------------------------
      11,300    (a) Alza Corp.                                                                248,600
                    ------------------------------------------------------------------
      42,100        American Home Products Corp.                                            3,731,112
                    ------------------------------------------------------------------
      36,600    (a) Amgen, Inc.                                                             1,756,800
                    ------------------------------------------------------------------
       7,200        Bard (C.R.), Inc.                                                         203,400
                    ------------------------------------------------------------------
       8,100        Bausch & Lomb, Inc.                                                       280,462
                    ------------------------------------------------------------------
      38,800        Baxter International, Inc.                                              1,498,650
                    ------------------------------------------------------------------
       9,200        Becton, Dickinson & Co.                                                   598,000
                    ------------------------------------------------------------------
      16,100    (a) Biomet, Inc.                                                              267,662
                    ------------------------------------------------------------------
      20,700    (a) Boston Scientific Corp.                                                   871,987
                    ------------------------------------------------------------------
      70,400        Bristol-Myers Squibb Co.                                                5,368,000
                    ------------------------------------------------------------------
      88,600        Johnson & Johnson                                                       7,220,900
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    HEALTH TECHNOLOGY--CONTINUED
                    ------------------------------------------------------------------
      40,300        Lilly (Eli) & Co.                                                    $  3,893,988
                    ------------------------------------------------------------------
      10,600        Mallinckrodt Group, Inc.                                                  368,350
                    ------------------------------------------------------------------
      31,800        Medtronic, Inc.                                                         1,836,450
                    ------------------------------------------------------------------
     173,500        Merck & Co., Inc.                                                       9,976,250
                    ------------------------------------------------------------------
      86,700        Pfizer, Inc.                                                            4,974,413
                    ------------------------------------------------------------------
      51,400        Schering Plough Corp.                                                   2,756,325
                    ------------------------------------------------------------------
       6,300    (a) St. Jude Medical, Inc.                                                    335,475
                    ------------------------------------------------------------------
       7,800        United States Surgical Corp.                                              191,100
                    ------------------------------------------------------------------
      23,900        Upjohn Co.                                                              1,212,925
                    ------------------------------------------------------------------
      18,600        Warner-Lambert Co.                                                      1,583,325
                    ------------------------------------------------------------------   ------------
                    Total                                                                  53,833,010
                    ------------------------------------------------------------------   ------------
                    INDUSTRIAL SERVICES--1.1%
                    ------------------------------------------------------------------
      19,400        Baker Hughes, Inc.                                                        380,725
                    ------------------------------------------------------------------
      27,300        Browning-Ferris Industries, Inc.                                          795,112
                    ------------------------------------------------------------------
      11,400        Fluor Corp.                                                               644,100
                    ------------------------------------------------------------------
       5,000        Foster Wheeler Corp.                                                      187,500
                    ------------------------------------------------------------------
      15,700        Halliburton Co.                                                           651,550
                    ------------------------------------------------------------------
       3,400        Helmerich & Payne, Inc.                                                    87,975
                    ------------------------------------------------------------------
      38,300        Laidlaw, Inc., Class B                                                    344,700
                    ------------------------------------------------------------------
       7,400        McDermott International, Inc.                                             117,475
                    ------------------------------------------------------------------
       4,500    (a) Morrison Knudsen Corp.                                                     29,250
                    ------------------------------------------------------------------
      11,600    (a) Rowan Companies, Inc.                                                      76,850
                    ------------------------------------------------------------------
      33,500        Schlumberger Ltd.                                                       2,085,375
                    ------------------------------------------------------------------
      66,700        WMX Technologies, Inc.                                                  1,875,938
                    ------------------------------------------------------------------
       7,300    (a) Western Atlas, Inc.                                                       320,288
                    ------------------------------------------------------------------   ------------
                    Total                                                                   7,596,838
                    ------------------------------------------------------------------   ------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    NON-ENERGY MINERALS--1.6%
                    ------------------------------------------------------------------
       5,800        ASARCO, Inc.                                                         $    187,050
                    ------------------------------------------------------------------
      31,000        Alcan Aluminum Ltd.                                                       980,375
                    ------------------------------------------------------------------
      24,700        Aluminum Co. of America                                                 1,259,700
                    ------------------------------------------------------------------
      14,500    (a) Armco, Inc.                                                                88,812
                    ------------------------------------------------------------------
      48,300        Barrick Gold Corp.                                                      1,116,937
                    ------------------------------------------------------------------
      15,100    (a) Bethlehem Steel Corp.                                                     198,188
                    ------------------------------------------------------------------
      12,850        Cyprus Amax Minerals                                                      335,706
                    ------------------------------------------------------------------
      15,500        Echo Bay Mines Ltd.                                                       139,500
                    ------------------------------------------------------------------
       1,984    (a) FirstMiss Gold, Inc.                                                       35,706
                    ------------------------------------------------------------------
      12,400        Georgia-Pacific Corp.                                                   1,023,000
                    ------------------------------------------------------------------
      19,000        Homestake Mining Co.                                                      292,125
                    ------------------------------------------------------------------
      16,100        Inco Ltd.                                                                 553,437
                    ------------------------------------------------------------------
       6,200        Inland Steel Industries, Inc.                                             144,925
                    ------------------------------------------------------------------
      15,500        Louisiana-Pacific Corp.                                                   370,063
                    ------------------------------------------------------------------
      11,911        Newmont Mining Corp.                                                      449,640
                    ------------------------------------------------------------------
      12,000        Nucor Corp.                                                               577,500
                    ------------------------------------------------------------------
       6,100    (a) Owens-Corning Fiberglass Corp.                                            258,488
                    ------------------------------------------------------------------
       9,800        Phelps Dodge Corp.                                                        621,075
                    ------------------------------------------------------------------
      32,900        Placer Dome, Inc.                                                         719,688
                    ------------------------------------------------------------------
       8,600        Reynolds Metals Co.                                                       433,225
                    ------------------------------------------------------------------
      18,135        Santa Fe Pacific Gold                                                     179,083
                    ------------------------------------------------------------------
      10,520        USX-U.S. Steel Group, Inc.                                                314,285
                    ------------------------------------------------------------------
      28,300        Weyerhaeuser Co.                                                        1,248,738
                    ------------------------------------------------------------------
      12,550        Worthington Industries, Inc.                                              208,644
                    ------------------------------------------------------------------   ------------
                    Total                                                                  11,735,890
                    ------------------------------------------------------------------   ------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    PROCESS INDUSTRIES--4.4%
                    ------------------------------------------------------------------
      15,400        Air Products & Chemicals, Inc.                                       $    795,025
                    ------------------------------------------------------------------
      74,680        Archer-Daniels-Midland Co.                                              1,204,214
                    ------------------------------------------------------------------
       7,400        Avery Dennison Corp.                                                      331,150
                    ------------------------------------------------------------------
       4,100        Ball Corp.                                                                113,262
                    ------------------------------------------------------------------
       7,100        Bemis Co., Inc.                                                           184,600
                    ------------------------------------------------------------------
       6,500        Boise Cascade Corp.                                                       235,625
                    ------------------------------------------------------------------
      12,800        Champion International Corp.                                              684,800
                    ------------------------------------------------------------------
      31,400        Corning, Inc.                                                             820,325
                    ------------------------------------------------------------------
      12,300    (a) Crown Cork & Seal Co., Inc.                                               428,962
                    ------------------------------------------------------------------
      38,300        Dow Chemical Co.                                                        2,628,337
                    ------------------------------------------------------------------
      72,600        Du Pont (E.I.) de Nemours & Co.                                         4,528,425
                    ------------------------------------------------------------------
      11,425        Eastman Chemical Co.                                                      679,787
                    ------------------------------------------------------------------
       9,040        Ecolab, Inc.                                                              262,160
                    ------------------------------------------------------------------
      19,663        Engelhard Corp.                                                           489,104
                    ------------------------------------------------------------------
       5,900        Federal Paper Board Co., Inc.                                             247,800
                    ------------------------------------------------------------------
      28,500    (a) Freeport-McMoRan Copper & Gold, Inc., Class B                             648,375
                    ------------------------------------------------------------------
       3,600        Goodrich (B.F.) Co.                                                       237,150
                    ------------------------------------------------------------------
      13,000        Grace (W.R.) & Co.                                                        724,750
                    ------------------------------------------------------------------
       9,500        Great Lakes Chemical Corp.                                                637,687
                    ------------------------------------------------------------------
      16,200        Hercules, Inc.                                                            864,675
                    ------------------------------------------------------------------
      34,400        International Paper Co.                                                 1,272,800
                    ------------------------------------------------------------------
      11,300        James River Corp. of Virginia                                             363,012
                    ------------------------------------------------------------------
      22,300        Kimberly-Clark Corp.                                                    1,619,538
                    ------------------------------------------------------------------
       7,900        Mead Corp.                                                                455,238
                    ------------------------------------------------------------------
       6,400        Millipore Corp.                                                           226,400
                    ------------------------------------------------------------------
      16,000        Monsanto Co.                                                            1,676,000
                    ------------------------------------------------------------------
      20,400        Morton International, Inc.                                                622,200
                    ------------------------------------------------------------------
       9,500        Nalco Chemical Co.                                                        285,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    PROCESS INDUSTRIES--CONTINUED
                    ------------------------------------------------------------------
      28,500        PPG Industries, Inc.                                                 $  1,211,250
                    ------------------------------------------------------------------
      16,033        Pall Corp.                                                                390,804
                    ------------------------------------------------------------------
      11,700        Pioneer Hi-Bred International                                             580,613
                    ------------------------------------------------------------------
       4,100        Potlatch Corp.                                                            172,713
                    ------------------------------------------------------------------
      18,900        Praxair, Inc.                                                             510,300
                    ------------------------------------------------------------------
       9,400        Rohm & Haas Co.                                                           519,350
                    ------------------------------------------------------------------
      20,800        Scott Paper Co.                                                         1,107,600
                    ------------------------------------------------------------------
      11,700        Sherwin-Williams Co.                                                      440,213
                    ------------------------------------------------------------------
       6,900        Sigma-Aldrich Corp.                                                       327,750
                    ------------------------------------------------------------------
       2,500        Springs Industries, Inc., Class A                                         107,188
                    ------------------------------------------------------------------
      12,508        Stone Container Corp.                                                     206,382
                    ------------------------------------------------------------------
       7,800        Temple-Inland, Inc.                                                       354,900
                    ------------------------------------------------------------------
       9,600        Union Camp Corp.                                                          488,400
                    ------------------------------------------------------------------
      20,400        Union Carbide Corp.                                                       772,650
                    ------------------------------------------------------------------
      13,950        Westvaco Corp.                                                            387,113
                    ------------------------------------------------------------------
       7,700        Willamette Industries, Inc.                                               446,600
                    ------------------------------------------------------------------   ------------
                    Total                                                                  31,290,227
                    ------------------------------------------------------------------   ------------
                    PRODUCER MANUFACTURING--6.2%
                    ------------------------------------------------------------------
      39,000        Allied-Signal, Inc.                                                     1,657,500
                    ------------------------------------------------------------------
       5,200        Armstrong World Industries, Inc.                                          308,750
                    ------------------------------------------------------------------
      27,700        Caterpillar, Inc.                                                       1,554,662
                    ------------------------------------------------------------------
       4,600        Cincinnati Milacron, Inc.                                                 118,450
                    ------------------------------------------------------------------
      16,100        Cooper Industries, Inc.                                                   543,375
                    ------------------------------------------------------------------
       4,100        Crane Co.                                                                 145,037
                    ------------------------------------------------------------------
       5,800        Cummins Engine Co., Inc.                                                  203,725
                    ------------------------------------------------------------------
      13,700        Dana Corp.                                                                351,062
                    ------------------------------------------------------------------
      11,900        Deere & Co.                                                             1,063,562
                    ------------------------------------------------------------------
      12,800        Dial Corp. Del.                                                           312,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    PRODUCER MANUFACTURING--CONTINUED
                    ------------------------------------------------------------------
      15,800        Dover Corp.                                                          $    624,100
                    ------------------------------------------------------------------
      25,200        Dresser Industries, Inc.                                                  522,900
                    ------------------------------------------------------------------
      10,800        Eaton Corp.                                                               553,500
                    ------------------------------------------------------------------
      30,900        Emerson Electric Co.                                                    2,201,625
                    ------------------------------------------------------------------
       5,000    (a) FMC Corp.                                                                 358,125
                    ------------------------------------------------------------------
     235,800        General Electric Co.                                                   14,914,350
                    ------------------------------------------------------------------
       6,500        General Signal Corp.                                                      207,187
                    ------------------------------------------------------------------
       4,700        Giddings & Lewis, Inc.                                                     75,787
                    ------------------------------------------------------------------
       6,378        Harnischfeger Industries, Inc.                                            200,907
                    ------------------------------------------------------------------
      17,800        Honeywell, Inc.                                                           747,600
                    ------------------------------------------------------------------
      14,700        ITT Corp.                                                               1,800,750
                    ------------------------------------------------------------------
      15,700        Illinois Tool Works, Inc.                                                 912,562
                    ------------------------------------------------------------------
      14,600        Ingersoll-Rand Co.                                                        516,475
                    ------------------------------------------------------------------
       5,700        Johnson Controls, Inc.                                                    332,025
                    ------------------------------------------------------------------
       8,000        Loews Corp.                                                             1,173,000
                    ------------------------------------------------------------------
      22,100        Masco Industries, Inc.                                                    621,563
                    ------------------------------------------------------------------
      58,000        Minnesota Mining & Manufacturing Co.                                    3,298,750
                    ------------------------------------------------------------------
       1,300        NACCO Industries, Inc., Class A                                            74,425
                    ------------------------------------------------------------------
       6,800        National Service Industries, Inc.                                         202,300
                    ------------------------------------------------------------------
      10,370    (a) Navistar International Corp.                                              106,293
                    ------------------------------------------------------------------
       5,440        PACCAR, Inc.                                                              227,120
                    ------------------------------------------------------------------
      10,200        Parker-Hannifin Corp.                                                     344,250
                    ------------------------------------------------------------------
      21,500        Pitney Bowes, Inc.                                                        937,938
                    ------------------------------------------------------------------
       6,100        Raychem Corp.                                                             282,888
                    ------------------------------------------------------------------
       8,900        TRW, Inc.                                                                 585,175
                    ------------------------------------------------------------------
       7,600        Teledyne, Inc.                                                            189,050
                    ------------------------------------------------------------------
      26,000        Tenneco, Inc.                                                           1,140,750
                    ------------------------------------------------------------------
      12,100        Textron, Inc.                                                             831,875
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    PRODUCER MANUFACTURING--CONTINUED
                    ------------------------------------------------------------------
       2,600        Thomas & Betts Corp.                                                 $    168,025
                    ------------------------------------------------------------------
       4,300        Timken Co.                                                                173,075
                    ------------------------------------------------------------------
       4,000        Trinova Corp.                                                             112,500
                    ------------------------------------------------------------------
      10,100        Tyco Laboratories, Inc.                                                   613,575
                    ------------------------------------------------------------------
       5,880    (a) Varity Corp.                                                              213,150
                    ------------------------------------------------------------------
      49,000        Westinghouse Electric Corp.                                               692,125
                    ------------------------------------------------------------------
      14,600        Whitman Corp.                                                             310,250
                    ------------------------------------------------------------------
      14,600        Xerox Corp.                                                             1,894,350
                    ------------------------------------------------------------------
       1,800        Zurn Industries, Inc.                                                      45,000
                    ------------------------------------------------------------------   ------------
                    Total                                                                  44,463,443
                    ------------------------------------------------------------------   ------------
                    RETAIL TRADE--3.8%
                    ------------------------------------------------------------------
      35,100        Albertsons, Inc.                                                        1,167,075
                    ------------------------------------------------------------------
      20,500        American Stores Co.                                                       612,437
                    ------------------------------------------------------------------
      14,200        Charming Shoppes, Inc.                                                     40,825
                    ------------------------------------------------------------------
      13,200        Circuit City Store, Inc.                                                  440,550
                    ------------------------------------------------------------------
       9,800        Dayton-Hudson Corp.                                                       673,750
                    ------------------------------------------------------------------
      15,700        Dillard Department Stores, Inc., Class A                                  425,862
                    ------------------------------------------------------------------
      20,000        Gap (The), Inc.                                                           787,500
                    ------------------------------------------------------------------
       8,200        Giant Foods, Inc., Class A                                                263,425
                    ------------------------------------------------------------------
       5,200        Great Atlantic & Pacific Tea Co., Inc.                                    105,300
                    ------------------------------------------------------------------
       9,400        Harcourt General, Inc.                                                    372,475
                    ------------------------------------------------------------------
      62,600        Home Depot, Inc.                                                        2,331,850
                    ------------------------------------------------------------------
      63,000        K Mart Corp.                                                              511,875
                    ------------------------------------------------------------------
      16,200    (a) Kroger Co., Inc.                                                          540,675
                    ------------------------------------------------------------------
      49,300        Limited, Inc.                                                             905,888
                    ------------------------------------------------------------------
       2,900        Longs Drug Stores Corp.                                                   116,000
                    ------------------------------------------------------------------
      22,000        Lowe's Cos., Inc.                                                         594,000
                    ------------------------------------------------------------------
      34,200        May Department Stores Co.                                               1,342,350
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    RETAIL TRADE--CONTINUED
                    ------------------------------------------------------------------
      14,500        Melville Corp.                                                       $    464,000
                    ------------------------------------------------------------------
       5,000        Mercantile Stores Co., Inc.                                               224,375
                    ------------------------------------------------------------------
      11,300        Nordstrom, Inc.                                                           418,806
                    ------------------------------------------------------------------
      32,000        Penney (J.C.) Co., Inc.                                                 1,348,000
                    ------------------------------------------------------------------
       8,400        Pep Boys-Manny Moe & Jack                                                 183,750
                    ------------------------------------------------------------------
       8,700        Premark International, Inc.                                               402,375
                    ------------------------------------------------------------------
      26,850    (a) Price Co.                                                                 456,450
                    ------------------------------------------------------------------
      11,600        Rite Aid Corp.                                                            313,200
                    ------------------------------------------------------------------
      53,400        Sears, Roebuck & Co.                                                    1,815,600
                    ------------------------------------------------------------------
      10,000        TJX Cos., Inc.                                                            135,000
                    ------------------------------------------------------------------
      10,065        Tandy Corp.                                                               496,959
                    ------------------------------------------------------------------
      38,300    (a) Toys "R" Us, Inc.                                                         837,813
                    ------------------------------------------------------------------
     317,000        Wal-Mart Stores, Inc.                                                   6,855,125
                    ------------------------------------------------------------------
      33,900        Walgreen Co.                                                              966,150
                    ------------------------------------------------------------------
      10,300        Winn-Dixie Stores, Inc.                                                   669,500
                    ------------------------------------------------------------------
      18,300    (a) Woolworth (F.W.) Co.                                                      267,638
                    ------------------------------------------------------------------   ------------
                    Total                                                                  27,086,578
                    ------------------------------------------------------------------   ------------
                    TECHNOLOGY SERVICES--2.8%
                    ------------------------------------------------------------------
       6,500        Autodesk, Inc.                                                            221,000
                    ------------------------------------------------------------------
      19,700        Automatic Data Processing, Inc.                                         1,408,550
                    ------------------------------------------------------------------
      37,850        Computer Associates International, Inc.                                 2,081,750
                    ------------------------------------------------------------------
      16,600        First Data Corp., Class                                                 1,097,675
                    ------------------------------------------------------------------
     103,900        General Motors Corp.                                                    4,545,625
                    ------------------------------------------------------------------
      80,100    (a) Microsoft Corp.                                                         8,010,000
                    ------------------------------------------------------------------
      59,300    (a) Oracle Corp.                                                            2,586,963
                    ------------------------------------------------------------------   ------------
                    Total                                                                  19,951,563
                    ------------------------------------------------------------------   ------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    TRANSPORTATION--1.4%
                    ------------------------------------------------------------------
      10,500    (a) AMR Corp.                                                            $    693,000
                    ------------------------------------------------------------------
      20,912        Burlington Northern Santa Fe                                            1,753,955
                    ------------------------------------------------------------------
      14,500        CSX Corp.                                                               1,214,375
                    ------------------------------------------------------------------
       5,900        Consolidated Freightways, Inc.                                            137,175
                    ------------------------------------------------------------------
      10,900        Consolidated Rail Corp.                                                   749,375
                    ------------------------------------------------------------------
       7,000        Delta Air Lines, Inc.                                                     459,375
                    ------------------------------------------------------------------
       7,800    (a) Federal Express Corp.                                                     640,575
                    ------------------------------------------------------------------
      18,600        Norfolk Southern Corp.                                                  1,436,850
                    ------------------------------------------------------------------
       5,500        Roadway Services, Inc.                                                    246,125
                    ------------------------------------------------------------------
      19,700        Southwest Airlines Co.                                                    394,000
                    ------------------------------------------------------------------
       8,300    (a) USAir Group, Inc.                                                         113,088
                    ------------------------------------------------------------------
      28,400        Union Pacific Corp.                                                     1,856,650
                    ------------------------------------------------------------------
       3,900    (a) Yellow Corp.                                                               51,188
                    ------------------------------------------------------------------   ------------
                    Total                                                                   9,745,731
                    ------------------------------------------------------------------   ------------
                    UTILITIES--10.9%
                    ------------------------------------------------------------------
     215,678        AT&T Corp.                                                             13,803,392
                    ------------------------------------------------------------------
      68,000        Airtouch Communications, Inc.                                           1,938,000
                    ------------------------------------------------------------------
      26,000        Alltel Corp.                                                              796,250
                    ------------------------------------------------------------------
      25,500        American Electric Power Co., Inc.                                         972,188
                    ------------------------------------------------------------------
      76,100        Ameritech Corp.                                                         4,109,400
                    ------------------------------------------------------------------
      20,350        Baltimore Gas & Electric Co.                                              544,362
                    ------------------------------------------------------------------
      60,200        Bell Atlantic Corp.                                                     3,830,225
                    ------------------------------------------------------------------
      68,500        BellSouth Corp.                                                         5,240,250
                    ------------------------------------------------------------------
      21,600        Carolina Power & Light Co.                                                707,400
                    ------------------------------------------------------------------
      26,200        Central & SouthWest Corp.                                                 700,850
                    ------------------------------------------------------------------
      21,340        Cinergy Corp.                                                             605,522
                    ------------------------------------------------------------------
      14,400        Coastal Corp.                                                             466,200
                    ------------------------------------------------------------------
       7,000    (a) Columbia Gas System, Inc.                                                 269,500
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    UTILITIES--CONTINUED
                    ------------------------------------------------------------------
      32,400        Consolidated Edison Co.                                              $    984,150
                    ------------------------------------------------------------------
      12,800        Consolidated Natural Gas Co.                                              486,400
                    ------------------------------------------------------------------
      20,000        Detroit Edison Co.                                                        675,000
                    ------------------------------------------------------------------
      23,750        Dominion Resources, Inc.                                                  944,062
                    ------------------------------------------------------------------
      28,300        Duke Power Co.                                                          1,266,425
                    ------------------------------------------------------------------
       2,900        Eastern Enterprises                                                        86,637
                    ------------------------------------------------------------------
      34,900        Enron Corp.                                                             1,199,687
                    ------------------------------------------------------------------
       9,300        Enserch Corp.                                                             134,850
                    ------------------------------------------------------------------
      31,300        Entergy Corp.                                                             892,050
                    ------------------------------------------------------------------
      25,800        FPL Group, Inc.                                                         1,080,375
                    ------------------------------------------------------------------
     132,800        GTE Corp.                                                               5,478,000
                    ------------------------------------------------------------------
      15,900        General Public Utilities                                                  496,875
                    ------------------------------------------------------------------
      18,100        Houston Industries, Inc.                                                  839,388
                    ------------------------------------------------------------------
      93,800        MCI Communications Corp.                                                2,339,138
                    ------------------------------------------------------------------
       7,200        NICOR, Inc.                                                               193,500
                    ------------------------------------------------------------------
      58,200        NYNEX Corp.                                                             2,735,400
                    ------------------------------------------------------------------
      19,800        Niagara Mohawk Power Corp.                                                212,850
                    ------------------------------------------------------------------
      16,800        Noram Energy Corp.                                                        130,200
                    ------------------------------------------------------------------
       9,300        Northern States Power Co.                                                 439,425
                    ------------------------------------------------------------------
      21,100        Ohio Edison Co.                                                           482,663
                    ------------------------------------------------------------------
       3,700        Oneok, Inc.                                                                90,188
                    ------------------------------------------------------------------
      11,300        Pacific Enterprises                                                       279,675
                    ------------------------------------------------------------------
      59,600        Pacific Gas & Electric Co.                                              1,750,750
                    ------------------------------------------------------------------
      58,500        Pacific Telesis Group                                                   1,776,938
                    ------------------------------------------------------------------
      39,100        Pacificorp                                                                738,013
                    ------------------------------------------------------------------
      20,600        Panhandle Eastern Corp.                                                   520,150
                    ------------------------------------------------------------------
      30,600        Peco Energy Co.                                                           895,050
                    ------------------------------------------------------------------
       4,800        Peoples Energy Corp.                                                      138,000
                    ------------------------------------------------------------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------


   SHARES                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                    UTILITIES--CONTINUED
                    ------------------------------------------------------------------
      33,700        Public Service Enterprises Group, Inc.                               $    989,938
                    ------------------------------------------------------------------
      82,800        SBC Communications, Inc.                                                4,626,450
                    ------------------------------------------------------------------
      61,700        SCE Corp.                                                               1,048,900
                    ------------------------------------------------------------------
      12,000        Sonat, Inc.                                                               345,000
                    ------------------------------------------------------------------
      90,200        Southern Co.                                                            2,153,525
                    ------------------------------------------------------------------
      48,100        Sprint Corp.                                                            1,851,850
                    ------------------------------------------------------------------
      31,100        Texas Utilities Co.                                                     1,142,925
                    ------------------------------------------------------------------
      62,900        U.S. West, Inc.                                                         2,995,613
                    ------------------------------------------------------------------
      29,500        Unicom Corp.                                                              966,125
                    ------------------------------------------------------------------
      14,100        Union Electric Co.                                                        549,900
                    ------------------------------------------------------------------
      14,000        Williams Companies, Inc. (The)                                            540,750
                    ------------------------------------------------------------------   ------------
                    Total                                                                  78,480,354
                    ------------------------------------------------------------------   ------------
                    TOTAL COMMON STOCKS (IDENTIFIED COST $539,333,079)                    592,177,577
                    ------------------------------------------------------------------   ------------




FEDERATED MAX-CAP FUND

(FORMERLY, MAX-CAP FUND)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                   VALUE
------------        ------------------------------------------------------------------   ------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.6%
--------------------------------------------------------------------------------------
$  4,500,000        United States Treasury Bill, 11/30/1995 (at amortized cost)          $  4,483,080
                    ------------------------------------------------------------------   ------------
(B) REPURCHASE AGREEMENT--15.8%
--------------------------------------------------------------------------------------
 112,855,000        J.P. Morgan Securities, Inc., 5.90%, dated 10/31/1995, due
                    11/1/1995                                                             112,855,000
                    ------------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $656,671,159)(C)                  $709,515,657
                    ------------------------------------------------------------------   ------------



* The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $117,937,700 at October 31, 1995, which represents 16.5% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective, total exposure to the Index is 99.4%



(a) Non-income producing.


(b) The repurchase agreement is fully collateralized by U.S. government obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.


(c) The cost of investments for federal tax purposes amounts to $660,350,985. The net unrealized appreciation of investments on a federal tax basis amounts to $49,164,672 which is comprised of $65,340,734 appreciation and $16,176,062 depreciation at October 31, 1995.



Note: The categories of investments are shown as a percentage of net assets
      ($714,432,451) at October 31, 1995.

The following acronym is used throughout this portfolio:

ADR -- American Depository Receipt

(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------


ASSETS:
--------------------------------------------------------------------
Investments in repurchase agreements                                   $112,855,000
--------------------------------------------------------------------
Investments in securities                                               596,660,657
--------------------------------------------------------------------   ------------
Total investments in securities, at value
(identified cost $656,671,159 and tax cost $660,350,985)                               $709,515,657
-----------------------------------------------------------------------------------
Income receivable                                                                           990,626
-----------------------------------------------------------------------------------
Receivable for shares sold                                                                6,040,960
-----------------------------------------------------------------------------------
Deferred expenses                                                                               250
-----------------------------------------------------------------------------------    ------------
     Total assets                                                                       716,547,493
-----------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------
Payable for shares redeemed                                                 433,930
--------------------------------------------------------------------
Payable to Bank                                                             966,946
--------------------------------------------------------------------
Payable for taxes withheld                                                    1,784
--------------------------------------------------------------------
Payable for daily variation margin                                          553,860
--------------------------------------------------------------------
Accrued expenses                                                            158,522
--------------------------------------------------------------------   ------------
     Total liabilities                                                                    2,115,042
-----------------------------------------------------------------------------------    ------------
Net Assets for 48,467,529 shares outstanding                                           $714,432,451
-----------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------
Paid in capital                                                                        $558,632,158
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments and futures contracts                         53,339,758
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                       99,397,047
-----------------------------------------------------------------------------------
Undistributed net investment income                                                       3,063,488
-----------------------------------------------------------------------------------    ------------
     Total Net Assets                                                                  $714,432,451
-----------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-----------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-----------------------------------------------------------------------------------
$679,237,383 / 46,076,825 shares outstanding                                                 $14.74
-----------------------------------------------------------------------------------    ------------
INSTITUTIONAL SERVICE SHARES:
-----------------------------------------------------------------------------------
$35,195,068 / 2,390,704 shares outstanding                                                   $14.72
-----------------------------------------------------------------------------------    ------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------


INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                              $ 12,163,449
---------------------------------------------------------------------------------------------------
Interest                                                                                                  6,393,059
---------------------------------------------------------------------------------------------------     -----------
    Total income                                                                                         18,556,508
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------
Management fee                                                                          $ 1,727,669
------------------------------------------------------------------------------------
Custodian fees                                                                              150,587
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    112,420
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     5,093
------------------------------------------------------------------------------------
Auditing fees                                                                                13,109
------------------------------------------------------------------------------------
Legal fees                                                                                    8,985
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    48,764
------------------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                                      67,923
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                            1,383,122
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                       56,603
------------------------------------------------------------------------------------
Share registration costs                                                                    113,689
------------------------------------------------------------------------------------
Printing and postage                                                                         42,190
------------------------------------------------------------------------------------
Insurance premiums                                                                           11,366
------------------------------------------------------------------------------------
Taxes                                                                                         1,984
------------------------------------------------------------------------------------
Miscellaneous                                                                                 6,788
------------------------------------------------------------------------------------     ----------
    Total expenses                                                                        3,750,292
------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------------
  Waiver of management fee                                               $  (433,282)
----------------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service Shares          (56,603)
----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                (1,383,122)
----------------------------------------------------------------------    ----------
    Total waivers                                                                        (1,873,007)
------------------------------------------------------------------------------------     ----------
        Net expenses                                                                                      1,877,285
---------------------------------------------------------------------------------------------------     -----------
             Net investment income                                                                       16,679,223
---------------------------------------------------------------------------------------------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                                   99,787,657
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments and futures contracts                               21,104,700
---------------------------------------------------------------------------------------------------     -----------
    Net realized and unrealized gain on investments and futures contracts                               120,892,357
---------------------------------------------------------------------------------------------------     -----------
        Change in net assets resulting from operations                                                 $137,571,580
---------------------------------------------------------------------------------------------------     -----------



(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                         YEAR ENDED OCTOBER 31,
                                                                     ------------------------------
                                                                         1995             1994
                                                                     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------
Net investment income                                                $  16,679,223    $  11,562,305
------------------------------------------------------------------
Net realized gain (loss) on investments and futures contracts
($103,347,377 and $741,350 net gains respectively, as computed for
federal tax purposes)                                                   99,787,657        1,155,375
------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    21,104,700        3,003,321
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from operations                    137,571,580       15,721,001
------------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------------
  Institutional Shares                                                 (14,071,338)     (10,781,243)
------------------------------------------------------------------
  Institutional Service Shares                                            (505,602)        (115,401)
------------------------------------------------------------------
Distributions from net realized gain on investment transactions and futures contracts
------------------------------------------------------------------
  Institutional Shares                                                    (729,209)     (11,507,864)
------------------------------------------------------------------
  Institutional Service Shares                                             (14,188)        (108,965)
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from distributions to
     shareholders                                                      (15,320,337)     (22,513,473)
------------------------------------------------------------------   -------------    -------------
SHARE TRANSACTIONS--
------------------------------------------------------------------
Proceeds from sale of shares                                           374,533,702      215,864,930
------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                   6,003,498        8,535,336
------------------------------------------------------------------
Cost of shares redeemed                                               (240,788,349)    (174,914,182)
------------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from share transactions            139,748,851       49,486,084
------------------------------------------------------------------   -------------    -------------
          Change in net assets                                         262,000,094       42,693,612
------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------
Beginning of period                                                    452,432,357      409,738,745
------------------------------------------------------------------   -------------    -------------
End of period (including undistributed net investment income of
$3,063,488 and $961,205, respectively)                               $ 714,432,451    $ 452,432,357
------------------------------------------------------------------   -------------    -------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three diversified portfolios. The financial statements included herein present only those of Federated Max-Cap Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of Shares: Institutional Shares and Institutional Service Shares.

Effective December 5, 1994, the Board of Trustees ("Trustees") changed the name of the Fund from Max-Cap Fund to Federated Max-Cap Fund

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at the prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.



     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account an amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.



     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended October 31, 1995, the Fund had realized gains of $24,549,912 on future contracts. At October 31, 1995, the Fund had outstanding futures contracts as set forth below:

                                                                                  UNREALIZED
                                    CONTRACTS TO                                 APPRECIATION
        EXPIRATION DATE           DELIVER/RECEIVE               POSITION        (DEPRECIATION)
        ----------------   ------------------------------   ----------------   ----------------
        December 1995        404 S&P 500 Index Futures            Long             $495,260


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.


FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                                    YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------
                                                            1995                              1994
                                                ----------------------------      ----------------------------
INSTITUTIONAL SHARES                               SHARES          AMOUNT            SHARES         AMOUNT
---------------------------------------------   -----------    -------------      -----------    -------------
Shares sold                                      26,132,335    $ 343,592,917       17,555,003    $ 207,304,786
---------------------------------------------
Shares issued to shareholders in
payment of distributions declared                   420,935        5,512,947          718,661        8,439,495
---------------------------------------------
Shares redeemed                                 (17,407,051)    (230,818,438)     (14,617,884)    (172,243,416)
---------------------------------------------   -----------    -------------      -----------    -------------
  Net change resulting from Institutional
  Share transactions                              9,146,219    $ 118,287,426        3,655,780    $  43,500,865
---------------------------------------------   -----------    -------------      -----------    -------------

                                                                    YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------
                                                            1995                              1994
                                                ----------------------------      ----------------------------
INSTITUTIONAL SERVICE SHARES                       SHARES          AMOUNT            SHARES         AMOUNT
---------------------------------------------   -----------    -------------      -----------    -------------
Shares sold                                       2,368,216    $  30,940,785          734,647    $   8,560,144
---------------------------------------------
Shares issued to shareholders in payment of
distributions declared                               36,486          490,551            8,223           95,841
---------------------------------------------
Shares redeemed                                    (730,897)      (9,969,911)        (229,644)      (2,670,766)
---------------------------------------------   -----------    -------------      -----------    -------------
  Net change resulting from Institutional
  Service Share transactions                      1,673,805    $  21,461,425          513,226    $   5,985,219
---------------------------------------------   -----------    -------------      -----------    -------------
    Net change resulting from
    share transactions                           10,820,024    $ 139,748,851        4,169,006    $  49,486,084
---------------------------------------------   -----------    -------------      -----------    -------------


(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES


MANAGEMENT FEE--Federated Management, the Fund's manager (the "Manager"), receives for its services an annual management fee equal to .30 of 1% of the Fund's average daily net assets. The Manager has entered into a sub-management contract with ANB Investment Management and Trust Company ("Sub-Manager"). The Manager shall pay the Sub-Manager an investment advisory fee based on the average daily net assets of the Fund as follows: .05 of 1% on the first $100 million, .02 of 1% on the next $100 million, and .01 of 1% thereafter. The Manager may voluntarily choose to waive a portion of its fees. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver



FEDERATED MAX-CAP FUND
(FORMERLY, MAX-CAP FUND)
--------------------------------------------------------------------------------


at any time at its sole discretion. For the fiscal year ended October 31, 1995, Institutional Shares fully waived its shareholder services fee.



DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp, ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to .30 of 1% of the average daily net assets of the Institutional Service Shares to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 1995, were as follows:


----------------------------------------------------------------------------------
PURCHASES                                                                            $406,176,148
----------------------------------------------------------------------------------   ------------
SALES                                                                                $271,130,091
----------------------------------------------------------------------------------   ------------




REPORT OF ERNST & YOUNG LLP,

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED INDEX TRUST:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Max-Cap Fund (a portfolio of Federated Index Trust), as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 15 of this prospectus) for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Fund of Federated Index Trust at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

December 8, 1995



ADDRESSES
--------------------------------------------------------------------------------


                Federated Max-Cap Fund                 Federated Investors Tower
                Institutional Shares                   Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.             Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Manager
                Federated Management                   Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Sub-Manager
                ANB Investment Management              One North LaSalle Street
                and Trust Co.                          Chicago, Illinois 60690
------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                  P.O. Box 8600
                Trust Company                          Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company             P.O. Box 8600
                                                       Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                      One Oxford Centre
                                                       Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      FEDERATED MAX-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX TRUST)

                                      INSTITUTIONAL SHARES

                                      PROSPECTUS

                                      An Open-End, Diversified
                                      Management Investment Company


                                      Prospectus dated December 31, 1995


      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779


      CUSIP 31420E106

      0032104A-IS (12/95)




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERATED MID-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)
PROSPECTUS

Federated Index Trust (the "Trust") is an open-end, management investment company (a mutual fund). Federated Mid-Cap Fund (the "Fund"), a portfolio of the Trust, seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the "Index"). The Fund is neither sponsored by nor affiliated with Standard & Poor's Ratings Group.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information, dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1995


                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................2

General Information............................................................3

Investment Information.........................................................3
  Investment Objective.........................................................3
  Investment Policies..........................................................3
  Investment Risks.............................................................6
  Investment Limitations.......................................................6

Federated Index Trust Information..............................................7
  Management of the Trust......................................................7
  Distribution of Fund Shares..................................................9

  Fund Administration..........................................................9



Net Asset Value...............................................................10


Investing in the Fund.........................................................10
  Share Purchases.............................................................10
  Minimum Investment Required.................................................10
  What Shares Cost............................................................10
  Exchanging Securities for Fund Shares.......................................11
  Sub-Accounting Services.....................................................11
  Certificates and Confirmations..............................................11
  Dividends...................................................................11
  Capital Gains...............................................................11

Redeeming Shares..............................................................11
  Telephone Redemption........................................................11
  Written Requests............................................................12
  Accounts with Low Balances..................................................12


Shareholder Information.......................................................13


  Voting Rights...............................................................13


Tax Information...............................................................13
  Federal Income Tax..........................................................13


Performance Information.......................................................13



Financial Statements..........................................................14



Report of Ernst & Young LLP,
  Independent Auditors........................................................39



Addresses.....................................................................40


                            SUMMARY OF FUND EXPENSES

                             FEDERATED MID-CAP FUND


                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................     None
Exchange Fee.............................................................................     None
                                  ANNUAL FUND OPERATING EXPENSES
                             (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................    0.20%
12b-1 Fee................................................................................     None
Total Other Expenses.....................................................................    0.40%
          Shareholder Services Fee (after waiver) (2)...........................    0.07%
     Total Operating Expenses (3)........................................................    0.60%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum shareholder services fee is 0.25%.


(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.60% for the fiscal year ended October 31, 1995 and would have been 1.01% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Federated Index Trust Information." Wire--transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                         1 year    3 years    5 years    10 years
------------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period.........................................     $6        $19        $33        $ 75


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




                             FEDERATED MID-CAP FUND


                            (FORMERLY, MID-CAP FUND)


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 39.



                                                                   YEAR ENDED OCTOBER 31,
                                                          ----------------------------------------
                                                           1995       1994       1993      1992(A)
------------------------------------------------------    ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.02     $11.57     $ 9.99     $10.00
------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------
  Net investment income                                     0.22       0.21       0.25      0.080
------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments and futures contracts                      1.93      (0.07)      1.56     (0.086 )
------------------------------------------------------    ------     ------     ------     ------
  Total from investment operations                          2.15       0.14       1.81     (0.006 )
------------------------------------------------------    ------     ------     ------     ------
LESS DISTRIBUTIONS
------------------------------------------------------
  Distributions from net investment income                 (0.20)     (0.19)     (0.23)    (0.004 )
------------------------------------------------------
  Distributions from net realized gain on investment
  transactions and futures contracts                       (0.19)     (0.50)        --         --
------------------------------------------------------    ------     ------     ------     ------
  Total distributions                                      (0.39)     (0.69)     (0.23)    (0.004 )
------------------------------------------------------    ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                            $12.78     $11.02     $11.57     $ 9.99
------------------------------------------------------    ------     ------     ------     ------
TOTAL RETURN (B)                                           20.12%      1.25%     17.33%      0.00%
------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------
  Expenses                                                  0.60%      0.54%      0.00%      0.00%
------------------------------------------------------
  Net investment income                                     1.89%      1.84%      2.33%      0.93%*
------------------------------------------------------
  Expense waiver/reimbursement (c)                          0.41%      0.59%      1.75%      0.40%*
------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------
  Net assets, end of period (000 omitted)                 $62,580    $44,012    $16,192        $3
------------------------------------------------------
  Portfolio turnover                                          26%        30%        59%         0 %
------------------------------------------------------



  * Computed on an annualized basis.

(a) Reflects operations for the period from September 3, 1992 (date of initial public investment) to October 31, 1992.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended October 31, 1995, which can be obtained free of charge.



                              GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Fund. The Fund is designed primarily for institutions investing on behalf of their customers. A minimum initial investment of $25,000 over a 90-day period is required.


Fund shares are currently sold and redeemed at net asset value without a sales charge or redemption fee being imposed by the Fund. The Fund's net asset value per share fluctuates.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. The investment objective of the Fund cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

The Fund pursues its investment objective by investing primarily in the 400 common stocks that comprise the Index. These 400 common stocks are issued by medium-sized domestic companies whose market capitalizations generally range from $200 million to $5 billion. The stocks are selected for inclusion in the Index by Standard & Poor's Ratings Group ("S&P") on the basis of the issuer's market size, liquidity and industry group representation. A particular stock's weighting in the Index is based on its relative total market value, that is, the stock's market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment, nor is S&P a sponsor or in any way affiliated with the Fund.

The Fund will not attempt to actively manage the Fund's portfolio. Rather, the Fund will utilize a passive approach in pursuit of its investment objective, meaning that the Fund will not employ the traditional management functions of economic, financial and market analysis associated with actively managed funds. Thus, unless an issuer's stock is removed from the Index by S&P, an issuer's adverse financial circumstance will not cause its stock to be eliminated from the Fund's portfolio.

In keeping with the passive management approach, the Fund will be managed using a computer program to determine which securities are to be purchased or sold so as to replicate the composition of the Index to the extent feasible. Stocks will be included in the Fund's portfolio on the basis of each stock's weighting in the Index, starting with the heaviest-weighted stock in the Index. As a result, the proportion of Fund assets invested in a particular stock will be nearly identical to the percentage of such stock represented in the Index. From time to time, adjustments will be made in the Fund's portfolio so as to respond to changes in the Index's composition, as well as corporate reorganizations and other circumstances. The Fund will attempt to be fully in-


vested in the common stocks comprising the Index, and, in any event, at least 80% of the Fund's assets will be invested in stocks represented in the Index. It is expected that adjustments to the Fund's portfolio will occur infrequently and that transactional costs and other expenses will be minimized. Because portfolio turnover is expected to be well below that encountered in actively managed investment company portfolios, the Fund anticipates that accompanying costs, including accounting costs, brokerage fees, custodial expenses and transfer taxes, will be relatively low. While the cash flows into and out of the Fund will have an impact upon the Fund's portfolio turnover rate and its ability to replicate and track the performance of the Index, investment adjustments will be made, as practicably as possible, to account for these circumstances.


The Fund believes that the indexing approach described above constitutes an effective and reasonable method of substantially duplicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 95%, without taking into account expenses of the Fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved when the Fund's net asset value, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with that of the Index may be affected by, among other things, changes in the securities markets, the manner in which S&P calculates the Index and the size and timing of cash flows into and out of the Fund.


In order to accommodate cash flows into and out of the Fund's portfolio, the Fund may enter into stock index futures contracts, options and options on stock index futures contracts. This will allow the Fund to simultaneously maximize the level of the Fund assets used to track the movements of the Index. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into stock index futures contracts, options and options on stock index futures contracts for speculative purposes.

                             ACCEPTABLE INVESTMENTS

Under normal market circumstances, the Fund will invest at least 80% of its assets in common stocks that are represented in the Index. In addition, the Fund may hold cash reserves which may, for other than defensive purposes, be invested in, but are not limited to, the following:

U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:

- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


- notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, and the Student Loan Marketing Association.


REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements pursuant to which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repur-


chase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

MONEY MARKET INSTRUMENTS.  The Fund may also invest in:

- commercial paper; and


- instruments of domestic banks and savings associations (such as certificates of deposit and bankers' acceptances).


STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

                        LENDING OF PORTFOLIO SECURITIES

 The Fund may lend its portfolio securities on a short-term basis or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrow-




ers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS

The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT RISKS

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index. This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

INVESTMENT LIMITATIONS

The Fund will not:

- borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may bor-


  row up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Fund will not:

- invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or

- invest more than 15% of its net assets in securities that are illiquid.

                                FEDERATED INDEX
                               TRUST INFORMATION

MANAGEMENT OF THE TRUST


The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Trustees handles the Trustees' responsibilities between meetings of the Trustees.


                                 FUND'S MANAGER

Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Fund's Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking error; monitoring and analyzing the appropriate futures contracts to purchase and the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager which method of indexing to use; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Man-


ager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.


Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


MANAGEMENT FEES.  The Fund's Manager receives an annual management fee equal to
0.40 of 1% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion. The Manager has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.


MANAGER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


                                  SUB-MANAGER

Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight, has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.

SUB-MANAGEMENT FEES. For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager of .035 of 1% of the Fund's average daily net assets. This fee is paid by the Manager out of its resources and is not an incremental Fund expense. No performance or incentive fees are paid to the Sub-Manager.


SUB-MANAGER'S BACKGROUND. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Manage-




ment Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of September 30, 1995, placed approximately $20.6 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 331 nationwide non-financial institution clients invest. In total, ANB manages 77 commingled/common trust funds. Also, since 1990, ANB has served as Sub-Manager for the Federated Max-Cap Fund (formerly the S&P 500 Fund), which is another portfolio of the Trust. ANB also serves as Sub-Manager for the Federated Mini-Cap Fund, another portfolio of the Trust.



                SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS



In addition to periodic payments to financial institutions under the Shareholder Services Agreement, certain financial institutions may be compensated by the Manager or its affiliates for the continued investment of customers' assets in certain funds, including the Fund, advised by those entities. These payments will be made directly by the distributor or Manager from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on shares.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Federated Securities Corp. pays a licensing fee to S&P for the right to use the Index in connection with the management activities for the Fund. Federated Securities Corp. is not affiliated with S&P.


FUND ADMINISTRATION


                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Managers look for prompt execution of the order at a favorable price. In working with dealers, the Managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Managers make decisions on portfolio transactions and select brokers and dealers, subject to review by the Trustees.

                            ADMINISTRATIVE SERVICES

Federated Administrative Services, Inc., a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.


                              SHAREHOLDER SERVICES



   The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of the shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                                NET ASSET VALUE


The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

                             INVESTING IN THE FUND

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.
                                    BY WIRE


To purchase shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Mid-Cap Fund; Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


                                    BY MAIL

To purchase shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Mid-Cap Fund, to the Fund's transfer agent, Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is generally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An investor's minimum investment will be calculated by combining all accounts that the investor maintains with the Fund.
WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for shares of the Fund. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by the Trust, they are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.


Shares purchased by exchange of securities cannot be redeemed by telephone for three business days to allow time for the transfer to settle.


SUB-ACCOUNTING SERVICES

Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's sub-accounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding Fund shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through sub-accounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares.


Therefore, this prospectus should be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS

Dividends are declared and paid quarterly. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.
CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

                                REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.

TELEPHONE REDEMPTION


Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered, such as by "Written Requests."

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Fund shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by written request. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

                                   SIGNATURES


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


- a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

- a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


- a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or


- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

                               RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operations and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.


STATE AND LOCAL TAXES



In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


                            PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Fund is sold without any sales load or other similar non-recurring charges.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
*COMMON STOCKS--88.6%
----------------------------------------------------------------------------------------
                   COMMERCIAL SERVICES--3.6%
                   ---------------------------------------------------------------------
       900         Angelica Corp.                                                          $    20,250
                   ---------------------------------------------------------------------
     2,000         Banta Corp.                                                                  86,500
                   ---------------------------------------------------------------------
     4,600         Cintas Corp.                                                                193,200
                   ---------------------------------------------------------------------
     1,600         Ennis Business Forms, Inc.                                                   22,400
                   ---------------------------------------------------------------------
     7,500         Equifax, Inc.                                                               292,500
                   ---------------------------------------------------------------------
     3,100         Flightsafety International, Inc.                                            148,025
                   ---------------------------------------------------------------------
     3,775         Kelly Services, Inc., Class A                                                94,847
                   ---------------------------------------------------------------------
     1,200         Lawson Products, Inc.                                                        28,800
                   ---------------------------------------------------------------------
     7,400         Manpower, Inc.                                                              200,725
                   ---------------------------------------------------------------------
     4,100         Olsten Corp.                                                                157,850
                   ---------------------------------------------------------------------
     3,600         Omnicom Group, Inc.                                                         229,950
                   ---------------------------------------------------------------------
     4,450         Paychex, Inc.                                                               193,019
                   ---------------------------------------------------------------------
     4,100         Reynolds & Reynolds Co., Class A                                            146,062
                   ---------------------------------------------------------------------
     3,500         Rollins, Inc.                                                                73,500
                   ---------------------------------------------------------------------
     7,200         Sensormatic Electronics Corp.                                               153,900
                   ---------------------------------------------------------------------
     2,800         Standard Register                                                            63,000
                   ---------------------------------------------------------------------
     2,200         Wallace Computer, Inc.                                                      124,025
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     2,228,553
                   ---------------------------------------------------------------------   -----------
                   CONSUMER DURABLES--2.3%
                   ---------------------------------------------------------------------
     6,700         Callaway Golf Co.                                                           109,713
                   ---------------------------------------------------------------------
     1,500         Carlisle Cos., Inc.                                                          61,688
                   ---------------------------------------------------------------------
     7,425         Clayton Homes, Inc.                                                         194,906
                   ---------------------------------------------------------------------
     1,600         Cross (A.T.) Co., Class A                                                    22,800
                   ---------------------------------------------------------------------
     5,000     (a) Electronic Arts, Inc.                                                       183,125
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   ---------------------------------------------------------------------
     1,600     (a) Gibson Greetings, Inc.                                                  $    22,200
                   ---------------------------------------------------------------------
     7,400         Harley Davidson, Inc.                                                       197,950
                   ---------------------------------------------------------------------
    12,800         International Game Technology                                               148,800
                   ---------------------------------------------------------------------
     8,200         Leggett and Platt, Inc.                                                     196,800
                   ---------------------------------------------------------------------
       700         National Presto Industries, Inc.                                             28,350
                   ---------------------------------------------------------------------
    13,400         Shaw Industries, Inc.                                                       170,850
                   ---------------------------------------------------------------------
     1,900         Stanhome, Inc.                                                               57,950
                   ---------------------------------------------------------------------
     4,600     (a) Topps Co.                                                                    28,175
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     1,423,307
                   ---------------------------------------------------------------------   -----------
                   CONSUMER NON-DURABLES--3.4%
                   ---------------------------------------------------------------------
     1,900         Church and Dwight, Inc.                                                      38,713
                   ---------------------------------------------------------------------
    12,800         Coca Cola Enterprises, Inc.                                                 340,800
                   ---------------------------------------------------------------------
     3,900         Dean Foods Co.                                                              108,713
                   ---------------------------------------------------------------------
     1,300         Dreyers Grand Ice Cream, Inc.                                                44,850
                   ---------------------------------------------------------------------
     2,100         First Brands Corp.                                                           96,075
                   ---------------------------------------------------------------------
     3,900         Flowers Industries, Inc.                                                     84,338
                   ---------------------------------------------------------------------
     4,700         IBP, Inc.                                                                   281,413
                   ---------------------------------------------------------------------
     1,800         International Multifoods Corp.                                               36,900
                   ---------------------------------------------------------------------
     2,600     (a) Jones Apparel Group, Inc.                                                    89,050
                   ---------------------------------------------------------------------
     3,000         Lance, Inc.                                                                  50,625
                   ---------------------------------------------------------------------
     8,000         McCormick & Co., Inc.                                                       198,000
                   ---------------------------------------------------------------------
     1,900         Michael Foods, Inc.                                                          23,037
                   ---------------------------------------------------------------------
     2,600         Savannah Foods & Industries, Inc.                                            32,500
                   ---------------------------------------------------------------------
     2,900         Smucker (J.M.) Co., Class A                                                  56,912
                   ---------------------------------------------------------------------
     3,600         Tambrands, Inc.                                                             161,100
                   ---------------------------------------------------------------------
    14,200         Tyson Foods, Inc., Class A                                                  339,025
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   ---------------------------------------------------------------------
     3,500         Universal Corp.                                                         $    73,500
                   ---------------------------------------------------------------------
     2,600         Universal Foods Corp.                                                        89,050
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     2,144,601
                   ---------------------------------------------------------------------   -----------
                   CONSUMER SERVICES--4.4%
                   ---------------------------------------------------------------------
     3,900         Belo (A.H.) Corp., Series A                                                 135,038
                   ---------------------------------------------------------------------
     4,200         Bob Evans Farms, Inc.                                                        75,600
                   ---------------------------------------------------------------------
     7,475     (a) Brinker International, Inc.                                                  90,634
                   ---------------------------------------------------------------------
     3,100     (a) Buffets, Inc.                                                                38,750
                   ---------------------------------------------------------------------
     2,821     (a) Chris Craft Industries, Inc.                                                112,487
                   ---------------------------------------------------------------------
    10,100     (a) Circus Circus Enterprises, Inc.                                             268,913
                   ---------------------------------------------------------------------
     5,950         Cracker Barrel Old Country Store                                            101,150
                   ---------------------------------------------------------------------
     4,900     (a) HFS, Inc.                                                                   300,125
                   ---------------------------------------------------------------------
     1,400         Houghton Mifflin Co.                                                         57,400
                   ---------------------------------------------------------------------
     2,300     (a) International Dairy Queen, Inc., Class A                                     48,875
                   ---------------------------------------------------------------------
     2,300         Lee Enterprises, Inc.                                                        91,712
                   ---------------------------------------------------------------------
     2,600         Media General, Inc., Class A                                                 72,150
                   ---------------------------------------------------------------------
     9,000         Mirage Resorts, Inc.                                                        294,750
                   ---------------------------------------------------------------------
     3,450         Morrison Restaurants, Inc.                                                   53,906
                   ---------------------------------------------------------------------
     3,700         Multi Media, Inc.                                                           163,725
                   ---------------------------------------------------------------------
     4,200     (a) Outback Steakhouse, Inc.                                                    131,775
                   ---------------------------------------------------------------------
     5,100     (a) Promus Hotel Corp.                                                          112,200
                   ---------------------------------------------------------------------
     2,000         Sbarro, Inc.                                                                 41,750
                   ---------------------------------------------------------------------
     1,500     (a) Scholastic Corp.                                                             92,625
                   ---------------------------------------------------------------------
     2,700         Sizzler International, Inc.                                                   9,450
                   ---------------------------------------------------------------------
     5,500         Sothebys Holdings, Inc., Class A                                             76,312
                   ---------------------------------------------------------------------
     2,400         TCA Cable TV, Inc.                                                           71,100
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   CONSUMER SERVICES--CONTINUED
                   ---------------------------------------------------------------------
     1,100         Washington Post Co., Class B                                            $   319,000
                   ---------------------------------------------------------------------
     2,100     (a) Western Publishing Group, Inc.                                               17,194
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     2,776,621
                   ---------------------------------------------------------------------   -----------
                   ELECTRONIC TECHNOLOGY--12.0%
                   ---------------------------------------------------------------------
     6,100     (a) ADC Telecommunications, Inc.                                                244,000
                   ---------------------------------------------------------------------
     4,321     (a) AST Research, Inc.                                                           38,349
                   ---------------------------------------------------------------------
     4,300     (a) Altera Corp.                                                                260,150
                   ---------------------------------------------------------------------
     7,500     (a) Analog Devices, Inc.                                                        270,938
                   ---------------------------------------------------------------------
     9,400     (a) Atmel Corp.                                                                 293,750
                   ---------------------------------------------------------------------
    11,462     (a) Bay Networks, Inc.                                                          759,357
                   ---------------------------------------------------------------------
     2,900         Beckman Instruments, Inc.                                                    96,063
                   ---------------------------------------------------------------------
     6,100     (a) Cirrus Logic, Inc.                                                          256,963
                   ---------------------------------------------------------------------
     5,200         Conner Peripherals, Inc.                                                     93,600
                   ---------------------------------------------------------------------
     2,600     (a) Convex Computer Corp.                                                        11,700
                   ---------------------------------------------------------------------
     4,000     (a) Cypress Semiconductor Corp.                                                 141,000
                   ---------------------------------------------------------------------
     9,000     (a) Dell Computer Corp.                                                         419,625
                   ---------------------------------------------------------------------
    21,100     (a) EMC Corp. Mass                                                              327,050
                   ---------------------------------------------------------------------
     2,100     (a) Exabyte Corp.                                                                27,169
                   ---------------------------------------------------------------------
     3,200         GenCorp, Inc.                                                                33,600
                   ---------------------------------------------------------------------
     7,600     (a) Integrated Device Technology, Inc.                                          144,400
                   ---------------------------------------------------------------------
    12,700     (a) LSI Logic Corp.                                                             598,487
                   ---------------------------------------------------------------------
     7,200         Linear Technology Corp.                                                     315,000
                   ---------------------------------------------------------------------
     4,500     (a) Litton Industries, Inc.                                                     178,312
                   ---------------------------------------------------------------------
     1,500         Measurex Corp.                                                               46,125
                   ---------------------------------------------------------------------
     5,100     (a) Mentor Graphics Corp.                                                       107,100
                   ---------------------------------------------------------------------
    10,000         Molex, Inc.                                                                 330,000
                   ---------------------------------------------------------------------
     2,000     (a) OEA, Inc.                                                                    54,500
                   ---------------------------------------------------------------------




FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   ELECTRONIC TECHNOLOGY--CONTINUED
                   ---------------------------------------------------------------------
     2,300     (a) Octel Communications Corp.                                              $    78,487
                   ---------------------------------------------------------------------
     5,100     (a) Quantum Corp.                                                                88,612
                   ---------------------------------------------------------------------
     1,800     (a) Rohr, Inc.                                                                   26,775
                   ---------------------------------------------------------------------
     7,000     (a) Seagate Technology, Inc.                                                    313,250
                   ---------------------------------------------------------------------
     1,000     (a) Sequa Corp., Class A                                                         25,750
                   ---------------------------------------------------------------------
     3,100     (a) Sequent Computer System, Inc.                                                53,862
                   ---------------------------------------------------------------------
     5,180     (a) Storage Technology Corp.                                                    127,557
                   ---------------------------------------------------------------------
     2,300     (a) Stratus Computer, Inc.                                                       71,587
                   ---------------------------------------------------------------------
     3,100         Sundstrand Corp.                                                            189,875
                   ---------------------------------------------------------------------
     2,500     (a) Symbol Technologies, Inc.                                                    87,187
                   ---------------------------------------------------------------------
     7,400     (a) Teradyne, Inc.                                                              246,975
                   ---------------------------------------------------------------------
     1,800         Thiokol Corp.                                                                62,325
                   ---------------------------------------------------------------------
     4,000     (a) U S Robotics Corp.                                                          370,000
                   ---------------------------------------------------------------------
     3,000         Varian Association, Inc.                                                    154,125
                   ---------------------------------------------------------------------
     2,200     (a) Verifone, Inc.                                                               59,400
                   ---------------------------------------------------------------------
     5,200     (a) Vishay Intertechnology, Inc.                                                183,300
                   ---------------------------------------------------------------------
     6,900     (a) Xilinx, Inc.                                                                317,400
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     7,503,705
                   ---------------------------------------------------------------------   -----------
                   ENERGY MINERALS--2.4%
                   ---------------------------------------------------------------------
     5,800         Anadarko Petroleum Corp.                                                    251,575
                   ---------------------------------------------------------------------
     8,400         Apache Corp.                                                                214,200
                   ---------------------------------------------------------------------
     2,900         Diamond Shamrock, Inc.                                                       74,675
                   ---------------------------------------------------------------------
     7,900         Lyondell Petrochemical Co.                                                  168,862
                   ---------------------------------------------------------------------
     2,900         Mapco, Inc.                                                                 149,350
                   ---------------------------------------------------------------------
     4,400         Murphy Oil Corp.                                                            166,650
                   ---------------------------------------------------------------------
     4,900         Noble Affiliates, Inc.                                                      121,275
                   ---------------------------------------------------------------------
     3,400         Parker & Parsley Petroleum Co.                                               62,900
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   ENERGY MINERALS--CONTINUED
                   ---------------------------------------------------------------------
     3,100         Quaker State Corp.                                                      $    40,687
                   ---------------------------------------------------------------------
     9,700         Ranger Oil Ltd.                                                              55,775
                   ---------------------------------------------------------------------
     3,700         Tosco Corp.                                                                 127,650
                   ---------------------------------------------------------------------
     4,300         Valero Energy Corp.                                                         101,587
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     1,535,186
                   ---------------------------------------------------------------------   -----------
                   FINANCE--13.3%
                   ---------------------------------------------------------------------
    10,650         AON Corp.                                                                   437,981
                   ---------------------------------------------------------------------
     9,550         Aflac, Inc.                                                                 389,163
                   ---------------------------------------------------------------------
     4,150         Bancorp Hawaii, Inc.                                                        139,025
                   ---------------------------------------------------------------------
    11,615         Bear Stearns Cos., Inc.                                                     230,853
                   ---------------------------------------------------------------------
     3,850         Central Fidelity Banks, Inc.                                                119,350
                   ---------------------------------------------------------------------
     4,500         City National Corp.                                                          59,625
                   ---------------------------------------------------------------------
     3,500         Comdisco, Inc.                                                              106,750
                   ---------------------------------------------------------------------
    11,300         Comerica, Inc.                                                              379,963
                   ---------------------------------------------------------------------
     3,700         Crestar Financial Corp.                                                     210,900
                   ---------------------------------------------------------------------
     3,000         Dauphin Deposit Corp.                                                        87,000
                   ---------------------------------------------------------------------
     6,125         Edwards(AG), Inc.                                                           156,188
                   ---------------------------------------------------------------------
     6,400         Fifth Third Bancorp                                                         430,400
                   ---------------------------------------------------------------------
     6,200         First America Bank Corp.                                                    264,275
                   ---------------------------------------------------------------------
     4,900         First Security Corp.                                                        160,475
                   ---------------------------------------------------------------------
     3,400         First Tennessee National Corp.                                              181,900
                   ---------------------------------------------------------------------
     3,400         First Virginia Bank, Inc.                                                   138,975
                   ---------------------------------------------------------------------
     8,000         Franklin Resources, Inc.                                                    406,000
                   ---------------------------------------------------------------------
     2,000         GATX Corp.                                                                   95,000
                   ---------------------------------------------------------------------
    13,400         Green Tree Financial Corp.                                                  356,775
                   ---------------------------------------------------------------------
     2,000         Hartford Steam Boiler Insurance                                              93,250
                   ---------------------------------------------------------------------
    11,800         Hibernia Corp., Class A                                                     116,525
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ---------------------------------------------------------------------
     3,400         Kemper Corp.                                                            $   164,900
                   ---------------------------------------------------------------------
     9,100         Marshall & Ilsley Corp.                                                     220,675
                   ---------------------------------------------------------------------
     5,550         Mercantile Bancorporation, Inc.                                             244,200
                   ---------------------------------------------------------------------
     4,700         Mercantile Bankshares Corp.                                                 129,250
                   ---------------------------------------------------------------------
     5,700         Meridian Bancorp, Inc.                                                      243,675
                   ---------------------------------------------------------------------
     5,500         Northern Trust Corp.                                                        262,625
                   ---------------------------------------------------------------------
     1,700         PHH Corp.                                                                    74,375
                   ---------------------------------------------------------------------
     9,800         PaineWebber Group, Inc.                                                     215,600
                   ---------------------------------------------------------------------
     1,900     (a) Policy Management System Corp.                                               89,537
                   ---------------------------------------------------------------------
     7,100         Progressive Corp. Ohio                                                      294,650
                   ---------------------------------------------------------------------
     4,500         Provident Life & Accidental, Inc., Class B                                  120,375
                   ---------------------------------------------------------------------
     4,530         Regions Financial Corp.                                                     180,634
                   ---------------------------------------------------------------------
    17,250         Schwab (Charles) Corp.                                                      394,594
                   ---------------------------------------------------------------------
     8,100         SouthTrust Corp.                                                            203,512
                   ---------------------------------------------------------------------
     8,200         State Street Boston Corp.                                                   318,775
                   ---------------------------------------------------------------------
     2,300         Transatlantic Holdings, Inc.                                                154,962
                   ---------------------------------------------------------------------
     5,700         UJB Financial Corp.                                                         181,687
                   ---------------------------------------------------------------------
     3,600         West One Bancorp.                                                           153,000
                   ---------------------------------------------------------------------
     3,500         Wilmington Trust Corp.                                                      103,250
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     8,310,649
                   ---------------------------------------------------------------------   -----------
                   HEALTH SERVICES--3.5%
                   ---------------------------------------------------------------------
     2,800     (a) Applied Bioscience International, Inc.                                       17,850
                   ---------------------------------------------------------------------
     3,965         Bergen Brunswig Corp., Class A                                               82,274
                   ---------------------------------------------------------------------
     4,175         Cardinal Health, Inc.                                                       214,491
                   ---------------------------------------------------------------------
     3,927     (a) Coram Healthcare Corp.                                                       15,708
                   ---------------------------------------------------------------------
     3,900     (a) FHP International Corp.                                                      94,575
                   ---------------------------------------------------------------------
     5,600     (a) Foundation Health Corp                                                      237,300
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   HEALTH SERVICES--CONTINUED
                   ---------------------------------------------------------------------
    10,500     (a) HEALTHSOUTH Rehabilitation                                              $   274,313
                   ---------------------------------------------------------------------
     3,400     (a) HealthCare COMPARE Corp.                                                    125,800
                   ---------------------------------------------------------------------
     3,100     (a) Healthcare & Retirement Corp.                                                91,063
                   ---------------------------------------------------------------------
     3,100     (a) Healthsource, Inc.                                                          164,300
                   ---------------------------------------------------------------------
     4,935     (a) Horizon/CMS Healthcare Corp.                                                 99,933
                   ---------------------------------------------------------------------
    12,100     (a) Laboratory Corporation of America Holdings                                  102,850
                   ---------------------------------------------------------------------
     4,300         McKesson Corp.                                                              205,325
                   ---------------------------------------------------------------------
     6,400     (a) NovaCare, Inc.                                                               40,000
                   ---------------------------------------------------------------------
     3,000     (a) PacifiCare Health Systems, Inc., Class B                                    218,250
                   ---------------------------------------------------------------------
     3,800         Surgical Care Affiliates, Inc.                                              112,575
                   ---------------------------------------------------------------------
     5,195     (a) Value Health, Inc.                                                          118,824
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     2,215,431
                   ---------------------------------------------------------------------   -----------
                   HEALTH TECHNOLOGY--3.9%
                   ---------------------------------------------------------------------
     2,800     (a) Acuson Corp.                                                                 32,550
                   ---------------------------------------------------------------------
     1,300     (a) Advanced Technology Labs, Inc.                                               23,400
                   ---------------------------------------------------------------------
     3,300     (a) Biogen, Inc.                                                                202,125
                   ---------------------------------------------------------------------
     4,600         Carter Wallace, Inc.                                                         48,300
                   ---------------------------------------------------------------------
     5,700     (a) Centocor, Inc.                                                               64,125
                   ---------------------------------------------------------------------
     3,956     (a) Chiron Corp.                                                                359,996
                   ---------------------------------------------------------------------
     1,600     (a) Cordis Corp.                                                                176,800
                   ---------------------------------------------------------------------
     1,600     (a) Datascope Corp.                                                              38,000
                   ---------------------------------------------------------------------
     2,600         Dentsply International, Inc.                                                 89,700
                   ---------------------------------------------------------------------
     1,300         Diagnostic Products Corp.                                                    48,100
                   ---------------------------------------------------------------------
     4,500     (a) Forest Labratories, Inc., Class A                                           186,188
                   ---------------------------------------------------------------------
     2,600     (a) Genzyme Corp.                                                               151,450
                   ---------------------------------------------------------------------
    11,300         Ivax Corp.                                                                  257,075
                   ---------------------------------------------------------------------
    11,700         Mylan Laboratories, Inc.                                                    222,300
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   HEALTH TECHNOLOGY--CONTINUED
                   ---------------------------------------------------------------------
     2,700     (a) Nellcor, Inc.                                                           $   155,250
                   ---------------------------------------------------------------------
     7,500     (a) Perrigo Co.                                                                  91,875
                   ---------------------------------------------------------------------
     2,300     (a) Scherer (R.P.) Corp.                                                        102,350
                   ---------------------------------------------------------------------
     4,800     (a) Stryker Corp.                                                               216,600
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     2,466,184
                   ---------------------------------------------------------------------   -----------
                   INDUSTRIAL SERVICES--1.4%
                   ---------------------------------------------------------------------
     7,359     (a) AES Corp.                                                                   145,340
                   ---------------------------------------------------------------------
     3,200     (a) Air and Water Technology Corp., Class A                                      16,000
                   ---------------------------------------------------------------------
     2,800     (a) BJ Services Co.                                                              65,800
                   ---------------------------------------------------------------------
     4,900     (a) California Energy Co., Inc.                                                  88,813
                   ---------------------------------------------------------------------
    16,300     (a) Global Marine, Inc.                                                         105,950
                   ---------------------------------------------------------------------
     1,200         Granite Construction, Inc.                                                   34,050
                   ---------------------------------------------------------------------
     2,500     (a) Jacobs Engineering Group, Inc.                                               54,688
                   ---------------------------------------------------------------------
     8,300     (a) Nabors Industries, Inc.                                                      71,587
                   ---------------------------------------------------------------------
     5,500     (a) Parker Drilling Co.                                                          28,875
                   ---------------------------------------------------------------------
     6,000     (a) Rollins Environmental Services, Inc.                                         20,250
                   ---------------------------------------------------------------------
     3,900     (a) Smith International, Inc.                                                    62,400
                   ---------------------------------------------------------------------
     3,000     (a) Varco International, Inc.                                                    27,375
                   ---------------------------------------------------------------------
     2,282     (a) Weatherford Enterra, Inc.                                                    55,041
                   ---------------------------------------------------------------------
     5,400     (a) Weatherford International, Inc.                                             130,275
                   ---------------------------------------------------------------------   -----------
                   Total                                                                       906,444
                   ---------------------------------------------------------------------   -----------
                   NON-ENERGY MINERALS--1.5%
                   ---------------------------------------------------------------------
     6,900         Allegheny Ludlum Corp.                                                      116,438
                   ---------------------------------------------------------------------
     4,400     (a) Alumax, Inc.                                                                129,800
                   ---------------------------------------------------------------------
     8,000         Battle Mountain Gold Co.                                                     61,000
                   ---------------------------------------------------------------------
     1,600         Brush Wellman, Inc.                                                          26,800
                   ---------------------------------------------------------------------
     2,300         CalMat Co.                                                                   38,813
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   NON-ENERGY MINERALS--CONTINUED
                   ---------------------------------------------------------------------
     1,600         Carpenter Technology Corp.                                              $    60,600
                   ---------------------------------------------------------------------
     1,200         Cleveland Cliffs, Inc.                                                       44,850
                   ---------------------------------------------------------------------
     1,400         Lukens, Inc.                                                                 43,050
                   ---------------------------------------------------------------------
       900     (a) Maxxam, Inc.                                                                 33,300
                   ---------------------------------------------------------------------
     1,900         Oregon Steel Mills                                                           27,075
                   ---------------------------------------------------------------------
     2,900         Rayonier, Inc.                                                              108,750
                   ---------------------------------------------------------------------
     1,700     (a) Southdown, Inc.                                                              27,625
                   ---------------------------------------------------------------------
     3,500         Vulcan Materials Co.                                                        194,687
                   ---------------------------------------------------------------------   -----------
                   Total                                                                       912,788
                   ---------------------------------------------------------------------   -----------
                   PROCESS INDUSTRIES--6.3%
                   ---------------------------------------------------------------------
     3,000         Albany International Corp., Class A                                          62,250
                   ---------------------------------------------------------------------
     6,500         Albemarle Corp.                                                             121,063
                   ---------------------------------------------------------------------
     2,700         Betz Laboratories, Inc.                                                     108,675
                   ---------------------------------------------------------------------
     3,800         Bowater, Inc.                                                               168,150
                   ---------------------------------------------------------------------
     6,400     (a) Burlington Industries, Inc.                                                  71,200
                   ---------------------------------------------------------------------
     3,800         CBI Industries, Inc.                                                        118,275
                   ---------------------------------------------------------------------
     3,800         Cabot Corp.                                                                 180,500
                   ---------------------------------------------------------------------
     4,000         Calgon Carbon Corp.                                                          45,500
                   ---------------------------------------------------------------------
     2,300         Chesapeake Corp.                                                             70,438
                   ---------------------------------------------------------------------
     4,400         Consolidated Papers, Inc.                                                   251,900
                   ---------------------------------------------------------------------
     4,800         Crompton and Knowles Corp.                                                   60,600
                   ---------------------------------------------------------------------
     2,400         Dexter Corp.                                                                 57,300
                   ---------------------------------------------------------------------
     5,900         Dole Food, Inc.                                                             221,988
                   ---------------------------------------------------------------------
     2,600         Donaldson Company, Inc.                                                      63,375
                   ---------------------------------------------------------------------
    11,700         Ethyl Corp.                                                                 130,163
                   ---------------------------------------------------------------------
     2,700         Ferro Corp.                                                                  62,438
                   ---------------------------------------------------------------------
         1     (a) Freeport-McMoRan Copper & Gold, Inc., Class B                                    12
                   ---------------------------------------------------------------------




FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   PROCESS INDUSTRIES--CONTINUED
                   ---------------------------------------------------------------------
     1,400         Fuller (H.B.) Co.                                                       $    44,100
                   ---------------------------------------------------------------------
     3,800         Georgia Gulf Corp.                                                          125,875
                   ---------------------------------------------------------------------
     4,400         Glatfelter (P.H.) Co.                                                        81,400
                   ---------------------------------------------------------------------
     3,500         Hanna (M.A.) Co.                                                             89,688
                   ---------------------------------------------------------------------
     2,900         IMC Global, Inc.                                                            203,000
                   ---------------------------------------------------------------------
     4,400         Lawter International, Inc.                                                   46,750
                   ---------------------------------------------------------------------
     3,500         Loctite Corp.                                                               165,375
                   ---------------------------------------------------------------------
     5,100         Longview Fibre Co.                                                           73,950
                   ---------------------------------------------------------------------
     6,400         Lubrizol Corp.                                                              184,000
                   ---------------------------------------------------------------------
       800         NCH, Corp.                                                                   43,500
                   ---------------------------------------------------------------------
     5,600         RPM, Inc.                                                                   108,500
                   ---------------------------------------------------------------------
     3,725         Schulman (A.), Inc.                                                          69,844
                   ---------------------------------------------------------------------
     6,300     (a) Sealed Air Corp.                                                            166,162
                   ---------------------------------------------------------------------
     9,085         Sonoco Products Co.                                                         224,854
                   ---------------------------------------------------------------------
     5,500     (a) Sterling Chemicals, Inc.                                                     44,000
                   ---------------------------------------------------------------------
     6,700         Unifi, Inc.                                                                 150,750
                   ---------------------------------------------------------------------
     2,914         Wausau Paper Mills Co.                                                       71,393
                   ---------------------------------------------------------------------
     3,300         Wellman, Inc.                                                                77,550
                   ---------------------------------------------------------------------
     5,500         Witco Corp.                                                                 155,375
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     3,919,893
                   ---------------------------------------------------------------------   -----------
                   PRODUCER MANUFACTURING--5.5%
                   ---------------------------------------------------------------------
     5,200         American Financial Group, Inc.                                              145,600
                   ---------------------------------------------------------------------
     9,100     (a) American Power Conversion Corp.                                              93,275
                   ---------------------------------------------------------------------
     3,300         Ametek, Inc.                                                                 58,163
                   ---------------------------------------------------------------------
     2,200         Arvin Industries, Inc.                                                       39,050
                   ---------------------------------------------------------------------
     5,800         Danaher Corp.                                                               179,800
                   ---------------------------------------------------------------------
     2,975         Diebold, Inc.                                                               157,675
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ---------------------------------------------------------------------
     1,900         Duriron, Inc.                                                           $    50,825
                   ---------------------------------------------------------------------
     4,500         Federal Signal Corp.                                                        100,688
                   ---------------------------------------------------------------------
     3,400         Federal-Mogul Corp.                                                          60,775
                   ---------------------------------------------------------------------
     2,100         Goulds Pumps, Inc.                                                           49,875
                   ---------------------------------------------------------------------
     3,000         HON Industries, Inc.                                                         83,250
                   ---------------------------------------------------------------------
     2,500         Harsco Corp.                                                                131,875
                   ---------------------------------------------------------------------
     3,240         Hubbell, Inc., Class B                                                      195,210
                   ---------------------------------------------------------------------
     1,600         Kaydon Corp.                                                                 46,200
                   ---------------------------------------------------------------------
     2,600         Kennametal, Inc.                                                             80,925
                   ---------------------------------------------------------------------
     3,500         Keystone International, Inc.                                                 77,875
                   ---------------------------------------------------------------------
     2,933         Lancaster Colony Corp.                                                       97,522
                   ---------------------------------------------------------------------
     2,400         Magnetek, Inc.                                                               23,700
                   ---------------------------------------------------------------------
     5,962         Mark IV Industries, Inc.                                                    116,259
                   ---------------------------------------------------------------------
     2,400         Miller Herman, Inc.                                                          71,100
                   ---------------------------------------------------------------------
     2,900         Modine Manufacturing Co.                                                     79,750
                   ---------------------------------------------------------------------
     1,800         Nordson Corp.                                                               103,950
                   ---------------------------------------------------------------------
     2,400         Olin Corp.                                                                  153,600
                   ---------------------------------------------------------------------
     1,800         Pentair, Inc.                                                                90,900
                   ---------------------------------------------------------------------
     1,950         Precision Castparts Corp.                                                    69,712
                   ---------------------------------------------------------------------
     3,300         Stewart & Stevenson Services                                                 75,075
                   ---------------------------------------------------------------------
     2,900         Superior Industries International, Inc.                                      81,562
                   ---------------------------------------------------------------------
     2,200         Tecumseh Products Co., Class A                                              103,400
                   ---------------------------------------------------------------------
     1,700         Teleflex, Inc.                                                               72,037
                   ---------------------------------------------------------------------
     8,200     (a) Thermo Electron Corp.                                                       377,200
                   ---------------------------------------------------------------------
     3,950         Trinity Industries, Inc.                                                    117,019
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ---------------------------------------------------------------------
     2,900         Watts Industries, Inc., Class A                                         $    59,812
                   ---------------------------------------------------------------------
     4,100         York International Corp.                                                    179,375
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     3,423,034
                   ---------------------------------------------------------------------   -----------
                   RETAIL TRADE--4.3%
                   ---------------------------------------------------------------------
     2,300     (a) Ann Taylor Stores Corp.                                                      25,300
                   ---------------------------------------------------------------------
     4,200     (a) Best Buy Co., Inc.                                                           87,150
                   ---------------------------------------------------------------------
     4,950         CML Group, Inc.                                                              28,463
                   ---------------------------------------------------------------------
     1,400         CPI Corp.                                                                    25,550
                   ---------------------------------------------------------------------
     2,100         Claire's Stores, Inc.                                                        41,213
                   ---------------------------------------------------------------------
     6,578         Dollar General Corp.                                                        161,161
                   ---------------------------------------------------------------------
     2,700         Duty Free International, Inc.                                                38,475
                   ---------------------------------------------------------------------
     2,200         Edison Brothers Stores, Inc.                                                  7,975
                   ---------------------------------------------------------------------
     5,600         Family Dollar Stores, Inc.                                                   85,400
                   ---------------------------------------------------------------------
     4,500         Fingerhut Companies, Inc.                                                    61,313
                   ---------------------------------------------------------------------
     2,100         Hancock Fabrics, Inc.                                                        18,375
                   ---------------------------------------------------------------------
     4,200         Hannaford Brothers Co.                                                      109,725
                   ---------------------------------------------------------------------
     4,750         Heilig-Meyers Co.                                                            87,281
                   ---------------------------------------------------------------------
     8,979     (a) Home Shopping Network, Inc.                                                  72,954
                   ---------------------------------------------------------------------
     3,400         Intelligent Electronics, Inc.                                                25,925
                   ---------------------------------------------------------------------
     3,600     (a) Kohl's Corp.                                                                163,350
                   ---------------------------------------------------------------------
     3,400         Lands' End, Inc.                                                             51,000
                   ---------------------------------------------------------------------
     2,500     (a) MacFrugal's Bargains CloseOuts, Inc.                                         29,687
                   ---------------------------------------------------------------------
     2,600     (a) Meyer (Fred), Inc.                                                           48,425
                   ---------------------------------------------------------------------
     2,900     (a) Micro Warehouse, Inc.                                                       129,050
                   ---------------------------------------------------------------------
     3,400     (a) Nine West Group, Inc.                                                       151,300
                   ---------------------------------------------------------------------
    14,725     (a) Office Depot, Inc.                                                          421,503
                   ---------------------------------------------------------------------
     6,600     (a) Revco D. S., Inc.                                                           156,750
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   ---------------------------------------------------------------------
     6,900         Ruddick Corp.                                                           $    87,975
                   ---------------------------------------------------------------------
     9,800     (a) Service Merchandise, Inc.                                                    52,675
                   ---------------------------------------------------------------------
    10,350     (a) Staples, Inc.                                                               275,569
                   ---------------------------------------------------------------------
     1,600         Tiffany & Co.                                                                69,800
                   ---------------------------------------------------------------------
     4,300     (a) Vons Companies, Inc.                                                        109,112
                   ---------------------------------------------------------------------
     3,300     (a) Waban, Inc.                                                                  51,562
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     2,674,018
                   ---------------------------------------------------------------------   -----------
                   TECHNOLOGY SERVICES--4.8%
                   ---------------------------------------------------------------------
     6,200         Adobe System, Inc.                                                          353,400
                   ---------------------------------------------------------------------
     4,575     (a) Arrow Electronics, Inc.                                                     232,181
                   ---------------------------------------------------------------------
     4,000         Avnet, Inc.                                                                 201,500
                   ---------------------------------------------------------------------
     5,000     (a) BMC Software, Inc.                                                          178,125
                   ---------------------------------------------------------------------
     2,700     (a) Borland International, Inc.                                                  36,788
                   ---------------------------------------------------------------------
     5,400     (a) Cadence Design Systems, Inc.                                                174,150
                   ---------------------------------------------------------------------
     4,500     (a) Compuware Corp.                                                             102,375
                   ---------------------------------------------------------------------
     4,400     (a) FIserv, Inc.                                                                113,300
                   ---------------------------------------------------------------------
     9,991         First Data Corp., Class                                                     660,666
                   ---------------------------------------------------------------------
     2,600     (a) Information Resources, Inc.                                                  28,275
                   ---------------------------------------------------------------------
    13,200     (a) Informix Corp.                                                              384,450
                   ---------------------------------------------------------------------
     6,100     (a) Parametric Technology Corp.                                                 408,700
                   ---------------------------------------------------------------------
     2,900     (a) Structural Dynamics Research Corp.                                           52,925
                   ---------------------------------------------------------------------
     3,800     (a) Symantec Corp.                                                               92,387
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     3,019,222
                   ---------------------------------------------------------------------   -----------
                   TRANSPORTATION--1.6%
                   ---------------------------------------------------------------------
     2,100         Airborne Freight Corp.                                                       55,125
                   ---------------------------------------------------------------------
     1,300     (a) Alaska Air Group, Inc.                                                       19,338
                   ---------------------------------------------------------------------
     4,500         Alexander and Baldwin, Inc.                                                 103,500
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   TRANSPORTATION--CONTINUED
                   ---------------------------------------------------------------------
     2,300         American President Cos., Ltd.                                           $    55,775
                   ---------------------------------------------------------------------
     2,600         Arnold Industries, Inc.                                                      42,250
                   ---------------------------------------------------------------------
     3,300         Atlantic Southeast Airlines, Inc.                                            81,675
                   ---------------------------------------------------------------------
     3,800         Hunt (J.B.) Transportation Services, Inc.                                    58,900
                   ---------------------------------------------------------------------
     4,200         Illinois Central Corp.                                                      160,650
                   ---------------------------------------------------------------------
     4,300         Kansas City Southern Industries, Inc.                                       200,487
                   ---------------------------------------------------------------------
     3,600         Overseas Shipholding Group, Inc.                                             61,200
                   ---------------------------------------------------------------------
     5,300         Tidewater, Inc.                                                             139,787
                   ---------------------------------------------------------------------   -----------
                   Total                                                                       978,687
                   ---------------------------------------------------------------------   -----------
                   UTILITIES--14.4%
                   ---------------------------------------------------------------------
    11,800         Allegheny Power Systems, Inc.                                               311,225
                   ---------------------------------------------------------------------
     2,700         Atlanta Gas Light Co.                                                       104,288
                   ---------------------------------------------------------------------
     5,300         Atlantic Energy, Inc. NJ                                                    102,688
                   ---------------------------------------------------------------------
     1,400         Black Hills Corp.                                                            35,175
                   ---------------------------------------------------------------------
     4,700         Brooklyn Union Gas Co.                                                      118,088
                   ---------------------------------------------------------------------
     8,700         CMS Energy Corp.                                                            240,338
                   ---------------------------------------------------------------------
     2,200         Central LA Electric Co.                                                      59,125
                   ---------------------------------------------------------------------
     3,200         Central Maine Power Co.                                                      44,400
                   ---------------------------------------------------------------------
     5,800         Century Telephone Enterprises, Inc.                                         168,200
                   ---------------------------------------------------------------------
     4,700         Comsat Corp.                                                                 93,413
                   ---------------------------------------------------------------------
     5,900         Delmarva Power and Light Co.                                                129,800
                   ---------------------------------------------------------------------
     3,500         El Paso Natural Gas                                                          94,500
                   ---------------------------------------------------------------------
     9,400         Florida Progress Corp.                                                      311,375
                   ---------------------------------------------------------------------
    15,900         Frontier Corp.                                                              429,300
                   ---------------------------------------------------------------------
     2,900         Hawaiian Electric Industries, Inc.                                          113,100
                   ---------------------------------------------------------------------
     3,700         Idaho Power Co.                                                             102,675
                   ---------------------------------------------------------------------
     7,500         Illinova Corp.                                                              212,813
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------

  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ---------------------------------------------------------------------
     2,250         Indiana Energy, Inc.                                                    $    47,531
                   ---------------------------------------------------------------------
     3,700         Ipalco Enterprises, Inc.                                                    136,438
                   ---------------------------------------------------------------------
     6,100         Kansas City Power And Light Co.                                             151,738
                   ---------------------------------------------------------------------
     3,300         LG&E Energy Corp.                                                           136,950
                   ---------------------------------------------------------------------
     3,600         Lincoln Telecommunications Co.                                               62,100
                   ---------------------------------------------------------------------
     6,500         MCN Corp.                                                                   141,375
                   ---------------------------------------------------------------------
     9,922         MidAmerican Energy Co.                                                      158,752
                   ---------------------------------------------------------------------
     3,100         Minnesota Power And Light Co.                                                88,737
                   ---------------------------------------------------------------------
     5,300         Montana Power Co.                                                           120,575
                   ---------------------------------------------------------------------
    19,100     (a) NEXTEL Communications, Inc.                                                 265,012
                   ---------------------------------------------------------------------
     6,300         NIPSCO Industries, Inc.                                                     229,950
                   ---------------------------------------------------------------------
     3,700         National Fuel Gas Co.                                                       110,075
                   ---------------------------------------------------------------------
     4,500         Nevada Power Co.                                                             98,437
                   ---------------------------------------------------------------------
     6,400         New England Electric System                                                 249,600
                   ---------------------------------------------------------------------
     7,100         New York State Electric and Gas Corp.                                       179,275
                   ---------------------------------------------------------------------
    12,400         Northeast Utilities Co.                                                     306,900
                   ---------------------------------------------------------------------
     4,000         Oklahoma Gas and Electric Co.                                               160,000
                   ---------------------------------------------------------------------
     8,600         Pinnacle West Capital Corp.                                                 236,500
                   ---------------------------------------------------------------------
     5,000         Portland General Corp.                                                      135,625
                   ---------------------------------------------------------------------
    11,700         Potomac Electric Power Co.                                                  292,500
                   ---------------------------------------------------------------------
     6,200         Public Service Co. Colo                                                     211,575
                   ---------------------------------------------------------------------
     4,100     (a) Public Service Co. New Mexico                                                68,675
                   ---------------------------------------------------------------------
     6,300         Puget Sound Power & Light Co.                                               143,325
                   ---------------------------------------------------------------------
     4,000         Questar Corp.                                                               120,500
                   ---------------------------------------------------------------------
    10,200         SCANA Corp.                                                                 258,825
                   ---------------------------------------------------------------------
     3,600     (a) Seagull Energy Corp.                                                         61,650
                   ---------------------------------------------------------------------
     6,400         Southern New England Telecommunications                                     231,200
                   ---------------------------------------------------------------------



FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------


  SHARES                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ---------------------------------------------------------------------
     4,000         Southwestern Public Service Co.                                         $   131,500
                   ---------------------------------------------------------------------
    11,500         TECO Energy, Inc.                                                           271,687
                   ---------------------------------------------------------------------
     5,600         Telephone and Data System, Inc.                                             224,000
                   ---------------------------------------------------------------------
     4,400         Utilicorp United, Inc.                                                      127,050
                   ---------------------------------------------------------------------
     4,100     (a) Vanguard Cellular System, Inc., Class A                                      91,737
                   ---------------------------------------------------------------------
     3,000         WPL Holdings, Inc.                                                           91,500
                   ---------------------------------------------------------------------
     4,200         Washington Gas Light Co.                                                     80,325
                   ---------------------------------------------------------------------
    10,800         Wisconsin Energy Corp.                                                      318,600
                   ---------------------------------------------------------------------
    18,818     (a) WorldCom, Inc.                                                              613,937
                   ---------------------------------------------------------------------   -----------
                   Total                                                                     9,024,659
                   ---------------------------------------------------------------------   -----------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $50,087,295)                        55,462,982
                   ---------------------------------------------------------------------   -----------




FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                      VALUE
-----------        ---------------------------------------------------------------------   -----------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.3%
----------------------------------------------------------------------------------------
   $200,000        United States Treasury Bills, 12/14/1995 (at amortized cost)            $   198,804
                   ---------------------------------------------------------------------   -----------
(B) REPURCHASE AGREEMENT--7.2%
----------------------------------------------------------------------------------------
  4,480,000        J.P. Morgan Securities, Inc., 5.90%, dated 10/31/1995, due 11/1/1995
                   (at amortized cost)                                                       4,480,000
                   ---------------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST $54,766,099)(C)                      $60,141,786
                   ---------------------------------------------------------------------   -----------




  * The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $4,525,750 at October 31, 1995, which represents 7.2% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective, total exposure to the Index is 95.9%.


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements is through participation in joint accounts with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $54,769,482. The unrealized appreciation of investments on a federal tax basis amounts to $5,372,304 which is comprised of $8,785,117 appreciation and $3,412,813 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($62,579,603) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------------------------------------------------
Total investments in securities, at value
(identified cost $54,766,099, and tax cost $54,769,482)                                $60,141,786
----------------------------------------------------------------------------------
Income receivable                                                                           61,040
----------------------------------------------------------------------------------
Receivable for shares sold                                                               2,596,634
----------------------------------------------------------------------------------
Receivable for daily variation margin                                                      244,575
----------------------------------------------------------------------------------
Deferred expenses                                                                           11,117
----------------------------------------------------------------------------------     -----------
     Total assets                                                                       63,055,152
----------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------
Payable for investments purchased                                         $221,962
-----------------------------------------------------------------------
Payable for shares redeemed                                                    447
-----------------------------------------------------------------------
Payable to bank                                                            220,316
-----------------------------------------------------------------------
Accrued expenses                                                            32,824
-----------------------------------------------------------------------   --------
     Total liabilities                                                                     475,549
----------------------------------------------------------------------------------     -----------
NET ASSETS for 4,895,491 shares outstanding                                            $62,579,603
----------------------------------------------------------------------------------     -----------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid in capital                                                                        $53,646,360
----------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                         5,167,683
----------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                       3,618,287
----------------------------------------------------------------------------------
Undistributed net investment income                                                        147,273
----------------------------------------------------------------------------------     -----------
     Total Net Assets                                                                  $62,579,603
----------------------------------------------------------------------------------     -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$62,579,603 / 4,895,491 shares outstanding                                                  $12.78
----------------------------------------------------------------------------------     -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------
Dividends                                                                                       $  921,677
--------------------------------------------------------------------------------------------
Interest                                                                                           380,122
--------------------------------------------------------------------------------------------    ----------
    Total income                                                                                 1,301,799
--------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------
Management fee                                                                     $ 208,809
-------------------------------------------------------------------------------
Custodian fees                                                                        40,008
-------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                              43,914
-------------------------------------------------------------------------------
Directors'/Trustees' fees                                                              2,863
-------------------------------------------------------------------------------
Auditing fees                                                                         14,020
-------------------------------------------------------------------------------
Legal fees                                                                             5,198
-------------------------------------------------------------------------------
Portfolio accounting fees                                                             22,658
-------------------------------------------------------------------------------
Shareholder services fee                                                             130,516
-------------------------------------------------------------------------------
Share registration costs                                                              29,598
-------------------------------------------------------------------------------
Printing and postage                                                                  14,419
-------------------------------------------------------------------------------
Insurance premiums                                                                     3,350
-------------------------------------------------------------------------------
Taxes                                                                                  1,023
-------------------------------------------------------------------------------
Miscellaneous                                                                         12,525
-------------------------------------------------------------------------------    ---------
    Total expenses                                                                   528,901
-------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------
  Waiver of management fee                                            $(106,606)
-------------------------------------------------------------------
  Waiver of shareholder services fee                                   (107,993)
-------------------------------------------------------------------   ---------
    Total waivers                                                                   (214,599)
-------------------------------------------------------------------------------    ---------
         Net expenses                                                                              314,302
--------------------------------------------------------------------------------------------    ----------
              Net investment income                                                                987,497
--------------------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
--------------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                           3,630,556
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments and futures contracts                       5,366,839
--------------------------------------------------------------------------------------------    ----------
    Net realized and unrealized gain on investments and futures contracts                        8,997,395
--------------------------------------------------------------------------------------------    ----------
         Change in net assets resulting from operations                                         $9,984,892
--------------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                          YEAR ENDED OCTOBER 31,
                                                                       ----------------------------
                                                                           1995            1994
                                                                       ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------
Net investment income                                                  $    987,497     $   529,031
--------------------------------------------------------------------
Net realized gain (loss) on investment transactions and futures contracts ($3,414,170 net gain and $778,310 net gain,
respectively, as computed for federal tax purposes)                       3,630,556         804,342
--------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments
and futures contracts                                                     5,366,839        (248,356)
--------------------------------------------------------------------   ------------     -----------
     Change in net assets resulting from operations                       9,984,892       1,085,017
--------------------------------------------------------------------   ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------
Distributions from net investment income                                   (893,649)       (488,588)
--------------------------------------------------------------------
Distributions from net realized gain on investment transactions and
futures contracts                                                          (778,952)       (890,225)
--------------------------------------------------------------------   ------------     -----------
     Change in net assets from distributions to shareholders             (1,672,601)     (1,378,813)
--------------------------------------------------------------------   ------------     -----------
SHARE TRANSACTIONS--
--------------------------------------------------------------------
Proceeds from sale of shares                                             48,339,864      36,764,807
--------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                      858,211         531,029
--------------------------------------------------------------------
Cost of shares redeemed                                                 (38,942,349)     (9,181,997)
--------------------------------------------------------------------   ------------     -----------
     Change in net assets resulting from share transactions              10,255,726      28,113,839
--------------------------------------------------------------------   ------------     -----------
          Change in net assets                                           18,568,017      27,820,043
--------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------
Beginning of period                                                      44,011,586      16,191,543
--------------------------------------------------------------------   ------------     -----------
End of period (including undistributed net investment income of
$147,273 and $53,425, respectively)                                    $ 62,579,603     $44,011,586
--------------------------------------------------------------------   ------------     -----------



(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND
(FORMERLY, MID-CAP FUND)

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Mid-Cap Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective December 5, 1994, the Board of Trustees ("Trustees") changed the name of the Fund from Mid-Cap Fund to Federated Mid-Cap Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------
     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.


     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account an amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.


     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended October 31, 1995, the Fund had realized gains of $1,046,222 on future contracts.

     At October 31, 1995, the Fund had outstanding futures contracts as set forth below:


                                                                          UNREALIZED
                                                                         APPRECIATION
     EXPIRATION DATE      CONTRACTS TO DELIVER/RECEIVE     POSITION     (DEPRECIATION)
    -----------------    ------------------------------    --------     --------------
    December 1995        43 S&P 400 Index Futures             Long        ($ 208,004)



     OTHER--Investment transactions are accounted for on the trade date.


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


                                                                           YEAR ENDED OCTOBER 31,
                                                                         --------------------------
                                                                            1995            1994
                                                                         ----------       ---------
----------------------------------------------------------------------
Shares sold                                                               4,033,312       3,384,065
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared           78,357          48,638
----------------------------------------------------------------------
Shares redeemed                                                          (3,208,182)       (839,960)
----------------------------------------------------------------------   ----------       ---------
  Net change resulting from share transactions                              903,487       2,592,743
----------------------------------------------------------------------   ----------       ---------



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Federated Management, the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to .40 of 1% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and the Trust Division of ANB Investment Management and Trust Company (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to .035 of 1% of the Fund's average daily net assets. In addition, the Sub-Manager may voluntarily choose to reduce its compensation. The Manager may voluntarily choose to waive a portion of its fees. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.
ORGANIZATIONAL EXPENSES--Organizational expenses of $23,784 were borne initially by the Manager. The Fund has agreed to reimburse the Manager for the organizational expenses at an annual rate of .005 of 1% of average daily net assets until expenses initially borne are fully reimbursed or the expiration of five years after effective date--whichever occurs earlier. For the period ended October 31, 1995, the Fund paid $5,285 pursuant to this agreement.


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended October 31, 1995, were as follows:

-----------------------------------------------------------------------------------
Purchases                                                                             $21,360,166
-----------------------------------------------------------------------------------   -----------
Sales                                                                                 $12,098,430
-----------------------------------------------------------------------------------   -----------


                                       38

REPORT OF ERNST & YOUNG LLP,

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

FEDERATED INDEX TRUST:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mid-Cap Fund (a portfolio of Federated Index Trust) as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see page 2 of this prospectus) for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Fund of Federated Index Trust at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

December 8, 1995



ADDRESSES
--------------------------------------------------------------------------------


                                                       Federated Investors Tower
Federated Mid-Cap Fund                                 Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.             Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Manager
                Federated Management                   Federated Investors Tower
                                                       Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------
Sub-Manager
                ANB Investment Management              One North LaSalle Street
                and Trust Co.                          Chicago, Illinois 60690
------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                  P.O. Box 8600
                Trust Company                          Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company             P.O. Box 8600
                                                       Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                      One Oxford Centre
                                                       Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                      FEDERATED MID-CAP FUND
                                      (A PORTFOLIO OF FEDERATED INDEX TRUST)

                                      PROSPECTUS

                                      An Open-End, Diversified
                                      Management Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779


      CUSIP 31420E205

      2062304A (12/95)



FEDERATED MINI-CAP FUND
(A PORTFOLIO OF FEDERATED INDEX TRUST)

PROSPECTUS

Federated Index Trust (the "Trust") is an open-end, management investment company (a mutual fund). Federated Mini-Cap Fund (the "Fund"), a portfolio of the Trust, seeks to provide investment results corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the small-stock capitalization sector of the United States equity market.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information, dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1995


                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................2

General Information............................................................3

Investment Information.........................................................3
  Investment Objective.........................................................3
  Investment Policies..........................................................3
  Investment Risks.............................................................6
  Investment Limitations.......................................................6

Federated Index Trust Information..............................................7
  Management of the Trust......................................................7
  Distribution of Fund Shares..................................................9

  Fund Administration..........................................................9


Net Asset Value...............................................................10

Investing in the Fund.........................................................10
  Share Purchases.............................................................10
  Minimum Investment Required.................................................10
  What Shares Cost............................................................11
  Exchanging Securities for Fund Shares.......................................11
  Sub-Accounting Services.....................................................11
  Certificates and Confirmations..............................................11
  Dividends...................................................................11
  Capital Gains...............................................................11

Redeeming Shares..............................................................12
  Telephone Redemption........................................................12
  Written Requests............................................................12
  Accounts with Low Balances..................................................13

Shareholder Information.......................................................13
  Voting Rights...............................................................13

Tax Information...............................................................13
  Federal Income Tax..........................................................13

Performance Information.......................................................14

Financial Statements..........................................................15

Report of Ernst & Young LLP
  Independent Auditors........................................................97

Addresses.....................................................................98

                            SUMMARY OF FUND EXPENSES

                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)............................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)...................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................................       None
Exchange Fee.....................................................................................................       None

                                               ANNUAL FUND OPERATING EXPENSES
                                          (As a percentage of average net assets)
Management Fee (after waiver) (1)................................................................................       0.45%
12b-1 Fee........................................................................................................       None
Total Other Expenses.............................................................................................       0.30%
    Shareholder Services Fee (after waiver) (2).......................................................       0.04%
         Total Operating Expenses (3)............................................................................       0.75%



(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.


(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.75% for the fiscal year ended October 31, 1995 and would have been 0.80% absent the voluntary waiver of a portion of the management fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Federated Index Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time
period.......................................................................     $8         $24        $42        $93


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS
                            FEDERATED MINI-CAP FUND
                           (FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors' report on page 97.

                                                                                             YEAR ENDED OCTOBER 31,
                                                                                    1995       1994       1993       1992(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   11.65  $   12.66  $   10.39   $    10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                0.15       0.11       0.17         0.02
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and futures contracts         1.74      (0.23)      2.27         0.38
--------------------------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total from investment operations                                                     1.89      (0.12)      2.44         0.40
--------------------------------------------------------------------------------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.14)     (0.11)     (0.17)       (0.01)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions and futures
  contracts                                                                           (0.07)     (0.78)      --          --
--------------------------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total distributions                                                                 (0.21)     (0.89)     (0.17)       (0.01)
--------------------------------------------------------------------------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $   13.33  $   11.65  $   12.66   $    10.39
--------------------------------------------------------------------------------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                      16.44%     (0.91%)    23.73%        4.00%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             0.75%      0.73%      0.37%        0.00%*
--------------------------------------------------------------------------------
  Net investment income                                                                1.23%      0.98%      1.48%        2.04%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.05%      0.11%      0.86%        0.87%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                          $132,399    $98,441    $76,139       $7,751
--------------------------------------------------------------------------------
  Portfolio turnover                                                                     42%        32%        48%           1%
--------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from August 10, 1992 (commencement of operations) to October 31, 1992.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended October 31, 1995, which can be obtained free of charge.


(See Notes which are an integral part of the Financial Statements)

                              GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Fund. The Fund is designed primarily for institutions investing on behalf of their customers. A minimum initial investment of $25,000 over a 90-day period is required.


Fund shares are currently sold and redeemed at net asset value without a sales charge or redemption fee being imposed by the Fund. The Fund's net asset value per share fluctuates.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. The investment objective of the Fund cannot be changed without the approval of shareholders. These stocks comprise the Russell 2000T Index (the "Index"), an index of small capitalization stocks. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000T Index is a trademark/ service mark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

INVESTMENT POLICIES
The investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

The Fund pursues its investment objective by investing primarily in a pool of securities that will duplicate the investment characteristics of the Index. Under normal market circumstances, the Fund will invest at least 80% of its assets in the common stock included in the Index.

In pursuit of its investment objective, the Fund uses a "passive" versus an "active" investment approach. In the case of a fund using an active investment approach, the fund would be managed by buying and selling securities based upon economic, financial and market analysis as well as active investment judgment. In contrast, the Fund uses a passive approach that attempts to approximate the investment performance of the Index. Stocks are selected for inclusion in the Fund's portfolio in the order of their contribution to the Fund's market capitalization, industry and fundamental characteristics. Thus, small stocks with the highest market capitalizations will comprise the highest percentage of the Fund's investment portfolio, and those with the lowest market capitalizations will comprise the lowest percentage of the Fund's investment portfolio.


The Fund will not attempt to duplicate or approximate the composition of the Index, although at least 80% of the assets comprising the Fund's portfolio will be invested in stocks included in the Index. It is expected that by investing in a pool of the issues that comprise the Index, the Fund's portfolio will closely resemble the characteristics of the small stock capitalization sector of the United States equity market. It is also anticipated that the Fund's performance will achieve at least a 95% correlation to the performance of the Index, even though the Fund will not, and does not seek to, duplicate the Index's performance precisely.


The Index is updated monthly, which results in a significant annual turnover rate. The Fund would incur high transaction costs if it rebalanced its portfolio each time the Index was updated. Consequently, adjustments will be made to the Fund's portfolio less frequently. As a result, portfolio turnover is expected to be well below that encountered in actively managed investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes are expected to be relatively low. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, and changes in the securities markets as well as in the composition of the Index will determine how frequently the Fund's portfolio will be rebalanced to resemble the characteristics of the Index.

In order to accommodate cash flows into and out of the Fund's portfolio, the Fund may enter into stock index futures contracts, options and options on futures contracts. This will allow the Fund to simultaneously maximize the level of the Fund assets used to track the performance of the small stock capitalization sector of the United States equity market. The Fund can sell futures contracts and options in order to close out a previously established position. The Fund will not enter into stock index futures contracts, options and options on futures contracts for speculative purposes.

                             ACCEPTABLE INVESTMENTS

Under normal market circumstances, the Fund will invest 80% of its assets in stocks that comprise the Index. In addition, the Fund may hold cash reserves which may, for other than defensive purposes, be invested in, but are not limited to, the following:

                           U.S. GOVERNMENT SECURITIES

The Fund is permitted to invest in U.S. government securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:

 . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


 . notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit System including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, and the Student Loan Marketing Association.


                             REPURCHASE AGREEMENTS

The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements pursuant to which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                            MONEY MARKET INSTRUMENTS

The Fund may also invest in:

 . commercial paper; and


 . instruments of domestic banks and savings associations (such as certificates of deposit and bankers' acceptances).


                        STOCK INDEX FUTURES AND OPTIONS

The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.
In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

                        LENDING OF PORTFOLIO SECURITIES


The Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS

The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the managers deem it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT RISKS

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

INVESTMENT LIMITATIONS

The Fund will not:

 . borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Fund will not:

 . invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or . invest more than 15% of its net assets in securities that are illiquid.

                             FEDERATED INDEX TRUST
                                  INFORMATION

MANAGEMENT OF THE TRUST


                                    TRUSTEES

The Trust is managed by the Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Trustees.


                                 FUND'S MANAGER

Federated Management serves as the Fund's manager (the "Manager"). The Trust has entered into a management contract (the "Management Contract") with the Manager, which, in turn, has entered into a sub-management contract (the "Sub-Management Contract") with ANB Investment Management and Trust Company ("ANB" or the "Sub-Manager") (ANB and the Manager are collectively referred to herein as "Managers"). It is the Manager's responsibility to select the Sub-Manager, subject to the review and approval of the Trustees, and to review and evaluate the Sub-Manager's continued performance. The Manager is also responsible for providing administrative services to the Fund.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-
Manager; defining with the Sub-Manager the universe of stocks that comprise the small capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the
Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. As described below, the Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.


Both the Trust and the Manager have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


                                MANAGEMENT FEES

The Fund's Manager receives an annual management fee equal to 0.50 of 1% of the Fund's average daily net assets. Under the Management Contract, which provides for the voluntary waiver of the management fee by the Manager, the Manager will voluntarily waive some or all of the management fee. The Manager can terminate this voluntary waiver of some or all of its management fee at any time in its sole discretion. The Manager has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

                              MANAGER'S BACKGROUND


Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


                                  SUB-MANAGER

Under the terms of the Sub-Management Contract between the Manager and ANB, ANB serves as the Fund's Sub-Manager. The Sub-
Manager will develop, maintain and run the computer program designed to determine which securities will be purchased and sold so as to replicate the composition of the Index to the extent feasible, and, subject to the Manager's oversight has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies.

                              SUB-MANAGEMENT FEES

For its services under the Sub-Management Contract, ANB receives an annual fee from the Manager of .065 of 1% of the Fund's average daily net assets. This fee is paid by the Manager out of its resources and is not an incremental

Fund expense. No performance or incentive fees are paid to the Sub-Manager.

                            SUB-MANAGER'S BACKGROUND


ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company which, in turn, is an indirect wholly-owned subsidiary of First Chicago Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which have, as of September 30, 1995, placed approximately $20.6 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 331 nationwide non-financial institution clients invest. In total, ANB manages 77 commingled/common trust funds. Also, since 1990, ANB has served as Sub-Manager for the Federated Max-Cap Fund (formerly the S&P 500 Fund), which is another portfolio of the Trust. ANB also serves as Sub-Manager for the Federated Mid-Cap Fund, another portfolio of the Trust.

                             SUPPLEMENTAL PAYMENTS
                           TO FINANCIAL INSTITUTIONS

In addition to periodic payments to financial institutions under the Shareholder Services Agreement, certain financial institutions may be compensated by the Manager or its affiliates for the continued investment of customers' assets in certain funds, including the Fund, advised by those entities. These payments will be made directly by the distributor or Manager from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on shares.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


FUND ADMINISTRATION

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Managers look for prompt execution of the order at a favorable price. In working with dealers, the Managers will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Managers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Managers make decisions on portfolio transactions and select brokers and dealers, subject to review by the Trustees.


                            ADMINISTRATIVE SERVICES

Federated Administrative Services, Inc., a subsidiary of Federated Investors, provides the Manager with the administrative personnel and services necessary to provide shareholder servicing and certain legal and accounting services.


                              SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of the Shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                                NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

                             INVESTING IN THE FUND

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased either by wire or mail. To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

                                    BY WIRE


To purchase shares of the Fund by Federal Reserve wire, call the Fund to place an order. Shareholders have until 4:00 p.m. (Eastern time) to call the Fund for settlement on the next business day. The order is considered received immediately. Payment by federal funds must be received before 4:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Mini-Cap Fund; Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


                                    BY MAIL


To purchase shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Mini-Cap Fund, to the Fund's transfer agent, Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is generally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An investor's minimum investment will be calculated by combining all accounts that the institution maintains with the Fund.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and
(iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of securities and cash for shares of the Fund. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. On the day the securities are accepted by the Trust, they are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

Shares purchased by exchange of securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.

SUB-ACCOUNTING SERVICES


Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's sub-accounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of sub-accounting services rendered. Institutions holding Fund shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through sub-accounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the quarter.

DIVIDENDS

Dividends are declared and paid quarterly. Unless shareholders request cash payments by writing to the Fund, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

                                REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or written request.

TELEPHONE REDEMPTION


Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. An authorization form permitting State Street Bank or the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered, such as by "Written Requests."

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Fund shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by written request. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

                                   SIGNATURES


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


 . a trust company or commercial bank whose deposits are insured by the Bank
  Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

 . a member firm of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;


 . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or


 . any other "eligible guarantor institution," as defined in the Securities
  Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

                               RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operations and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust.

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.


STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Fund is sold without any sales load or other similar non-recurring charges.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
*COMMON STOCKS--87.1%
------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES--3.5%
               ---------------------------------------------------------------------------------
        1,500  ABM Industries, Inc.                                                               $       39,750
               ---------------------------------------------------------------------------------
        1,100  (a)ABR Information Services, Inc.                                                          32,450
               ---------------------------------------------------------------------------------
        4,300  ADVO, Inc.                                                                                109,650
               ---------------------------------------------------------------------------------
        3,100  (a)APS Holding Corp., Class A                                                              63,550
               ---------------------------------------------------------------------------------
          600  (a)AccuStaff, Inc.                                                                         26,700
               ---------------------------------------------------------------------------------
        2,200  Ackerley Communications, Inc.                                                              29,975
               ---------------------------------------------------------------------------------
        2,250  (a)American Business Information                                                           39,375
               ---------------------------------------------------------------------------------
        2,950  American Business Products, Inc.                                                           64,531
               ---------------------------------------------------------------------------------
          400  American List Corp.                                                                        10,350
               ---------------------------------------------------------------------------------
        4,800  Amresco, Inc.                                                                              51,000
               ---------------------------------------------------------------------------------
        1,900  Angelica Corp.                                                                             42,750
               ---------------------------------------------------------------------------------
        4,500  Banta Corp.                                                                               194,625
               ---------------------------------------------------------------------------------
        1,700  Bearings, Inc.                                                                             61,625
               ---------------------------------------------------------------------------------
          700  (a)Berlitz International, Inc.                                                             10,237
               ---------------------------------------------------------------------------------
        2,900  (a)Borg Warner Security Corp.                                                              30,087
               ---------------------------------------------------------------------------------
        3,300  Bowne & Co., Inc.                                                                          61,462
               ---------------------------------------------------------------------------------
        5,300  CCH, Inc., Class A                                                                        123,225
               ---------------------------------------------------------------------------------
        2,500  (a)CDI Corp.                                                                               36,875
               ---------------------------------------------------------------------------------
        1,800  (a)CSS Industries, Inc.                                                                    40,725
               ---------------------------------------------------------------------------------
        1,200  Cadmus Communications Corp.                                                                29,100
               ---------------------------------------------------------------------------------
        1,100  (a)Career Horizons, Inc.                                                                   29,425
               ---------------------------------------------------------------------------------
        2,100  Castle (A.M.) & Co.                                                                        51,187
               ---------------------------------------------------------------------------------
        2,300  (a)Catalina Marketing Corp.                                                               116,150
               ---------------------------------------------------------------------------------
        7,800  (a)Century Communications, Corp., Class A                                                  66,300
               ---------------------------------------------------------------------------------
          375  Champion Industries, Inc. W VA                                                              7,875
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        3,100  (a)Checkpoint System, Inc.                                                         $       89,512
               ---------------------------------------------------------------------------------
        3,700  (a)Comdata Holdings Corp.                                                                  89,725
               ---------------------------------------------------------------------------------
        5,425  (a)Concord EFS, Inc.                                                                      187,162
               ---------------------------------------------------------------------------------
        1,500  (a)Copart, Inc.                                                                            34,125
               ---------------------------------------------------------------------------------
        3,400  (a)Corrections Corp. America                                                              185,300
               ---------------------------------------------------------------------------------
          800  (a)Daisytek International Corp.                                                            22,600
               ---------------------------------------------------------------------------------
          900  (a)Day Runner, Inc.                                                                        22,725
               ---------------------------------------------------------------------------------
        1,300  (a)Devon Group, Inc.                                                                       50,700
               ---------------------------------------------------------------------------------
        1,200  (a)DiMark, Inc.                                                                            16,500
               ---------------------------------------------------------------------------------
        3,800  Duff & Phelps Corp.                                                                        41,325
               ---------------------------------------------------------------------------------
        3,700  Ennis Business Forms, Inc.                                                                 51,800
               ---------------------------------------------------------------------------------
        1,600  Fair Isaac & Co., Inc.                                                                     43,200
               ---------------------------------------------------------------------------------
        3,600  Fisher Scientific International, Inc.                                                     112,950
               ---------------------------------------------------------------------------------
        4,100  (a)Franklin Quest Co.                                                                      97,887
               ---------------------------------------------------------------------------------
        4,550  G & K Services, Inc., Class A                                                             101,237
               ---------------------------------------------------------------------------------
        1,900  GRC International                                                                          42,037
               ---------------------------------------------------------------------------------
        1,501  Graphic Industries, Inc.                                                                   14,635
               ---------------------------------------------------------------------------------
          200  Grey Advertising, Inc.                                                                     37,400
               ---------------------------------------------------------------------------------
        7,200  Handleman Co.                                                                              55,800
               ---------------------------------------------------------------------------------
        6,900  Harland (John H.) Co.                                                                     143,175
               ---------------------------------------------------------------------------------
        3,800  (a)Heritage Media Corp., Class A                                                          105,450
               ---------------------------------------------------------------------------------
          900  Hughes Supply, Inc.                                                                        21,712
               ---------------------------------------------------------------------------------
        3,600  (a)Identix, Inc.                                                                           42,300
               ---------------------------------------------------------------------------------
        2,200  (a)Insurance Automotive Auctions, Inc.                                                     14,850
               ---------------------------------------------------------------------------------
        2,600  (a)Interim Services, Inc.                                                                  77,350
               ---------------------------------------------------------------------------------
        2,200  (a)JP Foodservice, Inc.                                                                    33,550
               ---------------------------------------------------------------------------------
        1,700  Lawson Products, Inc.                                                                      40,800
               ---------------------------------------------------------------------------------
        1,300  Merrill Corp.                                                                      $       20,800
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        1,200  (a)NFO Research, Inc.                                                                      27,300
               ---------------------------------------------------------------------------------
        2,400  Nash Finch Co.                                                                             42,900
               ---------------------------------------------------------------------------------
        1,200  Norrell Corp.                                                                              37,050
               ---------------------------------------------------------------------------------
        1,300  (a)PEC Israel Economic Corp.                                                               29,250
               ---------------------------------------------------------------------------------
          900  (a)Performance Food Group Co.                                                              20,925
               ---------------------------------------------------------------------------------
        1,200  (a)Pinkertons, Inc.                                                                        23,550
               ---------------------------------------------------------------------------------
        4,200  (a)Primark Corp.                                                                           95,550
               ---------------------------------------------------------------------------------
        2,900  (a)Rexel, Inc.                                                                             33,350
               ---------------------------------------------------------------------------------
        5,628  Richfood Holdings, Inc.                                                                   140,700
               ---------------------------------------------------------------------------------
        4,900  (a)Robert Half International, Inc.                                                        178,850
               ---------------------------------------------------------------------------------
        3,100  Rykoff Sexton, Inc.                                                                        69,750
               ---------------------------------------------------------------------------------
        3,000  SEI Corp.                                                                                  63,750
               ---------------------------------------------------------------------------------
        2,900  Standard Register                                                                          65,250
               ---------------------------------------------------------------------------------
        3,800  Storage USA, Inc.                                                                         111,150
               ---------------------------------------------------------------------------------
        2,500  Super Food Services, Inc.                                                                  33,438
               ---------------------------------------------------------------------------------
        1,600  (a)Sylvan Learning Systems, Inc.                                                           38,400
               ---------------------------------------------------------------------------------
          800  (a)Thompson PBE, Inc.                                                                      14,600
               ---------------------------------------------------------------------------------
        4,200  True North Communications, Inc.                                                            85,050
               ---------------------------------------------------------------------------------
          700  (a)US Delivery Systems, Inc.                                                               14,525
               ---------------------------------------------------------------------------------
        4,600  Unifirst Corp.                                                                             64,400
               ---------------------------------------------------------------------------------
        2,600  Univar Corp.                                                                               34,775
               ---------------------------------------------------------------------------------
        2,500  (a)VWR Scientific Products Corp.                                                           34,375
               ---------------------------------------------------------------------------------
        5,000  (a)Valassis Communication, Inc.                                                            69,375
               ---------------------------------------------------------------------------------
          400  Value Line, Inc.                                                                           13,100
               ---------------------------------------------------------------------------------
        1,200  (a)Volt Information Science, Inc.                                                          27,900
               ---------------------------------------------------------------------------------
        1,600  Wackenhut Corp., Class A                                                                   24,800
               ---------------------------------------------------------------------------------
          500  Wackenhut Corrections Corp.                                                        $       10,500
               ---------------------------------------------------------------------------------
        3,900  (a)Westcott Communications                                                                 53,625
               ---------------------------------------------------------------------------------  --------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
               Total                                                                                   4,623,774
               ---------------------------------------------------------------------------------  --------------
               CONSUMER DURABLES--3.8%
               ---------------------------------------------------------------------------------
        3,100  (a)3DO Co.                                                                                 33,325
               ---------------------------------------------------------------------------------
          900  (a)Ag-Chem Equipment Co., Inc.                                                             25,200
               ---------------------------------------------------------------------------------
        2,317  Anthony Industries, Inc.                                                                   43,154
               ---------------------------------------------------------------------------------
        2,300  Apogee Enterprises, Inc.                                                                   34,500
               ---------------------------------------------------------------------------------
        6,650  Arctco, Inc.                                                                               74,812
               ---------------------------------------------------------------------------------
        2,100  Armor All Products Corp.                                                                   34,650
               ---------------------------------------------------------------------------------
        3,600  (a)Atari Corp.                                                                              7,425
               ---------------------------------------------------------------------------------
        5,200  (a)Autotote Corp.                                                                          15,600
               ---------------------------------------------------------------------------------
        1,500  (a)Avatar Holdings, Inc.                                                                   55,875
               ---------------------------------------------------------------------------------
          700  Barnes Group, Inc.                                                                         26,250
               ---------------------------------------------------------------------------------
        3,200  Bassett Furniture Industries, Inc.                                                         64,400
               ---------------------------------------------------------------------------------
        1,300  (a)Beazer Homes USA, Inc.                                                                  22,750
               ---------------------------------------------------------------------------------
        1,900  (a)Blyth Industries, Inc.                                                                  95,950
               ---------------------------------------------------------------------------------
        3,300  CLARCOR, Inc.                                                                              75,075
               ---------------------------------------------------------------------------------
        1,000  (a)Cannondale Corp.                                                                        16,000
               ---------------------------------------------------------------------------------
        3,100  Carlisle Cos., Inc.                                                                       127,487
               ---------------------------------------------------------------------------------
        3,400  (a)Champion Enterprises, Inc.                                                              87,975
               ---------------------------------------------------------------------------------
        1,300  (a)Chromcraft Revington, Inc.                                                              31,200
               ---------------------------------------------------------------------------------
        2,500  (a)Cincinnati Microwave, Inc.                                                              14,375
               ---------------------------------------------------------------------------------
        2,400  (a)Cobra Golf, Inc.                                                                        62,400
               ---------------------------------------------------------------------------------
          900  (a)Congoleum Corp.                                                                          7,537
               ---------------------------------------------------------------------------------
        1,300  Continental Homes Holding Corp.                                                            26,650
               ---------------------------------------------------------------------------------
        2,800  Cross (A.T.) Co., Class A                                                                  39,900
               ---------------------------------------------------------------------------------
        1,500  Crown Crafts, Inc.                                                                 $       19,125
               ---------------------------------------------------------------------------------
        2,228  D. R. Horton, Inc.                                                                         24,786
               ---------------------------------------------------------------------------------
          900  (a)Duracraft Corp.                                                                         19,575
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER DURABLES--CONTINUED
               ---------------------------------------------------------------------------------
        3,600  Ekco Group, Inc.                                                                           20,250
               ---------------------------------------------------------------------------------
        3,200  (a)Ethan Allen Interiors, Inc.                                                             63,200
               ---------------------------------------------------------------------------------
        3,800  Exide Corp.                                                                               166,725
               ---------------------------------------------------------------------------------
        1,300  Falcon Products, Inc.                                                                      18,200
               ---------------------------------------------------------------------------------
        9,000  Fedders Corp.                                                                              52,875
               ---------------------------------------------------------------------------------
          350  Fedders Corp., Class A                                                                      1,487
               ---------------------------------------------------------------------------------
        5,400  (a)First Alert, Inc.                                                                       83,700
               ---------------------------------------------------------------------------------
        1,300  (a)First Team Sports, Inc.                                                                 17,875
               ---------------------------------------------------------------------------------
          800  (a)Fossil, Inc.                                                                             8,700
               ---------------------------------------------------------------------------------
        3,600  (a)Gibson Greetings, Inc.                                                                  49,950
               ---------------------------------------------------------------------------------
        2,920  Harman International Industries, Inc.                                                     134,685
               ---------------------------------------------------------------------------------
        1,500  (a)Harvard Industries, Inc., Class B                                                       41,437
               ---------------------------------------------------------------------------------
        3,600  (a)Hovnanian Enterprises, Inc., Class A                                                    24,750
               ---------------------------------------------------------------------------------
        3,000  Huffy Corp.                                                                                31,125
               ---------------------------------------------------------------------------------
        1,900  (a)ITI Technologies, Inc.                                                                  47,975
               ---------------------------------------------------------------------------------
       11,300  (a)Interco, Inc.                                                                           83,337
               ---------------------------------------------------------------------------------
        1,100  (a)Johnson Worldwide Associates, Inc., Class A                                             25,575
               ---------------------------------------------------------------------------------
        6,500  Kaufman & Broad Homes Corp.                                                                75,562
               ---------------------------------------------------------------------------------
        1,566  LADD Furniture, Inc.                                                                       20,749
               ---------------------------------------------------------------------------------
        2,900  La-Z Boy Chair Co.                                                                         86,275
               ---------------------------------------------------------------------------------
        5,200  Lennar Corp.                                                                              118,950
               ---------------------------------------------------------------------------------
        2,900  Libbey, Inc.                                                                               59,450
               ---------------------------------------------------------------------------------
        1,166  (a)Lifetime Hoan Corp.                                                                     11,077
               ---------------------------------------------------------------------------------
        4,100  (a)Lo-Jack Corp.                                                                           63,550
               ---------------------------------------------------------------------------------
        3,800  M.D.C. Holdings, Inc.                                                              $       28,025
               ---------------------------------------------------------------------------------
        2,000  Matthews International Corp., Class A                                                      40,500
               ---------------------------------------------------------------------------------
        1,700  (a)Mikasa, Inc.                                                                            22,100
               ---------------------------------------------------------------------------------
        4,500  (a)Mohawk Industries, Inc.                                                                 67,500
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER DURABLES--CONTINUED
               ---------------------------------------------------------------------------------
        2,847  Myers Industries, Inc.                                                                     40,926
               ---------------------------------------------------------------------------------
        3,000  (a)NVR, Inc.                                                                               30,000
               ---------------------------------------------------------------------------------
        1,300  National Presto Industries, Inc.                                                           52,650
               ---------------------------------------------------------------------------------
        3,800  (a)O'Sullivan Industries Holdings, Inc.                                                    28,500
               ---------------------------------------------------------------------------------
        5,000  Oakwood Homes Corp.                                                                       187,500
               ---------------------------------------------------------------------------------
        2,100  Oneida Ltd.                                                                                34,650
               ---------------------------------------------------------------------------------
        4,500  Outboard Marine Corp.                                                                      93,375
               ---------------------------------------------------------------------------------
        1,100  (a)Pillowtex Corp.                                                                         12,100
               ---------------------------------------------------------------------------------
       10,000  (a)Presley Cos., Class A                                                                   18,750
               ---------------------------------------------------------------------------------
        4,300  Pulte Corp.                                                                               135,988
               ---------------------------------------------------------------------------------
        2,099  (a)Recoton Corp.                                                                           46,703
               ---------------------------------------------------------------------------------
        1,600  (a)Redman Industries, Inc.                                                                 41,600
               ---------------------------------------------------------------------------------
        2,000  Rival Co.                                                                                  39,000
               ---------------------------------------------------------------------------------
        9,200  (a)Roadmaster Industries, Inc.                                                             23,000
               ---------------------------------------------------------------------------------
        2,100  Russ Berrie & Co., Inc.                                                                    29,138
               ---------------------------------------------------------------------------------
        3,100  Ryland Group, Inc.                                                                         45,338
               ---------------------------------------------------------------------------------
        2,500  SPX Corp.                                                                                  38,750
               ---------------------------------------------------------------------------------
          800  (a)Safety 1st, Inc.                                                                        13,800
               ---------------------------------------------------------------------------------
        2,700  (a)Samsonite Corp.                                                                         27,338
               ---------------------------------------------------------------------------------
        1,900  (a)Schuler Homes, Inc.                                                                     22,563
               ---------------------------------------------------------------------------------
        4,200  (a)Scotts Co.                                                                              83,475
               ---------------------------------------------------------------------------------
        3,500  (a)Sierra On-Line, Inc.                                                                   130,375
               ---------------------------------------------------------------------------------
        2,200  Skyline Corp.                                                                              38,500
               ---------------------------------------------------------------------------------
        6,000  (a)Sola International, Inc.                                                        $      147,000
               ---------------------------------------------------------------------------------
        3,800  (a)Spectrum Holobyte, Inc.                                                                 38,950
               ---------------------------------------------------------------------------------
        1,800  Standard Motor Products, Inc.                                                              29,700
               ---------------------------------------------------------------------------------
        5,800  Standard Pacific Corp.                                                                     37,700
               ---------------------------------------------------------------------------------
        4,200  Stanhome, Inc.                                                                            128,100
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER DURABLES--CONTINUED
               ---------------------------------------------------------------------------------
        3,600  Stant Corp.                                                                                33,750
               ---------------------------------------------------------------------------------
        1,600  Starrett (L.S.) Co., Class A                                                               36,600
               ---------------------------------------------------------------------------------
        2,200  Sturm Ruger & Co., Inc.                                                                    59,400
               ---------------------------------------------------------------------------------
        1,300  (a)Syratech Corp.                                                                          28,600
               ---------------------------------------------------------------------------------
        5,650  (a)TBC Corp.                                                                               39,550
               ---------------------------------------------------------------------------------
        1,200  Thor Industries, Inc.                                                                      19,050
               ---------------------------------------------------------------------------------
        4,200  (a)Toll Brothers, Inc.                                                                     75,075
               ---------------------------------------------------------------------------------
        9,300  (a)Topps Co.                                                                               56,963
               ---------------------------------------------------------------------------------
        2,900  Toro Co.                                                                                   83,738
               ---------------------------------------------------------------------------------
        3,800  (a)Toy Biz, Inc., Class A                                                                  85,025
               ---------------------------------------------------------------------------------
        7,800  (a)Tyco Toys, Inc.                                                                         42,900
               ---------------------------------------------------------------------------------
        2,501  (a)U.S. Home Corp.                                                                         67,214
               ---------------------------------------------------------------------------------
        1,500  WD 40 Co.                                                                                  59,063
               ---------------------------------------------------------------------------------
        3,800  Windmere Corp.                                                                             23,750
               ---------------------------------------------------------------------------------
        3,100  (a)Winnebago Industries, Inc.                                                              24,800
               ---------------------------------------------------------------------------------
        1,300  Wynns International, Inc.                                                                  35,750
               ---------------------------------------------------------------------------------
        3,000  X-Rite, Inc.                                                                               46,875
               ---------------------------------------------------------------------------------
       10,600  (a)Zenith Electronics Corp.                                                                88,775
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,053,907
               ---------------------------------------------------------------------------------  --------------
               CONSUMER NON-DURABLES--3.0%
               ---------------------------------------------------------------------------------
        2,700  (a)American Safety Razor Co.                                                               22,612
               ---------------------------------------------------------------------------------
        3,600  (a)Authentic Fitness Corp.                                                                 73,800
               ---------------------------------------------------------------------------------
        2,772  Block Drug, Inc., Class A                                                          $      106,722
               ---------------------------------------------------------------------------------
          800  Bridgford Foods Corp.                                                                       7,800
               ---------------------------------------------------------------------------------
        3,800  Brown Group, Inc.                                                                          52,250
               ---------------------------------------------------------------------------------
        3,500  (a)Burlington Coat Factory Warehouse                                                       38,937
               ---------------------------------------------------------------------------------
        3,000  (a)Canandaigua Wine Co., Inc., Class B                                                    142,500
               ---------------------------------------------------------------------------------
        1,800  (a)Chic by H.I.S., Inc.                                                                     9,900
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER NON-DURABLES--CONTINUED
               ---------------------------------------------------------------------------------
        6,100  Chiquita Brands International                                                              99,125
               ---------------------------------------------------------------------------------
        3,900  Church and Dwight, Inc.                                                                    79,462
               ---------------------------------------------------------------------------------
        1,000  Coca-Cola Bottling Co.                                                                     34,000
               ---------------------------------------------------------------------------------
        3,800  (a)Converse, Inc.                                                                          17,100
               ---------------------------------------------------------------------------------
        8,600  Coors Adolph Co., Class B                                                                 153,725
               ---------------------------------------------------------------------------------
          500  (a)Culbro Corp.                                                                            22,562
               ---------------------------------------------------------------------------------
        6,950  (a)Dimon, Inc.                                                                            101,644
               ---------------------------------------------------------------------------------
        1,200  (a)Donnkenny, Inc.                                                                         34,200
               ---------------------------------------------------------------------------------
        2,500  Dreyers Grand Ice Cream, Inc.                                                              86,250
               ---------------------------------------------------------------------------------
          200  Farmer Brothers Co.                                                                        25,500
               ---------------------------------------------------------------------------------
        8,900  Flowers Industries, Inc.                                                                  192,462
               ---------------------------------------------------------------------------------
        2,800  (a)FoodBrands America, Inc.                                                                32,200
               ---------------------------------------------------------------------------------
        1,000  GoodMark Foods, Inc.                                                                       18,500
               ---------------------------------------------------------------------------------
        1,350  (a)Guest Supply, Inc.                                                                      25,481
               ---------------------------------------------------------------------------------
        5,600  (a)Gymboree Corp.                                                                         126,700
               ---------------------------------------------------------------------------------
        1,500  Haggar Corp.                                                                               24,750
               ---------------------------------------------------------------------------------
        5,500  (a)Hartmarx Corp.                                                                          27,500
               ---------------------------------------------------------------------------------
        1,500  Helene Curtis Industries, Inc.                                                             44,812
               ---------------------------------------------------------------------------------
        2,800  Herbalife International, Inc.                                                              21,000
               ---------------------------------------------------------------------------------
        5,300  Hudson Foods, Inc., Class A                                                                74,862
               ---------------------------------------------------------------------------------
        4,600  Hydron Technologies, Inc.                                                                  12,075
               ---------------------------------------------------------------------------------
        3,700  International Multifoods Corp.                                                     $       75,850
               ---------------------------------------------------------------------------------
        4,400  Interstate Bakeries Corp.                                                                  94,050
               ---------------------------------------------------------------------------------
        1,500  (a)J & J Snack Foods Corp.                                                                 16,687
               ---------------------------------------------------------------------------------
        1,650  (a)Just For Feet, Inc.                                                                     38,981
               ---------------------------------------------------------------------------------
        4,300  Justin Industries, Inc.                                                                    43,000
               ---------------------------------------------------------------------------------
        4,700  Kellwood Co.                                                                               88,125
               ---------------------------------------------------------------------------------
          700  (a)Kenneth Cole Productions, Inc., Class A                                                 28,612
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER NON-DURABLES--CONTINUED
               ---------------------------------------------------------------------------------
        3,600  Lance, Inc.                                                                                60,750
               ---------------------------------------------------------------------------------
        3,092  Maybelline, Inc.                                                                           73,049
               ---------------------------------------------------------------------------------
        2,700  Michael Foods, Inc.                                                                        32,738
               ---------------------------------------------------------------------------------
        1,000  (a)Mondavi Robert Corp., Class A                                                           28,250
               ---------------------------------------------------------------------------------
        1,700  (a)Morningstar Group, Inc.                                                                 13,175
               ---------------------------------------------------------------------------------
        3,400  (a)NBTY, Inc.                                                                              17,000
               ---------------------------------------------------------------------------------
        2,116  Natures Sunshine Products, Inc.                                                            52,371
               ---------------------------------------------------------------------------------
        3,900  (a)Nautica Enterprise, Inc.                                                               133,575
               ---------------------------------------------------------------------------------
        1,300  (a)Norton McNaughton, Inc.                                                                 25,675
               ---------------------------------------------------------------------------------
        2,600  OshKosh B'Gosh, Inc., Class A                                                              34,450
               ---------------------------------------------------------------------------------
        1,600  Oxford Industries, Inc.                                                                    26,000
               ---------------------------------------------------------------------------------
        2,500  (a)Paragon Trade Brands, Inc.                                                              39,688
               ---------------------------------------------------------------------------------
        5,300  Phillips Van Heusen Corp.                                                                  53,663
               ---------------------------------------------------------------------------------
          900  Pilgrims Pride Corp.                                                                        6,863
               ---------------------------------------------------------------------------------
        5,400  (a)Playtex Products, Inc.                                                                  37,800
               ---------------------------------------------------------------------------------
        1,300  (a)Quicksilver, Inc.                                                                       40,300
               ---------------------------------------------------------------------------------
        7,000  Ralcorp Holdings, Inc.                                                                    161,000
               ---------------------------------------------------------------------------------
        3,600  Riviana Foods, Inc.                                                                        46,350
               ---------------------------------------------------------------------------------
        1,600  Sanderson Farms, Inc.                                                                      17,200
               ---------------------------------------------------------------------------------
        5,000  Savannah Foods & Industries, Inc.                                                          62,500
               ---------------------------------------------------------------------------------
          100  Seaboard Corp.                                                                     $       26,400
               ---------------------------------------------------------------------------------
        2,800  (a)Smithfield Foods, Inc.                                                                  70,700
               ---------------------------------------------------------------------------------
        6,600  Smucker (J.M.) Co., Class A                                                               129,525
               ---------------------------------------------------------------------------------
        1,600  St. John Knits, Inc.                                                                       76,600
               ---------------------------------------------------------------------------------
        1,341  Standard Commercial Corp.                                                                  14,583
               ---------------------------------------------------------------------------------
        2,000  (a)Starter Corp.                                                                           15,250
               ---------------------------------------------------------------------------------
       11,100  Stride Rite Corp.                                                                         124,875
               ---------------------------------------------------------------------------------
        2,600  (a)Thermolase Corp.                                                                        52,975
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER NON-DURABLES--CONTINUED
               ---------------------------------------------------------------------------------
          800  Thorn Apple Valley, Inc.                                                                   13,800
               ---------------------------------------------------------------------------------
        1,700  (a)Timberland Co., Class A                                                                 32,725
               ---------------------------------------------------------------------------------
        3,908  Tootsie Roll Industries, Inc.                                                             141,177
               ---------------------------------------------------------------------------------
        6,700  (a)Tultex Corp.                                                                            31,825
               ---------------------------------------------------------------------------------
        1,800  Unitog Co.                                                                                 42,300
               ---------------------------------------------------------------------------------
        3,550  WLR Foods, Inc.                                                                            48,813
               ---------------------------------------------------------------------------------
        3,625  Wolverine World Wide, Inc.                                                                108,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,986,431
               ---------------------------------------------------------------------------------  --------------
               CONSUMER SERVICES--4.6%
               ---------------------------------------------------------------------------------
          600  (a)AMC Entertainment, Inc.                                                                 10,875
               ---------------------------------------------------------------------------------
        2,700  Actava Group, Inc.                                                                         46,912
               ---------------------------------------------------------------------------------
          300  (a)Adelphia Communications Corp., Class A                                                   2,625
               ---------------------------------------------------------------------------------
        3,100  (a)Alliance Entertainment Corp.                                                            20,925
               ---------------------------------------------------------------------------------
        9,400  American Media, Inc.                                                                       45,825
               ---------------------------------------------------------------------------------
        1,900  (a)American Telecasting, Inc.                                                              25,650
               ---------------------------------------------------------------------------------
          600  (a)Ameristar Casinos, Inc.                                                                  3,900
               ---------------------------------------------------------------------------------
        1,200  (a)Anchor Gaming                                                                           26,400
               ---------------------------------------------------------------------------------
        1,500  (a)Apollo Group, Inc., Class A                                                             39,375
               ---------------------------------------------------------------------------------
        4,137  Apple South, Inc.                                                                          84,808
               ---------------------------------------------------------------------------------
        6,800  Applebee's International, Inc.                                                     $      191,250
               ---------------------------------------------------------------------------------
        2,700  (a)Argosy Gaming Corp.                                                                     24,975
               ---------------------------------------------------------------------------------
        1,400  (a)Au Bon Pain Co., Inc., Class A                                                          10,675
               ---------------------------------------------------------------------------------
        8,600  (a)Aztar Corp.                                                                             69,875
               ---------------------------------------------------------------------------------
        1,800  (a)BET Holdings, Inc., Class A                                                             37,350
               ---------------------------------------------------------------------------------
       10,600  (a)Bally Entertainment Group                                                              116,600
               ---------------------------------------------------------------------------------
          400  (a)Bally's Grand, Inc.                                                                      5,750
               ---------------------------------------------------------------------------------
        3,500  Barefoot, Inc.                                                                             42,437
               ---------------------------------------------------------------------------------
        6,100  (a)Buffets, Inc.                                                                           76,250
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        4,765  (a)CAI Wireless Systems, Inc.                                                              39,311
               ---------------------------------------------------------------------------------
        4,200  CKE Restaurants, Inc.                                                                      61,950
               ---------------------------------------------------------------------------------
        2,200  (a)Carmike Cinemas, Inc., Class A                                                          45,925
               ---------------------------------------------------------------------------------
        2,250  (a)Casino American, Inc.                                                                   15,750
               ---------------------------------------------------------------------------------
        4,400  (a)Casino Magic Corp.                                                                      19,800
               ---------------------------------------------------------------------------------
        9,800  (a)Checkers Drive-In Restaurant                                                            15,312
               ---------------------------------------------------------------------------------
        1,900  (a)Cheesecake Factory, Inc.                                                                41,325
               ---------------------------------------------------------------------------------
        1,100  (a)Children's Discovery Centers of America, Inc.                                            8,525
               ---------------------------------------------------------------------------------
          600  Churchill Downs, Inc.                                                                      21,600
               ---------------------------------------------------------------------------------
        2,350  (a)Citicasters, Inc., Class A                                                              72,556
               ---------------------------------------------------------------------------------
        2,300  (a)Consolidated Products, Inc.                                                             38,525
               ---------------------------------------------------------------------------------
        1,000  (a)DF&R Restaurants, Inc.                                                                  30,500
               ---------------------------------------------------------------------------------
        3,000  (a)DeVRY, Inc.                                                                             66,750
               ---------------------------------------------------------------------------------
        1,000  (a)Dollar Tree Stores, Inc.                                                                27,000
               ---------------------------------------------------------------------------------
        4,400  (a)Doubletree Corp.                                                                        96,800
               ---------------------------------------------------------------------------------
        1,500  (a)EZ Communications, Inc., Class A                                                        24,375
               ---------------------------------------------------------------------------------
        1,600  (a)Emmis Broadcasting Corp., Class A                                                       42,400
               ---------------------------------------------------------------------------------
        1,000  (a)Equity Corporation International                                                        21,000
               ---------------------------------------------------------------------------------
        2,200  (a)Evergreen Media Corp., Class A                                                  $       59,950
               ---------------------------------------------------------------------------------
        7,000  (a)Flagstar Companies, Inc.                                                                28,875
               ---------------------------------------------------------------------------------
        8,700  (a)Foodmaker, Inc.                                                                         52,200
               ---------------------------------------------------------------------------------
        1,600  (a)Franklin Electronic Publishers, Inc.                                                    66,200
               ---------------------------------------------------------------------------------
        1,300  (a)GC Cos., Inc.                                                                           41,925
               ---------------------------------------------------------------------------------
        3,900  (a)Grand Casinos, Inc.                                                                    155,025
               ---------------------------------------------------------------------------------
       11,400  (a)Greyhound Lines, Inc.                                                                   42,750
               ---------------------------------------------------------------------------------
        1,400  (a)Griffin Gaming & Entertainment, Inc.                                                    17,500
               ---------------------------------------------------------------------------------
        1,700  Harte-Hanks                                                                                51,425
               ---------------------------------------------------------------------------------
        1,200  Harveys Casino Resorts                                                                     19,350
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
          700  (a)Heartland Wireless Communications, Inc.                                                 18,025
               ---------------------------------------------------------------------------------
        1,700  (a)Heftel Broadcasting Corp. , Class A                                                     31,025
               ---------------------------------------------------------------------------------
        2,600  (a)Hollywood Casino Corp., Class A                                                         15,925
               ---------------------------------------------------------------------------------
        3,300  (a)Hollywood Park, Inc.                                                                    32,175
               ---------------------------------------------------------------------------------
        2,200  (a)Hometown Buffet, Inc.                                                                   28,875
               ---------------------------------------------------------------------------------
        3,200  Houghton Mifflin Co.                                                                      131,200
               ---------------------------------------------------------------------------------
        2,100  (a)IHOP Corp.                                                                              45,150
               ---------------------------------------------------------------------------------
          500  (a)ITT Educational Services, Inc.                                                          11,750
               ---------------------------------------------------------------------------------
        6,500  Ideon Group, Inc.                                                                          57,687
               ---------------------------------------------------------------------------------
        2,700  (a)International Dairy Queen, Inc., Class A                                                57,375
               ---------------------------------------------------------------------------------
        4,400  (a)International Family Entertainment, Inc., Class B                                       81,400
               ---------------------------------------------------------------------------------
        1,400  (a)Jacor Communications, Inc., Class A                                                     21,350
               ---------------------------------------------------------------------------------
        4,182  Jones Intercable, Inc.                                                                     56,457
               ---------------------------------------------------------------------------------
        4,500  (a)Kinder-Care Learning Centers, Inc.                                                      60,187
               ---------------------------------------------------------------------------------
        1,600  (a)Landrys Seafood Restaurants, Inc.                                                       21,600
               ---------------------------------------------------------------------------------
        1,400  (a)Learning Co.                                                                            82,600
               ---------------------------------------------------------------------------------
        5,200  Luby's Cafeterias, Inc.                                                                   107,900
               ---------------------------------------------------------------------------------
        1,500  Marcus Corp.                                                                       $       51,938
               ---------------------------------------------------------------------------------
        3,400  McClatchy Newspapers, Inc. , Class A                                                       67,150
               ---------------------------------------------------------------------------------
        5,900  Meredith Corp.                                                                            210,925
               ---------------------------------------------------------------------------------
        6,300  Morrison Restaurants, Inc.                                                                 98,438
               ---------------------------------------------------------------------------------
        3,800  (a)NPC International, Inc.                                                                 24,700
               ---------------------------------------------------------------------------------
        6,600  (a)National Education Corp.                                                                53,625
               ---------------------------------------------------------------------------------
        2,000  (a)Orion Pictures Corp.                                                                    20,000
               ---------------------------------------------------------------------------------
          400  (a)Outlet Communications, Inc., Class A                                                    18,600
               ---------------------------------------------------------------------------------
          700  (a)Papa Johns International, Inc.                                                          26,950
               ---------------------------------------------------------------------------------
        5,900  (a)Paxson Communications Corp.                                                             72,275
               ---------------------------------------------------------------------------------
        1,500  (a)Peoples Choice TV Corp.                                                                 31,125
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        5,700  Petroleum Heat & Power, Inc., Class A                                                      44,175
               ---------------------------------------------------------------------------------
        3,400  (a)Playboy Enterprises, Inc., Class B                                                      28,900
               ---------------------------------------------------------------------------------
        6,100  (a)Players International, Inc.                                                             65,575
               ---------------------------------------------------------------------------------
          900  Plenum Publishing Corp.                                                                    31,500
               ---------------------------------------------------------------------------------
        4,600  (a)Prepaid Legal Services, Inc.                                                            36,513
               ---------------------------------------------------------------------------------
        4,600  (a)President Casinos, Inc.                                                                 14,088
               ---------------------------------------------------------------------------------
        1,500  (a)Primadonna Resorts, Inc.                                                                23,438
               ---------------------------------------------------------------------------------
        6,900  (a)Prime Hospitality Corp.                                                                 68,138
               ---------------------------------------------------------------------------------
        1,000  Pulitzer Publishing Co.                                                                    45,250
               ---------------------------------------------------------------------------------
        1,550  (a)Regal Cinemas, Inc.                                                                     60,838
               ---------------------------------------------------------------------------------
        6,600  (a)Renaissance Communications Corp.                                                       147,675
               ---------------------------------------------------------------------------------
        3,400  (a)Rio Hotel & Casino, Inc.                                                                42,925
               ---------------------------------------------------------------------------------
          900  (a)Rock Bottom Restaurants, Inc.                                                           14,400
               ---------------------------------------------------------------------------------
          500  Roto-Rooter, Inc.                                                                          16,500
               ---------------------------------------------------------------------------------
        1,400  (a)Rural / Metro Corp.                                                                     33,600
               ---------------------------------------------------------------------------------
       12,000  (a)Ryan's Family Steak Houses, Inc.                                                        93,000
               ---------------------------------------------------------------------------------
          900  (a)SFX Broadcasting, Inc.                                                          $       24,300
               ---------------------------------------------------------------------------------
        6,800  (a)Savoy Pictures Entertainment, Inc.                                                      38,250
               ---------------------------------------------------------------------------------
        2,650  Sbarro, Inc.                                                                               55,319
               ---------------------------------------------------------------------------------
        2,900  (a)Scientific Games Holdings Corp.                                                         94,975
               ---------------------------------------------------------------------------------
        1,000  (a)Seattle Filmworks, Inc.                                                                 20,250
               ---------------------------------------------------------------------------------
        1,433  (a)ShoLodge, Inc.                                                                          12,718
               ---------------------------------------------------------------------------------
        7,600  (a)Shoney's, Inc.                                                                          84,550
               ---------------------------------------------------------------------------------
        2,400  (a)ShowBiz Pizza Time, Inc.                                                                29,400
               ---------------------------------------------------------------------------------
        3,500  Showboat, Inc.                                                                             84,000
               ---------------------------------------------------------------------------------
        1,800  (a)Shuffle Master, Inc.                                                                    22,050
               ---------------------------------------------------------------------------------
        2,600  Shurgard Storage Centers, Inc., Class A                                                    66,300
               ---------------------------------------------------------------------------------
        2,000  (a)Silver King Communications, Inc.                                                        58,500
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        4,900  Sizzler International, Inc.                                                                17,150
               ---------------------------------------------------------------------------------
        1,000  (a)Sodak Gaming, Inc.                                                                      18,250
               ---------------------------------------------------------------------------------
        2,650  (a)Sonic Corp.                                                                             58,300
               ---------------------------------------------------------------------------------
        9,700  Sothebys Holdings, Inc., Class A                                                          134,588
               ---------------------------------------------------------------------------------
        1,000  (a)Speedway Motorsports, Inc.                                                              29,500
               ---------------------------------------------------------------------------------
        3,000  (a)Starsight Telecast, Inc.                                                                11,250
               ---------------------------------------------------------------------------------
        4,100  (a)Station Casinos, Inc.                                                                   53,300
               ---------------------------------------------------------------------------------
        3,500  TCA Cable TV, Inc.                                                                        103,688
               ---------------------------------------------------------------------------------
        3,700  TCBY Enterprises, Inc.                                                                     16,188
               ---------------------------------------------------------------------------------
        3,575  Thomas Nelson, Inc.                                                                        59,434
               ---------------------------------------------------------------------------------
        1,900  Transmedia Network, Inc.                                                                   17,338
               ---------------------------------------------------------------------------------
        7,600  (a)United International Holdings, Inc., Class A                                           119,700
               ---------------------------------------------------------------------------------
        1,000  (a)United Television, Inc.                                                                 85,250
               ---------------------------------------------------------------------------------
        1,100  (a)United Video Satellite Group, Inc., Class A                                             28,325
               ---------------------------------------------------------------------------------
        1,550  (a)Uno Restaurant Corp.                                                                    11,819
               ---------------------------------------------------------------------------------
        2,000  (a)Vicorp Restaurants, Inc.                                                        $       22,000
               ---------------------------------------------------------------------------------
        4,100  (a)WMS Industries, Inc.                                                                    80,463
               ---------------------------------------------------------------------------------
          300  Waverly, Inc.                                                                              11,925
               ---------------------------------------------------------------------------------
        3,800  (a)Western Publishing Group, Inc.                                                          31,113
               ---------------------------------------------------------------------------------
        4,800  (a)Westwood One, Inc.                                                                      75,600
               ---------------------------------------------------------------------------------
        3,000  Wiley (John) & Sons, Inc., Class A                                                         89,250
               ---------------------------------------------------------------------------------
        2,100  (a)Young Broadcasting, Inc., Class A                                                       64,050
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   6,139,076
               ---------------------------------------------------------------------------------  --------------
               ELECTRONIC TECHNOLOGY--10.4%
               ---------------------------------------------------------------------------------
        1,400  (a)3D Systems Corp.                                                                        23,975
               ---------------------------------------------------------------------------------
        3,600  AAR Corp.                                                                                  63,900
               ---------------------------------------------------------------------------------
        1,400  (a)ADFlex Solutions, Inc.                                                                  37,100
               ---------------------------------------------------------------------------------
        5,922  (a)AST Research, Inc.                                                                      52,558
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        3,400  (a)Actel Corp.                                                                             39,950
               ---------------------------------------------------------------------------------
          700  (a)Active Voice Corp.                                                                      18,375
               ---------------------------------------------------------------------------------
        2,300  (a)Alantec Corp.                                                                           82,225
               ---------------------------------------------------------------------------------
        3,100  Alliant Techsystems, Inc.                                                                 144,150
               ---------------------------------------------------------------------------------
        1,400  (a)Alpha Industries, Inc.                                                                  21,700
               ---------------------------------------------------------------------------------
        1,800  (a)Altron, Inc.                                                                            51,750
               ---------------------------------------------------------------------------------
        1,700  Analogic Corp.                                                                             31,875
               ---------------------------------------------------------------------------------
        3,300  (a)Antec Corp.                                                                             40,837
               ---------------------------------------------------------------------------------
        3,000  (a)Apertus Technologies, Inc.                                                              31,875
               ---------------------------------------------------------------------------------
        2,700  (a)Applied Digital Access, Inc.                                                            32,400
               ---------------------------------------------------------------------------------
        2,000  (a)Applied Innovation, Inc.                                                                19,250
               ---------------------------------------------------------------------------------
        5,000  (a)Applied Magnetics Corp.                                                                 76,875
               ---------------------------------------------------------------------------------
        4,600  (a)Aspect Telecommunications Corp.                                                        158,125
               ---------------------------------------------------------------------------------
        1,100  (a)Asyst Technologies, Inc.                                                                46,200
               ---------------------------------------------------------------------------------
        3,800  Augat, Inc.                                                                        $       59,850
               ---------------------------------------------------------------------------------
        5,300  (a)Auspex Systems, Inc.                                                                    74,862
               ---------------------------------------------------------------------------------
        4,100  Aviall, Inc.                                                                               34,337
               ---------------------------------------------------------------------------------
        4,600  (a)Avid Technology, Inc.                                                                  201,250
               ---------------------------------------------------------------------------------
        3,600  BE Aerospace, Inc.                                                                         28,350
               ---------------------------------------------------------------------------------
        4,279  (a)BancTec, Inc.                                                                           80,231
               ---------------------------------------------------------------------------------
        3,800  (a)Banyan Systems, Inc.                                                                    29,687
               ---------------------------------------------------------------------------------
        3,700  (a)Black Box Corp.                                                                         60,125
               ---------------------------------------------------------------------------------
        1,100  (a)Boca Research, Inc.                                                                     27,775
               ---------------------------------------------------------------------------------
        3,900  (a)Bolt Beranek & Newman, Inc.                                                            120,412
               ---------------------------------------------------------------------------------
        4,300  (a)Boston Technology, Inc.                                                                 59,125
               ---------------------------------------------------------------------------------
        1,400  (a)Brite Voice Systems, Inc.                                                               23,275
               ---------------------------------------------------------------------------------
        2,900  (a)Broadband Technologies, Inc.                                                            50,750
               ---------------------------------------------------------------------------------
        3,300  (a)Brooktree Corp.                                                                         39,600
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        3,250  (a)Burr Brown Corp.                                                                       105,625
               ---------------------------------------------------------------------------------
        2,100  (a)C-COR Electronics, Inc.                                                                 48,300
               ---------------------------------------------------------------------------------
        3,500  (a)C-Cube Microsystems, Inc.                                                              241,937
               ---------------------------------------------------------------------------------
          700  CTS Corp.                                                                                  23,275
               ---------------------------------------------------------------------------------
        2,900  (a)Caere Corp.                                                                             22,837
               ---------------------------------------------------------------------------------
        3,600  (a)California Microwave                                                                    79,200
               ---------------------------------------------------------------------------------
        1,795  (a)Cellular Technical Services, Inc.                                                       30,515
               ---------------------------------------------------------------------------------
        3,900  (a)Chips & Technologies, Inc.                                                              34,125
               ---------------------------------------------------------------------------------
        2,300  (a)Cidco, Inc.                                                                             68,137
               ---------------------------------------------------------------------------------
        3,400  (a)Cognex Corp.                                                                           203,150
               ---------------------------------------------------------------------------------
        1,800  (a)Coherent Communications Systems Corp.                                                   36,928
               ---------------------------------------------------------------------------------
        2,400  Coherent, Inc.                                                                             67,800
               ---------------------------------------------------------------------------------
        2,000  Cohu, Inc.                                                                                 61,500
               ---------------------------------------------------------------------------------
        3,300  (a)Colonial Data Technologies Corp.                                                $       45,375
               ---------------------------------------------------------------------------------
        1,500  Communications System, Inc.                                                                23,250
               ---------------------------------------------------------------------------------
        3,300  (a)Compression Labs, Inc.                                                                  25,987
               ---------------------------------------------------------------------------------
        5,100  (a)Computer Network Technology                                                             33,150
               ---------------------------------------------------------------------------------
        5,400  (a)Computer Products, Inc.                                                                 62,775
               ---------------------------------------------------------------------------------
        4,500  (a)Comverse Technology, Inc.                                                              102,375
               ---------------------------------------------------------------------------------
       11,800  Conner Peripherals, Inc.                                                                  212,400
               ---------------------------------------------------------------------------------
        4,400  (a)CopyTele, Inc.                                                                          36,850
               ---------------------------------------------------------------------------------
        5,600  (a)Cray Research, Inc.                                                                    116,200
               ---------------------------------------------------------------------------------
        4,850  (a)Credence Systems Corp.                                                                 181,269
               ---------------------------------------------------------------------------------
        2,100  (a)Cree Research, Inc.                                                                     51,581
               ---------------------------------------------------------------------------------
        1,700  (a)CrossComm Corp.                                                                         19,125
               ---------------------------------------------------------------------------------
          800  Cubic Corp.                                                                                18,200
               ---------------------------------------------------------------------------------
          600  Curtiss Wright Corp.                                                                       26,475
               ---------------------------------------------------------------------------------
        4,300  (a)Cyrix Corp.                                                                            137,600
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        1,650  (a)D H Technology, Inc.                                                                    32,587
               ---------------------------------------------------------------------------------
        1,700  (a)DSP Communications, Inc.                                                                61,625
               ---------------------------------------------------------------------------------
        1,700  (a)DSP Group, Inc.                                                                         27,625
               ---------------------------------------------------------------------------------
        4,900  Dallas Semiconductor Corp.                                                                104,125
               ---------------------------------------------------------------------------------
        2,400  Daniel Industries, Inc.                                                                    31,800
               ---------------------------------------------------------------------------------
        8,400  (a)Data General Corp.                                                                      96,600
               ---------------------------------------------------------------------------------
        1,300  (a)Dialogic Corp.                                                                          37,700
               ---------------------------------------------------------------------------------
        2,700  (a)Digi International, Inc.                                                                72,225
               ---------------------------------------------------------------------------------
        1,000  (a)Digital Link Corp.                                                                      15,875
               ---------------------------------------------------------------------------------
        3,000  (a)Digtial Microwave Corp.                                                                 32,250
               ---------------------------------------------------------------------------------
        1,600  (a)Dionex Corp.                                                                            86,400
               ---------------------------------------------------------------------------------
        1,800  (a)Dovatron International, Inc.                                                            55,350
               ---------------------------------------------------------------------------------
        4,000  (a)Dynatech Corp.                                                                  $       60,000
               ---------------------------------------------------------------------------------
        1,800  (a)EIS International, Inc.                                                                 33,300
               ---------------------------------------------------------------------------------
        1,800  (a)Electro Scientific Industries, Inc.                                                     55,800
               ---------------------------------------------------------------------------------
        2,000  (a)Electroglas, Inc.                                                                      140,500
               ---------------------------------------------------------------------------------
        2,600  (a)Electronics for Imaging, Inc.                                                          213,850
               ---------------------------------------------------------------------------------
          700  (a)Eltron International, Inc.                                                              22,750
               ---------------------------------------------------------------------------------
        1,200  (a)Emulex Corp.                                                                            19,350
               ---------------------------------------------------------------------------------
        1,200  (a)Encad, Inc.                                                                             18,600
               ---------------------------------------------------------------------------------
        1,500  (a)Esterline Technologies Corp.                                                            34,687
               ---------------------------------------------------------------------------------
        1,900  (a)Evans & Sutherland Computer Co.                                                         39,900
               ---------------------------------------------------------------------------------
        4,900  (a)Exabyte Corp.                                                                           63,394
               ---------------------------------------------------------------------------------
        2,050  (a)Exar Corp.                                                                              48,687
               ---------------------------------------------------------------------------------
        9,600  (a)Executone Information Systems, Inc.                                                     24,600
               ---------------------------------------------------------------------------------
        1,800  (a)FORE Systems, Inc.                                                                      95,400
               ---------------------------------------------------------------------------------
        4,000  (a)FSI International, Inc.                                                                 95,000
               ---------------------------------------------------------------------------------
        2,900  (a)Filenet Corp.                                                                          131,587
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        1,700  (a)Fusion Systems Corp.                                                                    47,600
               ---------------------------------------------------------------------------------
        1,100  (a)GTI Corp.                                                                               18,700
               ---------------------------------------------------------------------------------
          900  (a)Gasonics International Corp.                                                            29,700
               ---------------------------------------------------------------------------------
        5,800  GenCorp, Inc.                                                                              60,900
               ---------------------------------------------------------------------------------
        4,400  (a)GenRad, Inc.                                                                            38,500
               ---------------------------------------------------------------------------------
        4,600  (a)General DataComm Industries, Inc.                                                       70,150
               ---------------------------------------------------------------------------------
        3,700  (a)Genius, Inc.                                                                            29,600
               ---------------------------------------------------------------------------------
        8,900  Geotek Industries, Inc.                                                                    73,425
               ---------------------------------------------------------------------------------
        4,000  Gerber Scientific, Inc.                                                                    67,500
               ---------------------------------------------------------------------------------
        3,200  (a)Global Village Communications                                                           54,400
               ---------------------------------------------------------------------------------
        1,700  (a)HADCO Corp.                                                                             47,600
               ---------------------------------------------------------------------------------
          825  Hach Co.                                                                           $       12,478
               ---------------------------------------------------------------------------------
        1,500  Harmon Industries, Inc.                                                                    22,125
               ---------------------------------------------------------------------------------
        1,600  Helix Technology Corp.                                                                     60,000
               ---------------------------------------------------------------------------------
        1,200  (a)Hutchinson Technology, Inc.                                                             75,900
               ---------------------------------------------------------------------------------
          800  (a)IPC Information Systems, Inc.                                                           12,000
               ---------------------------------------------------------------------------------
        1,500  (a)In Focus Systems, Inc.                                                                  49,312
               ---------------------------------------------------------------------------------
        2,150  (a)Integrated Circuit System, Inc.                                                         29,159
               ---------------------------------------------------------------------------------
        2,700  (a)Integrated Process Equipment Corp.                                                     100,237
               ---------------------------------------------------------------------------------
        3,200  (a)Integrated Silicon Solution, Inc.                                                      100,200
               ---------------------------------------------------------------------------------
        1,400  (a)Inter-Tel, Inc.                                                                         20,825
               ---------------------------------------------------------------------------------
        9,900  (a)Interdigital Communications Corp.                                                       72,394
               ---------------------------------------------------------------------------------
        8,800  (a)Intergraph Corp.                                                                       106,700
               ---------------------------------------------------------------------------------
        5,000  (a)International Rectifier Corp.                                                          225,625
               ---------------------------------------------------------------------------------
        3,500  (a)Intervoice, Inc.                                                                        63,875
               ---------------------------------------------------------------------------------
        4,200  (a)Iomega Corp.                                                                           100,012
               ---------------------------------------------------------------------------------
        3,300  (a)Irvine Sensors Corp.                                                                    21,450
               ---------------------------------------------------------------------------------
        2,300  (a)Itron, Inc.                                                                             66,700
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        1,100  John Fluke Manufacturing, Co.                                                              40,562
               ---------------------------------------------------------------------------------
        1,500  (a)Key Tronic Corp.                                                                        15,562
               ---------------------------------------------------------------------------------
        1,000  (a)Kronos, Inc.                                                                            46,000
               ---------------------------------------------------------------------------------
        4,300  (a)Kulicke & Soffa Industries                                                             150,500
               ---------------------------------------------------------------------------------
        6,400  (a)LTX Corp.                                                                               79,200
               ---------------------------------------------------------------------------------
        4,250  (a)Lattice Semiconductor Corp.                                                            166,812
               ---------------------------------------------------------------------------------
        2,800  (a)Level One Communications, Inc.                                                          63,000
               ---------------------------------------------------------------------------------
        2,600  Logicon, Inc.                                                                              59,475
               ---------------------------------------------------------------------------------
        1,000  MTS Systems Corp.                                                                          28,250
               ---------------------------------------------------------------------------------
        1,600  (a)Manugistics Group, Inc.                                                                 27,600
               ---------------------------------------------------------------------------------
        1,800  (a)Mattson Technology, Inc.                                                        $       39,600
               ---------------------------------------------------------------------------------
       11,800  (a)Maxtor Corp.                                                                            59,000
               ---------------------------------------------------------------------------------
        2,700  Measurex Corp.                                                                             83,025
               ---------------------------------------------------------------------------------
          800  (a)Merix Corp.                                                                             29,600
               ---------------------------------------------------------------------------------
        4,600  Methode Electronics, Inc., Class A                                                        105,800
               ---------------------------------------------------------------------------------
        2,600  (a)Metricom, Inc.                                                                          43,225
               ---------------------------------------------------------------------------------
        3,900  (a)Michaels Stores, Inc.                                                                   53,138
               ---------------------------------------------------------------------------------
        1,200  (a)Micrel, Inc.                                                                            27,300
               ---------------------------------------------------------------------------------
        2,700  (a)Micro Linear Corp.                                                                      41,513
               ---------------------------------------------------------------------------------
        1,800  (a)MicroTouch Systems, Inc.                                                                26,100
               ---------------------------------------------------------------------------------
        2,900  (a)Microcom, Inc.                                                                          63,438
               ---------------------------------------------------------------------------------
        1,000  (a)Microdyne Corp.                                                                         27,750
               ---------------------------------------------------------------------------------
        1,800  (a)Micron Electronics, Inc.                                                                37,350
               ---------------------------------------------------------------------------------
        1,000  (a)Microtec Research, Inc.                                                                 13,938
               ---------------------------------------------------------------------------------
          900  (a)Microtest, Inc.                                                                         13,950
               ---------------------------------------------------------------------------------
        2,900  Mylex Corp.                                                                                54,013
               ---------------------------------------------------------------------------------
        3,000  National Computer Systems, Inc.                                                            57,000
               ---------------------------------------------------------------------------------
        2,500  (a)Network Computing Devices                                                               15,625
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        3,900  (a)Network Equipment Technologies, Inc.                                                   127,238
               ---------------------------------------------------------------------------------
        4,200  (a)Network General Corp.                                                                  174,300
               ---------------------------------------------------------------------------------
        2,200  (a)Network Peripherals, Inc.                                                               23,100
               ---------------------------------------------------------------------------------
        1,700  (a)Norand Corp.                                                                            28,900
               ---------------------------------------------------------------------------------
        3,700  (a)OEA, Inc.                                                                              100,825
               ---------------------------------------------------------------------------------
        9,600  (a)OIS Optical Imaging Systems, Inc.                                                       32,400
               ---------------------------------------------------------------------------------
        1,100  (a)Oak Technology, Inc.                                                                    60,225
               ---------------------------------------------------------------------------------
        4,940  (a)Octel Communications Corp.                                                             168,578
               ---------------------------------------------------------------------------------
        1,500  (a)Opti, Inc.                                                                              15,000
               ---------------------------------------------------------------------------------
        1,800  (a)Optical Data Systems, Inc.                                                      $       53,775
               ---------------------------------------------------------------------------------
        4,900  (a)Orbital Sciences Corp.                                                                  69,825
               ---------------------------------------------------------------------------------
        1,300  (a)Ortel Corp.                                                                             13,325
               ---------------------------------------------------------------------------------
        2,400  (a)P-COM, Inc.                                                                             41,400
               ---------------------------------------------------------------------------------
        1,200  (a)PRI Automation, Inc.                                                                    44,400
               ---------------------------------------------------------------------------------
        2,100  (a)PSC, Inc.                                                                               21,525
               ---------------------------------------------------------------------------------
        2,300  (a)Pairgain Technologies, Inc.                                                             98,325
               ---------------------------------------------------------------------------------
          600  (a)Panda Project, Inc.                                                                     14,250
               ---------------------------------------------------------------------------------
        2,000  Park Electrochemical Corp.                                                                 62,500
               ---------------------------------------------------------------------------------
        3,500  (a)PictureTel Corp.                                                                       231,000
               ---------------------------------------------------------------------------------
        1,500  (a)Planar Systems, Inc.                                                                    26,063
               ---------------------------------------------------------------------------------
        1,800  (a)Plantronics, Inc.                                                                       60,075
               ---------------------------------------------------------------------------------
        1,200  (a)Premisys Communications, Inc.                                                          107,400
               ---------------------------------------------------------------------------------
          700  (a)Printronix, Inc.                                                                        13,300
               ---------------------------------------------------------------------------------
        1,400  (a)Proxima Corp.                                                                           27,125
               ---------------------------------------------------------------------------------
        2,600  (a)Quickturn Design Systems, Inc.                                                          26,975
               ---------------------------------------------------------------------------------
        3,800  (a)Radius, Inc.                                                                            15,675
               ---------------------------------------------------------------------------------
        2,400  (a)Robotic Vision System, Inc.                                                             54,900
               ---------------------------------------------------------------------------------
        4,100  (a)Rohr, Inc.                                                                              60,988
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
       10,300  (a)S3, Inc.                                                                               176,388
               ---------------------------------------------------------------------------------
        6,100  (a)SCI Systems, Inc.                                                                      214,263
               ---------------------------------------------------------------------------------
          600  (a)SDL, Inc.                                                                               15,300
               ---------------------------------------------------------------------------------
        1,800  (a)Sanmina Corp.                                                                           97,200
               ---------------------------------------------------------------------------------
        1,350  (a)Semitool, Inc.                                                                          21,938
               ---------------------------------------------------------------------------------
        1,800  (a)Sequa Corp., Class A                                                                    46,350
               ---------------------------------------------------------------------------------
        7,100  (a)Sequent Computer System, Inc.                                                          123,363
               ---------------------------------------------------------------------------------
        2,100  (a)Shiva Corp.                                                                            126,000
               ---------------------------------------------------------------------------------
        5,600  (a)Sierra Semiconductor Corp.                                                      $      100,100
               ---------------------------------------------------------------------------------
        2,200  (a)Siliconix, Inc.                                                                         64,075
               ---------------------------------------------------------------------------------
          600  (a)Simula, Inc.                                                                            13,125
               ---------------------------------------------------------------------------------
          600  (a)Special Devices, Inc.                                                                    9,750
               ---------------------------------------------------------------------------------
        1,600  (a)Spectrian Corp.                                                                         34,800
               ---------------------------------------------------------------------------------
        4,400  (a)Stac Electronics                                                                        55,550
               ---------------------------------------------------------------------------------
        3,000  (a)Standard Microsystems Corp.                                                             58,875
               ---------------------------------------------------------------------------------
        5,300  (a)Stratus Computer, Inc.                                                                 164,963
               ---------------------------------------------------------------------------------
        2,000  (a)SubMicron Systems, Inc.                                                                 22,000
               ---------------------------------------------------------------------------------
        1,400  (a)Summa Four, Inc.                                                                        19,250
               ---------------------------------------------------------------------------------
        2,200  (a)SyQuest Technology, Inc.                                                                22,000
               ---------------------------------------------------------------------------------
        3,300  (a)Symmetricom, Inc.                                                                       61,256
               ---------------------------------------------------------------------------------
        1,500  (a)TCSI Corp.                                                                              22,500
               ---------------------------------------------------------------------------------
        1,200  (a)TSX Corp.                                                                               24,000
               ---------------------------------------------------------------------------------
        1,500  (a)Tech-Sym Corp.                                                                          44,438
               ---------------------------------------------------------------------------------
        1,400  (a)Tekelec, Inc.                                                                           20,300
               ---------------------------------------------------------------------------------
        3,500  (a)Telular Corp.                                                                           48,563
               ---------------------------------------------------------------------------------
        3,500  Telxon Corp.                                                                               80,938
               ---------------------------------------------------------------------------------
        3,600  (a)Thermedics, Inc.                                                                        66,150
               ---------------------------------------------------------------------------------
        2,150  (a)Thermotrex Corp.                                                                        77,131
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        3,800  Thiokol Corp.                                                                             131,575
               ---------------------------------------------------------------------------------
        1,500  (a)Three-Five Systems, Inc.                                                                27,188
               ---------------------------------------------------------------------------------
        2,600  (a)Tracor, Inc.                                                                            41,600
               ---------------------------------------------------------------------------------
        2,300  (a)Trident Microsystems, Inc.                                                              69,575
               ---------------------------------------------------------------------------------
        3,800  (a)Trimble Navigation Ltd.                                                                 75,050
               ---------------------------------------------------------------------------------
        3,100  (a)Tseng Laboratories, Inc.                                                                25,963
               ---------------------------------------------------------------------------------
        2,200  (a)Ultratech Stepper, Inc.                                                                 88,000
               ---------------------------------------------------------------------------------
        2,100  (a)Unitrode Corp.                                                                  $       56,438
               ---------------------------------------------------------------------------------
        5,100  (a)Verifone, Inc.                                                                         137,700
               ---------------------------------------------------------------------------------
        3,000  (a)Vitesse Semiconductor Corp.                                                             35,250
               ---------------------------------------------------------------------------------
        7,600  (a)Wang Laboratories, Inc.                                                                126,350
               ---------------------------------------------------------------------------------
        1,600  Watkins Johnson Co.                                                                        77,000
               ---------------------------------------------------------------------------------
        1,100  (a)WavePhore, Inc.                                                                         15,950
               ---------------------------------------------------------------------------------
        1,900  (a)Whittaker Corp.                                                                         37,763
               ---------------------------------------------------------------------------------
        1,100  Wireless Telecom Group, Inc.                                                               20,075
               ---------------------------------------------------------------------------------
        6,400  (a)Wyman Gordon Co.                                                                        81,600
               ---------------------------------------------------------------------------------
        3,000  Xircom, Inc.                                                                               27,375
               ---------------------------------------------------------------------------------
        1,200  (a)Xylogics, Inc.                                                                          82,950
               ---------------------------------------------------------------------------------
        4,300  Zilog, Inc.                                                                               152,650
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  13,789,660
               ---------------------------------------------------------------------------------  --------------
               ENERGY MINERALS--1.5%
               ---------------------------------------------------------------------------------
        1,900  (a)Addington Resources, Inc.                                                               23,750
               ---------------------------------------------------------------------------------
        1,500  Ashland Coal, Inc.                                                                         35,625
               ---------------------------------------------------------------------------------
        5,570  (a)Barrett Resources                                                                      129,502
               ---------------------------------------------------------------------------------
        2,200  (a)Belden & Blake Corp.                                                                    31,934
               ---------------------------------------------------------------------------------
        5,600  (a)Benton Oil & Gas Co.                                                                    67,900
               ---------------------------------------------------------------------------------
        3,500  Berry Petroleum Co., Class A                                                               35,875
               ---------------------------------------------------------------------------------
        4,100  (a)Box Energy Corp., Class B                                                               38,950
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ENERGY MINERALS--CONTINUED
               ---------------------------------------------------------------------------------
        2,900  (a)Brown Tom, Inc.                                                                         32,262
               ---------------------------------------------------------------------------------
        5,100  Cabot Oil & Gas Corp., Class A                                                             68,212
               ---------------------------------------------------------------------------------
        1,000  (a)Cairn Energy USA, Inc.                                                                  12,000
               ---------------------------------------------------------------------------------
        1,100  (a)Chesapeake Energy Corp.                                                                 32,175
               ---------------------------------------------------------------------------------
        5,200  (a)Coda Energy, Inc.                                                                       39,000
               ---------------------------------------------------------------------------------
        3,000  Cross Timbers Oil Co.                                                                      43,500
               ---------------------------------------------------------------------------------
        1,500  (a)Crown Center Petroleum Corp., Class A                                           $       22,500
               ---------------------------------------------------------------------------------
        5,000  Devon Energy Corp.                                                                        108,750
               ---------------------------------------------------------------------------------
        1,300  (a)Flores & Rucks, Inc.                                                                    16,900
               ---------------------------------------------------------------------------------
        1,500  (a)Getty Petroleum Corp.                                                                   19,875
               ---------------------------------------------------------------------------------
        6,600  (a)Global Natural Resources, Inc.                                                          66,000
               ---------------------------------------------------------------------------------
        2,400  (a)H.S. Resources, Inc.                                                                    33,300
               ---------------------------------------------------------------------------------
       11,500  (a)Harken Energy Corp.                                                                     20,125
               ---------------------------------------------------------------------------------
          700  Holly Corp.                                                                                15,225
               ---------------------------------------------------------------------------------
          700  (a)Hondo Oil & Gas Co.                                                                     10,325
               ---------------------------------------------------------------------------------
        2,200  KCS Energy, Inc.                                                                           25,025
               ---------------------------------------------------------------------------------
        1,800  (a)Louis Dreyfus Natural Gas Corp.                                                         25,200
               ---------------------------------------------------------------------------------
       14,400  (a)Mesa, Inc.                                                                              61,200
               ---------------------------------------------------------------------------------
        3,800  (a)Newfield Exploration Co.                                                               112,100
               ---------------------------------------------------------------------------------
        1,800  (a)Nuevo Energy Co.                                                                        39,825
               ---------------------------------------------------------------------------------
        7,900  Parker & Parsley Petroleum Co.                                                            146,150
               ---------------------------------------------------------------------------------
        3,000  Phoenix Resource Cos., Inc.                                                                53,250
               ---------------------------------------------------------------------------------
        3,400  (a)Plains Resources, Inc.                                                                  23,163
               ---------------------------------------------------------------------------------
        7,100  Quaker State Corp.                                                                         93,188
               ---------------------------------------------------------------------------------
        5,900  Snyder Oil Corp.                                                                           60,475
               ---------------------------------------------------------------------------------
        2,000  St. Mary Land & Exploration Co.                                                            26,750
               ---------------------------------------------------------------------------------
        2,000  (a)Stone Energy Corp.                                                                      22,750
               ---------------------------------------------------------------------------------
        1,800  (a)Tatham Offshore, Inc.                                                                    2,925
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ENERGY MINERALS--CONTINUED
               ---------------------------------------------------------------------------------
        5,500  (a)Tesoro Petroleum Corp.                                                                  43,313
               ---------------------------------------------------------------------------------
        3,100  (a)Texas Meridian Resources Co.                                                            33,713
               ---------------------------------------------------------------------------------
        2,200  (a)Tide West Oil Co.                                                                       25,300
               ---------------------------------------------------------------------------------
        5,909  (a)United Meridian Corp.                                                                   99,714
               ---------------------------------------------------------------------------------
        2,600  Vintage Petroleum, Inc.                                                                    52,325
               ---------------------------------------------------------------------------------
        6,100  (a)Wainoco Oil Corp.                                                               $       19,825
               ---------------------------------------------------------------------------------
        2,000  Wiser Oil Co.                                                                              22,000
               ---------------------------------------------------------------------------------
        3,400  Zeigler Coal Holding Co.                                                                   39,950
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   1,931,826
               ---------------------------------------------------------------------------------  --------------
               FINANCE--20.6%
               ---------------------------------------------------------------------------------
        1,430  1st Source Corp.                                                                           32,890
               ---------------------------------------------------------------------------------
        8,500  (a)20th Century Industries                                                                141,313
               ---------------------------------------------------------------------------------
          300  (a)AMERCO                                                                                   5,325
               ---------------------------------------------------------------------------------
        1,600  Aaron Rents, Inc.                                                                          28,400
               ---------------------------------------------------------------------------------
        2,800  (a)Acceptance Insurance Cos., Inc.                                                         42,000
               ---------------------------------------------------------------------------------
        3,100  Acordia, Inc.                                                                              85,250
               ---------------------------------------------------------------------------------
        2,700  Albank Financial Corp.                                                                     77,962
               ---------------------------------------------------------------------------------
        2,700  Alex Brown, Inc.                                                                          131,962
               ---------------------------------------------------------------------------------
        2,700  Alexander Haagen Properties, Inc.                                                          29,700
               ---------------------------------------------------------------------------------
          800  (a)Alexander's, Inc.                                                                       50,000
               ---------------------------------------------------------------------------------
        4,500  Alfa Corp.                                                                                 46,125
               ---------------------------------------------------------------------------------
        3,000  Allied Capital Commercial                                                                  52,875
               ---------------------------------------------------------------------------------
        1,300  Allied Group, Inc.                                                                         42,250
               ---------------------------------------------------------------------------------
        2,300  AmVestors Financial Corp.                                                                  25,875
               ---------------------------------------------------------------------------------
        1,950  Amcore Financial, Inc.                                                                     43,875
               ---------------------------------------------------------------------------------
        1,747  American Annuity Group, Inc.                                                               18,780
               ---------------------------------------------------------------------------------
        4,300  American Bankers Insurance Group, Inc.                                                    154,262
               ---------------------------------------------------------------------------------
        2,400  American Federal Bank, FSB SC                                                              35,400
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
          500  American Financial Enterprises                                                             11,750
               ---------------------------------------------------------------------------------
        4,200  American Health Properties, Inc.                                                           86,625
               ---------------------------------------------------------------------------------
        1,900  American Heritage Life Investments                                                         36,575
               ---------------------------------------------------------------------------------
        1,800  (a)American Travellers Corp.                                                               40,275
               ---------------------------------------------------------------------------------
        6,500  (a)Americredit Corp.                                                               $       79,625
               ---------------------------------------------------------------------------------
        1,100  Amfed Financial, Inc.                                                                      32,175
               ---------------------------------------------------------------------------------
          900  Amli Residential Properties Trust                                                          17,325
               ---------------------------------------------------------------------------------
        1,250  Anchor Bancorp Wisconsin, Inc.                                                             41,562
               ---------------------------------------------------------------------------------
        2,300  Apartment Investment & Management Co., Class A                                             46,287
               ---------------------------------------------------------------------------------
        4,000  Argonaut Group, Inc.                                                                      118,000
               ---------------------------------------------------------------------------------
        3,512  Associated Banc Corp.                                                                     132,578
               ---------------------------------------------------------------------------------
        2,300  Associated Estates Realty Corp.                                                            47,150
               ---------------------------------------------------------------------------------
        2,400  (a)Astoria Financial Corp.                                                                102,900
               ---------------------------------------------------------------------------------
        6,400  Avalon Properties, Inc.                                                                   124,800
               ---------------------------------------------------------------------------------
        1,700  Avemco Corp.                                                                               28,687
               ---------------------------------------------------------------------------------
        1,600  BHC Financial, Inc.                                                                        29,000
               ---------------------------------------------------------------------------------
          824  (a)BOK Financial Corp.                                                                     16,892
               ---------------------------------------------------------------------------------
        2,500  BRE Properties, Inc., Class A                                                              80,000
               ---------------------------------------------------------------------------------
        1,000  BSB Bancorp, Inc.                                                                          33,750
               ---------------------------------------------------------------------------------
          861  BT Financial Corp.                                                                         30,996
               ---------------------------------------------------------------------------------
        2,800  Baldwin & Lyons, Inc., Class B                                                             41,825
               ---------------------------------------------------------------------------------
        1,980  Bancorpsouth, Inc.                                                                         91,575
               ---------------------------------------------------------------------------------
        1,350  Bank Granite Corp.                                                                         35,100
               ---------------------------------------------------------------------------------
          800  Bank of New Hampshire Corp.                                                                28,800
               ---------------------------------------------------------------------------------
        2,212  Bankers Corp.                                                                              37,327
               ---------------------------------------------------------------------------------
          900  Bankers First Corp.                                                                        25,200
               ---------------------------------------------------------------------------------
        1,500  Banknorth Group, Inc.                                                                      47,625
               ---------------------------------------------------------------------------------
        2,600  Bay Apartment Communities, Inc.                                                            53,625
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        1,300  (a)Bay Ridge Bancorp, Inc.                                                                 27,787
               ---------------------------------------------------------------------------------
        1,500  Bay View Capital Corp.                                                                     39,750
               ---------------------------------------------------------------------------------
        4,300  Beacon Properties Corp.                                                                    93,525
               ---------------------------------------------------------------------------------
        2,000  Bell Bancorp, Inc.                                                                 $       58,500
               ---------------------------------------------------------------------------------
        2,400  Berkley, W. R. Corp.                                                                      103,800
               ---------------------------------------------------------------------------------
        5,700  Berkshire Realty, Inc.                                                                     54,150
               ---------------------------------------------------------------------------------
        2,400  Blanch, E. W. Holdings, Inc.                                                               46,200
               ---------------------------------------------------------------------------------
        1,200  Boston Bancorp                                                                             44,100
               ---------------------------------------------------------------------------------
        1,900  Bradley Real Estate, Inc.                                                                  27,312
               ---------------------------------------------------------------------------------
        1,250  Brenton Bank, Inc.                                                                         24,219
               ---------------------------------------------------------------------------------
        2,600  (a)Brooklyn Bancorp, Inc.                                                                 102,375
               ---------------------------------------------------------------------------------
        3,800  Burnham Pacific Properties, Inc.                                                           42,750
               ---------------------------------------------------------------------------------
        4,500  CBL & Associates Properties, Inc.                                                          95,625
               ---------------------------------------------------------------------------------
        1,800  CBT Corp., KY                                                                              38,250
               ---------------------------------------------------------------------------------
        3,350  CCB Financial Corp.                                                                       165,825
               ---------------------------------------------------------------------------------
        2,500  CMAC Investment Corp.                                                                     118,750
               ---------------------------------------------------------------------------------
        3,574  CNB Bancshares, Inc.                                                                       95,610
               ---------------------------------------------------------------------------------
        1,100  CPB, Inc.                                                                                  34,375
               ---------------------------------------------------------------------------------
        2,900  CRI Liquidating REIT                                                                       10,150
               ---------------------------------------------------------------------------------
        2,600  (a)CSF Holdings, Inc.                                                                     101,400
               ---------------------------------------------------------------------------------
        9,100  CWM Mortgage Holdings, Inc.                                                               133,087
               ---------------------------------------------------------------------------------
        2,300  (a)Cali Realty Corp.                                                                       44,850
               ---------------------------------------------------------------------------------
        2,200  California Bancshares, Inc.                                                                52,800
               ---------------------------------------------------------------------------------
       11,100  (a)California Federal Bank Los Angeles                                                    163,725
               ---------------------------------------------------------------------------------
        3,300  Camden Property Trust                                                                      68,475
               ---------------------------------------------------------------------------------
        2,000  Capital Guaranty Corp.                                                                     44,250
               ---------------------------------------------------------------------------------
        2,700  Capital Re Corp.                                                                           76,275
               ---------------------------------------------------------------------------------
          900  Capitol American Financial Corp.                                                           17,662
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        1,100  Capitol Transamerica Corp.                                                                 22,000
               ---------------------------------------------------------------------------------
        3,400  Capstead Management Corp.                                                                 111,350
               ---------------------------------------------------------------------------------
        2,500  (a)Capsure Holdings Corp.                                                          $       34,062
               ---------------------------------------------------------------------------------
        3,000  Carr Realty Corp.                                                                          57,000
               ---------------------------------------------------------------------------------
       16,400  (a)Catellus Development Corp.                                                              90,200
               ---------------------------------------------------------------------------------
        2,900  Center Financial Corp.                                                                     52,200
               ---------------------------------------------------------------------------------
        2,000  CenterPoint Properties Corp.                                                               45,250
               ---------------------------------------------------------------------------------
        5,100  Centura Banks, Inc.                                                                       172,125
               ---------------------------------------------------------------------------------
        5,050  Charter One Financial, Inc.                                                               143,294
               ---------------------------------------------------------------------------------
        1,300  Chateau Properties, Inc.                                                                   27,625
               ---------------------------------------------------------------------------------
        2,000  Chelsea GCA Realty, Inc.                                                                   55,500
               ---------------------------------------------------------------------------------
        2,093  Chemical Financial Corp.                                                                   80,580
               ---------------------------------------------------------------------------------
        1,600  Chittenden Corp.                                                                           43,600
               ---------------------------------------------------------------------------------
        1,100  Citfed Bancorp, Inc.                                                                       36,575
               ---------------------------------------------------------------------------------
        2,700  Citizens Bancorp                                                                           89,775
               ---------------------------------------------------------------------------------
          700  (a)Citizens Bancshares, Inc.                                                               25,200
               ---------------------------------------------------------------------------------
        2,400  Citizens Banking Corp.                                                                     72,600
               ---------------------------------------------------------------------------------
        1,600  Citizens Corp.                                                                             29,000
               ---------------------------------------------------------------------------------
        2,200  (a)Citizens, Inc., Class A                                                                 20,350
               ---------------------------------------------------------------------------------
        8,600  City National Corp.                                                                       113,950
               ---------------------------------------------------------------------------------
        4,200  (a)Coast Savings Financial, Inc.                                                          110,775
               ---------------------------------------------------------------------------------
        1,700  Cole Taylor Financial Group, Inc.                                                          44,200
               ---------------------------------------------------------------------------------
        4,550  Collective Bancorp, Inc.                                                                  107,494
               ---------------------------------------------------------------------------------
        2,400  Colonial BancGroup, Inc.                                                                   69,300
               ---------------------------------------------------------------------------------
        2,800  Colonial Properties Trust                                                                  70,000
               ---------------------------------------------------------------------------------
          800  (a)Columbia First Federal Savings                                                          47,150
               ---------------------------------------------------------------------------------
        2,600  Columbus Realty Trust                                                                      46,800
               ---------------------------------------------------------------------------------
        2,360  Commerce Bancorp, Inc.                                                                     54,575
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        8,500  Commerce Group, Inc.                                                                      173,187
               ---------------------------------------------------------------------------------
        2,900  (a)Commercial Federal Corp.                                                        $       95,337
               ---------------------------------------------------------------------------------
        2,600  Commercial Net Lease Realty                                                                33,150
               ---------------------------------------------------------------------------------
          900  Commonwealth Savings Bank                                                                  21,487
               ---------------------------------------------------------------------------------
        2,300  Community First Bankshares, Inc.                                                           46,575
               ---------------------------------------------------------------------------------
        5,000  Cousins Properties, Inc.                                                                   86,875
               ---------------------------------------------------------------------------------
        5,200  Crawford & Co., Class B                                                                    80,600
               ---------------------------------------------------------------------------------
        4,500  Crescent Real Estate Equities, Inc.                                                       144,000
               ---------------------------------------------------------------------------------
        6,000  Criimi Mae, Inc.                                                                           51,000
               ---------------------------------------------------------------------------------
        1,100  (a)Crop Growers Corp.                                                                      14,300
               ---------------------------------------------------------------------------------
        4,800  Crown American Realty Trust                                                                36,600
               ---------------------------------------------------------------------------------
        2,520  Cullen Frost Bankers, Inc.                                                                128,520
               ---------------------------------------------------------------------------------
        3,500  (a)Danielson Holding Corp.                                                                 24,937
               ---------------------------------------------------------------------------------
        9,900  DeBartolo Realty Corp.                                                                    128,700
               ---------------------------------------------------------------------------------
        1,300  (a)Delphi Financial Group, Inc., Class A                                                   26,162
               ---------------------------------------------------------------------------------
        4,400  Deposit Guaranty Corp.                                                                    195,800
               ---------------------------------------------------------------------------------
        3,600  Developers Diversified Realty                                                             102,600
               ---------------------------------------------------------------------------------
        2,100  Downey Financial Corp.                                                                     42,787
               ---------------------------------------------------------------------------------
        5,400  Duke Realty Investments, Inc.                                                             165,375
               ---------------------------------------------------------------------------------
          800  EMC Insurance Group, Inc.                                                                  10,400
               ---------------------------------------------------------------------------------
        1,700  Eaton Vance Corp.                                                                          62,050
               ---------------------------------------------------------------------------------
        1,550  (a)Electro Rent Corp.                                                                      29,450
               ---------------------------------------------------------------------------------
        2,700  Enhance Financial Services Group, Inc.                                                     55,012
               ---------------------------------------------------------------------------------
        3,400  Equity Inns, Inc.                                                                          39,950
               ---------------------------------------------------------------------------------
        1,400  Essex Property Trust, Inc.                                                                 25,550
               ---------------------------------------------------------------------------------
        3,600  Evans Withycombe Residential, Inc.                                                         67,950
               ---------------------------------------------------------------------------------
        2,900  Excel Realty Trust, Inc.                                                                   54,737
               ---------------------------------------------------------------------------------
        2,600  Executive Risk, Inc.                                                                       57,200
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
          882  F & M Bancorp                                                                      $       22,491
               ---------------------------------------------------------------------------------
        1,200  F & M Bancorporation, Inc.                                                                 29,100
               ---------------------------------------------------------------------------------
        3,655  F & M National Corp.                                                                       65,333
               ---------------------------------------------------------------------------------
        1,300  FFY Financial Corp.                                                                        28,275
               ---------------------------------------------------------------------------------
        1,880  FNB Corp.                                                                                  39,480
               ---------------------------------------------------------------------------------
        2,700  Factory Stores of America, Inc.                                                            51,975
               ---------------------------------------------------------------------------------
          800  Farmers Capital Bank Corp.                                                                 29,600
               ---------------------------------------------------------------------------------
        7,100  Federal Realty Investment Trust                                                           143,775
               ---------------------------------------------------------------------------------
        1,700  (a)FelCor Suite Hotels, Inc.                                                               49,087
               ---------------------------------------------------------------------------------
        2,075  Fidelity National Financial, Inc.                                                          32,941
               ---------------------------------------------------------------------------------
        5,800  Financial Security Assurance Holdings Ltd.                                                150,800
               ---------------------------------------------------------------------------------
        1,480  Financial Trust Corp.                                                                      45,140
               ---------------------------------------------------------------------------------
        3,150  FirsTier Financial, Inc.                                                                  134,072
               ---------------------------------------------------------------------------------
        2,100  First American Financial Corp.                                                             49,087
               ---------------------------------------------------------------------------------
        2,100  First Citizens Bancshares, Inc., Class A                                                  110,775
               ---------------------------------------------------------------------------------
        2,600  First Commerce Bancshares, Inc., Class A                                                   49,400
               ---------------------------------------------------------------------------------
        5,362  First Commercial Corp.                                                                    160,860
               ---------------------------------------------------------------------------------
        5,000  First Commmonwealth Financial Corp.                                                        82,500
               ---------------------------------------------------------------------------------
        1,400  First Federal Savings Bank of Colorado                                                     52,850
               ---------------------------------------------------------------------------------
        2,716  First Financial Bancorp                                                                    90,986
               ---------------------------------------------------------------------------------
        1,100  First Financial Bankshares, Inc.                                                           33,550
               ---------------------------------------------------------------------------------
        1,150  First Financial Corp.                                                                      35,362
               ---------------------------------------------------------------------------------
        6,600  First Financial Corp. Wisconsin                                                           141,075
               ---------------------------------------------------------------------------------
        1,100  First Financial Holdings, Inc.                                                             20,350
               ---------------------------------------------------------------------------------
        1,166  First Indiana Corp.                                                                        29,150
               ---------------------------------------------------------------------------------
        3,700  First Industrial Realty Trust                                                              75,387
               ---------------------------------------------------------------------------------
        1,200  First Merchants Corp.                                                                      30,900
               ---------------------------------------------------------------------------------
        3,904  First Michigan Bank Corp.                                                          $      105,408
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        2,400  First Midwest Bancorp, Inc.                                                                67,200
               ---------------------------------------------------------------------------------
        3,250  First National Bancorp                                                                     90,594
               ---------------------------------------------------------------------------------
           49  First Union Corp.                                                                           2,432
               ---------------------------------------------------------------------------------
        4,100  First Union Real Estate Equity                                                             29,212
               ---------------------------------------------------------------------------------
          900  First United Bancshares                                                                    36,000
               ---------------------------------------------------------------------------------
        1,135  First Western Bancorp, Inc.                                                                37,739
               ---------------------------------------------------------------------------------
        3,400  FirstBank Puerto Rico                                                                      65,875
               ---------------------------------------------------------------------------------
        2,100  (a)FirstFed Financial Corp.                                                                32,550
               ---------------------------------------------------------------------------------
        3,350  FirstFed Michigan Corp.                                                                   113,062
               ---------------------------------------------------------------------------------
        2,000  Firstbank Illinois Co.                                                                     59,000
               ---------------------------------------------------------------------------------
        7,500  Firstmerit Corp.                                                                          202,500
               ---------------------------------------------------------------------------------
        2,000  Foremost Corp.                                                                             91,000
               ---------------------------------------------------------------------------------
          900  Forest City Enterprises, Inc., Class A                                                     33,300
               ---------------------------------------------------------------------------------
        2,550  Fort Wayne National Corp.                                                                  79,687
               ---------------------------------------------------------------------------------
        2,910  Fremont General Corp.                                                                      84,390
               ---------------------------------------------------------------------------------
        1,905  Frontier Insurance Group, Inc.                                                             54,531
               ---------------------------------------------------------------------------------
        6,192  Fulton Financial Corp.                                                                    134,676
               ---------------------------------------------------------------------------------
        1,700  (a)Fund American Enterprises, Inc.                                                        117,300
               ---------------------------------------------------------------------------------
        2,400  Gables Residential Trust                                                                   51,600
               ---------------------------------------------------------------------------------
        4,302  Gainsco, Inc.                                                                              37,105
               ---------------------------------------------------------------------------------
        3,100  Gallagher (Arthur J.) & Co.                                                               109,662
               ---------------------------------------------------------------------------------
          300  (a)General Acceptance Corp.                                                                 7,950
               ---------------------------------------------------------------------------------
        5,500  General Growth Properties, Inc.                                                           110,687
               ---------------------------------------------------------------------------------
        9,140  (a)Glendale Federal Bank                                                                  146,240
               ---------------------------------------------------------------------------------
        4,900  Glimcher Realty Trust                                                                      88,200
               ---------------------------------------------------------------------------------
        3,500  Great Financial Corp.                                                                      71,750
               ---------------------------------------------------------------------------------
        3,000  (a)Greater New York Savings Bank                                                   $       36,000
               ---------------------------------------------------------------------------------
        1,200  (a)Gryphon Holdings, Inc.                                                                  18,750
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        3,100  Guaranty National Corp.                                                                    44,175
               ---------------------------------------------------------------------------------
        1,900  (a)HCC Insurance Holdings, Inc.                                                            66,025
               ---------------------------------------------------------------------------------
        4,072  HGI Realty, Inc.                                                                           90,093
               ---------------------------------------------------------------------------------
        1,600  Hancock Holding Co.                                                                        57,200
               ---------------------------------------------------------------------------------
        1,400  Harleysville Group, Inc.                                                                   38,500
               ---------------------------------------------------------------------------------
        1,355  Harleysville National Corp.                                                                35,569
               ---------------------------------------------------------------------------------
          600  Harris Savings Bank, PA                                                                    11,400
               ---------------------------------------------------------------------------------
        3,000  Hawkeye Bancorporation                                                                     72,375
               ---------------------------------------------------------------------------------
        2,600  Health Care REIT, Inc.                                                                     48,750
               ---------------------------------------------------------------------------------
        2,900  Healthcare Realty Trust, Inc.                                                              58,362
               ---------------------------------------------------------------------------------
        1,100  Heritage Financial Services, Inc.                                                          20,625
               ---------------------------------------------------------------------------------
        4,200  Highwoods Properties, Inc.                                                                111,825
               ---------------------------------------------------------------------------------
        3,300  Hilb Rogal & Hamilton Co.                                                                  45,375
               ---------------------------------------------------------------------------------
        2,700  Home Beneficial Corp., Class B                                                             65,475
               ---------------------------------------------------------------------------------
        5,527  Home Financial Corp.                                                                       84,287
               ---------------------------------------------------------------------------------
        1,300  Homeland Bankshares Corp.                                                                  36,075
               ---------------------------------------------------------------------------------
        5,000  Horace Mann Educators Corp.                                                               133,125
               ---------------------------------------------------------------------------------
        2,915  Hubco, Inc.                                                                                58,300
               ---------------------------------------------------------------------------------
        2,600  IBS Financial Corp.                                                                        41,600
               ---------------------------------------------------------------------------------
        5,800  IRT Property Co.                                                                           55,100
               ---------------------------------------------------------------------------------
        1,700  ISB Financial Corp.                                                                        28,475
               ---------------------------------------------------------------------------------
        2,106  (a)Imperial Bancorp                                                                        46,858
               ---------------------------------------------------------------------------------
        2,025  (a)Imperial Credit Industries, Inc.                                                        29,362
               ---------------------------------------------------------------------------------
        2,200  Independent Insurance Group, Inc.                                                          56,925
               ---------------------------------------------------------------------------------
        2,300  (a)Insignia Financial Group, Inc., Class A                                                 62,100
               ---------------------------------------------------------------------------------
        3,200  Integon Corp.                                                                      $       52,400
               ---------------------------------------------------------------------------------
        1,800  Inter Regional Financial Group, Inc.                                                       63,225
               ---------------------------------------------------------------------------------
          800  Intercontinental Bank                                                                      23,500
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        1,800  (a)Interpool, Inc.                                                                         28,800
               ---------------------------------------------------------------------------------
          800  (a)Investment Technology Group, Inc.                                                        7,400
               ---------------------------------------------------------------------------------
        3,200  Irvine Apartment Communities, Inc.                                                         57,200
               ---------------------------------------------------------------------------------
          700  Irwin Financial Corp.                                                                      26,600
               ---------------------------------------------------------------------------------
        2,200  JDN Realty Corp.                                                                           44,825
               ---------------------------------------------------------------------------------
        2,900  JP Realty, Inc.                                                                            59,450
               ---------------------------------------------------------------------------------
        1,900  JSB Financial, Inc.                                                                        58,900
               ---------------------------------------------------------------------------------
        1,100  Jefferies Group, Inc.                                                                      43,175
               ---------------------------------------------------------------------------------
        3,400  Jefferson Bankshares, Inc.                                                                 75,225
               ---------------------------------------------------------------------------------
        5,700  John Alden Financial Corp.                                                                118,275
               ---------------------------------------------------------------------------------
          700  Kansas City Life Insurance Co.                                                             35,700
               ---------------------------------------------------------------------------------
        5,266  Keystone Financial, Inc.                                                                  173,778
               ---------------------------------------------------------------------------------
        4,000  (a)Koger Equity, Inc.                                                                      38,500
               ---------------------------------------------------------------------------------
        2,300  Kranzco Realty Trust                                                                       35,075
               ---------------------------------------------------------------------------------
        4,000  LTC Properties, Inc.                                                                       58,000
               ---------------------------------------------------------------------------------
        2,000  Lawyers Title Corp.                                                                        32,750
               ---------------------------------------------------------------------------------
        2,200  Leader Financial Corp.                                                                     78,375
               ---------------------------------------------------------------------------------
        3,075  Legg Mason, Inc.                                                                           88,406
               ---------------------------------------------------------------------------------
        1,200  Liberty Bancorp, Inc.-Oklahoma                                                             43,500
               ---------------------------------------------------------------------------------
        3,400  Liberty Corp.                                                                             113,900
               ---------------------------------------------------------------------------------
          600  (a)Liberty Financial Cos., Inc.                                                            16,650
               ---------------------------------------------------------------------------------
        4,800  Liberty Property Trust                                                                     97,200
               ---------------------------------------------------------------------------------
        2,500  Life Bancorp, Inc.                                                                         38,750
               ---------------------------------------------------------------------------------
        4,100  Life Partners Group, Inc.                                                                  74,312
               ---------------------------------------------------------------------------------
        2,000  Life Re Corp.                                                                      $       41,500
               ---------------------------------------------------------------------------------
        3,500  (a)Life USA Holdings, Inc.                                                                 27,125
               ---------------------------------------------------------------------------------
        6,000  Long Island Bancorp, Inc.                                                                 137,250
               ---------------------------------------------------------------------------------
        2,000  Loyola Capital Corp.                                                                       71,000
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        1,145  MAF Bancorp, Inc.                                                                          28,339
               ---------------------------------------------------------------------------------
        1,796  (a)MAIC Holdings, Inc.                                                                     54,778
               ---------------------------------------------------------------------------------
        2,600  MGI Properties, Inc.                                                                       40,300
               ---------------------------------------------------------------------------------
        1,600  MLF Bancorp, Inc.                                                                          36,000
               ---------------------------------------------------------------------------------
        1,800  MMI Companies, Inc.                                                                        40,275
               ---------------------------------------------------------------------------------
        1,600  Macerich Co. (The)                                                                         32,200
               ---------------------------------------------------------------------------------
        1,600  Magna Bancorp                                                                              46,600
               ---------------------------------------------------------------------------------
        6,200  Magna Group, Inc.                                                                         152,675
               ---------------------------------------------------------------------------------
        5,500  Manufactured Home Communities, Inc.                                                        90,750
               ---------------------------------------------------------------------------------
        1,600  Mark Centers Trust                                                                         17,200
               ---------------------------------------------------------------------------------
        2,850  Mark Twain Bancshares, Inc.                                                               100,463
               ---------------------------------------------------------------------------------
          900  (a)Markel Corp.                                                                            67,050
               ---------------------------------------------------------------------------------
          700  Maryland Federal Bancorp, Inc.                                                             20,650
               ---------------------------------------------------------------------------------
        2,000  McDonald & Co. Investors, Inc.                                                             35,750
               ---------------------------------------------------------------------------------
        1,500  McGrath Rentcorp.                                                                          26,250
               ---------------------------------------------------------------------------------
        4,100  (a)Mego Financial Corp.                                                                    43,563
               ---------------------------------------------------------------------------------
          800  Merchants Bank New York                                                                    24,400
               ---------------------------------------------------------------------------------
        6,400  Merry Land and Investment Co.                                                             134,400
               ---------------------------------------------------------------------------------
          700  Metrobank                                                                                  18,463
               ---------------------------------------------------------------------------------
        1,200  Michigan Financial Corp.                                                                   30,900
               ---------------------------------------------------------------------------------
        3,825  Mid Am, Inc.                                                                               62,634
               ---------------------------------------------------------------------------------
        1,496  Mid American Bancorp                                                                       25,619
               ---------------------------------------------------------------------------------
        2,400  Mid-American Apartment Communities, Inc.                                                   55,200
               ---------------------------------------------------------------------------------
          300  Midland Co.                                                                        $       14,550
               ---------------------------------------------------------------------------------
        3,200  Mills Corp.                                                                                54,800
               ---------------------------------------------------------------------------------
        2,550  Money Stores, Inc.                                                                        102,000
               ---------------------------------------------------------------------------------
        3,375  Morgan Keegan, Inc.                                                                        36,703
               ---------------------------------------------------------------------------------
        1,400  N.S. Bancorp, Inc.                                                                         50,575
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        3,900  NAC Re Corp.                                                                              136,988
               ---------------------------------------------------------------------------------
        1,832  NBT Bancorp, Inc.                                                                          29,770
               ---------------------------------------------------------------------------------
        2,600  (a)National Auto Credit, Inc.                                                              42,250
               ---------------------------------------------------------------------------------
          900  National Bancorp Alaska, Inc.                                                              55,800
               ---------------------------------------------------------------------------------
          800  National City Bancshares, Inc.                                                             37,000
               ---------------------------------------------------------------------------------
        4,050  National Community Bancorp                                                                103,275
               ---------------------------------------------------------------------------------
        2,400  National Golf Properties, Inc.                                                             51,900
               ---------------------------------------------------------------------------------
        3,200  National Health Investors, Inc.                                                            96,000
               ---------------------------------------------------------------------------------
        1,499  National Penn Bancshares, Inc.                                                             39,359
               ---------------------------------------------------------------------------------
        3,800  National Re Holdings Corp.                                                                127,775
               ---------------------------------------------------------------------------------
          500  (a)National Western Life Insurance Co., Class A                                            27,563
               ---------------------------------------------------------------------------------
        4,300  Nationwide Health Properties, Inc.                                                        176,838
               ---------------------------------------------------------------------------------
        1,200  (a)Navigators Group, Inc.                                                                  22,500
               ---------------------------------------------------------------------------------
        2,774  New York Bancorp, Inc.                                                                     55,827
               ---------------------------------------------------------------------------------
        3,400  North American Mortgage Co.                                                                70,125
               ---------------------------------------------------------------------------------
        5,400  North Fork Bancorp, Inc.                                                                  118,125
               ---------------------------------------------------------------------------------
        1,114  North Side Savings Bank                                                                    32,585
               ---------------------------------------------------------------------------------
        3,496  Norwest Corp.                                                                             103,132
               ---------------------------------------------------------------------------------
        1,200  Nymagic, Inc.                                                                              19,200
               ---------------------------------------------------------------------------------
        3,600  Oasis Residential, Inc.                                                                    78,300
               ---------------------------------------------------------------------------------
        3,800  (a)Olympic Financial Ltd.                                                                  69,350
               ---------------------------------------------------------------------------------
        1,400  Omega Financial Corp.                                                                      42,000
               ---------------------------------------------------------------------------------
        3,539  Omega Healthcare Investors                                                         $       89,802
               ---------------------------------------------------------------------------------
        3,195  Onbancorp, Inc.                                                                            95,051
               ---------------------------------------------------------------------------------
        3,380  One Valley Bancorp West Virginia, Inc.                                                    112,385
               ---------------------------------------------------------------------------------
        3,156  Orion Capital Corp.                                                                       129,396
               ---------------------------------------------------------------------------------
        1,100  (a)Oxford Resources Corp., Class A                                                         28,875
               ---------------------------------------------------------------------------------
        3,800  PHH Corp.                                                                                 166,250
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        2,000  PXRE Corp.                                                                                 51,000
               ---------------------------------------------------------------------------------
        3,300  Paragon Group, Inc.                                                                        56,925
               ---------------------------------------------------------------------------------
        1,000  Park National Corp.                                                                        45,250
               ---------------------------------------------------------------------------------
        4,600  Penncorp Financial Group, Inc.                                                            109,825
               ---------------------------------------------------------------------------------
        1,700  Pennsylvania Real Estate Investment Trust                                                  34,213
               ---------------------------------------------------------------------------------
        1,565  People First Corp.                                                                         34,234
               ---------------------------------------------------------------------------------
        1,900  Peoples Bank Bridgeport                                                                    37,525
               ---------------------------------------------------------------------------------
        3,600  Peoples Heritage Financial Group                                                           68,400
               ---------------------------------------------------------------------------------
        1,750  Pikeville National Corp.                                                                   34,125
               ---------------------------------------------------------------------------------
          700  Pinnacle Banc Group, Inc.                                                                  21,613
               ---------------------------------------------------------------------------------
        4,800  Pioneer Group, Inc.                                                                       126,000
               ---------------------------------------------------------------------------------
        3,900  Piper Jaffray Cos., Inc.                                                                   46,313
               ---------------------------------------------------------------------------------
        1,100  Poe & Brown, Inc.                                                                          26,813
               ---------------------------------------------------------------------------------
        4,000  Post Properties, Inc.                                                                     120,000
               ---------------------------------------------------------------------------------
        7,620  (a)Premier Bancorp, Inc.                                                                  159,068
               ---------------------------------------------------------------------------------
        5,200  Presidential Life Corp.                                                                    49,400
               ---------------------------------------------------------------------------------
        6,100  (a)Price Enterprises, Inc.                                                                 88,450
               ---------------------------------------------------------------------------------
        1,900  Price REIT, Inc.                                                                           55,575
               ---------------------------------------------------------------------------------
        2,000  Prime Residential, Inc.                                                                    35,000
               ---------------------------------------------------------------------------------
        6,500  Protective Life Corp.                                                                     185,250
               ---------------------------------------------------------------------------------
        1,900  Provident Bancorp, Inc.                                                                    80,275
               ---------------------------------------------------------------------------------
        1,375  Provident Bankshares Corp.                                                         $       41,938
               ---------------------------------------------------------------------------------
        1,150  Queens County Bancorp, Inc.                                                                46,000
               ---------------------------------------------------------------------------------
        3,132  Quick & Reilly Group, Inc.                                                                 74,385
               ---------------------------------------------------------------------------------
        2,800  RCSB Financial, Inc.                                                                       62,300
               ---------------------------------------------------------------------------------
        5,500  RFS Hotel Investors, Inc.                                                                  83,188
               ---------------------------------------------------------------------------------
        1,300  RLI Corp.                                                                                  30,388
               ---------------------------------------------------------------------------------
        2,800  ROC Communities, Inc.                                                                      63,000
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        6,400  RPS Realty Trust                                                                           27,200
               ---------------------------------------------------------------------------------
          700  RS Financial Corp.                                                                         27,125
               ---------------------------------------------------------------------------------
        2,950  Raymond James Financial, Inc.                                                              63,425
               ---------------------------------------------------------------------------------
        2,100  Real Estate Investment Trust of California                                                 35,963
               ---------------------------------------------------------------------------------
        4,400  Realty Income Corp.                                                                        86,350
               ---------------------------------------------------------------------------------
        1,500  Regency Realty Corp.                                                                       25,500
               ---------------------------------------------------------------------------------
          950  (a)Regional Acceptance Corp.                                                                9,738
               ---------------------------------------------------------------------------------
        3,800  Reinsurance Group of America                                                              130,625
               ---------------------------------------------------------------------------------
        2,200  Reliance Bancorp, Inc.                                                                     31,900
               ---------------------------------------------------------------------------------
        9,200  Reliance Group Holdings, Inc.                                                              67,850
               ---------------------------------------------------------------------------------
        3,474  Republic Bancorp, Inc.                                                                     44,294
               ---------------------------------------------------------------------------------
        1,956  (a)Resource Bancshares Mortgage Group, Inc.                                                30,318
               ---------------------------------------------------------------------------------
        4,500  Resource Mortgage Capital, Inc.                                                            84,938
               ---------------------------------------------------------------------------------
        4,600  (a)Riggs National Corp.                                                                    60,375
               ---------------------------------------------------------------------------------
        1,800  River Forest Bancorp                                                                       41,400
               ---------------------------------------------------------------------------------
        8,600  (a)Rockefeller Center Properties, Inc.                                                     66,650
               ---------------------------------------------------------------------------------
        8,850  Rollins Truck Leasing Corp.                                                                85,181
               ---------------------------------------------------------------------------------
        7,913  Roosevelt Financial Group, Inc.                                                           127,597
               ---------------------------------------------------------------------------------
        2,600  S & T Bancorp, Inc.                                                                        66,300
               ---------------------------------------------------------------------------------
        1,800  SFFED Corp.                                                                                54,900
               ---------------------------------------------------------------------------------
        2,700  Saul Centers, Inc.                                                                 $       38,813
               ---------------------------------------------------------------------------------
          800  Scor U.S. Corp.                                                                            12,300
               ---------------------------------------------------------------------------------
        2,300  (a)Security Capital Corp.                                                                 125,925
               ---------------------------------------------------------------------------------
        1,900  Security Connecticut Corp.                                                                 49,400
               ---------------------------------------------------------------------------------
        3,200  Selective Insurance Group, Inc.                                                           119,200
               ---------------------------------------------------------------------------------
        1,900  (a)Silicon Valley Bancshares                                                               36,575
               ---------------------------------------------------------------------------------
        2,000  Smith (Charles E.) Residential Realty, Inc.                                                46,500
               ---------------------------------------------------------------------------------
        4,200  South West Property Trust, Inc.                                                            50,925
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        9,532  Sovereign Bancorp, Inc.                                                                    94,129
               ---------------------------------------------------------------------------------
        6,400  Spieker Properties, Inc.                                                                  155,200
               ---------------------------------------------------------------------------------
        1,400  (a)St. Francis Capital Corp.                                                               32,200
               ---------------------------------------------------------------------------------
        4,144  St. Paul Bancorp, Inc.                                                                     99,974
               ---------------------------------------------------------------------------------
        4,200  (a)Standard Financial, Inc.                                                                57,750
               ---------------------------------------------------------------------------------
          900  State Auto Financial Corp.                                                                 19,800
               ---------------------------------------------------------------------------------
        1,250  Stewart Information Services Corp.                                                         25,781
               ---------------------------------------------------------------------------------
        7,200  Storage Equities, Inc.                                                                    132,300
               ---------------------------------------------------------------------------------
        1,900  (a)Storage Trust Realty                                                                    37,288
               ---------------------------------------------------------------------------------
          900  Student Loan Corp.                                                                         28,350
               ---------------------------------------------------------------------------------
          900  Suffolk Bancorp                                                                            31,500
               ---------------------------------------------------------------------------------
          600  Sumitomo Bank California                                                                   13,650
               ---------------------------------------------------------------------------------
        7,520  Summit Bancorporation                                                                     213,380
               ---------------------------------------------------------------------------------
        3,700  Summit Properties, Inc.                                                                    68,450
               ---------------------------------------------------------------------------------
        2,100  Sun Communities, Inc.                                                                      52,238
               ---------------------------------------------------------------------------------
        2,325  Susquehanna Bankshares, Inc.                                                               66,844
               ---------------------------------------------------------------------------------
        2,000  (a)T R Financial Corp.                                                                     49,500
               ---------------------------------------------------------------------------------
        1,200  (a)TFC Enterprises, Inc.                                                                   12,600
               ---------------------------------------------------------------------------------
        1,200  Tanger Factory Outlet Centers, Inc.                                                        28,200
               ---------------------------------------------------------------------------------
        6,900  Taubman Centers, Inc.                                                              $       66,413
               ---------------------------------------------------------------------------------
        3,600  The Trust Company of New Jersey                                                            47,700
               ---------------------------------------------------------------------------------
        2,700  Thornburg Mortgage Asset Co.                                                               40,163
               ---------------------------------------------------------------------------------
          750  Tompkins County Trust Co.                                                                  25,500
               ---------------------------------------------------------------------------------
        3,500  Town & Country Trust                                                                       44,625
               ---------------------------------------------------------------------------------
        2,500  Trans Financial Bancorp, Inc.                                                              42,500
               ---------------------------------------------------------------------------------
        1,600  (a)Transnational Re Corp., Class A                                                         35,800
               ---------------------------------------------------------------------------------
        1,400  Trenwick Group, Inc.                                                                       70,000
               ---------------------------------------------------------------------------------
        2,400  Trinet Corporate Realty Trust, Inc.                                                        64,200
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        3,978  Trustco Bank Corp.                                                                         85,527
               ---------------------------------------------------------------------------------
        6,000  Trustmark Corp.                                                                           117,000
               ---------------------------------------------------------------------------------
        2,400  Tucker Properties Corp.                                                                    22,200
               ---------------------------------------------------------------------------------
        2,200  U.S. Trust Corp.                                                                          106,700
               ---------------------------------------------------------------------------------
        3,590  UMB Financial Corp.                                                                       153,473
               ---------------------------------------------------------------------------------
        3,300  (a)UST Corp.                                                                               44,963
               ---------------------------------------------------------------------------------
        2,700  United Bankshares, Inc.                                                                    81,000
               ---------------------------------------------------------------------------------
        3,300  United Carolina Bancshares                                                                118,800
               ---------------------------------------------------------------------------------
        5,180  United Companies Financial Corp.                                                          146,335
               ---------------------------------------------------------------------------------
          300  United Countrys Bancorporation                                                             63,300
               ---------------------------------------------------------------------------------
       11,600  United Dominion Realty Trust, Inc.                                                        159,500
               ---------------------------------------------------------------------------------
        1,100  United Fire & Casualty Co.                                                                 38,225
               ---------------------------------------------------------------------------------
        6,500  (a)United Insurance Cos., Inc.                                                            110,500
               ---------------------------------------------------------------------------------
        2,000  Universal Health Realty Trust, Inc.                                                        33,250
               ---------------------------------------------------------------------------------
        3,000  Urban Shopping Centers, Inc.                                                               63,750
               ---------------------------------------------------------------------------------
        1,200  Usbancorp, Inc.                                                                            38,700
               ---------------------------------------------------------------------------------
        8,000  Valley National Bancorp                                                                   195,000
               ---------------------------------------------------------------------------------
        1,900  Vallicorp Holdings, Inc.                                                                   24,700
               ---------------------------------------------------------------------------------
        1,100  Vermont Financial Services Corp.                                                   $       34,925
               ---------------------------------------------------------------------------------
        2,500  Vesta Insurance Group, Inc.                                                               100,938
               ---------------------------------------------------------------------------------
        1,200  Victoria Bankshares, Inc.                                                                  34,500
               ---------------------------------------------------------------------------------
        3,100  Walden Residential Properties, Inc.                                                        56,963
               ---------------------------------------------------------------------------------
        2,300  Washington National Corp.                                                                  52,325
               ---------------------------------------------------------------------------------
        7,100  Washington Real Estate Investment Trust                                                   105,613
               ---------------------------------------------------------------------------------
        1,577  (a)Waterhouse Investment Services, Inc.                                                    31,146
               ---------------------------------------------------------------------------------
        3,900  Webb (Del) Corp.                                                                           80,925
               ---------------------------------------------------------------------------------
        1,240  Webster Financial Corp. Waterbury                                                          31,620
               ---------------------------------------------------------------------------------
        1,700  Weeks Corp.                                                                                39,100
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               ---------------------------------------------------------------------------------
        3,850  Wellsford Residential Properties                                                           76,038
               ---------------------------------------------------------------------------------
        1,600  Wesbanco, Inc.                                                                             46,400
               ---------------------------------------------------------------------------------
        2,000  WestAmerica Bancorporation                                                                 80,000
               ---------------------------------------------------------------------------------
        2,048  Westcorp, Inc.                                                                             34,304
               ---------------------------------------------------------------------------------
        3,800  Western Investment Real Estate Trust                                                       42,275
               ---------------------------------------------------------------------------------
        7,300  Western National Corp.                                                                    100,375
               ---------------------------------------------------------------------------------
        1,200  (a)White River Corp.                                                                       41,700
               ---------------------------------------------------------------------------------
        3,325  Whitney Holding Corp.                                                                     103,075
               ---------------------------------------------------------------------------------
          600  Winthrop Resources Corp.                                                                   10,050
               ---------------------------------------------------------------------------------
        4,200  World Acceptance Corp.                                                                     54,600
               ---------------------------------------------------------------------------------
        2,400  Zenith National Insurance Corp.                                                            55,800
               ---------------------------------------------------------------------------------
        3,300  Zions Bancorp                                                                             228,525
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  27,312,457
               ---------------------------------------------------------------------------------  --------------
               HEALTH SERVICES--3.5%
               ---------------------------------------------------------------------------------
        1,500  (a)Access Health, Inc.                                                                     46,687
               ---------------------------------------------------------------------------------
          900  (a)Advantage Health Corp.                                                                  30,600
               ---------------------------------------------------------------------------------
        4,800  (a)AmeriSource Health Corp., Class A                                                      130,800
               ---------------------------------------------------------------------------------
          300  (a)American HomePatient, Inc.                                                      $        7,275
               ---------------------------------------------------------------------------------
        3,000  (a)American Medical Response                                                               86,625
               ---------------------------------------------------------------------------------
        2,100  (a)Apogee, Inc.                                                                            18,375
               ---------------------------------------------------------------------------------
        6,300  (a)Applied Bioscience International, Inc.                                                  40,162
               ---------------------------------------------------------------------------------
        9,921  (a)Apria Healthcare Group, Inc.                                                           214,542
               ---------------------------------------------------------------------------------
        1,200  (a)Arbor Health Care Co.                                                                   20,400
               ---------------------------------------------------------------------------------
        1,800  Bindley Western Industries, Inc.                                                           28,125
               ---------------------------------------------------------------------------------
          800  (a)Champion Healthcare Corp.                                                                5,450
               ---------------------------------------------------------------------------------
        6,400  (a)Charter Medical Corp.                                                                  115,200
               ---------------------------------------------------------------------------------
        1,100  (a)ClinTrials, Inc.                                                                        22,275
               ---------------------------------------------------------------------------------
        3,000  (a)Coastal Physician Group, Inc.                                                           39,375
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               HEALTH SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        4,300  (a)Community Health Systems, Inc.                                                         136,525
               ---------------------------------------------------------------------------------
        9,800  (a)Community Psychiatric Centers                                                          106,575
               ---------------------------------------------------------------------------------
        8,900  (a)Coram Healthcare Corp.                                                                  35,600
               ---------------------------------------------------------------------------------
        7,200  (a)Coventry Corp.                                                                         141,300
               ---------------------------------------------------------------------------------
          900  (a)CyCare System, Inc.                                                                     27,900
               ---------------------------------------------------------------------------------
        1,400  (a)EmCare Holdings, Inc.                                                                   32,200
               ---------------------------------------------------------------------------------
        5,200  (a)Forum Group, Inc.                                                                       38,675
               ---------------------------------------------------------------------------------
        3,694  (a)Foxmeyer Health Corp.                                                                   84,038
               ---------------------------------------------------------------------------------
        1,800  (a)GMIS, Inc.                                                                              20,700
               ---------------------------------------------------------------------------------
        3,300  (a)Genesis Health Ventures, Inc.                                                           95,287
               ---------------------------------------------------------------------------------
        4,762  (a)GranCare, Inc.                                                                          69,644
               ---------------------------------------------------------------------------------
        2,400  (a)Gulf South Medical Supplies, Inc.                                                       49,800
               ---------------------------------------------------------------------------------
          500  (a)HCIA, Inc.                                                                              13,625
               ---------------------------------------------------------------------------------
        1,750  (a)Health Management Systems, Inc.                                                         56,000
               ---------------------------------------------------------------------------------
        1,800  (a)Health Management, Inc.                                                                 20,475
               ---------------------------------------------------------------------------------
        1,100  (a)HealthWise of America, Inc.                                                             32,450
               ---------------------------------------------------------------------------------
       10,908  (a)Horizon/CMS Healthcare Corp.                                                    $      220,887
               ---------------------------------------------------------------------------------
        2,300  (a)Inphynet Medical Management, Inc.                                                       41,400
               ---------------------------------------------------------------------------------
        4,400  Integrated Health Services, Inc.                                                          100,650
               ---------------------------------------------------------------------------------
          500  Labone, Inc.                                                                                5,750
               ---------------------------------------------------------------------------------
        6,100  (a)Lincare Holdings, Inc.                                                                 151,738
               ---------------------------------------------------------------------------------
        3,700  (a)Living Centers of America, Inc.                                                         95,738
               ---------------------------------------------------------------------------------
        4,600  (a)Mariner Health Group, Inc.                                                              44,850
               ---------------------------------------------------------------------------------
        3,900  (a)Maxicare Health Plans, Inc.                                                             67,763
               ---------------------------------------------------------------------------------
        1,800  (a)Medic Computer Systems, Inc.                                                            95,850
               ---------------------------------------------------------------------------------
        2,000  (a)Multicare Cos., Inc.                                                                    37,500
               ---------------------------------------------------------------------------------
       14,700  (a)NovaCare, Inc.                                                                          91,875
               ---------------------------------------------------------------------------------
        4,300  Omnicare, Inc.                                                                            155,875
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               HEALTH SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        9,100  (a)Ornda Healthcorp                                                                       160,388
               ---------------------------------------------------------------------------------
          900  (a)Orthodontic Centers of America, Inc.                                                    28,800
               ---------------------------------------------------------------------------------
        6,175  Owens & Minor, Inc.                                                                        73,328
               ---------------------------------------------------------------------------------
        1,000  (a)PHP Healthcare Corp.                                                                    42,375
               ---------------------------------------------------------------------------------
        1,900  (a)Pacific Physician Services, Inc.                                                        30,163
               ---------------------------------------------------------------------------------
        2,500  (a)Patterson Dental Co.                                                                    62,500
               ---------------------------------------------------------------------------------
        1,000  (a)Phamis, Inc.                                                                            25,250
               ---------------------------------------------------------------------------------
        2,400  (a)Pharmaceutical Marketing Services                                                       27,600
               ---------------------------------------------------------------------------------
        7,575  (a)Phycor, Inc.                                                                           278,381
               ---------------------------------------------------------------------------------
        3,000  (a)Physician Computer Network, Inc.                                                        20,625
               ---------------------------------------------------------------------------------
        1,900  (a)Physician Reliance Network, Inc.                                                        63,175
               ---------------------------------------------------------------------------------
        3,500  (a)Physician Sales & Service, Inc.                                                         56,875
               ---------------------------------------------------------------------------------
        1,500  (a)Physicians Health Services, Inc., Class A                                               49,875
               ---------------------------------------------------------------------------------
        3,500  (a)Quantum Health Research, Inc.                                                           37,188
               ---------------------------------------------------------------------------------
        2,600  (a)Regency Health Services, Inc.                                                           24,375
               ---------------------------------------------------------------------------------
        2,200  (a)Renal Treatment Centers, Inc.                                                   $       79,200
               ---------------------------------------------------------------------------------
          800  (a)Res-Care, Inc.                                                                          13,200
               ---------------------------------------------------------------------------------
        1,700  (a)RightCHOICE Managed Care, Inc., Class A                                                 21,675
               ---------------------------------------------------------------------------------
        2,000  (a)Rotech Medical Corp.                                                                    45,500
               ---------------------------------------------------------------------------------
        1,000  Seafield Capital Corp.                                                                     35,500
               ---------------------------------------------------------------------------------
        2,500  (a)Sierra Health Services, Inc.                                                            71,563
               ---------------------------------------------------------------------------------
        1,200  (a)Sullivan Dental Products, Inc.                                                          11,700
               ---------------------------------------------------------------------------------
          900  (a)Summit Care Corp.                                                                       18,675
               ---------------------------------------------------------------------------------
        8,024  (a)Sun Healthcare Group, Inc.                                                              95,285
               ---------------------------------------------------------------------------------
        1,500  (a)Synetic, Inc.                                                                           34,875
               ---------------------------------------------------------------------------------
        4,900  (a)Systemed, Inc.                                                                          30,013
               ---------------------------------------------------------------------------------
        1,600  (a)TheraTx, Inc.                                                                           18,000
               ---------------------------------------------------------------------------------
        7,200  (a)Unilab Corp.                                                                            22,500
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               HEALTH SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        1,300  (a)United American Healthcare Corp.                                                        14,300
               ---------------------------------------------------------------------------------
          550  United Wisconsin Services, Inc.                                                            13,681
               ---------------------------------------------------------------------------------
        3,100  (a)Universal Health Services, Inc., Class B                                               116,250
               ---------------------------------------------------------------------------------
          600  (a)Vitalink Pharmacy Services, Inc.                                                        10,800
               ---------------------------------------------------------------------------------
        4,850  (a)Vivra, Inc.                                                                            160,050
               ---------------------------------------------------------------------------------
        1,200  (a)Wellcare Management Group, Inc.                                                         28,800
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   4,699,026
               ---------------------------------------------------------------------------------  --------------
               HEALTH TECHNOLOGY--5.2%
               ---------------------------------------------------------------------------------
        3,000  A. L. Pharma, Inc., Class A                                                                72,000
               ---------------------------------------------------------------------------------
        3,666  ADAC Laboratories                                                                          43,534
               ---------------------------------------------------------------------------------
        6,000  (a)AMSCO International, Inc.                                                               96,000
               ---------------------------------------------------------------------------------
        3,600  ATS Medical, Inc.                                                                          28,350
               ---------------------------------------------------------------------------------
        4,900  (a)Acuson Corp.                                                                            56,962
               ---------------------------------------------------------------------------------
        1,200  (a)Advanced Magnetics, Inc.                                                                32,400
               ---------------------------------------------------------------------------------
        3,000  (a)Advanced Technology Labs, Inc.                                                  $       54,000
               ---------------------------------------------------------------------------------
        7,200  (a)Advanced Tissue Sciences, Inc., Class A                                                 64,800
               ---------------------------------------------------------------------------------
        2,100  (a)Agouron Pharmaceuticals, Inc.                                                           54,600
               ---------------------------------------------------------------------------------
        5,500  (a)Alliance Pharmaceutical Corp.                                                           66,000
               ---------------------------------------------------------------------------------
        4,200  (a)Amylin Pharmaceuticals, Inc.                                                            30,975
               ---------------------------------------------------------------------------------
        1,200  (a)Aphton Corp.                                                                            11,400
               ---------------------------------------------------------------------------------
        5,500  (a)Athena Neurosciences, Inc.                                                              51,562
               ---------------------------------------------------------------------------------
        6,000  Ballard Medical Products                                                                  103,500
               ---------------------------------------------------------------------------------
          700  (a)Barr Laboratories, Inc.                                                                 15,225
               ---------------------------------------------------------------------------------
        1,300  (a)Bio Rad Laboratories, Inc., Class A                                                     49,400
               ---------------------------------------------------------------------------------
        9,700  (a)Bio-Technology General Corp.                                                            31,525
               ---------------------------------------------------------------------------------
        7,200  (a)Biocontrol Technology, Inc.                                                             45,675
               ---------------------------------------------------------------------------------
        1,300  Biocraft Laboratories, Inc.                                                                20,150
               ---------------------------------------------------------------------------------
        2,800  (a)CNS, Inc.                                                                               29,400
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               HEALTH TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        1,600  (a)CONMED Corp.                                                                            56,000
               ---------------------------------------------------------------------------------
        1,600  (a)Carrington Laboratories, Inc.                                                           30,000
               ---------------------------------------------------------------------------------
        5,100  Carter Wallace, Inc.                                                                       53,550
               ---------------------------------------------------------------------------------
        3,200  (a)Cellpro, Inc.                                                                           37,200
               ---------------------------------------------------------------------------------
        5,100  (a)Cephalon, Inc.                                                                         153,000
               ---------------------------------------------------------------------------------
        2,800  (a)Circon Corp.                                                                            63,700
               ---------------------------------------------------------------------------------
        2,100  Collagen Corp.                                                                             37,800
               ---------------------------------------------------------------------------------
        5,600  (a)Columbia Laboratories, Inc.                                                             38,150
               ---------------------------------------------------------------------------------
        1,751  (a)Copley Pharmaceutical                                                                   28,235
               ---------------------------------------------------------------------------------
        4,300  (a)Cor Therapeutics, Inc.                                                                  44,612
               ---------------------------------------------------------------------------------
        3,100  (a)Cygnus, Inc.                                                                            50,762
               ---------------------------------------------------------------------------------
        4,300  (a)Cytel Corp.                                                                             22,037
               ---------------------------------------------------------------------------------
        7,200  (a)Cytogen Corp.                                                                           25,650
               ---------------------------------------------------------------------------------
        3,500  (a)Daig Corp.                                                                      $       77,875
               ---------------------------------------------------------------------------------
        3,100  (a)Datascope Corp.                                                                         73,625
               ---------------------------------------------------------------------------------
        2,400  Diagnostic Products Corp.                                                                  88,800
               ---------------------------------------------------------------------------------
        2,900  (a)Dura Pharmaceuticals, Inc.                                                              84,825
               ---------------------------------------------------------------------------------
        2,100  (a)Duramed Pharmaceuticals, Inc.                                                           32,550
               ---------------------------------------------------------------------------------
        2,400  (a)EP Technologies, Inc.                                                                   29,700
               ---------------------------------------------------------------------------------
        1,900  (a)Empi, Inc.                                                                              42,275
               ---------------------------------------------------------------------------------
        4,070  (a)Enzo Biochem, Inc.                                                                      64,611
               ---------------------------------------------------------------------------------
        2,700  (a)Epitope, Inc.                                                                           37,125
               ---------------------------------------------------------------------------------
        1,800  (a)Fresenius USA, Inc.                                                                     29,475
               ---------------------------------------------------------------------------------
        5,100  (a)Gilead Sciences, Inc.                                                                   99,450
               ---------------------------------------------------------------------------------
        5,100  (a)Haemonetics Corp.                                                                       96,262
               ---------------------------------------------------------------------------------
          491  (a)Healthdyne Technologies, Inc.                                                            5,278
               ---------------------------------------------------------------------------------
        2,600  (a)Heart Technology, Inc.                                                                  74,100
               ---------------------------------------------------------------------------------
        1,900  (a)Human Genome Sciences, Inc.                                                             37,287
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               HEALTH TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        1,800  (a)I-Stat Corp.                                                                            55,800
               ---------------------------------------------------------------------------------
        6,547  ICN Pharmaceuticals, Inc.                                                                 134,213
               ---------------------------------------------------------------------------------
        5,600  (a)ICOS Corp.                                                                              32,200
               ---------------------------------------------------------------------------------
        7,100  (a)IDEXX Laboratories, Inc.                                                               289,325
               ---------------------------------------------------------------------------------
        1,600  (a)IGI, Inc.                                                                               17,400
               ---------------------------------------------------------------------------------
        3,700  (a)Immulogic Pharmaceutical Corp.                                                          43,475
               ---------------------------------------------------------------------------------
        4,000  (a)Immunex Corp.                                                                           51,000
               ---------------------------------------------------------------------------------
        1,900  (a)InControl, Inc.                                                                         33,250
               ---------------------------------------------------------------------------------
        1,300  (a)Inbrand Corp.                                                                           18,200
               ---------------------------------------------------------------------------------
        1,200  (a)Incyte Pharmaceuticals, Inc.                                                            24,900
               ---------------------------------------------------------------------------------
        5,800  (a)Interneuron Pharmaceuticals                                                             86,275
               ---------------------------------------------------------------------------------
        5,400  Invacare Corp.                                                                            136,350
               ---------------------------------------------------------------------------------
        4,300  (a)Isis Pharmaceuticals, Inc.                                                      $       43,537
               ---------------------------------------------------------------------------------
        4,000  (a)Isolyser Co., Inc.                                                                      71,500
               ---------------------------------------------------------------------------------
        3,400  Kinetic Concepts, Inc.                                                                     37,825
               ---------------------------------------------------------------------------------
        1,500  Life Technologies, Inc.                                                                    36,750
               ---------------------------------------------------------------------------------
        2,992  (a)Ligand Pharmaceuticals, Inc., Class B                                                   23,562
               ---------------------------------------------------------------------------------
        6,100  (a)Liposome Co., Inc.                                                                      93,788
               ---------------------------------------------------------------------------------
          800  (a)Lunar Corp.                                                                             29,800
               ---------------------------------------------------------------------------------
        1,800  (a)Matrix Pharmaceuticals, Inc.                                                            26,100
               ---------------------------------------------------------------------------------
        1,500  (a)Maxxim Medical, Inc.                                                                    20,813
               ---------------------------------------------------------------------------------
        2,500  (a)Medco Research, Inc.                                                                    29,375
               ---------------------------------------------------------------------------------
        2,300  (a)MediSense, Inc.                                                                         49,163
               ---------------------------------------------------------------------------------
        2,200  (a)Medimmune, Inc.                                                                         23,925
               ---------------------------------------------------------------------------------
        5,000  Mentor Corp.                                                                              110,000
               ---------------------------------------------------------------------------------
        6,076  (a)Nellcor, Inc.                                                                          349,370
               ---------------------------------------------------------------------------------
        1,400  (a)NeoPath, Inc.                                                                           31,500
               ---------------------------------------------------------------------------------
        1,500  (a)Neurogen Corp.                                                                          33,375
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               HEALTH TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        4,400  (a)Nexstar Pharmaceuticals, Inc.                                                           49,500
               ---------------------------------------------------------------------------------
        3,700  (a)North American Biologicals, Inc.                                                        29,600
               ---------------------------------------------------------------------------------
        1,400  (a)Northfield Laboratories, Inc.                                                           19,600
               ---------------------------------------------------------------------------------
        3,200  (a)Noven Pharmaceuticals, Inc.                                                             32,800
               ---------------------------------------------------------------------------------
        2,500  (a)Organogenesis, Inc.                                                                     46,875
               ---------------------------------------------------------------------------------
        1,800  (a)Ostex International, Inc.                                                               36,000
               ---------------------------------------------------------------------------------
        1,350  (a)PDT, Inc.                                                                               51,975
               ---------------------------------------------------------------------------------
        3,800  (a)Pharmaceutical Resources, Inc.                                                          31,350
               ---------------------------------------------------------------------------------
        2,900  (a)Protein Design Laboratories, Inc.                                                       48,575
               ---------------------------------------------------------------------------------
        1,300  (a)Pure Pacific, Inc.                                                                       9,913
               ---------------------------------------------------------------------------------
        1,200  (a)Quintiles Transnational Corp.                                                           77,100
               ---------------------------------------------------------------------------------
        3,400  (a)Regeneron Pharmaceuticals, Inc.                                                 $       43,775
               ---------------------------------------------------------------------------------
        2,100  (a)Research Industries Corp.                                                               57,750
               ---------------------------------------------------------------------------------
        3,500  (a)Resound Corp.                                                                           27,563
               ---------------------------------------------------------------------------------
        3,100  (a)Respironics, Inc.                                                                       67,425
               ---------------------------------------------------------------------------------
        1,400  (a)Rexall Sundown, Inc.                                                                    21,000
               ---------------------------------------------------------------------------------
        2,500  (a)Roberts Pharmaceutical Corp.                                                            48,438
               ---------------------------------------------------------------------------------
        1,600  (a)Safeskin Corp.                                                                          28,800
               ---------------------------------------------------------------------------------
        3,000  (a)SciClone Pharmaceuticals, Inc.                                                          20,625
               ---------------------------------------------------------------------------------
        8,000  (a)Scios Nova, Inc.                                                                        29,000
               ---------------------------------------------------------------------------------
        4,300  (a)Sepracor, Inc.                                                                          72,563
               ---------------------------------------------------------------------------------
        3,900  (a)Sequus Pharmaceuticals, Inc.                                                            46,800
               ---------------------------------------------------------------------------------
        3,900  (a)Sofamor Danek Group, Inc.                                                               95,550
               ---------------------------------------------------------------------------------
        3,700  (a)Somatogen, Inc.                                                                         57,813
               ---------------------------------------------------------------------------------
        2,400  SpaceLabs Medical, Inc.                                                                    61,800
               ---------------------------------------------------------------------------------
        2,900  (a)Staar Surgical Co.                                                                      30,813
               ---------------------------------------------------------------------------------
        4,000  (a)Steris Corp.                                                                           135,000
               ---------------------------------------------------------------------------------
        3,800  (a)Summit Technology, Inc.                                                                169,100
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               HEALTH TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
        3,700  (a)Sunrise Medical, Inc.                                                                   67,063
               ---------------------------------------------------------------------------------
          700  (a)Systemix, Inc.                                                                           9,800
               ---------------------------------------------------------------------------------
        1,100  (a)Target Therapeutics, Inc.                                                               85,250
               ---------------------------------------------------------------------------------
        2,100  (a)Techne Corp.                                                                            44,888
               ---------------------------------------------------------------------------------
        3,300  (a)Technological Medical Products, Inc.                                                    62,700
               ---------------------------------------------------------------------------------
        2,000  (a)Theratech, Inc.                                                                         37,500
               ---------------------------------------------------------------------------------
        7,800  (a)U.S. Bioscience, Inc.                                                                   34,613
               ---------------------------------------------------------------------------------
        3,200  (a)Uromed Corp.                                                                            34,000
               ---------------------------------------------------------------------------------
        2,200  (a)Utah Medical Products, Inc.                                                             30,250
               ---------------------------------------------------------------------------------
        1,900  (a)VISX, Inc.                                                                              42,750
               ---------------------------------------------------------------------------------
        4,600  (a)Ventritex, Inc.                                                                 $       90,275
               ---------------------------------------------------------------------------------
        3,300  (a)Vertex Pharmaceuticals, Inc.                                                            54,450
               ---------------------------------------------------------------------------------
        1,300  Vital Signs, Inc.                                                                          23,725
               ---------------------------------------------------------------------------------
        2,700  (a)Vivus, Inc.                                                                             54,675
               ---------------------------------------------------------------------------------
        6,826  (a)Watson Pharmaceuticals, Inc.                                                           305,464
               ---------------------------------------------------------------------------------
        2,800  West Co., Inc.                                                                             69,300
               ---------------------------------------------------------------------------------
        7,800  (a)Work Recovery, Inc.                                                                     10,238
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   6,908,207
               ---------------------------------------------------------------------------------  --------------
               INDUSTRIAL SERVICES--2.9%
               ---------------------------------------------------------------------------------
        4,200  (a)Air and Water Technology Corp., Class A                                                 21,000
               ---------------------------------------------------------------------------------
        5,900  (a)Allied Waste Industries, Inc.                                                           49,412
               ---------------------------------------------------------------------------------
        8,800  (a)Allwaste, Inc.                                                                          42,900
               ---------------------------------------------------------------------------------
          800  (a)American Buildings Co.                                                                  20,200
               ---------------------------------------------------------------------------------
        6,081  (a)BJ Services Co.                                                                        142,903
               ---------------------------------------------------------------------------------
        1,400  Butler Manufacturing Co.                                                                   41,300
               ---------------------------------------------------------------------------------
        5,400  Camco International, Inc.                                                                 123,525
               ---------------------------------------------------------------------------------
        1,700  (a)Corrpro Cos., Inc.                                                                       9,562
               ---------------------------------------------------------------------------------
        3,700  Dames & Moore, Inc.                                                                        50,412
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               INDUSTRIAL SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        3,500  (a)Destec Energy, Inc.                                                                     49,437
               ---------------------------------------------------------------------------------
        1,400  (a)Dual Drilling Co.                                                                       13,650
               ---------------------------------------------------------------------------------
        2,000  (a)Energy Ventures, Inc.                                                                   38,000
               ---------------------------------------------------------------------------------
        4,700  (a)EnviroSource, Inc.                                                                      12,337
               ---------------------------------------------------------------------------------
          900  (a)Global Industries Ltd.                                                                  23,625
               ---------------------------------------------------------------------------------
        1,700  Granite Construction, Inc.                                                                 48,237
               ---------------------------------------------------------------------------------
        5,600  Helmerich & Payne, Inc.                                                                   144,900
               ---------------------------------------------------------------------------------
        3,000  (a)Hornbeck Offshore Services, Inc.                                                        43,875
               ---------------------------------------------------------------------------------
          800  (a)Horsehead Resource Development, Inc.                                                     4,100
               ---------------------------------------------------------------------------------
        3,800  (a)Input/Output, Inc.                                                              $      142,025
               ---------------------------------------------------------------------------------
        4,701  (a)Insituform Technologies, Inc., Class A                                                  58,761
               ---------------------------------------------------------------------------------
        7,200  (a)International Technology Corp.                                                          19,800
               ---------------------------------------------------------------------------------
        4,700  (a)Jacobs Engineering Group, Inc.                                                         102,812
               ---------------------------------------------------------------------------------
        2,100  (a)Kasler Holding Corp.                                                                    12,075
               ---------------------------------------------------------------------------------
        5,200  (a)Kenetech Corp.                                                                          16,900
               ---------------------------------------------------------------------------------
        3,740  Laidlaw, Inc., Class B                                                                     33,660
               ---------------------------------------------------------------------------------
        1,900  Landauer, Inc.                                                                             37,287
               ---------------------------------------------------------------------------------
        3,300  (a)Landmark Graphics Corp.                                                                 71,775
               ---------------------------------------------------------------------------------
        1,500  Lufkin Industries, Inc.                                                                    27,750
               ---------------------------------------------------------------------------------
        7,400  (a)Marine Drilling Cos., Inc.                                                              27,750
               ---------------------------------------------------------------------------------
        1,500  (a)Mastec, Inc.                                                                            17,813
               ---------------------------------------------------------------------------------
        4,900  (a)Mid-American Waste Systems, Inc.                                                        20,825
               ---------------------------------------------------------------------------------
        2,500  (a)Molten Metal Technology                                                                 96,250
               ---------------------------------------------------------------------------------
        6,900  (a)Morrison Knudsen Corp.                                                                  44,850
               ---------------------------------------------------------------------------------
       18,900  (a)Nabors Industries, Inc.                                                                163,013
               ---------------------------------------------------------------------------------
        2,300  (a)Newpark Resources, Inc.                                                                 36,513
               ---------------------------------------------------------------------------------
       15,800  (a)Noble Drilling Corp.                                                                   110,600
               ---------------------------------------------------------------------------------
        4,300  (a)OHM Corp.                                                                               34,938
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               INDUSTRIAL SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        5,200  (a)Oceaneering International, Inc.                                                         49,400
               ---------------------------------------------------------------------------------
        4,400  (a)Offshore Logistics, Inc.                                                                54,450
               ---------------------------------------------------------------------------------
       12,500  (a)Parker Drilling Co.                                                                     65,625
               ---------------------------------------------------------------------------------
        3,000  (a)Pool Energy Services Co.                                                                27,750
               ---------------------------------------------------------------------------------
        5,300  (a)Pride Petroleum Services, Inc.                                                          46,375
               ---------------------------------------------------------------------------------
        1,000  (a)Prins Recycling Corp.                                                                    9,000
               ---------------------------------------------------------------------------------
        1,800  Production Operations Corp.                                                                54,000
               ---------------------------------------------------------------------------------
        1,300  (a)RPC Energy Services, Inc.                                                               10,075
               ---------------------------------------------------------------------------------
       13,400  (a)Reading & Bates Corp.                                                           $      154,100
               ---------------------------------------------------------------------------------
        3,400  (a)Republic Waste Industries, Inc.                                                         73,100
               ---------------------------------------------------------------------------------
       13,600  (a)Rollins Environmental Services, Inc.                                                    45,900
               ---------------------------------------------------------------------------------
       19,000  (a)Rowan Companies, Inc.                                                                  125,875
               ---------------------------------------------------------------------------------
        3,700  (a)Sanifill, Inc.                                                                         116,550
               ---------------------------------------------------------------------------------
          900  (a)Seacor Holdings, Inc.                                                                   21,825
               ---------------------------------------------------------------------------------
        2,100  (a)Seitel, Inc.                                                                            54,338
               ---------------------------------------------------------------------------------
          400  Sevenson Environmental Services                                                             7,100
               ---------------------------------------------------------------------------------
        2,700  (a)Sithe Energies, Inc.                                                                    19,238
               ---------------------------------------------------------------------------------
        8,200  (a)Smith International, Inc.                                                              131,200
               ---------------------------------------------------------------------------------
        2,100  Stone & Webster, Inc.                                                                      70,613
               ---------------------------------------------------------------------------------
        2,025  (a)Tetra Tech, Inc.                                                                        44,044
               ---------------------------------------------------------------------------------
        2,800  (a)Tetra Technologies, Inc.                                                                37,100
               ---------------------------------------------------------------------------------
          400  (a)Thermo Ecotek Corp.                                                                      5,500
               ---------------------------------------------------------------------------------
          900  (a)Thermo Process Systems, Inc.                                                             9,788
               ---------------------------------------------------------------------------------
          850  Thermo Remediation, Inc.                                                                   12,113
               ---------------------------------------------------------------------------------
          800  Trigen Energy Corp.                                                                        14,000
               ---------------------------------------------------------------------------------
        4,200  (a)Tuboscope Vetco International Corp.                                                     24,675
               ---------------------------------------------------------------------------------
        9,108  (a)USA Waste Services, Inc.                                                               191,268
               ---------------------------------------------------------------------------------
        3,000  (a)United Waste Systems, Inc.                                                             118,500
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               INDUSTRIAL SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        3,900  (a)Varco International, Inc.                                                               35,588
               ---------------------------------------------------------------------------------
       11,339  (a)Weatherford International, Inc.                                                        273,553
               ---------------------------------------------------------------------------------
        2,100  (a)Western Waste Industries                                                                41,475
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,898,890
               ---------------------------------------------------------------------------------  --------------
               MISCELLANEOUS--0.1%
               ---------------------------------------------------------------------------------
          324  Lynx Therapeutic, Inc.                                                                         65
               ---------------------------------------------------------------------------------
        1,600  (a)MedPartners, Inc.                                                                       44,800
               ---------------------------------------------------------------------------------
        2,000  (a)NumereX Corp., Class A                                                          $       11,500
               ---------------------------------------------------------------------------------
        1,200  (a)UniHolding Corp.                                                                         5,400
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                      61,765
               ---------------------------------------------------------------------------------  --------------
               NON-ENERGY MINERALS--2.3%
               ---------------------------------------------------------------------------------
        4,600  (a)AK Steel Holding Corp.                                                                 142,600
               ---------------------------------------------------------------------------------
        3,800  AMCOL International Corp.                                                                  64,125
               ---------------------------------------------------------------------------------
        2,600  (a)Acme Metals, Inc.                                                                       39,325
               ---------------------------------------------------------------------------------
       11,000  (a)Amax Gold, Inc.                                                                         61,875
               ---------------------------------------------------------------------------------
          700  Ameron, Inc.                                                                               23,975
               ---------------------------------------------------------------------------------
       18,300  (a)Armco, Inc.                                                                            112,087
               ---------------------------------------------------------------------------------
        6,400  Birmingham Steel Corp.                                                                     97,600
               ---------------------------------------------------------------------------------
        3,600  Brush Wellman, Inc.                                                                        60,300
               ---------------------------------------------------------------------------------
        4,300  CalMat Co.                                                                                 72,562
               ---------------------------------------------------------------------------------
        3,600  Carpenter Technology Corp.                                                                136,350
               ---------------------------------------------------------------------------------
        2,900  (a)CasTech Aluminum Group, Inc.                                                            40,600
               ---------------------------------------------------------------------------------
        2,800  (a)Centex Construction Products, Inc.                                                      35,350
               ---------------------------------------------------------------------------------
        1,300  Chaparral Steel Co.                                                                        12,837
               ---------------------------------------------------------------------------------
        2,700  Cleveland Cliffs, Inc.                                                                    100,912
               ---------------------------------------------------------------------------------
        3,500  Coeur d'Alene Mines Corp.                                                                  59,062
               ---------------------------------------------------------------------------------
        3,000  (a)Dravo Corp.                                                                             37,125
               ---------------------------------------------------------------------------------
        2,000  (a)Elcor Corp.                                                                             42,000
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               NON-ENERGY MINERALS--CONTINUED
               ---------------------------------------------------------------------------------
        1,500  FMC Gold Co.                                                                                5,812
               ---------------------------------------------------------------------------------
        1,900  (a)Fibreboard Corp.                                                                        45,600
               ---------------------------------------------------------------------------------
        4,059  (a)FirstMiss Gold, Inc.                                                                    73,062
               ---------------------------------------------------------------------------------
        1,700  Florida Rock Industries, Inc.                                                              45,900
               ---------------------------------------------------------------------------------
        2,800  (a)Geneva Steel Co., Class A                                                               20,300
               ---------------------------------------------------------------------------------
        2,200  (a)Giant Cement Holding, Inc.                                                              20,625
               ---------------------------------------------------------------------------------
       10,800  (a)Hecla Mining Co.                                                                $       79,650
               ---------------------------------------------------------------------------------
        2,300  Imco Recycling, Inc.                                                                       49,450
               ---------------------------------------------------------------------------------
        4,000  J&L Specialty Steel, Inc.                                                                  65,500
               ---------------------------------------------------------------------------------
        1,800  (a)Kaiser Aluminum Corp.                                                                   20,250
               ---------------------------------------------------------------------------------
        2,700  Lone Star Industries, Inc.                                                                 61,763
               ---------------------------------------------------------------------------------
        4,000  (a)Lone Star Technologies, Inc.                                                            35,000
               ---------------------------------------------------------------------------------
        3,300  Lukens, Inc.                                                                              101,475
               ---------------------------------------------------------------------------------
       10,400  (a)Magma Copper Co.                                                                       174,200
               ---------------------------------------------------------------------------------
        1,300  (a)Maxxam, Inc.                                                                            48,100
               ---------------------------------------------------------------------------------
        3,600  Medusa Corp.                                                                               90,000
               ---------------------------------------------------------------------------------
        5,100  Minerals Technologies, Inc.                                                               203,363
               ---------------------------------------------------------------------------------
        4,800  (a)National Steel Corp., Class B                                                           63,600
               ---------------------------------------------------------------------------------
        4,500  (a)Northwestern Steel & Wire Co.                                                           33,750
               ---------------------------------------------------------------------------------
        3,700  Oregon Steel Mills                                                                         52,725
               ---------------------------------------------------------------------------------
          900  Puerto Rican Cement Co., Inc.                                                              29,588
               ---------------------------------------------------------------------------------
        3,000  Quanex Corp.                                                                               59,250
               ---------------------------------------------------------------------------------
        1,800  Republic Gypsum Co.                                                                        21,150
               ---------------------------------------------------------------------------------
        2,300  Rouge Steel Co., Class A                                                                   50,025
               ---------------------------------------------------------------------------------
        2,800  (a)Royal Gold, Inc.                                                                        22,400
               ---------------------------------------------------------------------------------
          800  Schnitzer Steel Industries, Inc., Class A                                                  21,200
               ---------------------------------------------------------------------------------
        3,900  (a)Southdown, Inc.                                                                         63,375
               ---------------------------------------------------------------------------------
        3,300  (a)Stillwater Mining Co.                                                                   55,688
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               NON-ENERGY MINERALS--CONTINUED
               ---------------------------------------------------------------------------------
       43,400  (a)Sunshine Mining Co.                                                                     70,525
               ---------------------------------------------------------------------------------
        2,100  Texas Industries, Inc.                                                                    110,513
               ---------------------------------------------------------------------------------
          900  (a)Tremont Corp.                                                                           17,663
               ---------------------------------------------------------------------------------
        2,400  Universal Forest Products, Inc.                                                            22,800
               ---------------------------------------------------------------------------------
        1,300  (a)WCI Steel, Inc.                                                                          6,175
               ---------------------------------------------------------------------------------
        4,900  (a)WHX Corp.                                                                       $       50,838
               ---------------------------------------------------------------------------------
        8,400  (a)Weirton Steel Corp.                                                                     37,800
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,067,800
               ---------------------------------------------------------------------------------  --------------
               PROCESS INDUSTRIES--3.8%
               ---------------------------------------------------------------------------------
          903  AEP Industries, Inc.                                                                       20,317
               ---------------------------------------------------------------------------------
        5,600  Albany International Corp., Class A                                                       116,200
               ---------------------------------------------------------------------------------
          800  Alico, Inc.                                                                                14,000
               ---------------------------------------------------------------------------------
          500  American Filtrona Corp.                                                                    15,875
               ---------------------------------------------------------------------------------
        1,200  American Maize Products Co., Class A                                                       47,550
               ---------------------------------------------------------------------------------
        4,000  Aptargroup, Inc.                                                                          137,000
               ---------------------------------------------------------------------------------
        2,800  BMC Industries, Inc.                                                                      108,150
               ---------------------------------------------------------------------------------
        1,000  Blessings Corp.                                                                            11,750
               ---------------------------------------------------------------------------------
        1,200  Brady (W.H.) Co.                                                                           87,000
               ---------------------------------------------------------------------------------
       14,600  (a)Burlington Industries, Inc.                                                            162,425
               ---------------------------------------------------------------------------------
        1,400  (a)Bush Boake Allen, Inc.                                                                  38,325
               ---------------------------------------------------------------------------------
        6,800  (a)Calgene, Inc.                                                                           43,350
               ---------------------------------------------------------------------------------
        6,400  Calgon Carbon Corp.                                                                        72,800
               ---------------------------------------------------------------------------------
        1,400  Cambrex Corp.                                                                              53,375
               ---------------------------------------------------------------------------------
        4,700  Caraustar Industries, Inc.                                                                 88,125
               ---------------------------------------------------------------------------------
        1,900  Chemed Corp.                                                                               66,500
               ---------------------------------------------------------------------------------
        5,300  Chesapeake Corp.                                                                          162,312
               ---------------------------------------------------------------------------------
        5,500  (a)Cone Mills Corp.                                                                        59,812
               ---------------------------------------------------------------------------------
        3,000  (a)Cytec Industries, Inc.                                                                 164,250
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               PROCESS INDUSTRIES--CONTINUED
               ---------------------------------------------------------------------------------
        1,300  Dekalb Genetics Corp., Class B                                                             55,575
               ---------------------------------------------------------------------------------
        2,200  Delta & Pine Land Co.                                                                      85,250
               ---------------------------------------------------------------------------------
        3,700  Delta Woodside Industries, Inc.                                                            24,050
               ---------------------------------------------------------------------------------
        5,500  Dexter Corp.                                                                              131,313
               ---------------------------------------------------------------------------------
        5,200  Donaldson Company, Inc.                                                            $      126,750
               ---------------------------------------------------------------------------------
        2,000  (a)Embrace Systems Corp.                                                                    1,000
               ---------------------------------------------------------------------------------
        1,700  (a)Energy Conversion Devices, Inc.                                                         28,900
               ---------------------------------------------------------------------------------
        1,000  Fab Industries, Inc.                                                                       29,250
               ---------------------------------------------------------------------------------
        2,000  (a)Fieldcrest Cannon, Inc.                                                                 38,500
               ---------------------------------------------------------------------------------
        4,600  First Mississippi Corp.                                                                    94,300
               ---------------------------------------------------------------------------------
        3,300  (a)Foamex International, Inc.                                                              24,750
               ---------------------------------------------------------------------------------
        3,100  Fuller (H.B.) Co.                                                                          97,650
               ---------------------------------------------------------------------------------
        2,000  Furon Co.                                                                                  31,000
               ---------------------------------------------------------------------------------
        2,600  (a)Galey & Lord, Inc.                                                                      32,500
               ---------------------------------------------------------------------------------
       12,100  (a)Gaylord Container Corp.                                                                 92,262
               ---------------------------------------------------------------------------------
        1,500  (a)Gelman Sciences, Inc.                                                                   32,062
               ---------------------------------------------------------------------------------
        5,800  Geon Co.                                                                                  144,275
               ---------------------------------------------------------------------------------
        3,200  Greif Brothers Corp., Class A                                                              80,400
               ---------------------------------------------------------------------------------
        1,700  Guardsman Products, Inc.                                                                   19,337
               ---------------------------------------------------------------------------------
        2,500  Guilford Mills, Inc.                                                                       55,312
               ---------------------------------------------------------------------------------
        2,463  (a)Intermagnetics General Corp.                                                            44,334
               ---------------------------------------------------------------------------------
        1,700  (a)International Imaging Materials, Inc.                                                   42,925
               ---------------------------------------------------------------------------------
        3,200  (a)Ionics, Inc.                                                                           130,400
               ---------------------------------------------------------------------------------
        7,600  Lawter International, Inc.                                                                 80,750
               ---------------------------------------------------------------------------------
        1,400  Learonal                                                                                   31,850
               ---------------------------------------------------------------------------------
        1,350  Lesco, Inc.                                                                                18,562
               ---------------------------------------------------------------------------------
        4,250  Lilly Industrial, Inc., Class A                                                            54,188
               ---------------------------------------------------------------------------------
        1,100  Liqui Box Corp.                                                                            29,975
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               PROCESS INDUSTRIES--CONTINUED
               ---------------------------------------------------------------------------------
        3,900  (a)Lydall, Inc.                                                                            88,725
               ---------------------------------------------------------------------------------
          500  MacDermid, Inc.                                                                            25,000
               ---------------------------------------------------------------------------------
        3,400  (a)Material Sciences Corp.                                                                 56,525
               ---------------------------------------------------------------------------------
        2,200  (a)McWhorter Technologies, Inc.                                                    $       33,000
               ---------------------------------------------------------------------------------
        2,100  (a)Mercer International, Inc.                                                              48,300
               ---------------------------------------------------------------------------------
        2,000  Midwest Grain Products, Inc.                                                               23,000
               ---------------------------------------------------------------------------------
        1,300  Mine Safety Appliances Co.                                                                 65,975
               ---------------------------------------------------------------------------------
        4,600  Mississippi Chemical Corp.                                                                110,975
               ---------------------------------------------------------------------------------
        1,640  Mosinee Paper Corp.                                                                        40,180
               ---------------------------------------------------------------------------------
        2,900  (a)Mycogen Corp.                                                                           38,788
               ---------------------------------------------------------------------------------
          900  NCH, Corp.                                                                                 48,938
               ---------------------------------------------------------------------------------
        2,600  O'Sullivan Corp.                                                                           28,600
               ---------------------------------------------------------------------------------
        2,800  OM Group, Inc.                                                                             81,200
               ---------------------------------------------------------------------------------
        1,300  Oil-Dri Corp. of America                                                                   18,363
               ---------------------------------------------------------------------------------
        2,150  (a)Osmonics, Inc.                                                                          36,550
               ---------------------------------------------------------------------------------
        3,946  (a)Paxar Corp.                                                                             49,818
               ---------------------------------------------------------------------------------
        1,200  Penwest Ltd.                                                                               30,600
               ---------------------------------------------------------------------------------
        1,100  Petrolite Corp.                                                                            25,850
               ---------------------------------------------------------------------------------
        1,500  (a)Photronic Labs, Inc.                                                                    44,250
               ---------------------------------------------------------------------------------
        2,500  Pittway Corp., Class A                                                                    149,688
               ---------------------------------------------------------------------------------
        3,000  Pope & Talbot, Inc.                                                                        40,500
               ---------------------------------------------------------------------------------
        2,100  Pratt & Lambert, Inc.                                                                      44,363
               ---------------------------------------------------------------------------------
        2,000  Quaker Chemical Corp.                                                                      32,000
               ---------------------------------------------------------------------------------
        4,200  (a)Rexene Corp.                                                                            38,325
               ---------------------------------------------------------------------------------
        6,800  Rock-Tenn Co.                                                                             110,500
               ---------------------------------------------------------------------------------
        1,600  (a)Rogers Corp.                                                                            36,000
               ---------------------------------------------------------------------------------
        1,600  Sealright Co., Inc.                                                                        18,000
               ---------------------------------------------------------------------------------
        3,500  (a)Shorewood Packaging Corp.                                                               58,625
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               PROCESS INDUSTRIES--CONTINUED
               ---------------------------------------------------------------------------------
        5,200  Spartech Corp.                                                                             31,850
               ---------------------------------------------------------------------------------
        1,600  Stepen Chemical Co.                                                                        25,200
               ---------------------------------------------------------------------------------
        8,700  (a)Sterling Chemicals, Inc.                                                        $       69,600
               ---------------------------------------------------------------------------------
        2,000  (a)Stimsonite Corp.                                                                        18,125
               ---------------------------------------------------------------------------------
        2,000  Tejon Ranch Co.                                                                            27,500
               ---------------------------------------------------------------------------------
        1,200  Tuscarora, Inc.                                                                            30,000
               ---------------------------------------------------------------------------------
        2,500  (a)U.S. Can Corp.                                                                          30,625
               ---------------------------------------------------------------------------------
        5,400  (a)Uniroyal Chemical Corp.                                                                 41,175
               ---------------------------------------------------------------------------------
          700  (a)Vallen Corp.                                                                            14,175
               ---------------------------------------------------------------------------------
        5,100  Wausau Paper Mills Co.                                                                    124,950
               ---------------------------------------------------------------------------------
        4,200  (a)WestPoint Stevens, Inc.                                                                 88,725
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,051,099
               ---------------------------------------------------------------------------------  --------------
               PRODUCER MANUFACTURING--6.0%
               ---------------------------------------------------------------------------------
        1,800  (a)ABC Rail Products Corp.                                                                 40,050
               ---------------------------------------------------------------------------------
        2,400  (a)ABT Building Products Corp.                                                             30,900
               ---------------------------------------------------------------------------------
        2,600  (a)ACX Technologies, Inc.                                                                  40,300
               ---------------------------------------------------------------------------------
        1,400  Acme Cleveland Corp.                                                                       30,625
               ---------------------------------------------------------------------------------
        1,100  (a)Acme Electric Co.                                                                        9,487
               ---------------------------------------------------------------------------------
        1,800  Alamo Group, Inc.                                                                          30,825
               ---------------------------------------------------------------------------------
        5,900  Allen Group, Inc.                                                                         144,550
               ---------------------------------------------------------------------------------
        2,000  Allied Products                                                                            42,000
               ---------------------------------------------------------------------------------
        1,700  (a)Alltrista Corp.                                                                         31,875
               ---------------------------------------------------------------------------------
        1,900  Amcast Industrial Corp.                                                                    32,300
               ---------------------------------------------------------------------------------
        1,800  (a)American Superconductor Corp.                                                           18,900
               ---------------------------------------------------------------------------------
        7,500  Ametek, Inc.                                                                              132,187
               ---------------------------------------------------------------------------------
        5,400  (a)Ampal-American Israel Corp., Class A                                                    30,375
               ---------------------------------------------------------------------------------
        1,100  Amtrol, Inc.                                                                               16,775
               ---------------------------------------------------------------------------------
        2,500  Applied Power, Inc., Class A                                                               75,937
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               PRODUCER MANUFACTURING--CONTINUED
               ---------------------------------------------------------------------------------
        5,000  Arvin Industries, Inc.                                                                     88,750
               ---------------------------------------------------------------------------------
        1,700  (a)Astec Industries, Inc.                                                          $       20,187
               ---------------------------------------------------------------------------------
       10,200  (a)Aura System, Inc.                                                                       51,000
               ---------------------------------------------------------------------------------
        1,600  (a)Avondale Industries, Inc.                                                               24,000
               ---------------------------------------------------------------------------------
        5,500  BW/IP Holding, Inc.                                                                        92,125
               ---------------------------------------------------------------------------------
        4,710  Baldor Electric Co.                                                                       113,040
               ---------------------------------------------------------------------------------
        5,300  Belden, Inc.                                                                              127,862
               ---------------------------------------------------------------------------------
        1,100  Blount, Inc., Class A                                                                      47,712
               ---------------------------------------------------------------------------------
        5,200  Borg-Warner Automotive, Inc.                                                              153,400
               ---------------------------------------------------------------------------------
        2,900  Breed Technologies, Inc.                                                                   54,012
               ---------------------------------------------------------------------------------
        1,800  Brenco, Inc.                                                                               20,925
               ---------------------------------------------------------------------------------
        3,800  (a)CMI Corp.                                                                               18,525
               ---------------------------------------------------------------------------------
        2,200  (a)Cable Design Technologies, Class A                                                      72,050
               ---------------------------------------------------------------------------------
        2,200  Cascade Corp.                                                                              30,250
               ---------------------------------------------------------------------------------
          900  (a)Central Sprinkler Corp.                                                                 29,700
               ---------------------------------------------------------------------------------
          900  Charter Power Systems, Inc.                                                                22,500
               ---------------------------------------------------------------------------------
        2,300  (a)Chase Brass Industries, Inc.                                                            30,187
               ---------------------------------------------------------------------------------
        1,000  (a)Cherry Corp., Class B                                                                   13,125
               ---------------------------------------------------------------------------------
          600  (a)Christiana Companies, Inc.                                                              15,825
               ---------------------------------------------------------------------------------
        1,100  (a)Citation Corp.                                                                          20,625
               ---------------------------------------------------------------------------------
       15,900  (a)Collins & Aikman Corp.                                                                 127,200
               ---------------------------------------------------------------------------------
        3,500  Commercial Intertech Corp.                                                                 59,062
               ---------------------------------------------------------------------------------
        2,700  Commercial Metals Corp.                                                                    69,525
               ---------------------------------------------------------------------------------
        2,300  Commonwealth Aluminum Corp.                                                                37,087
               ---------------------------------------------------------------------------------
        1,100  DT Industries, Inc.                                                                        14,575
               ---------------------------------------------------------------------------------
        2,100  (a)Detroit Diesel Corp.                                                                    37,275
               ---------------------------------------------------------------------------------
        1,000  Donnely Corp.                                                                              14,250
               ---------------------------------------------------------------------------------
        1,000  (a)Durakon Industries, Inc.                                                                12,500
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               PRODUCER MANUFACTURING--CONTINUED
               ---------------------------------------------------------------------------------
        4,300  Duriron, Inc.                                                                      $      115,025
               ---------------------------------------------------------------------------------
        1,200  (a)Easco, Inc.                                                                              9,000
               ---------------------------------------------------------------------------------
        2,000  Excel Industries, Inc.                                                                     24,000
               ---------------------------------------------------------------------------------
        1,400  (a)Exide Electronics Group, Inc.                                                           28,700
               ---------------------------------------------------------------------------------
        1,400  (a)Falcon Building Products, Inc.                                                          12,600
               ---------------------------------------------------------------------------------
        7,900  Federal-Mogul Corp.                                                                       141,212
               ---------------------------------------------------------------------------------
        4,100  (a)Figgie International Holdings, Inc., Class A                                            49,200
               ---------------------------------------------------------------------------------
        3,200  Flow International Corp.                                                                   35,600
               ---------------------------------------------------------------------------------
        1,100  Franklin Electronics, Inc.                                                                 34,650
               ---------------------------------------------------------------------------------
        3,600  (a)Fruehauf Trailer Corp.                                                                   6,300
               ---------------------------------------------------------------------------------
        1,400  General Binding Corp.                                                                      26,950
               ---------------------------------------------------------------------------------
        3,200  (a)Gentex Corp.                                                                            71,200
               ---------------------------------------------------------------------------------
          600  (a)Gibraltar Steel Corp.                                                                    7,050
               ---------------------------------------------------------------------------------
        7,700  Giddings & Lewis, Inc.                                                                    124,162
               ---------------------------------------------------------------------------------
          800  Gleason Corp.                                                                              25,500
               ---------------------------------------------------------------------------------
        1,550  Gorman Rupp Co.                                                                            22,281
               ---------------------------------------------------------------------------------
        4,800  Goulds Pumps, Inc.                                                                        114,000
               ---------------------------------------------------------------------------------
        1,850  Graco, Inc.                                                                                62,206
               ---------------------------------------------------------------------------------
        2,500  (a)Great American Management & Investment, Inc.                                            91,250
               ---------------------------------------------------------------------------------
        1,200  Greenbrier Cos., Inc.                                                                      13,050
               ---------------------------------------------------------------------------------
        3,600  Greenfield Industries, Inc.                                                               108,000
               ---------------------------------------------------------------------------------
        6,900  (a)Griffon Corp.                                                                           57,787
               ---------------------------------------------------------------------------------
        3,200  Handy & Harman                                                                             45,200
               ---------------------------------------------------------------------------------
        2,100  Hayes Wheels International, Inc.                                                           55,125
               ---------------------------------------------------------------------------------
        1,700  (a)Holophane Corp.                                                                         45,900
               ---------------------------------------------------------------------------------
        2,500  Hunt Manufacturers Co.                                                                     43,750
               ---------------------------------------------------------------------------------
        1,300  Huntco, Inc., Class A                                                                      16,900
               ---------------------------------------------------------------------------------
        2,800  (a)ICC Technologies, Inc.                                                          $       33,250
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               PRODUCER MANUFACTURING--CONTINUED
               ---------------------------------------------------------------------------------
        4,300  IDEX Corp.                                                                                162,325
               ---------------------------------------------------------------------------------
        3,800  (a)IMO Industries, Inc.                                                                    22,325
               ---------------------------------------------------------------------------------
        5,100  (a)INDRESCO, Inc.                                                                          87,337
               ---------------------------------------------------------------------------------
        2,200  (a)Insilco Corp.                                                                           73,425
               ---------------------------------------------------------------------------------
        4,100  Interface, Inc.                                                                            62,012
               ---------------------------------------------------------------------------------
        4,100  (a)Intermet Corp.                                                                          47,662
               ---------------------------------------------------------------------------------
          600  International Aluminum Corp.                                                               18,225
               ---------------------------------------------------------------------------------
        2,800  JLG Industries, Inc.                                                                       65,800
               ---------------------------------------------------------------------------------
        2,562  (a)Jason, Inc.                                                                             16,653
               ---------------------------------------------------------------------------------
        2,200  (a)Johnstown America Industries, Inc.                                                      10,175
               ---------------------------------------------------------------------------------
        4,200  Juno Lighting, Inc.                                                                        60,900
               ---------------------------------------------------------------------------------
        4,100  Kaman Corp., Class A                                                                       44,075
               ---------------------------------------------------------------------------------
        3,700  Kaydon Corp.                                                                              106,837
               ---------------------------------------------------------------------------------
        3,800  Kimball International, Inc., Class B                                                       96,900
               ---------------------------------------------------------------------------------
        1,000  Kyser Industrial Corp.                                                                     23,375
               ---------------------------------------------------------------------------------
        1,000  (a)Lindsay Manufacturing Co.                                                               35,250
               ---------------------------------------------------------------------------------
        2,800  (a)Littlefuse, Inc.                                                                        91,000
               ---------------------------------------------------------------------------------
          700  (a)MICROS Systems Corp.                                                                    26,075
               ---------------------------------------------------------------------------------
        1,300  MK Rail Corp.                                                                               9,263
               ---------------------------------------------------------------------------------
        4,400  Magnetek, Inc.                                                                             43,450
               ---------------------------------------------------------------------------------
        1,700  Manitowoc, Inc.                                                                            48,238
               ---------------------------------------------------------------------------------
        7,000  Mascotech, Inc.                                                                            71,750
               ---------------------------------------------------------------------------------
        3,000  Masland Corp.                                                                              42,000
               ---------------------------------------------------------------------------------
        5,600  Miller Herman, Inc.                                                                       165,900
               ---------------------------------------------------------------------------------
          600  (a)Miller Industries, Inc.                                                                 12,150
               ---------------------------------------------------------------------------------
        3,800  (a)Mueller Industries, Inc.                                                                89,300
               ---------------------------------------------------------------------------------
        1,700  NACCO Industries, Inc., Class A                                                    $       97,325
               ---------------------------------------------------------------------------------
        1,100  (a)NCI Building System, Inc.                                                               25,575
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               PRODUCER MANUFACTURING--CONTINUED
               ---------------------------------------------------------------------------------
        1,500  NN Ball & Roller, Inc.                                                                     31,125
               ---------------------------------------------------------------------------------
        1,400  Nashua Corp.                                                                               17,675
               ---------------------------------------------------------------------------------
        2,800  (a)Nortek, Inc.                                                                            22,400
               ---------------------------------------------------------------------------------
        4,800  (a)Nu-Kote Holdings, Inc., Class A                                                         99,600
               ---------------------------------------------------------------------------------
        3,900  (a)Oak Industries, Inc.                                                                    81,413
               ---------------------------------------------------------------------------------
        6,100  (a)Omega Environmental, Inc.                                                               24,400
               ---------------------------------------------------------------------------------
        1,800  OshKosh Truck Corp., Class B                                                               25,650
               ---------------------------------------------------------------------------------
        2,500  Pacific Scientific Co.                                                                     52,813
               ---------------------------------------------------------------------------------
        1,900  (a)Park Ohio Industries, Inc.                                                              26,125
               ---------------------------------------------------------------------------------
          200  Penn Engineering & Manufacturing Corp.                                                     16,800
               ---------------------------------------------------------------------------------
        2,700  Ply Gem Industries, Inc.                                                                   46,575
               ---------------------------------------------------------------------------------
        4,550  Precision Castparts Corp.                                                                 162,663
               ---------------------------------------------------------------------------------
        1,207  (a)Raymond Corp.                                                                           24,140
               ---------------------------------------------------------------------------------
        3,900  Regal Beloit Corp.                                                                         70,200
               ---------------------------------------------------------------------------------
        1,500  (a)Reliance Steel & Aluminum Co.                                                           24,938
               ---------------------------------------------------------------------------------
          800  Robbins & Myers, Inc.                                                                      26,800
               ---------------------------------------------------------------------------------
        3,300  Roper Industries, Inc.                                                                    119,625
               ---------------------------------------------------------------------------------
        1,100  (a)SPS Technologies, Inc.                                                                  42,900
               ---------------------------------------------------------------------------------
        2,000  Scotsman Industries, Inc.                                                                  32,500
               ---------------------------------------------------------------------------------
        1,200  (a)Shiloh Industries, Inc.                                                                 13,050
               ---------------------------------------------------------------------------------
        3,600  Simpson Industries, Inc.                                                                   30,150
               ---------------------------------------------------------------------------------
          800  (a)Simpson Manufacturing Co., Inc.                                                         11,900
               ---------------------------------------------------------------------------------
        2,000  Smith (A.O.) Corp.                                                                         41,500
               ---------------------------------------------------------------------------------
        2,400  (a)Spartan Motors, Inc.                                                                    23,100
               ---------------------------------------------------------------------------------
        3,700  (a)Specialty Equipment Cos., Inc.                                                          39,313
               ---------------------------------------------------------------------------------
        3,725  Standard Products Co.                                                              $       57,738
               ---------------------------------------------------------------------------------
        2,800  Standex International Corp.                                                                91,700
               ---------------------------------------------------------------------------------
        1,600  Steel Technologies, Inc.                                                                   15,400
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               PRODUCER MANUFACTURING--CONTINUED
               ---------------------------------------------------------------------------------
        1,700  Synalloy Corp.                                                                             34,850
               ---------------------------------------------------------------------------------
        3,300  TJ International, Inc.                                                                     57,131
               ---------------------------------------------------------------------------------
        3,900  Teleflex, Inc.                                                                            165,263
               ---------------------------------------------------------------------------------
        2,000  Tennant Co.                                                                                49,500
               ---------------------------------------------------------------------------------
        1,800  (a)Thermo Fibertek, Inc.                                                                   28,350
               ---------------------------------------------------------------------------------
        1,200  (a)Thermo Power Corp.                                                                      17,250
               ---------------------------------------------------------------------------------
        2,300  Thomas Industries, Inc.                                                                    50,888
               ---------------------------------------------------------------------------------
        3,000  Titan Wheel International, Inc.                                                            43,500
               ---------------------------------------------------------------------------------
        6,100  (a)Top Source Technologies, Inc.                                                           44,606
               ---------------------------------------------------------------------------------
        1,475  (a)Transpro, Inc.                                                                          16,225
               ---------------------------------------------------------------------------------
        1,200  Tredegar Industries, Inc.                                                                  34,950
               ---------------------------------------------------------------------------------
        3,300  (a)Triangle Pacific Corp.                                                                  52,388
               ---------------------------------------------------------------------------------
        5,540  Triarc Companies, Inc., Class A                                                            52,630
               ---------------------------------------------------------------------------------
        4,300  (a)U.S. Filter Corp.                                                                       99,975
               ---------------------------------------------------------------------------------
        4,900  UNR Industries, Inc.                                                                       41,038
               ---------------------------------------------------------------------------------
        1,500  (a)Ultralife Batteries, Inc.                                                               30,375
               ---------------------------------------------------------------------------------
          800  (a)Union Switch & Signal, Inc.                                                              4,800
               ---------------------------------------------------------------------------------
        1,700  Valmont Industries, Inc.                                                                   41,650
               ---------------------------------------------------------------------------------
        1,215  Varlen Corp.                                                                               32,501
               ---------------------------------------------------------------------------------
        4,250  Wabash National Corp.                                                                     107,844
               ---------------------------------------------------------------------------------
        1,900  Walbro Corp.                                                                               37,050
               ---------------------------------------------------------------------------------
        4,600  Watts Industries, Inc., Class A                                                            94,875
               ---------------------------------------------------------------------------------
        3,000  (a)Wolverine Tube, Inc.                                                                   106,875
               ---------------------------------------------------------------------------------
        2,300  Woodhead Industries, Inc.                                                                  32,775
               ---------------------------------------------------------------------------------
        2,000  Zebra Technologies Co., Class A                                                    $      119,000
               ---------------------------------------------------------------------------------
        3,600  Zero Corp.                                                                                 54,900
               ---------------------------------------------------------------------------------
        2,800  Zurn Industries, Inc.                                                                      70,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   7,992,892
               ---------------------------------------------------------------------------------  --------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               RETAIL TRADE--4.4%
               ---------------------------------------------------------------------------------
          700  (a)American Eagle Outfitters, Inc.                                                          6,825
               ---------------------------------------------------------------------------------
        5,200  (a)Ann Taylor Stores Corp.                                                                 57,200
               ---------------------------------------------------------------------------------
        3,250  Arbor Drugs, Inc.                                                                          59,312
               ---------------------------------------------------------------------------------
        2,050  (a)BMC West Corp.                                                                          28,700
               ---------------------------------------------------------------------------------
        1,900  (a)Baby Superstore, Inc.                                                                   89,775
               ---------------------------------------------------------------------------------
        2,500  Baker (J.), Inc.                                                                           14,375
               ---------------------------------------------------------------------------------
        3,947  (a)Benson Eyecare Corp.                                                                    37,003
               ---------------------------------------------------------------------------------
        7,100  (a)Best Products Co., Inc.                                                                 35,056
               ---------------------------------------------------------------------------------
        3,000  Big B, Inc.                                                                                44,250
               ---------------------------------------------------------------------------------
        1,800  Blair Corp.                                                                                53,100
               ---------------------------------------------------------------------------------
        1,100  (a)Boise Cascade Office Products Corp.                                                     39,737
               ---------------------------------------------------------------------------------
        8,300  (a)Bombay Co., Inc.                                                                        48,762
               ---------------------------------------------------------------------------------
        1,200  (a)Bon-Ton Stores, Inc.                                                                     7,800
               ---------------------------------------------------------------------------------
        2,300  (a)Books-A-Million, Inc.                                                                   29,037
               ---------------------------------------------------------------------------------
        8,400  (a)Borders Group, Inc.                                                                    143,850
               ---------------------------------------------------------------------------------
          400  (a)Buckle, Inc.                                                                             6,500
               ---------------------------------------------------------------------------------
          600  (a)CDW Computer Centers, Inc.                                                              29,100
               ---------------------------------------------------------------------------------
       10,400  CML Group, Inc.                                                                            59,800
               ---------------------------------------------------------------------------------
        3,100  CPI Corp.                                                                                  56,575
               ---------------------------------------------------------------------------------
        3,800  (a)Caldor Corp.                                                                            18,525
               ---------------------------------------------------------------------------------
        3,700  (a)Carson Pirie Scott & Co.                                                                62,437
               ---------------------------------------------------------------------------------
        5,100  Casey's General Stores, Inc.                                                              117,300
               ---------------------------------------------------------------------------------
        6,400  Cash America International, Inc.                                                   $       32,800
               ---------------------------------------------------------------------------------
        5,300  Cato Corp., Class A                                                                        32,462
               ---------------------------------------------------------------------------------
          800  (a)Central Tractor Farm & Country, Inc.                                                     5,400
               ---------------------------------------------------------------------------------
       21,000  Charming Shoppes, Inc.                                                                     60,375
               ---------------------------------------------------------------------------------
        2,900  (a)Chronimed, Inc.                                                                         44,225
               ---------------------------------------------------------------------------------
        5,400  (a)Circle K Corp.                                                                         111,375
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               RETAIL TRADE--CONTINUED
               ---------------------------------------------------------------------------------
        2,700  Claire's Stores, Inc.                                                                      52,987
               ---------------------------------------------------------------------------------
        4,600  (a)CompUSA, Inc.                                                                          175,950
               ---------------------------------------------------------------------------------
        2,900  (a)Compucom System, Inc.                                                                   19,575
               ---------------------------------------------------------------------------------
          300  Dart Group Corp., Class A                                                                  27,375
               ---------------------------------------------------------------------------------
        1,200  Delchamps, Inc.                                                                            21,300
               ---------------------------------------------------------------------------------
        3,550  (a)Designs, Inc.                                                                           24,462
               ---------------------------------------------------------------------------------
        1,100  (a)Discount Auto Parts, Inc.                                                               29,425
               ---------------------------------------------------------------------------------
       11,000  (a)Discovery Zone, Inc.                                                                    38,156
               ---------------------------------------------------------------------------------
        3,600  (a)Dress Barn, Inc.                                                                        35,100
               ---------------------------------------------------------------------------------
        4,400  Duty Free International, Inc.                                                              62,700
               ---------------------------------------------------------------------------------
        4,300  (a)Eagle Hardware & Garden, Inc.                                                           32,787
               ---------------------------------------------------------------------------------
        3,800  Edison Brothers Stores, Inc.                                                               13,775
               ---------------------------------------------------------------------------------
        3,900  (a)Egghead, Inc.                                                                           26,812
               ---------------------------------------------------------------------------------
        3,300  (a)Express Scripts, Inc., Class A                                                         125,400
               ---------------------------------------------------------------------------------
        3,200  (a)Fabri-Centers of America, Class A                                                       47,600
               ---------------------------------------------------------------------------------
        8,800  Family Dollar Stores, Inc.                                                                134,200
               ---------------------------------------------------------------------------------
        3,300  Fays, Inc.                                                                                 26,400
               ---------------------------------------------------------------------------------
       10,300  Fingerhut Companies, Inc.                                                                 140,337
               ---------------------------------------------------------------------------------
        2,700  (a)Friedmans, Inc., Class A                                                                54,675
               ---------------------------------------------------------------------------------
        4,530  (a)General Host Corp.                                                                      22,084
               ---------------------------------------------------------------------------------
        1,648  Genovese Drug Stores, Inc., Class A                                                        16,274
               ---------------------------------------------------------------------------------
        1,400  (a)Goody's Family Clothing, Inc.                                                   $       14,175
               ---------------------------------------------------------------------------------
        4,800  Hancock Fabrics, Inc.                                                                      42,000
               ---------------------------------------------------------------------------------
       10,000  (a)Hanover Direct, Inc.                                                                    16,875
               ---------------------------------------------------------------------------------
        2,250  Haverty Furniture Cos., Inc.                                                               31,219
               ---------------------------------------------------------------------------------
        7,100  Hechinger Co., Class A                                                                     31,062
               ---------------------------------------------------------------------------------
        2,153  (a)Hills Stores Co.                                                                        16,147
               ---------------------------------------------------------------------------------
        4,500  (a)Hollywood Entertainment Corp.                                                          120,375
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               RETAIL TRADE--CONTINUED
               ---------------------------------------------------------------------------------
       12,200  (a)Home Shopping Network, Inc.                                                             99,125
               ---------------------------------------------------------------------------------
        2,200  (a)Inacom Corp.                                                                            22,000
               ---------------------------------------------------------------------------------
        1,600  Ingles Markets, Inc., Class A                                                              16,200
               ---------------------------------------------------------------------------------
        6,300  Intelligent Electronics, Inc.                                                              48,037
               ---------------------------------------------------------------------------------
        2,200  (a)Jenny Craig, Inc.                                                                       20,350
               ---------------------------------------------------------------------------------
        3,700  Lands' End, Inc.                                                                           55,500
               ---------------------------------------------------------------------------------
        2,500  (a)Lechters, Inc.                                                                          23,125
               ---------------------------------------------------------------------------------
        6,700  (a)Levitz Furniture, Inc.                                                                  20,100
               ---------------------------------------------------------------------------------
        1,100  Lillian Vernon Corp.                                                                       14,712
               ---------------------------------------------------------------------------------
        3,500  Longs Drug Stores Corp.                                                                   140,000
               ---------------------------------------------------------------------------------
        5,700  (a)MacFrugal's Bargains CloseOuts, Inc.                                                    67,688
               ---------------------------------------------------------------------------------
        1,400  Medicine Shoppe International, Inc.                                                        60,200
               ---------------------------------------------------------------------------------
        1,350  (a)Mens Wearhouse, Inc.                                                                    52,650
               ---------------------------------------------------------------------------------
        6,000  (a)Meyer (Fred), Inc.                                                                     111,750
               ---------------------------------------------------------------------------------
        3,250  (a)Microage, Inc.                                                                          27,219
               ---------------------------------------------------------------------------------
        1,102  (a)Monro Muffler Brake, Inc.                                                               16,255
               ---------------------------------------------------------------------------------
          900  (a)Movie Gallery, Inc.                                                                     34,650
               ---------------------------------------------------------------------------------
        7,700  (a)Musicland Stores, Inc.                                                                  50,050
               ---------------------------------------------------------------------------------
        2,600  (a)National Media Corp.                                                                    39,000
               ---------------------------------------------------------------------------------
        3,700  Neiman-Marcus Group, Inc.                                                                  63,363
               ---------------------------------------------------------------------------------
        2,600  New Engineers Business Service, Inc.                                               $       50,050
               ---------------------------------------------------------------------------------
          700  (a)O'Reilly Automotive, Inc.                                                               22,925
               ---------------------------------------------------------------------------------
        9,000  (a)Payless Cashway, Inc., Class A                                                          51,750
               ---------------------------------------------------------------------------------
        2,400  (a)Penn Traffic Co.                                                                        26,100
               ---------------------------------------------------------------------------------
        1,900  (a)Petco Animal Supplies, Inc.                                                             53,200
               ---------------------------------------------------------------------------------
        4,700  Petrie Stores Corp.                                                                        13,513
               ---------------------------------------------------------------------------------
        8,895  Pier 1 Imports, Inc.                                                                       85,614
               ---------------------------------------------------------------------------------
        1,800  (a)Proffitts, Inc.                                                                         42,075
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               RETAIL TRADE--CONTINUED
               ---------------------------------------------------------------------------------
          750  Quality Food Centers, Inc.                                                                 15,012
               ---------------------------------------------------------------------------------
        1,500  (a)Regis Corp. Minnesota                                                                   34,125
               ---------------------------------------------------------------------------------
        1,800  (a)Renters Choice, Inc.                                                                    30,150
               ---------------------------------------------------------------------------------
        1,700  (a)Rex Stores Corp.                                                                        28,900
               ---------------------------------------------------------------------------------
        5,500  Ross Stores, Inc.                                                                          86,281
               ---------------------------------------------------------------------------------
        5,400  Ruddick Corp.                                                                              68,850
               ---------------------------------------------------------------------------------
       22,400  (a)Service Merchandise, Inc.                                                              120,400
               ---------------------------------------------------------------------------------
        3,900  Shopko Stores, Inc.                                                                        41,925
               ---------------------------------------------------------------------------------
        2,300  Smart & Final, Inc.                                                                        43,125
               ---------------------------------------------------------------------------------
        4,100  Smith's Food & Drug Centers, Inc., Class B                                                 93,788
               ---------------------------------------------------------------------------------
        2,100  (a)Sportmart, Inc.                                                                         16,013
               ---------------------------------------------------------------------------------
        4,450  (a)Sports & Recreation, Inc.                                                               32,819
               ---------------------------------------------------------------------------------
        3,300  (a)Sports Authority, Inc.                                                                  71,775
               ---------------------------------------------------------------------------------
        1,950  (a)Stein Mart, Inc.                                                                        21,450
               ---------------------------------------------------------------------------------
        1,736  Strawbridge & Clothier, Inc., Class A                                                      32,984
               ---------------------------------------------------------------------------------
        3,100  Sun Television & Appliances                                                                17,050
               ---------------------------------------------------------------------------------
       11,800  (a)Sunglass Hut International, Inc.                                                       321,550
               ---------------------------------------------------------------------------------
          900  (a)Syms Corp.                                                                               6,413
               ---------------------------------------------------------------------------------
        3,000  (a)The Good Guys, Inc.                                                                     31,125
               ---------------------------------------------------------------------------------
        3,000  Tiffany & Co.                                                                      $      130,875
               ---------------------------------------------------------------------------------
        1,200  (a)Today's Man, Inc.                                                                        5,400
               ---------------------------------------------------------------------------------
        1,000  (a)Tractor Supply Co.                                                                      15,750
               ---------------------------------------------------------------------------------
          500  (a)Trak Auto Corp.                                                                          7,500
               ---------------------------------------------------------------------------------
          900  (a)Urban Outfitters, Inc.                                                                  19,575
               ---------------------------------------------------------------------------------
        2,600  (a)Value City Department Stores, Inc.                                                      15,600
               ---------------------------------------------------------------------------------
        6,300  (a)Valuevision International, Inc., Class A                                                33,075
               ---------------------------------------------------------------------------------
        3,900  (a)Venture Stores, Inc.                                                                    14,625
               ---------------------------------------------------------------------------------
        7,500  (a)Waban, Inc.                                                                            117,188
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               RETAIL TRADE--CONTINUED
               ---------------------------------------------------------------------------------
          600  (a)West Marine, Inc.                                                                       18,300
               ---------------------------------------------------------------------------------
        3,100  Whole Foods Market, Inc.                                                                   37,975
               ---------------------------------------------------------------------------------
        4,200  (a)Williams-Sonoma, Inc.                                                                   72,975
               ---------------------------------------------------------------------------------
        7,000  (a)Zale Corp.                                                                             103,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,763,907
               ---------------------------------------------------------------------------------  --------------
               TECHNOLOGY SERVICES--4.4%
               ---------------------------------------------------------------------------------
        3,800  (a)Acxiom Corp.                                                                           114,000
               ---------------------------------------------------------------------------------
        1,456  Adobe System, Inc.                                                                         82,992
               ---------------------------------------------------------------------------------
        1,800  (a)Affiliated Computer Services, Inc., Class A                                             60,300
               ---------------------------------------------------------------------------------
          900  (a)Alternative Resources Corp.                                                             27,900
               ---------------------------------------------------------------------------------
        4,200  (a)AmeriData Technologies, Inc.                                                            45,150
               ---------------------------------------------------------------------------------
        6,000  (a)American Management System, Inc                                                        173,250
               ---------------------------------------------------------------------------------
        1,600  Analysts International Corp.                                                               47,400
               ---------------------------------------------------------------------------------
        1,100  (a)Applix, Inc.                                                                            30,525
               ---------------------------------------------------------------------------------
        3,200  (a)Artisoft, Inc.                                                                          29,600
               ---------------------------------------------------------------------------------
        1,200  (a)Aspen Technologies, Inc.                                                                33,000
               ---------------------------------------------------------------------------------
        2,600  (a)Atria Software, Inc.                                                                    92,950
               ---------------------------------------------------------------------------------
        1,567  (a)Bell Industries, Inc.                                                                   32,907
               ---------------------------------------------------------------------------------
        3,700  (a)Bisys Group, Inc.                                                               $      103,600
               ---------------------------------------------------------------------------------
        1,750  (a)Boole & Babbage, Inc.                                                                   62,562
               ---------------------------------------------------------------------------------
        6,200  (a)Borland International, Inc.                                                             84,475
               ---------------------------------------------------------------------------------
        1,800  (a)Broadway & Seymour, Inc.                                                                29,250
               ---------------------------------------------------------------------------------
        1,400  (a)Business Records Corporation Holdings Co.                                               51,800
               ---------------------------------------------------------------------------------
        1,900  (a)Cambridge Technology Partners, Inc.                                                    107,825
               ---------------------------------------------------------------------------------
        1,200  (a)Cellstar Corp.                                                                          33,300
               ---------------------------------------------------------------------------------
        8,800  (a)Cheyenne Software, Inc.                                                                183,700
               ---------------------------------------------------------------------------------
        1,800  (a)Computer Horizons Corp.                                                                 46,800
               ---------------------------------------------------------------------------------
          800  Computer Language Research, Inc.                                                            9,200
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               TECHNOLOGY SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        2,000  Computer Task Group, Inc.                                                                  34,500
               ---------------------------------------------------------------------------------
       10,900  (a)Computervision Corp.                                                                   128,075
               ---------------------------------------------------------------------------------
        4,300  (a)Continuum, Inc.                                                                        169,312
               ---------------------------------------------------------------------------------
        2,600  (a)Control Data Systems, Inc.                                                              34,450
               ---------------------------------------------------------------------------------
        2,000  (a)Davidson & Associates, Inc.                                                             71,000
               ---------------------------------------------------------------------------------
          800  (a)EPIC Design Technology, Inc.                                                            36,800
               ---------------------------------------------------------------------------------
          950  (a)Edmark Corp.                                                                            40,850
               ---------------------------------------------------------------------------------
        1,400  (a)Excalibur Technologies Corp.                                                            22,050
               ---------------------------------------------------------------------------------
        1,000  (a)Expert Software, Inc.                                                                   20,750
               ---------------------------------------------------------------------------------
        4,200  (a)FTP Software, Inc.                                                                     113,400
               ---------------------------------------------------------------------------------
          700  (a)Firefox Communications, Inc.                                                            12,075
               ---------------------------------------------------------------------------------
          595  First Data Corp., Class                                                                    39,325
               ---------------------------------------------------------------------------------
        2,900  (a)General Magic, Inc.                                                                     36,612
               ---------------------------------------------------------------------------------
        1,600  (a)Gupta Corp.                                                                             11,600
               ---------------------------------------------------------------------------------
        1,600  Henry Jack & Associates, Inc.                                                              34,800
               ---------------------------------------------------------------------------------
        2,700  (a)Hogan Systems, Inc.                                                                     23,962
               ---------------------------------------------------------------------------------
        1,800  (a)Hyperion Software Corp.                                                                 88,650
               ---------------------------------------------------------------------------------
        6,000  (a)Information Resources, Inc.                                                     $       65,250
               ---------------------------------------------------------------------------------
        1,600  (a)Inso Corp.                                                                              57,200
               ---------------------------------------------------------------------------------
        1,200  (a)Integrated Silicon Systems                                                              35,250
               ---------------------------------------------------------------------------------
        1,300  (a)Integrated Systems, Inc.                                                                45,500
               ---------------------------------------------------------------------------------
        3,300  (a)Intersolv, Inc.                                                                         51,975
               ---------------------------------------------------------------------------------
        3,600  (a)Keane, Inc.                                                                             97,200
               ---------------------------------------------------------------------------------
        2,600  (a)Kent Electronics Corp.                                                                 126,750
               ---------------------------------------------------------------------------------
        3,000  MacNeal Schwendler Corp.                                                                   45,750
               ---------------------------------------------------------------------------------
        6,500  (a)Macromedia, Inc.                                                                       240,500
               ---------------------------------------------------------------------------------
          800  (a)Mapinfo Corp.                                                                           16,100
               ---------------------------------------------------------------------------------
        2,100  (a)Marcam Corp.                                                                            31,500
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               TECHNOLOGY SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        3,900  (a)Marshall Industries                                                                    137,475
               ---------------------------------------------------------------------------------
        2,400  (a)McAfee Associates, Inc.                                                                139,800
               ---------------------------------------------------------------------------------
        2,800  (a)Mercury Interactive Corp.                                                               57,400
               ---------------------------------------------------------------------------------
        5,700  (a)Merisel, Inc.                                                                           33,488
               ---------------------------------------------------------------------------------
        1,900  (a)Minnesota Educational Computing Corp.                                                   58,900
               ---------------------------------------------------------------------------------
        4,900  National Data Corp.                                                                       129,850
               ---------------------------------------------------------------------------------
          800  (a)National Instruments Corp.                                                              15,000
               ---------------------------------------------------------------------------------
        6,500  (a)Netmanage, Inc.                                                                        132,438
               ---------------------------------------------------------------------------------
          600  (a)Open Environment Corp.                                                                   5,850
               ---------------------------------------------------------------------------------
        1,000  (a)Orbit Semiconductor, Inc.                                                               11,250
               ---------------------------------------------------------------------------------
        1,600  (a)Peak Technologies Group, Inc.                                                           40,400
               ---------------------------------------------------------------------------------
        2,700  (a)Phoenix Technology, Ltd.                                                                31,388
               ---------------------------------------------------------------------------------
        5,025  Pioneer Standard Electronics, Inc.                                                         69,722
               ---------------------------------------------------------------------------------
        2,900  (a)Platinum Software Corp.                                                                 19,213
               ---------------------------------------------------------------------------------
        6,798  (a)Platinum Technology, Inc.                                                              124,064
               ---------------------------------------------------------------------------------
        1,200  (a)Progress Software Corp.                                                                 78,600
               ---------------------------------------------------------------------------------
        5,000  (a)Quarterdeck Office Systems                                                      $      106,875
               ---------------------------------------------------------------------------------
        1,400  (a)Quickresponse Services, Inc.                                                            35,000
               ---------------------------------------------------------------------------------
        3,200  (a)Racotek, Inc.                                                                           19,600
               ---------------------------------------------------------------------------------
        2,700  (a)Rational Software Corp.                                                                 42,188
               ---------------------------------------------------------------------------------
          700  (a)Remedy Corp.                                                                            30,100
               ---------------------------------------------------------------------------------
        2,850  (a)Safeguard Scientifics, Inc.                                                            128,250
               ---------------------------------------------------------------------------------
        3,500  (a)Santa Cruz Operation, Inc.                                                              20,563
               ---------------------------------------------------------------------------------
        1,800  (a)Security Dynamics Technologies, Inc.                                                    56,700
               ---------------------------------------------------------------------------------
          900  (a)Softdesk, Inc.                                                                          20,925
               ---------------------------------------------------------------------------------
        4,100  (a)Softkey International, Inc.                                                            129,150
               ---------------------------------------------------------------------------------
        1,500  (a)Software Artistry, Inc.                                                                 24,750
               ---------------------------------------------------------------------------------
        6,700  (a)Structural Dynamics Research Corp.                                                     122,275
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               TECHNOLOGY SERVICES--CONTINUED
               ---------------------------------------------------------------------------------
        4,100  System Software Association                                                               126,588
               ---------------------------------------------------------------------------------
        2,900  (a)Systems & Computer Technology Corp.                                                     51,838
               ---------------------------------------------------------------------------------
        2,000  (a)Systemsoft Corp.                                                                        28,750
               ---------------------------------------------------------------------------------
          500  (a)TGV Software, Inc.                                                                       4,500
               ---------------------------------------------------------------------------------
        7,600  (a)Tech Data Corp.                                                                         92,150
               ---------------------------------------------------------------------------------
        3,300  (a)Tivoli Systems, Inc.                                                                   106,013
               ---------------------------------------------------------------------------------
        3,700  (a)Triad Systems Corp.                                                                     20,350
               ---------------------------------------------------------------------------------
        1,200  (a)Veritas Software Corp.                                                                  38,700
               ---------------------------------------------------------------------------------
        3,600  (a)Viewlogic Systems, Inc.                                                                 35,100
               ---------------------------------------------------------------------------------
        1,900  (a)Wall Data, Inc.                                                                         30,875
               ---------------------------------------------------------------------------------
        1,100  (a)Wind River Systems, Inc.                                                                29,700
               ---------------------------------------------------------------------------------
        1,800  (a)Wonderware Corp.                                                                        57,150
               ---------------------------------------------------------------------------------
        2,800  Wyle Labs                                                                                 119,350
               ---------------------------------------------------------------------------------
        1,000  (a)XcelleNet, Inc.                                                                         17,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,793,200
               ---------------------------------------------------------------------------------  --------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               TRANSPORTATION--1.8%
               ---------------------------------------------------------------------------------
        4,700  Airborne Freight Corp.                                                             $      123,375
               ---------------------------------------------------------------------------------
        3,500  Airlines Express International Corp.                                                       72,625
               ---------------------------------------------------------------------------------
        3,000  (a)Alaska Air Group, Inc.                                                                  44,625
               ---------------------------------------------------------------------------------
        8,502  (a)America West Airlines, Inc., Class B                                                   115,840
               ---------------------------------------------------------------------------------
        3,100  American Classic Voyages                                                                   37,200
               ---------------------------------------------------------------------------------
        4,700  (a)American Freightways Corp.                                                              59,925
               ---------------------------------------------------------------------------------
        6,100  American President Cos., Ltd.                                                             147,925
               ---------------------------------------------------------------------------------
          700  (a)Amtran, Inc.                                                                             7,700
               ---------------------------------------------------------------------------------
        4,400  Arnold Industries, Inc.                                                                    71,500
               ---------------------------------------------------------------------------------
          800  (a)Celadon Group, Inc.                                                                      8,400
               ---------------------------------------------------------------------------------
        5,300  Comair Holdings, Inc.                                                                     148,731
               ---------------------------------------------------------------------------------
        3,500  (a)Continental Airlines, Inc., Class B                                                    124,687
               ---------------------------------------------------------------------------------
          700  (a)Covenant Transport, Inc. , Class A                                                       8,925
               ---------------------------------------------------------------------------------
        2,700  Expeditors International Washington, Inc.                                                  70,875
               ---------------------------------------------------------------------------------
          800  Florida East Coast, Inc.                                                                   53,500
               ---------------------------------------------------------------------------------
        3,332  (a)Fritz Companies, Inc.                                                                  116,620
               ---------------------------------------------------------------------------------
        1,682  Frozen Food Express Industries, Inc.                                                       14,928
               ---------------------------------------------------------------------------------
        2,700  Harper Group                                                                               48,600
               ---------------------------------------------------------------------------------
        1,557  (a)Heartland Express, Inc.                                                                 42,234
               ---------------------------------------------------------------------------------
        5,200  Hunt (J.B.) Transportation Services, Inc.                                                  80,600
               ---------------------------------------------------------------------------------
          900  International Shipholding Corp.                                                            21,487
               ---------------------------------------------------------------------------------
        6,300  (a)Kirby Corp.                                                                            103,950
               ---------------------------------------------------------------------------------
          500  (a)Knight Transportation, Inc.                                                              6,875
               ---------------------------------------------------------------------------------
        2,900  (a)Landstar System, Inc.                                                                   76,125
               ---------------------------------------------------------------------------------
        2,000  (a)M.S. Carriers, Inc.                                                                     31,000
               ---------------------------------------------------------------------------------
        6,100  (a)Mesa Airlines, Inc.                                                                     57,950
               ---------------------------------------------------------------------------------
        6,300  (a)OMI Corp.                                                                               36,225
               ---------------------------------------------------------------------------------
        1,000  (a)Old Dominion Freight Lines, Inc.                                                $       10,000
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               TRANSPORTATION--CONTINUED
               ---------------------------------------------------------------------------------
        6,500  Overseas Shipholding Group, Inc.                                                          110,500
               ---------------------------------------------------------------------------------
        1,500  (a)Railtex, Inc.                                                                           31,125
               ---------------------------------------------------------------------------------
        1,700  SkyWest, Inc.                                                                              29,113
               ---------------------------------------------------------------------------------
        2,600  (a)Swift Transportation Co.                                                                42,900
               ---------------------------------------------------------------------------------
        4,950  TNT Freightways Corp.                                                                      89,100
               ---------------------------------------------------------------------------------
        3,400  Tower Air Corp., Inc.                                                                      25,075
               ---------------------------------------------------------------------------------
          600  (a)US Xpress Enterprises, Inc., Class A                                                     5,100
               ---------------------------------------------------------------------------------
        1,000  (a)USA Truck, Inc.                                                                         11,750
               ---------------------------------------------------------------------------------
       14,000  (a)USAir Group, Inc.                                                                      190,750
               ---------------------------------------------------------------------------------
        3,200  Werner Enterprises, Inc.                                                                   60,000
               ---------------------------------------------------------------------------------
        3,600  Worldcorp, Inc.                                                                            31,500
               ---------------------------------------------------------------------------------
        4,800  (a)Yellow Corp.                                                                            63,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   2,432,340
               ---------------------------------------------------------------------------------  --------------
               UTILITIES--5.2%
               ---------------------------------------------------------------------------------
        3,400  (a)American Mobile Satellite Corp.                                                         69,700
               ---------------------------------------------------------------------------------
          800  (a)American Paging, Inc.                                                                    6,100
               ---------------------------------------------------------------------------------
        1,500  Aquarion Co.                                                                               35,250
               ---------------------------------------------------------------------------------
        1,200  Aquila Gas Pipeline Co.                                                                    13,200
               ---------------------------------------------------------------------------------
        4,846  (a)Arch Communications Group, Inc.                                                        131,448
               ---------------------------------------------------------------------------------
        3,700  (a)Associated Group, Inc., Class A                                                         68,450
               ---------------------------------------------------------------------------------
        3,450  Atmos Energy Corp.                                                                         62,962
               ---------------------------------------------------------------------------------
        3,000  Bay State Gas Co.                                                                          75,000
               ---------------------------------------------------------------------------------
        3,200  Black Hills Corp.                                                                          80,400
               ---------------------------------------------------------------------------------
        4,500  (a)C-Tec Corp.                                                                             94,500
               ---------------------------------------------------------------------------------
        2,800  CFW Communications Co.                                                                     50,750
               ---------------------------------------------------------------------------------
        1,400  California Water Service Corp.                                                             46,550
               ---------------------------------------------------------------------------------
        2,000  Cascade Natural Gas Corp.                                                          $       29,750
               ---------------------------------------------------------------------------------
        2,200  (a)Cellular Communications International, Inc.                                             76,450
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               ---------------------------------------------------------------------------------
        2,200  (a)Cellular Communications of Puerto Rico, Inc.                                            63,594
               ---------------------------------------------------------------------------------
        2,305  (a)Centennial Cellular Corp., Class A                                                      42,066
               ---------------------------------------------------------------------------------
        3,900  Central Hudson Gas & Electric Service                                                     119,437
               ---------------------------------------------------------------------------------
        5,000  Central LA Electric Co.                                                                   134,375
               ---------------------------------------------------------------------------------
        7,300  Central Maine Power Co.                                                                   101,287
               ---------------------------------------------------------------------------------
        2,650  Central VT Public Service Corp.                                                            35,775
               ---------------------------------------------------------------------------------
        2,900  Cilcorp, Inc.                                                                             113,100
               ---------------------------------------------------------------------------------
       14,630  (a)Citizens Utilities Co., Class B                                                        162,759
               ---------------------------------------------------------------------------------
        1,900  Colonial Gas Co.                                                                           38,475
               ---------------------------------------------------------------------------------
        2,000  Commonwealth Energy System                                                                 84,750
               ---------------------------------------------------------------------------------
        2,700  (a)Comnet Cellular, Inc.                                                                   67,837
               ---------------------------------------------------------------------------------
        2,000  Connecticut Energy Corp.                                                                   38,750
               ---------------------------------------------------------------------------------
        2,200  Connecticut Natural Gas Corp.                                                              48,950
               ---------------------------------------------------------------------------------
        1,500  Consumers Water Co.                                                                        26,625
               ---------------------------------------------------------------------------------
        3,700  (a)Dial Page, Inc.                                                                         54,575
               ---------------------------------------------------------------------------------
        1,500  E Town                                                                                     41,250
               ---------------------------------------------------------------------------------
        4,500  Eastern Enterprises                                                                       134,437
               ---------------------------------------------------------------------------------
        4,600  Eastern Utilities Association                                                             108,100
               ---------------------------------------------------------------------------------
        3,400  Empire Distribution Electric Co.                                                           62,475
               ---------------------------------------------------------------------------------
        2,200  Energen Corp.                                                                              49,775
               ---------------------------------------------------------------------------------
        1,100  Green Mountain Power Corp.                                                                 29,975
               ---------------------------------------------------------------------------------
        1,200  Hickory Tech Corp.                                                                         37,200
               ---------------------------------------------------------------------------------
        6,500  IES Industries, Inc.                                                                      173,062
               ---------------------------------------------------------------------------------
        1,500  IWC Resources Corp.                                                                        28,500
               ---------------------------------------------------------------------------------
        1,400  (a)Incomnet, Inc.                                                                           5,425
               ---------------------------------------------------------------------------------
        4,450  Indiana Energy, Inc.                                                               $       94,006
               ---------------------------------------------------------------------------------
        1,100  (a)Intercel, Inc.                                                                          20,075
               ---------------------------------------------------------------------------------
        6,833  (a)International Cabletel, Inc.                                                           181,074
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               ---------------------------------------------------------------------------------
        2,200  Interstate Power Co.                                                                       63,800
               ---------------------------------------------------------------------------------
        4,401  K N Energy, Inc.                                                                          112,776
               ---------------------------------------------------------------------------------
        7,900  (a)Kelley Oil & Gas Corp.                                                                  19,750
               ---------------------------------------------------------------------------------
        3,900  Laclede Gas Co.                                                                            79,462
               ---------------------------------------------------------------------------------
        6,800  Lincoln Telecommunications Co.                                                            117,300
               ---------------------------------------------------------------------------------
        6,450  MDU Resources Group, Inc.                                                                 136,256
               ---------------------------------------------------------------------------------
        2,400  Madison Gas & Electric Co.                                                                 79,200
               ---------------------------------------------------------------------------------
        1,700  (a)MetroCall, Inc.                                                                         42,500
               ---------------------------------------------------------------------------------
        1,400  NETCOM On-line Communication Services, Inc.                                                81,550
               ---------------------------------------------------------------------------------
        1,800  NUI Corp.                                                                                  29,475
               ---------------------------------------------------------------------------------
        4,000  New Jersey Resources Corp.                                                                100,000
               ---------------------------------------------------------------------------------
        1,400  North Carolina Natural Gas                                                                 31,325
               ---------------------------------------------------------------------------------
        3,300  Northwest Natural Gas Co.                                                                 105,600
               ---------------------------------------------------------------------------------
        1,700  Northwestern Public Service Co.                                                            45,050
               ---------------------------------------------------------------------------------
        6,100  Oneok, Inc.                                                                               148,688
               ---------------------------------------------------------------------------------
        3,100  Orange & Rockland Utilities, Inc.                                                         108,888
               ---------------------------------------------------------------------------------
        2,500  Otter Tail Power Co.                                                                       85,625
               ---------------------------------------------------------------------------------
        1,100  (a)Palmer Wireless, Inc.                                                                   25,025
               ---------------------------------------------------------------------------------
        1,300  Pennsylvania Enterprises                                                                   45,175
               ---------------------------------------------------------------------------------
        2,300  Philadelphia Suburban Corp.                                                                44,275
               ---------------------------------------------------------------------------------
        6,400  Piedmont Natural Gas, Inc.                                                                140,800
               ---------------------------------------------------------------------------------
        2,525  (a)PriceCellular Corp., Class A                                                            32,825
               ---------------------------------------------------------------------------------
        1,200  (a)ProNet, Inc.                                                                            30,600
               ---------------------------------------------------------------------------------
        9,400  (a)Public Service Co. New Mexico                                                          157,450
               ---------------------------------------------------------------------------------
        4,200  Public Service Co. North Carolina, Inc.                                            $       66,150
               ---------------------------------------------------------------------------------
          500  SJW Corp.                                                                                  17,563
               ---------------------------------------------------------------------------------
        7,500  (a)Seagull Energy Corp.                                                                   128,438
               ---------------------------------------------------------------------------------
        6,700  Sierra Pacific Resources                                                                  156,613
               ---------------------------------------------------------------------------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               ---------------------------------------------------------------------------------
        2,424  South Jersey Industries, Inc.                                                              49,692
               ---------------------------------------------------------------------------------
        2,496  Southeastern Michigan Gas Energy                                                           41,184
               ---------------------------------------------------------------------------------
        1,800  Southern CA Water Co.                                                                      33,975
               ---------------------------------------------------------------------------------
        3,500  Southern Indiana Gas & Electric Co.                                                       118,125
               ---------------------------------------------------------------------------------
        1,311  (a)Southern Union Co.                                                                      26,712
               ---------------------------------------------------------------------------------
        5,300  Southwest Gas Corp.                                                                        80,163
               ---------------------------------------------------------------------------------
        5,700  Southwestern Energy Co.                                                                    71,250
               ---------------------------------------------------------------------------------
          900  St. Joseph Light & Power Co.                                                               28,350
               ---------------------------------------------------------------------------------
        1,000  (a)T-Netix, Inc.                                                                           13,000
               ---------------------------------------------------------------------------------
        2,400  TNP Enterprises, Inc.                                                                      43,500
               ---------------------------------------------------------------------------------
        2,160  (a)Tejas Gas Corp.                                                                        101,250
               ---------------------------------------------------------------------------------
        2,700  (a)Tejas Power Corp., Class A                                                              22,950
               ---------------------------------------------------------------------------------
          900  (a)Transaction Network Services, Inc.                                                      21,150
               ---------------------------------------------------------------------------------
       36,100  (a)Tucson Electric Power Co.                                                              108,300
               ---------------------------------------------------------------------------------
        2,900  (a)U.S. Long Distance Corp.                                                                37,338
               ---------------------------------------------------------------------------------
        7,400  UGI Corp.                                                                                 155,400
               ---------------------------------------------------------------------------------
        2,100  USX-Delhi Group                                                                            18,638
               ---------------------------------------------------------------------------------
        2,800  United Cities Gas Co.                                                                      47,600
               ---------------------------------------------------------------------------------
        3,200  United Illuminating Co.                                                                   121,600
               ---------------------------------------------------------------------------------
        5,336  United Water Resources, Inc.                                                               67,367
               ---------------------------------------------------------------------------------
        3,800  WICOR, Inc.                                                                               112,575
               ---------------------------------------------------------------------------------
        5,400  WPS Resources Corp.                                                                       168,075
               ---------------------------------------------------------------------------------
        5,400  Washington Energy Co.                                                                      99,225
               ---------------------------------------------------------------------------------
        3,600  Western Gas Resources, Inc.                                                        $       56,250
               ---------------------------------------------------------------------------------
          700  (a)Xpedite Systems, Inc.                                                                    9,275
               ---------------------------------------------------------------------------------
        2,300  Yankee Energy Systems, Inc.                                                                49,164
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   6,872,486
               ---------------------------------------------------------------------------------  --------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $106,451,661)                                    115,378,743
               ---------------------------------------------------------------------------------  --------------


FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.4%
------------------------------------------------------------------------------------------------
$     500,000  United States Treasury Bill, 12/14/1995 (AT AMORTIZED COST)                               497,010
               ---------------------------------------------------------------------------------  --------------
(B) REPURCHASE AGREEMENT--13.4%
------------------------------------------------------------------------------------------------
   17,780,000  J.P. Morgan & Co., Inc., 5.90%, dated 10/31/1995, due 11/1/1995 (AT AMORTIZED
               COST)                                                                                  17,780,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $124,728,671)(C)                                $  133,655,753
               ---------------------------------------------------------------------------------  --------------



 * The Fund purchases stock futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the stock market and minimizing trading costs. The total market value of open futures contracts is $17,102,750 at October 31, 1995, which represents 12.9% of net assets. Taking into consideration these open futures contracts, the Fund's effective, total exposure to stocks is 100.1%.

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations. The investments in the repurchase agreement is through participation in a joint accounts with other Federated funds.


(c) The cost of investments for federal tax purposes amounts to $124,764,786. The unrealized appreciation of investments on a federal tax basis amounts to $8,890,967 which is comprised of $19,044,898 appreciation and $10,153,931 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($132,399,160) at October 31, 1995.


The following acronyms are used throughout this portfolio:

BIG--Bond Investors Guaranty
LYNX--Liquid Yield Note Exchangeable
LYONs--Liquid Yield Option Notes
REIT--Real Estate Investment Trust
TRANs--Tax and Revenue Anticipation Notes

(See Notes which are an integral part of the Financial Statements)

FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in repurchase agreements, at amortized cost                            $   17,780,000
---------------------------------------------------------------------------------
Investments in securities, at value                                                   115,875,753
---------------------------------------------------------------------------------  --------------
     Total investments, at amortized cost and value
     (identified cost $124,728,671 and tax cost $124,764,786)                                      $  133,655,753
-------------------------------------------------------------------------------------------------
Income receivable                                                                                          93,673
-------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                             7,552
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                496,588
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           1,938
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     134,255,504
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Payable for investments purchased                                                  $        7,962
---------------------------------------------------------------------------------
Payable for shares redeemed                                                             1,032,656
---------------------------------------------------------------------------------
Payable to bank                                                                           683,247
---------------------------------------------------------------------------------
Payable for daily variation margin                                                         75,800
---------------------------------------------------------------------------------
Accrued expenses                                                                           56,679
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  1,856,344
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 9,932,028 shares outstanding                                                        $  132,399,160
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                    $  116,301,221
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                                        8,037,689
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                                      7,953,218
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       107,032
-------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                              $  132,399,160
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$132,399,160 / 9,932,028 shares outstanding                                                                $13.33
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $  1,426,226
----------------------------------------------------------------------------------------------------
Interest                                                                                                   685,365
----------------------------------------------------------------------------------------------------  ------------
    Total income                                                                                         2,111,591
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Management fee                                                                             $ 540,284
-----------------------------------------------------------------------------------------
Custodian fees                                                                               105,212
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      72,573
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      2,465
-----------------------------------------------------------------------------------------
Auditing fees                                                                                 14,000
-----------------------------------------------------------------------------------------
Legal fees                                                                                     3,832
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     25,448
-----------------------------------------------------------------------------------------
Shareholder services fee                                                                      22,753
-----------------------------------------------------------------------------------------
Share registration costs                                                                      32,099
-----------------------------------------------------------------------------------------
Printing and postage                                                                          34,544
-----------------------------------------------------------------------------------------
Insurance premiums                                                                             4,680
-----------------------------------------------------------------------------------------
Taxes                                                                                            719
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                  8,904
-----------------------------------------------------------------------------------------  ---------
    Total expenses                                                                           867,513
-----------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------------------
  Waiver of management fee                                                                   (56,620)
-----------------------------------------------------------------------------------------  ---------
    Net expenses                                                                                           810,893
----------------------------------------------------------------------------------------------------  ------------
         Net investment income                                                                           1,300,698
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                                   8,050,853
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                               6,189,544
----------------------------------------------------------------------------------------------------  ------------
    Net realized and unrealized gain on investments and futures contracts                               14,240,397
----------------------------------------------------------------------------------------------------  ------------
         Change in net assets resulting from operations                                               $ 15,541,095
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       YEAR ENDED OCTOBER 31,
                                                                                        1995            1994
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------------
Net investment income                                                              $    1,300,698  $      862,785
---------------------------------------------------------------------------------
Net realized gain (loss) on investments and futures contracts ($7,103,741 net
gain and $588,669 net gain, respectively, as computed for federal tax purposes)         8,050,853         687,062
---------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments and futures
contracts                                                                               6,189,544      (2,252,508)
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from operations                                    15,541,095        (702,661)
---------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------------
Distributions from net investment income                                               (1,244,470)       (841,410)
---------------------------------------------------------------------------------
Distributions from net realized gain on investment transactions and futures
contracts                                                                                (588,727)     (5,087,293)
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from distributions to shareholders                 (1,833,197)     (5,928,703)
---------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------------------
Proceeds from sale of shares                                                          111,108,338      72,777,271
---------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                         639,919       1,600,835
---------------------------------------------------------------------------------
Cost of shares redeemed                                                               (91,497,761)    (45,444,941)
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from share transactions                            20,250,496      28,933,165
---------------------------------------------------------------------------------  --------------  --------------
          Change in net assets                                                         33,958,394      22,301,801
---------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------
Beginning of period                                                                    98,440,766      76,138,965
---------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment income of $107,032 and
$50,804, respectively)                                                             $  132,399,160  $   98,440,766
---------------------------------------------------------------------------------  --------------  --------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED MINI-CAP FUND
(FORMERLY, MINI-CAP FUND)
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION


Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.


Effective December 5, 1994, the Board of Trustees ("Trustees") changed the name of the Fund from Mini-Cap Fund to Federated Mini-Cap Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at the prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.
     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account an amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.


     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended October 31, 1995, the Fund had realized gains of $2,026,701 on future contracts. At October 31, 1995, the Fund had outstanding futures contracts as set forth below:

                                                                        UNREALIZED
    EXPIRATION                 CONTRACTS TO                            APPRECIATION
       DATE                   DELIVER/RECEIVE             POSITION    (DEPRECIATION)
--------------------------------------------------------------------------------------
  December 1995     48 Russell 2000 Index Futures           Long        $  (516,005)
  December 1995     104 S&P 400 Index Futures               Long        $  (373,388)
                                                                     -----------------
Net Unrealized Depreciation on Futures Contracts                        $  (889,393)


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                              YEAR ENDED
                                                                                              OCTOBER 31,
                                                                                            1995         1994
Shares sold                                                                                8,827,567    6,201,460
---------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                            52,957      138,183
---------------------------------------------------------------------------------------
Shares redeemed                                                                           (7,400,092)  (3,900,247)
---------------------------------------------------------------------------------------  -----------  -----------
     Net change resulting from share transactions                                          1,480,432    2,439,396
---------------------------------------------------------------------------------------  -----------  -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


MANAGEMENT FEE--Federated Management, the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to .50 of 1% of the Fund's average daily net assets. Under the terms of a sub-management contract between the Manager and the Trust Division of ANB Investment Management and Trust Company (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to .065 of 1% of the Fund's average daily net assets. The Manager may voluntarily choose to waive a portion of its fees. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $22,217 were borne initially by the Manager. The Fund has agreed to reimburse the Manager for the organizational expenses at an annual rate of .005 of 1% of average daily net assets until expenses initially borne are fully reimbursed or the expiration of five years after the Fund's effective date, whichever occurs earlier. For the period ended October 31, 1995, the Fund paid $4,937 pursuant to this agreement.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended October 31, 1995, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  57,513,220
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  40,535,593
---------------------------------------------------------------------------------------------------  -------------


REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED INDEX TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mini-Cap Fund (a portfolio of Federated Index Trust) as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see
page   of this prospectus) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mini-Cap Fund of Federated Index Trust at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP


Pittsburgh, Pennsylvania
December 8, 1995


ADDRESSES
--------------------------------------------------------------------------------

Federated Mini-Cap Fund
                                                                           Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Manager
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Sub-Manager
                    ANB Investment Management                              One North LaSalle Street
                    and Trust Co.                                          Chicago, Illinois 60690
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Ernst & Young LLP                                      One Oxford Centre
                                                                           Pittsburgh, Pennsylvania 15219
-----------------------------------------------------------------------------------------------------------------------


                                        FEDERATED MINI-CAP FUND
                                        (A PORTFOLIO OF FEDERATED INDEX TRUST)

                                        PROSPECTUS

                                        An No-Load, Open-End, Diversified
                                        Management Investment Company

                                        Prospectus dated December 31, 1995


[LOGO] FEDERATED SECURITIES CORP.
       ---------------------------------------------
       Distributor
       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PENNSYLVANIA 15222-3779
                                            [LOGO]

       Cusip 31420E304
       2062305A (12/95)




                           FEDERATED MAX-CAP FUND
                    (A PORTFOLIO OF FEDERATED INDEX TRUST)
                             INSTITUTIONAL SHARES
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

      The Institutional Shares and Institutional Service Shares of Federated Max-Cap Fund (the "Fund") (a portfolio of Federated Index Trust) represent interests in a diversified portfolio of securities. This Statement of Additional Information should be read with the respective prospectus for Institutional Shares and Institutional Service Shares dated December 31, 1995. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated December 31, 1995

Federated Securities Corp.
Distributor
   A subsidiary of Federated Investors
















GENERAL INFORMATION ABOUT THE FUND1

INVESTMENT OBJECTIVE AND POLICIES1

 Types of Investments            1
 When-Issued and Delayed Delivery
  Transactions                   3
 Lending of Portfolio Securities 3
 Reverse Repurchase Agreements   3
 Portfolio Turnover              3
 Investment Limitations          3
FEDERATED INDEX TRUST MANAGEMENT 6

 Fund Ownership                 10
 Trustees Compensation          11
 Trustee Liability              11
MANAGEMENT SERVICES             12

 Managers to the Fund           12
 Management Fees                12
 Other Related Services         12
BROKERAGE TRANSACTIONS          12

OTHER SERVICES                  13

 Custodian and Portfolio
  Recordkeeper                  13
 Transfer Agent                 13
 Independent Auditors           13
PURCHASING SHARES               13


 Distribution Plan (Institutional
  Service Shares)
   and Shareholder Services
  Agreement                     13
 Conversion to Federal Funds    14
DETERMINING NET ASSET VALUE     14

 Determining Market Value of
  Securities                    14
REDEEMING SHARES                14

 Redemption in Kind             14
MASSACHUSETTS PARTNERSHIP LAW   14

TAX STATUS                      15

 The Fund's Tax Status          15
 Shareholders' Tax Status       15
 Capital Gains                  15
TOTAL RETURN                    15

YIELD                           16

PERFORMANCE COMPARISONS         16

ABOUT  FEDERATED INVESTORS      17

STANDARD & POOR'S RATINGS GROUP 17



GENERAL INFORMATION ABOUT THE FUND



   Federated Max-Cap Fund is a portfolio of Federated Index Trust (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. On December 5, 1994, the Trustees changed the name of the Fund from the Max-Cap Fund to the Federated Max-Cap Fund. Shares of the Fund are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares"). This Combined Statement of Additional Information relates to the Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The investment objective cannot be changed without approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the managers, prevailing market conditions warrant.
  MONEY MARKET INSTRUMENTS
     The Fund may invest in the following money market instruments:
        o instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100,000,000,


      or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and
     oprime commercial paper (rated A-1 by Standard and Poor's Ratings
      Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).
  REPURCHASE AGREEMENTS
     When purchasing U.S. government securities pursuant to repurchase agreements, in the event that a defaulting seller of the securities filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's managers to be creditworthy pursuant to guidelines established by the Trustees. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily.
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;


     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
        o The Farm Credit System, including the National Bank for
      Cooperatives,
      Farm Credit Banks, and Banks for Cooperatives;
        o  Federal Home Loan Banks;
        o Farmers Home Administration; and
     oFederal National Mortgage Association
  VARIABLE RATE U.S. GOVERNMENT SECURITIES
     In the case of certain U.S. government securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices.
     Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
  STOCK INDEX FUTURES AND OPTIONS
     The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.
     As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used only as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.
     The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.
     The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.
     The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5-10% of the contract value. This amount is known as "initial margin", and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins", and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because both the initial and variation margin resemble a performance bond or good faith deposit on the contract, they are returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since futures contracts margin does not involve the borrowing of funds to finance the transaction.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
   These transactions are made to secure what is considered to be an
advantageous price or yield for the Fund.         No fees or other expenses,
other than normal transaction costs, are incurred.  However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER
   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended October 31, 1995 and October 31, 1994, the portfolio turnover rate for the Fund was 57% and 2%, respectively.
INVESTMENT LIMITATIONS
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities. However, the Fund may purchase put options on stock index futures, put options on financial futures, and stock index futures contracts.
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures and put options on financial futures, but may obtain such short-term credits as are necessary for the clearance of transactions.
  LENDING CASH OR SECURITIES
        The Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the total value of the Fund's assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or the Declaration of Trust of the Trust.
  UNDERWRITING
     The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer in which the Officers and Trustees of the Trust or the Fund's investment adviser own a substantial financial interest.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure the completion of the reverse repurchase agreements.
     PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the borrowing.
      DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, although it may invest in the marketable securities of companies whose business involves the purchase or sale of real estate or in marketable securities which are secured by real estate or interests in real estate.


  INVESTING IN RESTRICTED SECURITIES
        The Fund will not invest in securities subject to restrictions on resale under the federal securities laws, unless the securities are determined by the Fund's manager to be liquid under criteria established by the Fund's Trustees. The Fund will not invest more than 5% of its total assets in restricted securities.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.
  ACQUIRING SECURITIES
     The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities and repurchase agreements providing for settlement more than seven days after notice.
         INVESTING IN WARRANTS
     The Fund will not invest in warrants.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the past fiscal year and does not expect to do so during the coming fiscal year.
   For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".


FEDERATED INDEX TRUST MANAGEMENT
   Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.




John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  July 28, 1924
Chairman and Trustee
   Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President.


   J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  April 11, 1949
Executive Vice President and Trustee
   President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.




   Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd
571 Hayward Mill Road
Concord, MA
   Birthdate:  May 18, 1922
Trustee
   Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.




   Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
   Birthdate:  October 11, 1932
Trustee
   Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
   Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
   Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.




Peter E. Madden
   70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
   Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
   Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
   Birthdate:  September 14, 1925
Trustee
   Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.




Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
   Birthdate:  June 21, 1935
Trustee
   Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  October 22, 1930
Executive Vice President
   Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
   Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated
Administrative Services; Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  October 26, 1938
Executive Vice President and Secretary
   Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


        * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.


        @ Member of the Executive Committee. The Executive Committee of the Trustees handles the responsibilities of the Trustees between meetings of the Trustees.


As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust;


Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
   As of December 4, 1995, the following shareholders of record owned 5% or more of the Institutional Shares of the Fund: Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 6,818,944 shares (14.19%); University Bank & Trust Co., Palo Alto, CA, owned approximately 2,805,511 shares (5.84%); and Mitra & Co., Milwaukee, WI, owned approximately 5,568,028 shares (11.59%).
   As of December 4, 1995, the following shareholders of record owned 5% or more of the Institutional Service Shares of the Fund: Dai-Ichi Kangyo Bank of CA, Los Angeles, CA, owned approximately 253,789 shares (10.56%); Alltel Corp. Thrift Plan, San Francisco, CA, owned approximately 640,221 shares (26.63%); Chemical Bank as Trustee For Defined Contribution Plans, New York, NY, owned approximately 139,412 shares (5.80%); Univest & Company, Souderton, PA, owned approximately 148,760 shares (6.19%); and SANBARCO, Santa Barbara, CA, owned approximately 306,042 shares (12.73%).


TRUSTEES COMPENSATION


                  AGGREGATE


NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue  $ -0-     $-0- for the Trust  and
Chairman and Trustee          68 other investment companies in the Fund
Complex
J. Christopher Donahue     $ -0-   $-0- for the Trust  and
Exec. Vice. Pres and Trustee       14 other investment companies in the Fund
Complex
Thomas G. Bigley $ -0-     $20,688 for the Trust  and
Trustee                    49 other investment companies in the Fund Complex
John T. Conroy, Jr.        $1,717  $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
William J. Copeland        $1,717  $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
James E. Dowd    $1,717    $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.    $1,573  $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.    $1,717  $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Peter E. Madden  $1,340    $90,563 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Gregor F. Meyer  $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
John E. Murray, Jr.        $2,531  $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex


Wesley W. Posvar $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Marjorie P. Smuts$1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
MANAGEMENT SERVICES

MANAGERS TO THE FUND
The Fund's manager is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
   The Fund's sub-manager is ANB Investment Management and Trust Company ("ANB"). It is a wholly-owned subsidiary of First Chicago Investment Management Company. First Chicago Investment Management Company is a wholly-owned subsidiary of First National Bank of Chicago, which in turn, is a wholly-owned subsidiary of First Chicago Corporation. The sub-manager's directors are Alan F. Delp, J. Stephen Baine, Thomas P. Michaels,
David P. Bogler, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and P.


James Kartalia. The officers of ANB are Alan F. Delp, Chairman, Stephen P. Manus, President, Neil R. Wright, Chief Investment Officer, and Thomas P. Michaels, Secretary and Treasurer.
Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective management contracts.
MANAGEMENT FEES
For its management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services as described in the prospectus, which will be paid by the manager, based on the Fund's average daily net assets.
   For the fiscal years ended October 31, 1995, 1994 and 1993, the manager earned $1,727,669, $1,287,529 and $1,062,278, respectively, of which,
$433,282, $289,795 and $321,440, respectively, was voluntarily waived due to undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
     The manager has undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the management fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the manager will reimburse the Fund for its expenses over the limitation.


     If the Fund's monthly projected operating expenses exceed this limitation, the management fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the manager will be limited, in any single fiscal year, by the amount of the management fee.
     This arrangement is not part of the management contract and may be amended or rescinded in the future.
OTHER RELATED SERVICES
Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
       BROKERAGE TRANSACTIONS

   The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to
the managers and may        include: advice as to the advisability of
investing in               securities; security analysis and reports;
economic studies; industry studies; receipt of quotations for portfolio
evaluations; and        similar services. Research services provided by
brokers and dealers may be used by the managers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The managers and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the
brokerage and        research services provided.  During the fiscal years


ended October 31, 1995, 1994 and 1993, the Fund paid total brokerage commissions of $35,334, $20,905 and $16,910, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Boston, Massachusetts, provides certain accounting and recordkeeping services with respect to the Funds's portfolio investments.
TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.


PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectus under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."
   DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES) AND SHAREHOLDER SERVICES AGREEMENT
   These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
   By adopting the Distribution Plan, (Institutional Service Shares) the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it
may be possible to curb sharp fluctuations in rates of redemption       s and
sales.


   Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
   For the fiscal year ended October 31, 1995, the Fund paid shareholder services fees in the amount of $1,383,122, all of which was waived, for Institutional Shares.
For the fiscal year ended October 31, 1995, payment in the amount of $67,923, of which $56,603 was waived, was made pursuant to the the Distribution Plan for Insitutional Service Shares. In addition, the Fund paid shareholder services fees in the amount of $56,603 for Institutional Service Shares. CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value for each class of Shares is calculated by the Fund are described in the respective prospectus.
DETERMINING MARKET VALUE OF SECURITIES
   Market values of the Fund's portfolio securities are determined as follows:
ofor equity securities, according to the last sale price on a national securities exchange, if available;
oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;


ofor bonds and other fixed income securities, at the last sale price on a
national securities exchange if available,   otherwise as determined by an
independent pricing service;
   o for short-term obligations, according to the mean between bid and asked
prices as furnished by an independent   pricing service or for short-term
obligations with remaining maturities of 60 days or less at the time of
purchase, at   amortized cost; or
ofor all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value stock index futures contracts, options on stock and stock indices and put options on stock index futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value. REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after State Street Bank receives the redemption request. Redemption procedures are explained in the respective prospectus under "Redeeming Institutional Shares" or "Redeeming Institutional Service Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.


Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
    MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into on behalf of the Fund. In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
oderive less than 30% of its gross income from the sale of securities held less than three months;
oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
CAPITAL GAINS
Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

   The Fund's average annual total return for Institutional Shares for the one-year and five-year periods ended October 31, 1995 was 26% and 16.86%, respectively.
   The Fund's average annual total return for Institutional Service Shares for the one-year period ended October 31, 1995 and for the period from August


30, 1993 (date of initial public investment) to October 31, 1995 was 25.52% and 13.73%, respectively.
The average annual total return for each class of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.


YIELD

   The SEC yields for Institutional Shares and for Institutional Service Shares of the Fund for the thirty-day period ended October 31, 1995, were 2.60% and 2.29%, respectively.
The yield for each class of shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
oportfolio quality;
oaverage portfolio maturity;
otype of instruments in which the portfolio is invested;
ochanges in interest rates and market value of portfolio securities;
ochanges in Fund expenses;
othe relative amount of Fund cash flow; and ovarious other factors.
The performance of each class of Shares fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
   Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.
oDOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.
oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for each class of shares may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time.


   ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated Investors has more than 25 years' experience. As of December 31, 1994, Federated Investors managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*


Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *source: Investment Company Institute
STANDARD & POOR'S RATINGS GROUP

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's Ratings Group ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.





                                                              Cusip 31420E106
                                                              Cusip 31420E403
                                                         0032104B (12/95)



                           FEDERATED MID-CAP FUND
                    (A PORTFOLIO OF FEDERATED INDEX TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information should be read with the prospectus of the Fund dated December 31, 1995. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated December 31, 1995
















           FEDERATED SECURITIES CORP.

           DISTRIBUTOR


   A SUBSIDIARY OF FEDERATED INVESTORS


GENERAL INFORMATION ABOUT THE FUND1

INVESTMENT OBJECTIVE AND POLICIES1

 Types of Investments            1
 When-Issued and Delayed Delivery
  Transactions                   3
 Lending of Portfolio Securities 3
 Reverse Repurchase Agreements   3
 Portfolio Turnover              3
 Investment Limitations          3
FEDERATED INDEX TRUST MANAGEMENT 6

 Fund Ownership                 10
 Trustees Compensation          11
 Trustee Liability              11
MANAGEMENT SERVICES             12

 Managers to the Fund           12
 Management Fees                12
 Other Related Services         12
BROKERAGE TRANSACTIONS          12

OTHER SERVICES                  13

 Custodian and Portfolio Recordkeeper
                                13
 Transfer Agent                 13
 Independent Auditors           13
SHAREHOLDER SERVICES AGREEMENT  13

PURCHASING SHARES               13


 Conversion to Federal Funds    13
 Exchanging Securities for Fund
  Shares                        13
DETERMINING NET ASSET VALUE     14

 Determining Market Value of
  Securities                    14
REDEEMING SHARES                14

 Redemption in Kind             14
MASSACHUSETTS PARTNERSHIP LAW   15

TAX STATUS                      15

 The Fund's Tax Status          15
 Shareholders' Tax Status       15
TOTAL RETURN                    15

YIELD                           16

PERFORMANCE COMPARISONS         16

ABOUT  FEDERATED INVESTORS      17

STANDARD & POOR'S RATINGS GROUP 17




GENERAL INFORMATION ABOUT THE FUND

   Federated Mid-Cap Fund (the "Fund") is a portfolio of Federated Index Trust (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. On December 5, 1994, the Trustees changed the name of the Fund from the Mid-Cap Fund to the Federated Mid-Cap Fund.
INVESTMENT OBJECTIVE AND POLICIES

   The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
   In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the sub-manager, prevailing market conditions warrant.
  MONEY MARKET INSTRUMENTS
     The Fund may invest in the following money market instruments:
        o instruments of domestic banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and


     oprime commercial paper (rated A-1 by Standard and Poor's Ratings Group,
      Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).
  REPURCHASE AGREEMENTS
        The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's sub-manager to be creditworthy pursuant to guidelines established by the Trustees.
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or


     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
        o The Farm Credit System, including the National Bank for
      Cooperatives,
      Farm Credit Banks, and Banks for Cooperatives;
        o Federal Home Loan Banks;
        o Farmers Home Administration; and
     oFederal National Mortgage Association.
         STOCK INDEX FUTURES AND OPTIONS
     The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.
        As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used only as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.


     The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.
     The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.
        The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5%- 10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because the initial margin resembles a performance bond or good faith deposit on the contract, it is returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since the margin employed in futures contracts does not involve the borrowing of funds to finance the transaction.
     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS
     The Fund will not enter into stock index futures contracts to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. Further, the Fund will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund may not enter into stock index futures contracts and options to the extent that the value of such contracts and options would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
   These transactions are made to secure what is considered to be an
advantageous price or yield for the Fund.         No fees or other expenses,


other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.
The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
   When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended October 31, 1995 and October 31, 1994, the portfolio turnover rate for the Fund was 26% and 30%, respectively.
INVESTMENT LIMITATIONS
     INVESTING IN COMMODITIES
        The Fund will not purchase or sell commodities. However, the Fund may purchase stock index futures contracts and put options on stock indices and stock index futures contracts to the extent that not more than 5% of the Fund's total assets are required as initial margin deposit for futures contracts and not more than 20% of the Fund's total net assets are invested in futures contracts and options at any time.


  SELLING SHORT AND BUYING ON MARGIN
        The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts and put options on stock index futures contracts, but may obtain such short-term credits as are necessary for the clearance of transactions.
  LENDING CASH OR SECURITIES
        The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective and policies and the Declaration of Trust of the Trust.
  UNDERWRITING
        The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
         ISSUING SENIOR SECURITIES AND BORROWING MONEY
        The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
     PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. DIVERSIFICATION OF INVESTMENTS
        The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of any one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.
     INVESTING IN REAL ESTATE
        The Fund will not buy or sell real estate, including partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


     INVESTING IN RESTRICTED SECURITIES
        To comply with requirements of a particular state, the Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Security Exchange Act of 1933.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
     INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of operating history, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Fund's manager or sub-manager owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
     INVESTING IN PUT OPTIONS
        The Fund will not purchase put options on securities, other than put options on stock, stock indices and stock index futures contracts, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions and not more than 20% of the Fund's total net assets are invested in put options and future contracts at any time. INVESTING IN MINERALS
        The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
  ACQUIRING SECURITIES
     The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.
     INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities and repurchase agreements providing for settlement more than seven days after notice.
            INVESTING IN WARRANTS
     The Fund will not invest in warrants.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the past fiscal year and does not expect to do so during the coming fiscal year.




FEDERATED INDEX TRUST MANAGEMENT
   Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  July 28, 1924
Chairman and Trustee
   Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President.




   J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  April 11, 1949
Executive Vice President and Trustee
   President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


   Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




James E. Dowd
571 Hayward Mill Road
Concord, MA
   Birthdate:  May 18, 1922
Trustee
   Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


   Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
   Birthdate:  October 11, 1932
Trustee
   Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.




Edward L. Flaherty, Jr.@
   Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
   Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
   70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
   Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
   Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
   Birthdate:  September 14, 1925
Trustee
   Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
   Birthdate:  June 21, 1935
Trustee
   Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  October 22, 1930
Executive Vice President
   Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
   Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated
Administrative Services; Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  October 26, 1938
Executive Vice President and Secretary
   Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


        * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
        @ Member of the Executive Committee. The Executive Committee of the Trustees handles the responsibilities of the Trustees between meetings of the Trustees.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated


GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
   Officers and Trustees own less than 1% of the Fund's outstanding shares.
   As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Dai-Ichi Kangyo Bank of CA, Los


Angeles, CA, owned approximately 380,662 shares (7.61%); Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 420,108 shares (8.40%); CENTBANK & Co., Monroe, LA, owned approximately 354,297 shares (7.08%); Covie & Co., Chicago, IL, owned approximately 260,161 shares (5.20%); FIRNATICIA, Iowa City, IA, owned approximately 342,120 shares, (6.84%); SANBARCO, Santa Barbara, CA, owned approximately 289,351 shares (5.78%); and Mitra & Co., Milwaukee, WI, owned approximately 335,456 shares (6.70%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue  $ -0-     $-0- for the Trust  and
Chairman and Trustee          68 other investment companies in the Fund
Complex
J. Christopher Donahue     $ -0-   $-0- for the Trust  and
Exec. Vice. Pres and Trustee       14 other investment companies in the Fund
Complex
Thomas G. Bigley $ -0-     $20,688 for the Trust  and
Trustee                    49 other investment companies in the Fund Complex
John T. Conroy, Jr.        $1,717  $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
William J. Copeland        $1,717  $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex


James E. Dowd    $1,717    $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.    $1,573  $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.    $1,717  $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Peter E. Madden  $1,340    $90,563 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Gregor F. Meyer  $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
John E. Murray, Jr.        $2,531  $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Wesley W. Posvar $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Marjorie P. Smuts$1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


   MANAGEMENT SERVICES

MANAGERS TO THE FUND
   The Fund's manager is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
   The Fund's sub-manager is ANB Investment Management and Trust Company ("ANB"). It is a wholly-owned subsidiary of First Chicago Investment Management Company. First Chicago Investment Management Company is a wholly-owned subsidiary of First National Bank of Chicago, which in turn, is a wholly-owned subsidiary of First Chicago Corporation. The sub-manager's directors are Alan F. Delp, J. Stephen Baine, Thomas P. Michaels,
David P. Bogler, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and P. James Kartalia. The officers of ANB are Alan F. Delp, Chairman, Stephen P. Manus, President, Neil R. Wright, Chief Investment Officer, and Thomas P. Michaels, Secretary and Treasurer.
Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective management contracts. MANAGEMENT FEES
   For its management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services, which will be paid by the manager, as described in the prospectus.
   For the fiscal years ended October 31, 1995, 1994 and 1993, the manager earned $208,809, $115,033 and $34,031, respectively, of which $106,606,


$115,033 and $34,031 was voluntarily waived in 1995, 1994 and 1993, respectively, because of undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
        The manager has undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the management fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the manager will reimburse the Fund for its expenses over the limitation.
        If the Fund's monthly projected operating expenses exceed this expense limitation, the management fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the manager will be limited, in any single fiscal year, by the amount of the management fee.
     This arrangement is not part of the management contract and may be amended or rescinded in the future.
OTHER RELATED SERVICES
Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
       BROKERAGE TRANSACTIONS

   The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to
the managers and may        include: advice as to the advisability of
investing in               securities; security analysis and reports; economic


studies; industry studies; receipt of quotations for portfolio evaluations;
and        similar services. Research services provided by brokers and dealers may be used by the managers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The managers and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship
to the value of the brokerage and        research services provided.  During
the fiscal years ended October 31, 1995, 1994 and 1993, the Fund paid total brokerage commissions of $45,385, $54,595 and $2,222, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Boston,


Massachusetts, provides certain accounting and recordkeeping services with respect to the Funds's portfolio investments.
TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and, indirectly, to financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal year ended October 31, 1995, the Fund incurred shareholder services fees in the amount of $130,516, of which $107,993 was waived. PURCHASING SHARES

   Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
       CONVERSION TO FEDERAL FUNDS
   It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
   EXCHANGING SECURITIES FOR FUND SHARES
Investors may exchange securities they already own for Fund shares, or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values such securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.


Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
  TAX CONSEQUENCES
     Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
   DETERMINING NET ASSET VALUE

   Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
   Market values of the Fund's portfolio securities are determined as follows:
   o for equity securities, according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
          o for bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
ofor all other securities, at fair value as determined in good faith by the Trustees.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
   The Fund will value stock index futures contracts and options on stocks, stock indices and stock index futures contracts at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.
REDEEMING SHARES

   The Fund redeems shares at the next computed net asset value after State Street Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
   Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part with securities from the Fund's portfolio.
   Such securities will be valued with the same valuation techniques employed in determining net asset value, and the securities will be selected in a manner the Trustees determine to be fair and equitable.
   The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund will redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
   MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
oderive less than 30% of its gross income from the sale of securities held less than three months;
oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.


SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
        Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

   The Fund's average annual total return for the one-year period ended October 31, 1995 and for the period from November 5, 1992 (start of performance) to October 31, 1995, was 20.12% and 12.97% , respectively.
   The average annual total return for the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.


YIELD

   The Fund's SEC yield for the thirty-day period ended October 31, 1995 was
1.65%


   The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
   To the extent that financial institutions and broker/dealers charge fees connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
oportfolio quality;
oaverage portfolio maturity;
otype of instruments in which the portfolio is invested;
ochanges in interest rates and market value of portfolio securities; ochanges in Fund expenses;
othe relative amount of Fund cash flow; and ovarious other factors.
   The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


   Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.
   o RUSSELL 2000 SMALL STOCK INDEX--is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
   o STANDARD & POOR'S DAILY STOCK PRICE INDEXES OF 500 AND 400 COMMON STOCKS- -are composite indexes of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indexes assume reinvestments of all dividends paid by stocks listed on its indexes. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
   o WILSHIRE 5000 EQUITY INDEXES--consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.


oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
   Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.
   ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated Investors has more than 25 years' experience. As of December 31, 1994, Federated Investors managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *source: Investment Company Institute
STANDARD & POOR'S RATINGS GROUP

"Standard and Poor's," "S&P ," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Ratings Group ("S&P") and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.





   FEDERATED MINI-CAP FUND
                    (A PORTFOLIO OF FEDERATED INDEX TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information should be read with the prospectus of the Fund dated December 31, 1995. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-235-4669.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                          Statement dated December 31, 1995




           FEDERATED SECURITIES CORP.
Cusip 31420E205
2062304A (1DISTRIBUTOR
           A SUBSIDIARY OF FEDERATED INVESTORS


GENERAL INFORMATION ABOUT THE FUND1

INVESTMENT OBJECTIVE AND POLICIES1

 Types of Investments            1
 When-Issued and Delayed Delivery
  Transactions                   3
 Lending of Portfolio Securities 3
 Reverse Repurchase Agreements   3
 Portfolio Turnover              3
 Investment Limitations          3
FEDERATED INDEX TRUST MANAGEMENT 6

 Fund Ownership                 10
 Trustees Compensation          11
 Trustee Liability              11
MANAGEMENT SERVICES             12

 Managers to the Fund           12
 Management Fees                12
 Other Related Services         12
BROKERAGE TRANSACTIONS          12

OTHER SERVICES                  13

 Custodian and Portfolio
  Recordkeeper                  13
 Transfer Agent                 13
 Independent Auditors           13
SHAREHOLDER SERVICES AGREEMENT  13

PURCHASING SHARES               13


 Conversion to Federal Funds    13
 Exchanging Securities for Fund
  Shares                        13
DETERMINING NET ASSET VALUE     14

 Determining Market Value of
  Securities                    14
REDEEMING SHARES                14

 Redemption in Kind             14
MASSACHUSETTS PARTNERSHIP LAW   15

TAX STATUS                      15

 The Fund's Tax Status          15
 Shareholders' Tax Status       15
TOTAL RETURN                    15

YIELD                           15

PERFORMANCE COMPARISONS         16

ABOUT  FEDERATED INVESTORS      16

FRANK RUSSELL COMPANY           17


GENERAL INFORMATION ABOUT THE FUND

   Federated Mini-Cap Fund (the "Fund") is a portfolio of Federated Index Trust (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. On December 5, 1994, the Trustees changed the name of the Fund from the Mini-Cap Fund to the Federated Mini-Cap Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are included in the Russell 2000 Small Stock Index (the "Index"), an index of small capitalization stocks.
The Fund is neither affiliated with nor sponsored by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index.
The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the sub-manager, prevailing market conditions warrant.


  MONEY MARKET INSTRUMENTS
     The Fund may invest in the following money market instruments:
        o instruments of domestic banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and
     oprime commercial paper (rated A-1 by Standard and Poor's Ratings Group,
      Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).
  REPURCHASE AGREEMENTS
     The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/ dealers which are deemed by the Fund's sub-manager to be creditworthy pursuant to guidelines established by the Trustees.
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by


     U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
        o The Farm Credit System, including the National Bank for
      Cooperatives,
      Farm Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;
     oFarmers Home Administration; and
     oFederal National Mortgage Association.
  STOCK INDEX FUTURES AND OPTIONS
     The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.
     As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.
     The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.
     The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.
     The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S.


     government securities approximately equal to 5%-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates.
     These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because the initial margin resembles a performance bond or good faith deposit on the contract, it is returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since the margin employed in futures contracts does not involve the borrowing of funds to finance the transaction.
  RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS
     The Fund will not enter into futures contracts to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. Further, the Fund will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
   These transactions are made to secure what is considered to be an
advantageous price or yield for the Fund.         No fees or other expenses,
other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.
The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended October 31, 1995 and October 31, 1994, the portfolio turnover rate for the Fund was 42% and 32%, respectively.


INVESTMENT LIMITATIONS
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities. However, the Fund may purchase stock index futures contracts and put options on stock indices and stock index futures contracts to the extent that not more than 5% of the Fund's total assets are required as initial margin deposit for futures contracts and not more than 20% of the Fund's total net assets are invested in futures and options at any time.
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts and put options on stock index futures contracts, but may obtain such short-term credits as are necessary for the clearance of transactions.
  LENDING CASH OR SECURITIES
        The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective and policies and the Declaration of Trust of the Trust.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.


  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
  DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of any one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S.


     government obligations shall not be considered investing in any one industry.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, including partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN RESTRICTED SECURITIES
     To comply with requirements of a particular state, the Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Security Act of 1933.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of operating history, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Fund's manager or sub-manager owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.


  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, other than put options on stock, stock indices and stock index futures contracts, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions and not more than 20% of the Fund's total net assets are invested in put options and future contracts at any time.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
  ACQUIRING SECURITIES
     The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities and repurchase agreements providing for settlement more than seven days after notice.
  INVESTING IN WARRANTS
     The Fund will not invest in warrants.


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.


FEDERATED INDEX TRUST MANAGEMENT
   Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Index Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  July 28, 1924
Chairman and Trustee
   Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President.




       J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  April 11, 1949
Executive Vice President and Trustee
   President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




James E. Dowd
571 Hayward Mill Road
Concord, MA
   Birthdate:  May 18, 1922
Trustee
   Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


   Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
   Birthdate:  October 11, 1932
Trustee
   Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.




Edward L. Flaherty, Jr.@
   Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
   Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
   70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
   Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
   Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
   Birthdate:  September 14, 1925
Trustee
   Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
   Birthdate:  June 21, 1935
Trustee
   Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  October 22, 1930
Executive Vice President
   Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated Shareholder Services; Senior Vice President, Federated
Administrative Services; Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
   Birthdate:  October 26, 1938
Executive Vice President and Secretary
   Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


        * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
        @ Member of the Executive Committee. The Executive Committee of the Trustees handles the responsibilities of the Trustees between meetings of the Trustees.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated


GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
   As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Charles Schwab & Co. Inc. , San


Francisco, CA, owned approximately 550,210 shares (5.37%); and Mitra & Co., Milwaukee, WI, owned approximately 715,381 shares (6.98%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue  $ -0-     $-0- for the Trust  and
Chairman and Trustee          68 other investment companies in the Fund
Complex
J. Christopher Donahue     $ -0-   $-0- for the Trust  and
Exec. Vice. Pres and Trustee       14 other investment companies in the Fund
Complex
Thomas G. Bigley $ -0-     $20,688 for the Trust  and
Trustee                    49 other investment companies in the Fund Complex
John T. Conroy, Jr.        $1,717  $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
William J. Copeland        $1,717  $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
James E. Dowd    $1,717    $117,202 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.    $1,573  $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.    $1,717  $117,202 for the Trust  and


Trustee                    64 other investment companies in the Fund Complex
Peter E. Madden  $1,340    $90,563 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Gregor F. Meyer  $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
John E. Murray, Jr.        $2,531  $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Wesley W. Posvar $1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex
Marjorie P. Smuts$1,573    $106,460 for the Trust  and
Trustee                    64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
MANAGEMENT SERVICES

MANAGERS TO THE FUND
The Fund's Manager is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.


   The Fund's sub-manager is ANB Investment Management and Trust Company ("ANB"). It is a wholly-owned subsidiary of First Chicago Investment Management Company. First Chicago Investment Management Company is a wholly-owned subsidiary of First National Bank of Chicago, which in turn, is a wholly-owned subsidiary of First Chicago Corporation. The sub-manager's directors are Alan F. Delp, J. Stephen Baine, Thomas P. Michaels,
David P. Bogler, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and P. James Kartalia. The officers of ANB are Alan F. Delp, Chairman, Stephen P. Manus, President, Neil R. Wright, Chief Investment Officer, and Thomas P. Michaels, Secretary and Treasurer.
Neither the manager nor the sub-manager shall be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by the manager or sub-manager, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon either of them by their respective contracts.
MANAGEMENT FEES
For their management services, Federated Management receives an annual fee as described in the prospectus. ANB receives an annual fee for its services, which will be paid by the manager, as described in the prospectus.
   For the fiscal years ended October 31, 1995, 1994 and 1993, the manager earned $540,284, $439,054 and $230,734, respectively, of which $56,620,
$96,021 and $230,734, respectively, was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Manager has undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the management fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2%


     per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Manager will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the management fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Manager will be limited, in any single fiscal year, by the amount of the management fee.
     This arrangement is not part of the Management Contract and may be amended or rescinded in the future.
OTHER RELATED SERVICES
Affiliates of the manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
   BROKERAGE TRANSACTIONS

   The managers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to
the        managers and may include: advice as to the advisability of
investing in               securities; security analysis and reports; economic
studies; industry studies; receipt of quotations for portfolio evaluations;
and        similar        services. Research services provided by brokers and
dealers may be used by the managers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the managers or their affiliates might otherwise have paid,
it would tend to reduce their expenses.        The managers and their
affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1995, 1994 and 1993, the Fund paid total brokerage commissions of $165,266, $144,520 and $165,152, respectively.
   Although investment decisions for the Fund are made independently from those of the other accounts managed by the managers, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the managers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the managers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Boston, Massachusetts, provides certain accounting and recordkeeping services with respect to the Funds's portfolio investments.
TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and, indirectly, to financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1995, the Fund paid shareholder services fees in the amount of $22,753, none of which was waived.
       PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."


CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
EXCHANGING SECURITIES FOR FUND SHARES
Investors may exchange securities they already own for Fund shares, or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values such securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
  TAX CONSEQUENCES
     Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.


DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows: ofor equity securities, according to the last sale price on a national securities exchange, if available;
oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
ofor bonds and other fixed income securities, at the last sale price on a national securities exchange if available, otherwise as determined by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
ofor all other securities, at fair value as determined in good faith by the
 Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value stock index futures contracts and options on stocks, stock indices and stock index futures contracts at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.


REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after State Street Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part with securities from the Fund's portfolio.
Such securities will be valued with the same valuation techniques employed in determining net asset value, and the securities will be selected in a manner the Trustees determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund will redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust enters into or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because the Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
oderive less than 30% of its gross income from the sale of securities held less than three months;
oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.


  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

   The Fund's average annual total return for the one-year period ended October 31, 1995 and for the period from August 11, 1992 (Start of Performance) to October 31, 1995 was 16.44% and 13.06%, respectively.
The average annual total return for the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.
YIELD

   The Fund's SEC yield for the thirty-day period ended October 31, 1995 was 1.70%.
The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
oportfolio quality;
oaverage portfolio maturity;
otype of instruments in which the portfolio is invested;
ochanges in interest rates and market value of portfolio securities;
ochanges in Fund expenses;
othe relative amount of Fund cash flow; and ovarious other factors.
   Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.


oRUSSELL 2000 INDEX--is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS--is a composite index of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.
 In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
oWILSHIRE 5000 EQUITY INDEXES--consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.
oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.
   ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent.


This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated Investors has more than 25 years' experience. As of December 31, 1994, Federated Investors managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *source: Investment Company Institute
FRANK RUSSELL COMPANY

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.
Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR


ANY DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.



PART C.OTHER INFORMATION

Item 24.                                Financial Statements and Exhibits:
       (a) Financial Statements (Filed in Part A)
       (b) Exhibits:
         (1)Conformed copy of Declaration of Trust of the Registrant, as amended; (10)
            (i) Conformed copy of Amendment No. 2 to the Declaration of Trust dated January 30, 1992; (10)
            (ii) Conformed copy of Amendment No. 3 to the Declaration of Trust dated June 18, 1992; (10)
            (iii) Conformed copy of Amendment No. 4 to the Declaration of
                  Trust dated June 3, 1993; (10)
            (iv) Conformed copy of Amendment No. 6 to the Declaration of Trust dated November 18, 1994 (11);
            (v)   Conformed copy of Amendment No. 7 to the Declaration of

   Cusip 31420E304
2062305A (12/95)


                  Trust dated December 5, 1994 (11);
         (2)Copy of By-Laws of the Registrant as amended (5);
            (i) Copy of Amendment No. 2 to the By-Laws of the Registrant
               dated February 2, 1987 (6);
         (3)Not applicable;
         (4)(i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Federated Mid-Cap and Federated Mini-Cap Funds (11);
            (ii) Copy of Specimen Certificates for Shares of Beneficial Interest of the Institutional Service and Institutional Service Shares of the Federated Max-Cap Fund (11);
         (5)Conformed copy of Investment Advisory Contract of the Registrant; (10)
            (i) Conformed copy of Sub-Management Contract for the Federated
               Max-Cap Fund and Federated Mid-Cap and Federated Mini-Cap Funds; (10)

+ All exhibits have been filed electronically.

5.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)
6.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 4 on Form N-1A filed May 8, 1992  (File Nos. 33-33852 and
  811-6061)
7.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 5 on Form N-1A filed December 24, 1992. (File Nos. 33-33852 and 811-6061)


10.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
11.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)


         (6)Conformed copy of Distributor's Contract; (10)
            (i) Conformed copy of Exhibit D to Distributor's Contract; (10)
            (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
         (7)Not applicable;
         (8) Conformed copy of Custodian Contract of the Registrant; +
         (9)(i)Conformed copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; +
            (ii)Conformed copy of Shareholder Services Agreement; +
            (iii) The responses described in Item 24(b)6 are hereby
               incorporated by reference.
        (10)Copy of the Opinion and Consent of Counsel as to legality of shares being registered; +
        (11)Conformed copy of Consent of Independent Auditors; +
        (12)Not applicable;
        (13)Conformed copy of Initial Capital Understanding (3);
        (14)Not applicable;


        (15) (i) Conformed copy of Rule 12b-1 Plan (10);
            (ii) The responses described in Item 24(b)6 are hereby
                incorprated by reference.
        (16)Schedules for Computation of Trust Performance Data (7);
        (17)Copy of Financial Data Schedules; +
        (18)Conformed copy of Power of Attorney; +


Item 25.    Persons Controlled by or Under Common Control with Registrant:

       None

Item 26.  Number of Holders of Securities:

       Shares of Beneficial Interest  Number of Record Holders
       (No par value)                  as of December 4, 1995
                                                             --

       Federated Max-Cap Fund
           Institutional Shares                2,447
           Institutional Service Shares          125

       Federated Mid-Cap Fund                    488
       Federated Mini-Cap Fund                 1,408

Item 27.  Indemnification: (3)


3.Response is incorporated by reference to Registrant's Pre-Effective
  Amendment No. 2 on Form N-1A dated June 29, 1990. (File No. 33-33852) 7.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 5 on Form N-1A filed December 24, 1992. (File No. 33-33852) 10.Response is incorporated by reference to Registrant's Post-Effective
  Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
Item 28.  Business and Other Connections of Investment Adviser:

          (a)For a description of the other business of the investment adviser, see the section entitled "Federated Index Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the manager are included in Part B of this Registration Statement under "Federated Index Trust Management." The remaining Trustee of the manager, his position with the manager, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook, & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.
             The remaining Officers of the investment adviser are:  William
             D. Dawson, Henry A. Frantzen, J. Thomas Madden and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson Drew J. Collins, Jonathan C. Conley and J. Alan Minteer, Senior Vice Presidents;
             J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales,Timothy E. Keefe, Stephen A. Keen, Mark S. Kopinski,


             Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles
             A. Ritter, James D. Roberge, Frank Semack, William F. Stotz, Sandra L. Weber and Christopher H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer, and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

             ANB Investment Management and Trust Co. ("ANB") is the Sub-Manager to the Trust. ANB, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. ANB is a wholly-owned subsidiary of First Chicago Investment Management Company, which, in turn, is an indirect wholly-owned subsidiary of First Chicago Corporation. It serves as investment adviser principally to corporate defined benefit and defined contribution plans which, as of September 30, 1995, has placed approximately $20.6 billion in assets with ANB. Since 1973, when American National Bank and Trust Company of Chicago introduced its first commingled equity index fund, ANB has developed and managed a family of equity and bond index funds in which some 331 nationwide non-financial institutional clients invest. In total, ANB manages 77 commingled/common trust funds.


             The executive officers of ANB are: Alan F. Delp, Chairman; Stephen P. Manus, President; Neil R. Wright, Chief Investment Officer; and Thomas P. Michaels, Secretary and Treasurer The Directors of ANB are Alan F. Delp, J. Stephen Baine, Thomas P. Michaels, David P. Bolger, Stephen P. Manus, Neil R. Wright, Terrall J. Janeway and P. James Kartalia. The business address of ANB and each of the above officers and Directors is 33 North LaSalle Street, Chicago, Illinois 60690.

Item 29.Principal Underwriters:

(a)       Federated Securities Corp., the Distributor for shares of the
             Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated


             U.S. Government Securities Fund: 3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trademark Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Fiduciary Funds, Inc.; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice     Executive Vice
Federated Investors Tower President, Federated, President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated   Executive Vice
Federated Investors Tower Securities Corp.      President and
Pittsburgh, PA 15222-3779                       Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,               --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,             --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.


Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,  Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Item 31.Management Services:  Not applicable.


Item 32.Undertakings:

        Registrant hereby undertakes to comply with the provisions of
        Section 16 (c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INDEX TRUST has


duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of December, 1995.

                           FEDERATED INDEX TRUST

               BY: /s/Melissa A. Moore
               Melissa A. Moore, Assistant Secretary
               Attorney in Fact for John F. Donahue
               December 28, 1995


   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                    DATE

By:/s/Melissa A. Moore
   Melissa A. Moore         Attorney In Fact    December 28, 1995
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)


Glen R. Johnson*            President

J. Christopher Donahue*     Executive Vice President
                              and Trustee

David M. Taylor*            Treasurer
                              (Principal Financial and
                              Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee


Marjorie P. Smuts*          Trustee